UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09491

Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-833-7113

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Airlines (0.8%):
15,199	Copa Holdings SA, Class A	$1,235,223

Auto Components (2.9%):
60,880	Tenneco, Inc. *	1,704,640
93,187	Tesla Motors, Inc. *^	2,728,515

		4,433,155

Biotechnology (6.1%):
221,870	Amarin Corp. PLC, Sponsored ADR *^	2,795,562
55,985	ARIAD Pharmaceuticals, Inc. *	1,356,237
26,510	Cubist Pharmaceuticals, Inc. *	1,263,997
148,193	Emergent Biosolutions, Inc. *	2,105,822
59,936	Myriad Genetics, Inc. *	1,617,673

		9,139,291

Capital Markets (2.9%):
70,320	Financial Engines, Inc. *^	1,675,726
400,785	WisdomTree Investments, Inc. *	2,685,259

		4,360,985

Chemicals (1.3%):
54,606	American Vanguard Corp.	1,900,289

Commercial Services & Supplies (3.2%):
98,475	Encore Capital Group, Inc. *	2,782,904
36,016	InnerWorkings, Inc. *^	468,928
90,427	Mobile Mini, Inc. *	1,511,035

		4,762,867

Communications Equipment (2.6%):
188,080	Acme Packet, Inc. *^	3,216,168
49,465	Sycamore Networks, Inc. *	761,761

		3,977,929

Diversified Consumer Services (2.7%):
111,924	American Public Education *^	4,077,391

Diversified Telecommunication Services (1.5%):
95,907	Cogent Communications Group, Inc.	2,204,902

Electrical Equipment (2.4%):
100,999	Polypore International, Inc. *^	3,570,315

Electronic Equipment, Instruments & Components (2.5%):
65,715	IPG Photonics Corp. *^	3,765,469

Energy Equipment & Services (1.2%):
174,679	Tesco Corp. *	1,865,572

Food Products (0.9%):
109,125	Smart Balance, Inc. *	1,318,230

Health Care Equipment & Supplies (5.1%):
77,665	ABIOMED, Inc. *^	1,630,188
49,095	Align Technology, Inc. *^	1,815,042
61,785	Insulet Corp. *	1,333,320
192,938	OraSure Technologies, Inc. *	2,145,471
48,140	Spectranetics Corp. (The) *	710,065

		7,634,086

Health Care Providers & Services (1.1%):
48,005	HMS Holdings Corp. *	1,604,807

Health Care Technology (0.5%):
20,095	Medidata Solutions, Inc. *	833,943

Hotels, Restaurants & Leisure (3.5%):
15,110	BJ’s Restaurants, Inc. *^	685,238
56,009	Life Time Fitness, Inc. *^	2,561,852
73,470	Pinnacle Entertainment, Inc. *	900,007

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
76,960	Shuffle Master, Inc. *	$1,216,738

		5,363,835

Household Durables (1.7%):
64,875	SodaStream International, Ltd. *^	2,541,154

Internet & Catalog Retail (0.9%):
43,225	Shutterfly, Inc. *	1,345,162

Internet Software & Services (5.5%):
227,577	Constant Contact, Inc. *^	3,959,840
69,485	ExactTarget, Inc. *^	1,682,926
155,555	Internap Network Services Corp. *	1,096,663
44,548	VistaPrint NV *^	1,521,314

		8,260,743

IT Services (3.5%):
139,245	Lender Processing Services, Inc.	3,883,543
129,940	ServiceSource International, Inc. *^	1,333,184

		5,216,727

Life Sciences Tools & Services (0.8%):
39,085	PAREXEL International Corp. *	1,202,255

Machinery (6.1%):
101,540	Dynamic Materials Corp.	1,525,131
111,400	Greenbrier Cos., Inc. (The) *	1,797,996
137,735	Manitowoc Co., Inc. (The)	1,837,385
562,531	Wabash National Corp. *	4,010,846

		9,171,358

Media (1.0%):
145,565	Pandora Media, Inc. *^	1,593,937

Metals & Mining (4.9%):
194,025	Globe Specialty Metals, Inc.	2,953,060
36,745	Haynes International, Inc.	1,916,252
251,126	Horsehead Holding Corp. *	2,345,517
16,465	Metals USA Holdings Corp. *	220,137

		7,434,966

Oil, Gas & Consumable Fuels (12.6%):
137,965	Carrizo Oil & Gas, Inc. *	3,450,505
261,780	Comstock Resources, Inc. *^	4,811,516
343,548	Goodrich Petroleum Corp. *^	4,342,447
48,965	PDC Energy, Inc. *	1,548,763
642,747	Quicksilver Resources, Inc. *^	2,628,835
361,380	Scorpio Tankers, Inc. *	2,168,280

		18,950,346

Personal Products (1.2%):
70,850	Medifast, Inc. *^	1,852,727

Professional Services (2.7%):
123,915	Acacia Research *	3,396,510
25,785	FTI Consulting, Inc. *	687,944

		4,084,454

Road & Rail (0.7%):
71,102	Celadon Group, Inc.	1,142,609

Semiconductors & Semiconductor Equipment (4.7%):
125,385	Cavium, Inc. *^	4,179,082
269,675	Inphi Corp. *	2,874,736

		7,053,818

Software (4.7%):
89,698	BroadSoft, Inc. *^	3,679,412
12,190	CommVault Systems, Inc. *	715,553

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Allianz AGIC Opportunity Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Software, continued
155,365	Mitek Systems, Inc. *^	$501,829
46,745	QLIK Technologies, Inc. *	1,047,556
23,310	Sourcefire, Inc. *	1,142,889

		7,087,239

Specialty Retail (0.7%):
35,190	Francesca’s Holdings Corp. *^	1,081,389

Textiles, Apparel & Luxury Goods (2.6%):
83,720	Crocs, Inc. *	1,357,101
26,040	Steven Madden, Ltd. *	1,138,469
62,415	Tumi Holdings, Inc. *^	1,469,249

		3,964,819

Thrifts & Mortgage Finance (2.1%):
94,905	Nationstar Mortgage Holdings, Inc. *^	3,148,948

Trading Companies & Distributors (1.8%):
83,695	United Rentals, Inc. *	2,737,663

Total Common Stocks (Cost $145,131,720)		149,918,603

Securities Held as Collateral for Securities on Loan (23.6%):
$ 35,509,731	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	35,509,731

Total Securities Held as Collateral for Securities on Loan (Cost $35,509,731)		35,509,731

Unaffiliated Investment Company (1.0%):
1,498,667	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	1,498,667

Total Unaffiliated Investment Company (Cost $1,498,667)		1,498,667

Total Investment Securities (Cost $182,140,118)(c) — 124.0%		186,927,001
Net other assets (liabilities) — (24.0)%		(36,139,229)

Net Assets — 100.0%		$150,787,772

Percentages indicated are based on net assets as of September 30, 2012.

ADR	American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $34,695,228.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(b)	The rate represents the effective yield at September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Bermuda	0.8%
Canada	1.0
Ireland (Republic of)	1.5
Israel	1.4
Marshall Islands	1.2
Panama	0.7
United States	93.4

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (98.2%):
Aerospace & Defense (5.9%):
300,900	Boeing Co. (The)	$20,948,658
33,600	Precision Castparts Corp.	5,488,224
84,700	United Technologies Corp.	6,631,163

		33,068,045

Air Freight & Logistics (0.6%):
48,400	United Parcel Service, Inc., Class B	3,463,988

Auto Components (0.9%):
93,100	Allison Transmission Holdings, Inc. ^	1,873,172
117,300	Tesla Motors, Inc. *^	3,434,544

		5,307,716

Beverages (4.3%):
397,100	Coca-Cola Co. (The)	15,062,003
128,300	PepsiCo, Inc.	9,079,791

		24,141,794

Biotechnology (5.3%):
53,000	Alexion Pharmaceuticals, Inc. *	6,063,200
107,900	ARIAD Pharmaceuticals, Inc. *	2,613,877
47,700	Biogen Idec, Inc. *	7,118,271
181,900	Gilead Sciences, Inc. *	12,065,427
12,477	Regeneron Pharmaceuticals, Inc. *	1,904,739

		29,765,514

Building Products (0.4%):
133,470	Masco Corp.	2,008,724

Capital Markets (1.7%):
55,100	Goldman Sachs Group, Inc. (The)	6,263,768
229,400	Jefferies Group, Inc.	3,140,486

		9,404,254

Chemicals (2.4%):
95,300	Celanese Corp., Series A	3,612,823
109,600	Monsanto Co.	9,975,792

		13,588,615

Commercial Banks (1.4%):
229,600	Wells Fargo & Co.	7,928,088

Communications Equipment (5.0%):
52,100	F5 Networks, Inc. *	5,454,870
361,700	QUALCOMM, Inc.	22,602,633
		28,057,503
Computers & Peripherals (11.5%):
77,600	Apple, Inc.	51,779,376
363,700	EMC Corp. *	9,918,099
95,193	Fusion-io, Inc. *^	2,881,492

		64,578,967

Diversified Telecommunication Services (1.9%):
108,300	Level 3 Communications, Inc. *	2,487,651
174,100	Verizon Communications, Inc.	7,933,737

		10,421,388

Electrical Equipment (0.7%):
36,600	Roper Industries, Inc.	4,021,974

Energy Equipment & Services (2.1%):
91,100	National-Oilwell Varco, Inc.	7,298,021
124,400	Noble Corp.	4,451,032

		11,749,053

Food & Staples Retailing (3.3%):
141,500	Costco Wholesale Corp.	14,167,687
42,700	Whole Foods Market, Inc.	4,158,980

		18,326,667

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (1.1%):
12,600	Intuitive Surgical, Inc. *	$6,244,938

Health Care Providers & Services (2.5%):
220,813	Express Scripts Holding Co. *	13,838,351

Health Care Technology (0.8%):
60,100	Cerner Corp. *	4,652,341

Hotels, Restaurants & Leisure (3.8%):
132,800	Las Vegas Sands Corp.	6,157,936
76,300	McDonald’s Corp.	7,000,525
162,400	Starbucks Corp.	8,241,800

		21,400,261

Industrial Conglomerates (2.6%):
268,600	Danaher Corp.	14,813,290

Internet & Catalog Retail (5.3%):
83,400	Amazon.com, Inc. *	21,210,288
13,300	Priceline.com, Inc. *	8,229,109

		29,439,397

Internet Software & Services (5.6%):
178,500	eBay, Inc. *	8,641,185
26,500	Google, Inc., Class A *	19,994,250
43,402	Rackspace Hosting, Inc. *	2,868,438

		31,503,873

IT Services (1.4%):
57,200	Visa, Inc., Class A	7,680,816

Machinery (3.7%):
143,500	Eaton Corp. ^	6,781,810
126,700	Stanley Black & Decker, Inc.	9,660,875
192,330	Terex Corp. *	4,342,811

		20,785,496

Media (2.2%):
119,000	CBS Corp., Class B	4,323,270
229,900	Comcast Corp., Class A	8,223,523

		12,546,793

Oil, Gas & Consumable Fuels (1.7%):
76,600	Anadarko Petroleum Corp.	5,355,872
44,700	Noble Energy, Inc.	4,144,137

		9,500,009

Personal Products (0.4%):
47,498	Herbalife, Ltd.	2,251,405

Pharmaceuticals (4.8%):
165,000	Eli Lilly & Co.	7,822,650
154,700	Merck & Co., Inc.	6,976,970
283,700	Pfizer, Inc.	7,049,945
93,500	Valeant Pharmaceuticals International, Inc. *	5,167,745

		27,017,310

Professional Services (0.2%):
22,387	Manpower, Inc.	823,842

Real Estate Investment Trusts (REITs) (1.1%):
85,700	American Tower Corp.	6,118,123

Semiconductors & Semiconductor Equipment (2.0%):
37,300	Avago Technologies, Ltd.	1,300,465
152,335	Broadcom Corp., Class A	5,267,744
136,800	ON Semiconductor Corp. *	844,056

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Capital Appreciation Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
118,300	Xilinx, Inc.	$3,952,403

		11,364,668

Software (8.0%):
573,200	Microsoft Corp.	17,069,896
230,300	Oracle Corp.	7,252,147
112,600	Red Hat, Inc. *	6,411,444
46,401	Salesforce.com, Inc. *	7,084,969
75,000	VMware, Inc., Class A *	7,255,500

		45,073,956

Specialty Retail (1.6%):
152,300	Home Depot, Inc. (The)	9,194,351

Textiles, Apparel & Luxury Goods (2.0%):
94,500	Michael Kors Holdings, Ltd. *	5,025,510
110,300	Under Armour, Inc., Class A *^	6,158,049

		11,183,559

Total Common Stocks (Cost $423,695,632)		551,265,069

Securities Held as Collateral for Securities on Loan (3.8%):
$21,147,500	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	21,147,500

Total Securities Held as Collateral for Securities on Loan (Cost $21,147,500)		21,147,500

Unaffiliated Investment Company (1.8%):
10,168,266	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	10,168,266

Total Unaffiliated Investment Company (Cost $10,168,266)		10,168,266

Total Investment Securities (Cost $455,011,398)(c) — 103.8%		582,580,835
Net other assets (liabilities) — (3.8)%		(21,457,243)

Net Assets — 100.0%		$561,123,592

Percentages indicated are based on net assets as of September 30, 2012.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $20,783,136.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(b)	The rate represents the effective yield at September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (57.4%):
Aerospace & Defense (1.0%):
9,178	Boeing Co. (The)	$638,972
3,100	General Dynamics Corp.	204,972
691	L-3 Communications Holdings, Inc.	49,552
2,472	Precision Castparts Corp.	403,776
14,145	Safran SA	509,813
15,370	Spirit AeroSystems Holdings, Inc., Class A *	341,368
15,085	United Technologies Corp.	1,181,005

		3,329,458

Airlines (0.1%):
5,200	Japan Airlines Co., Ltd. *	243,271

Auto Components (0.7%):
5,100	AISIN SEIKI Co., Ltd.	144,979
449	Autoliv, Inc. ^	27,825
2,949	BorgWarner, Inc. *	203,805
23,400	Bridgestone Corp.	542,420
65,282	Cheng Shin Rubber Industry Co., Ltd.	171,313
3,500	Delphi Automotive plc *	108,500
7,400	DENSO Corp.	232,285
12,800	Futaba Industrial Co., Ltd. *	51,803
6,278	Johnson Controls, Inc.	172,017
1,100	Lear Corp.	41,569
74	Mando Corp.	10,208
18,100	Toyota Industries Corp.	506,503

		2,213,227

Automobiles (1.1%):
3,186	Bayerische Motoren Werke AG (BMW)	233,542
8,000	Daihatsu Motor Co., Ltd.	133,394
4,094	Daimler AG, Registered Shares	198,550
58,000	Dongfeng Motor Corp., H Shares	67,625
38,046	Ford Motor Co.	375,134
68,000	Fuji Heavy Industries, Ltd.	564,221
20,882	General Motors Co. *	475,066
16,500	Honda Motor Co., Ltd.	506,427
1,822	Hyundai Motor Co.	410,857
33,400	Suzuki Motor Corp.	648,098
89,000	Yulon Motor Co., Ltd.	178,623

		3,791,537

Beverages (0.5%):
7,551	Coca-Cola Co. (The)	286,409
1,682	Constellation Brands, Inc., Class A *	54,413
15,567	DE Master Blenders 1753 NV *	187,787
4,479	Diageo plc, Sponsored ADR	504,918
2,613	Dr Pepper Snapple Group, Inc.	116,357
1,836	Fomento Economico Mexicano SAB de C.V., Sponsored ADR	168,875
25,000	Kirin Holdings Co., Ltd.	334,372

		1,653,131

Biotechnology (0.4%):
5,537	Amgen, Inc.	466,880
3,936	BioMarin Pharmaceutical, Inc. *	158,503
7,122	Gilead Sciences, Inc. *	472,402
1,833	United Therapeutics Corp. *	102,428
5,200	Vertex Pharmaceuticals, Inc. *	290,940

		1,491,153

Building Products (0.0%):
822,282	Yuanda China Holdings, Ltd.	75,085

Shares		Fair Value
Common Stocks, continued
Capital Markets (0.9%):
651	Ameriprise Financial, Inc.	$36,905
33,685	Bank of New York Mellon Corp. (The)	761,955
7,540	Deutsche Bank AG, Registered Shares	298,364
5,633	Goldman Sachs Group, Inc. (The)	640,359
13,225	Morgan Stanley	221,387
27,800	Nomura Holdings, Inc.	99,296
4,371	Northern Trust Corp.	202,880
12,600	State Street Corp.	528,696
25,355	UBS AG, Registered Shares	309,545

		3,099,387

Chemicals (2.8%):
928	Agrium, Inc.	96,011
39,000	Asahi Kasei Corp.	201,322
8,126	BASF SE	686,547
922	CF Industries Holdings, Inc.	204,905
213,460	China BlueChemical, Ltd., H shares	125,774
14,416	Dow Chemical Co. (The)	417,487
9,945	E.I. du Pont de Nemours & Co.	499,935
902	Eastman Chemical Co.	51,423
20,814	FMC Corp.	1,152,679
11,800	Hitachi Chemical Co., Ltd.	159,442
10,300	JSR Corp.	168,873
13,500	Kuraray Co., Ltd.	153,398
5,506	Lanxess AG	457,039
4,522	Linde AG	779,538
5,955	Monsanto Co.	542,024
7,594	Orica, Ltd.	195,132
20,514	Potash Corp. of Saskatchewan, Inc.	890,718
547	PPG Industries, Inc.	62,818
1,773	Praxair, Inc.	184,179
168,000	PTT Global Chemical PCL	341,144
920	Samsung Fine Chemicals Co., Ltd.	55,136
13,000	Shin-Etsu Chemical Co., Ltd.	730,977
2,801	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	172,654
2,795	Syngenta AG, Registered Shares	1,044,827
90,000	Ube Industries, Ltd.	193,652

		9,567,634

Commercial Banks (2.2%):
26,897	Banco Bilbao Vizcaya Argentaria SA ^	212,639
48,216	Banco Santander SA *	361,175
5,384	Bank of Nova Scotia	295,386
15,277	BNP Paribas SA	730,086
13,000	DBS Group Holdings, Ltd.	151,876
105,559	HSBC Holdings plc	979,372
165,783	Intesa Sanpaolo	253,512
436,068	Lloyds Banking Group plc *	274,721
2,302	M&T Bank Corp.	219,058
48,000	Oversea-Chinese Banking Corp., Ltd.	364,429
125,944	Sberbank	369,604
46,300	Siam Commercial Bank Public Co., Ltd.	252,955
12,800	Sumitomo Mitsui Financial Group, Inc.	398,296
4,557	Svenska Handelsbanken AB, A Shares	171,248
2,522	Toronto-Dominion Bank (The)	210,398
20,226	U.S. Bancorp	693,752
29,000	UniCredit SpA *	121,209
7,000	United Overseas Bank, Ltd.	111,797

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
38,113	Wells Fargo & Co.	$1,316,042

		7,487,555

Communications Equipment (1.2%):
79,052	Cisco Systems, Inc.	1,509,102
28,789	Juniper Networks, Inc. *	492,580
1,049	Motorola Solutions, Inc.	53,027
29,400	QUALCOMM, Inc.	1,837,206

		3,891,915

Computers & Peripherals (2.6%):
8,459	Apple, Inc.	5,644,352
26,016	Dell, Inc.	256,518
34,390	EMC Corp. *	937,815
9,935	Fusion-io, Inc. *^	300,732
17,237	NetApp, Inc. *	566,753
20,434	SanDisk Corp. *	887,449
1,248	Western Digital Corp.	48,335

		8,641,954

Construction & Engineering (0.3%):
19,000	JGC Corp.	634,005
8,925	KBR, Inc.	266,144
4,000	Kinden Corp.	25,210
43,000	Okumura Corp.	141,576
42,000	Toda Corp.	126,438

		1,193,373

Consumer Finance (0.4%):
7,477	American Express Co.	425,142
8,726	Capital One Financial Corp.	497,469
11,054	Discover Financial Services	439,176

		1,361,787

Containers & Packaging (0.0%):
4,149	Crown Holdings, Inc. *	152,476

Diversified Financial Services (1.2%):
102,371	Bank of America Corp.	903,936
41,290	Citigroup, Inc.	1,351,009
1,818	Deutsche Boerse AG	100,670
44,631	ING Groep NV *	354,751
30,464	JPMorgan Chase & Co.	1,233,182

		3,943,548

Diversified Telecommunication Services (2.5%):
55,815	AT&T, Inc.	2,104,225
153,624	BT Group plc	572,937
3,446	CenturyLink, Inc.	139,218
59,503	Chunghwa Telecom Co., Ltd.	190,805
12,698	Chunghwa Telecom Co., Ltd., ADR	403,162
47,761	Deutsche Telekom AG, Registered Shares	587,715
31,226	Koninklijke (Royal) KPN NV	239,036
1,050	KT Corp.	33,134
12,364	KT Corp., Sponsored ADR	193,373
10,400	Nippon Telegraph & Telephone Corp.	493,624
103,141	PT Telekomunikasi Indonesia Tbk	101,488
164,000	Singapore Telecommunications, Ltd.	427,042
717	Swisscom AG, Registered Shares ^	288,553
16,188	Telefonica Brasil SA, Sponsored ADR	351,927
121,900	Telekom Malaysia Berhad	246,195
50,971	Telstra Corp., Ltd.	206,739
2,504	Telus Corp.	157,990
25,358	Verizon Communications, Inc.	1,155,564

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
13,382	Ziggo NV	$454,713

		8,347,440

Electric Utilities (1.0%):
9,927	American Electric Power Co., Inc.	436,192
17,321	Companhia Energetica de Minas Gerais SA, Sponsored ADR	209,931
103,687	Federal Hydrogenerating Co. (RusHydro)	277,779
11,695	NextEra Energy, Inc.	822,509
594	Pampa Energia SA, Sponsored ADR *^	2,192
12,632	PPL Corp.	366,960
4,820	PPL Corp.	258,882
26,854	Scottish & Southern Energy plc	603,994
7,356	Southern Co. (The)	339,038

		3,317,477

Electrical Equipment (0.2%):
31,000	Dongfang Electric Corp., Ltd., H Shares ^	42,039
8,643	Rockwell Automation, Inc.	601,121
218,000	Shanghai Electric Group Co., Ltd., H Shares	77,230
9,400	Sumitomo Electric Industries, Ltd.	99,311

		819,701

Electronic Equipment, Instruments & Components (0.7%):
94,608	Corning, Inc.	1,244,095
32,000	Hitachi, Ltd.	177,856
5,217	Hon Hai Precision Industry Co., Ltd.	16,173
18,100	HOYA Corp.	397,644
5,800	Murata Manufacturing Co., Ltd.	308,622
3,000	Nippon Electric Glass Co., Ltd.	16,458
4,300	TDK Corp. ^	159,975
1,500	TE Connectivity, Ltd.	51,015

		2,371,838

Energy Equipment & Services (1.0%):
724	Diamond Offshore Drilling, Inc. ^	47,647
11,791	Halliburton Co.	397,239
957	Helmerich & Payne, Inc.	45,563
16,659	McDermott International, Inc. *	203,573
11,312	National-Oilwell Varco, Inc.	906,204
18,209	Schlumberger, Ltd.	1,317,057
1,352	Technip-Coflexip SA	150,838
5,005	Tenaris SA, Sponsored ADR	204,054
12,799	Weatherford International, Ltd. *	162,291

		3,434,466

Food & Staples Retailing (0.5%):
11,807	CVS Caremark Corp.	571,695
1,680	Kroger Co. (The)	39,547
16,200	Wal-Mart Stores, Inc.	1,195,560

		1,806,802

Food Products (1.5%):
37,154	Cosan, Ltd., Class A Shares	589,262
11,785	General Mills, Inc.	469,632
5,626	H.J. Heinz Co.	314,775
13,002	Hillshire Brands Co.	348,194
20,733	Kraft Foods, Inc., Class A	857,310
9,709	Mead Johnson Nutrition Co.	711,475
16,360	Nestle SA, Registered Shares	1,032,337

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
25,857	SLC Agricola SA	$276,752
6,691	Unilever NV	236,997
2,499	Unilever NV, NYS	88,665
4,423	Unilever plc	161,074
2,762	Unilever plc, Sponsored ADR	100,868

		5,187,341

Gas Utilities (0.2%):
94,000	China Resources Gas Group, Ltd.	191,954
102,000	Tokyo Gas Co., Ltd.	562,059

		754,013

Health Care Equipment & Supplies (0.6%):
4,600	Covidien plc	273,332
3,789	Essilor International SA Cie Generale d’Optique	355,267
18,552	Hologic, Inc. *	375,492
17,429	Medtronic, Inc.	751,539
3,600	Terumo Corp.	154,934

		1,910,564

Health Care Providers & Services (2.7%):
17,796	Aetna, Inc.	704,722
7,385	AmerisourceBergen Corp.	285,873
51,000	Bangkok Dusit Medical Services PCL	178,209
10,524	Cardinal Health, Inc.	410,120
6,329	CIGNA Corp.	298,539
1,075	Coventry Health Care, Inc.	44,817
3,832	DaVita, Inc. *	397,034
4,410	Express Scripts Holding Co. *	276,375
8,320	Fresenius Medical Care AG & Co., KGaA	610,583
5,030	Fresenius SE & Co. KGaA	584,392
25,242	HCA Holdings, Inc.	839,297
9,804	HealthSouth Corp. *	235,884
5,862	Humana, Inc.	411,219
571,900	IHH Healthcare Bhd *	599,044
56,339	Life Healthcare Group Holdings Pte, Ltd.	215,299
5,435	McKesson, Inc.	467,573
32,229	NMC Health plc *	94,255
55,000	Raffles Medical Group, Ltd.	108,783
78,797	Sinopharm Group Co., H Shares ^	252,375
16,467	UnitedHealth Group, Inc.	912,436
13,854	Universal Health Services, Inc., Class B	633,543
7,797	WellPoint, Inc.	452,304

		9,012,676

Hotels, Restaurants & Leisure (0.2%):
11,820	International Game Technology	154,724
4,213	McDonald’s Corp.	386,542
837	Wyndham Worldwide Corp.	43,926

		585,192

Household Durables (0.4%):
29,301	Cyrela Brazil Realty SA Empreendimentos e Participacoes	250,718
1,200	Garmin, Ltd. ^	50,088
50,175	MRV Engenharia e Participacoes SA	297,361
36,039	PulteGroup, Inc. *	558,604
2,900	Rinnai Corp.	215,149

		1,371,920

Shares		Fair Value
Common Stocks, continued
Household Products (0.7%):
6,206	Colgate-Palmolive Co.	$665,407
23,214	Procter & Gamble Co. (The)	1,610,123

		2,275,530

Independent Power Producers & Energy Traders (0.3%):
27,889	AES Corp. (The) *	305,943
24,921	Calpine Corp. *	431,133
112,000	China Resources Power Holdings Co.	244,708
124,000	Huaneng Power International, Inc., H Shares	94,151
6,634	Tractebel Energia SA	104,592

		1,180,527

Industrial Conglomerates (1.6%):
5,080	3M Co.	469,493
125,219	Beijing Enterprises Holdings, Ltd.	833,486
105,693	General Electric Co.	2,400,288
53,000	Keppel Corp., Ltd.	489,878
598	LG Corp.	33,150
8,412	Siemens AG, Registered Shares	839,941
576,368	Tianjin Development Holdings, Ltd. *	262,282

		5,328,518

Insurance (2.0%):
11,656	ACE, Ltd.	881,194
15,684	Amlin plc	102,304
3,794	Arch Capital Group, Ltd. *	158,134
23,985	AXA SA	358,364
1,033	Axis Capital Holdings, Ltd.	36,072
2,621	Berkshire Hathaway, Inc., Class B *	231,172
5,368	Chubb Corp. (The)	409,471
1,682	CNA Financial Corp.	45,078
8,514	Fidelity National Financial, Inc., Class A	182,114
2,211	Lincoln National Corp.	53,484
7,628	MetLife, Inc.	262,861
20,600	MS&AD Insurance Group Holdings, Inc.	354,180
1,181	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	184,516
2,500	Platinum Underwriters Holdings, Ltd.	102,175
10,296	Progressive Corp. (The)	213,539
3,348	Prudential Financial, Inc.	182,499
625	Reinsurance Group of America, Inc.	36,169
2,513	RenaissanceRe Holdings, Ltd.	193,602
10,700	Sony Financial Holdings, Inc.	182,328
2,869	StanCorp Financial Group, Inc.	89,628
33,400	Tokio Marine Holdings, Inc.	852,793
877	Torchmark Corp.	45,034
8,576	Travelers Cos., Inc. (The)	585,398
2,264	UnumProvident Corp.	43,514
25,594	XL Group plc	615,024
960	Zurich Insurance Group AG	239,108

		6,639,755

Internet & Catalog Retail (0.0%):
1,003	Expedia, Inc.	58,014

Internet Software & Services (0.5%):
1,980	Google, Inc., Class A *	1,493,910
593	Yahoo! Japan Corp.	225,856

		1,719,766

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services (0.8%):
800	Accenture plc, Class A	$56,024
473	Alliance Data Systems Corp. *^	67,142
1,577	Amdocs, Ltd.	52,025
1,529	Computer Sciences Corp.	49,249
1,599	Fidelity National Information Services, Inc.	49,921
2,335	MasterCard, Inc., Class A	1,054,206
11,063	Visa, Inc., Class A	1,485,540
1,745	Western Union Co.	31,794

		2,845,901

Leisure Equipment & Products (0.2%):
16,895	Mattel, Inc.	599,435

Life Sciences Tools & Services (0.5%):
10,065	Agilent Technologies, Inc.	386,999
3,478	Life Technologies Corp. *	170,005
1,127	Mettler-Toledo International, Inc. *	192,424
7,440	PerkinElmer, Inc.	219,257
6,302	Thermo Fisher Scientific, Inc.	370,747
4,071	Waters Corp. *	339,236

		1,678,668

Machinery (0.7%):
1,271	CNH Global NV, NYS *	49,277
2,227	Cummins, Inc.	205,352
1,900	Fanuc, Ltd.	306,086
60,715	Fiat Industrial SpA	595,506
60,613	Haitian International Holdings, Ltd.	68,775
46,892	Invensys plc	177,678
59,000	Kubota Corp.	596,975
6,530	Navistar International Corp. *^	137,718
3,818	PACCAR, Inc.	152,815
565	Parker Hannifin Corp.	47,223
7,000	SembCorp Marine, Ltd. ^	28,226

		2,365,631

Marine (0.1%):
25	A.P. Moller - Maersk A/S, Class B	179,230

Media (0.9%):
43,275	Comcast Corp., Class A	1,547,947
1,685	DISH Network Corp., Class A	51,578
6,401	Eutelsat Communications	205,578
4,548	Kabel Deutschland Holding AG *	324,898
11,742	Manchester United plc, Class A *	149,476
836	McGraw-Hill Cos., Inc. (The)	45,637
32,000	Singapore Press Holdings, Ltd. ^	106,057
5,727	Time Warner Cable, Inc.	544,409
30,224	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	84,872

		3,060,452

Metals & Mining (2.1%):
27,115	Alcoa, Inc.	239,968
22,324	Antofagasta plc	456,967
7,112	Detour Gold Corp.	198,496
31,684	Eldorado Gold Corp.	483,255
7,835	Freeport-McMoRan Copper & Gold, Inc.	310,109
22,599	Glencore International plc	125,621
32,467	Goldcorp, Inc.	1,488,612
4,702	Katanga Mining, Ltd.	2,057

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
6,971	Kinross Gold Corp.	$71,174
31,893	Kinross Gold Corp.	326,459
14,492	Newcrest Mining, Ltd.	430,654
14,981	Newmont Mining Corp.	839,086
30,217	Osisko Mining Corp.	299,464
90,507	Polyus Gold International, Ltd. *	317,367
451	POSCO	147,316
1,999	POSCO, Sponsored ADR	162,998
4,000	Randgold Resources, Ltd., ADR	492,000
14,326	Silver Wheaton Corp.	568,885
11,025	Stillwater Mining Co. *	129,985
1,193	Teck Resources, Ltd., Class B	35,134

		7,125,607

Multi-Utilities (0.4%):
9,869	CMS Energy Corp.	232,415
5,410	Dominion Resources, Inc.	286,405
64,126	National Grid plc	707,802

		1,226,622

Multiline Retail (0.0%):
1,080	Macy’s, Inc.	40,630

Office Electronics (0.1%):
14,300	Canon, Inc.	457,757

Oil, Gas & Consumable Fuels (6.9%):
5,240	Anadarko Petroleum Corp.	366,381
6,620	Apache Corp.	572,432
39,500	Athabasca Oil Corp.	529,721
57,934	BG Group plc	1,172,964
58,354	BP plc	411,822
10,748	BP plc, Sponsored ADR	455,285
12,191	Canadian Natural Resources, Ltd.	375,361
10,761	Chevron Corp.	1,254,302
14,604	Cobalt International Energy, Inc. *	325,231
735	ConocoPhillips	42,027
34,605	CONSOL Energy, Inc.	1,039,880
17,626	Devon Energy Corp.	1,066,373
30,592	Eni SpA ^	671,143
3,081	EOG Resources, Inc.	345,226
19,948	Genel Energy plc *	248,970
104	INPEX Corp.	616,221
21,120	KazMunaiGas Exploration Production, GDR, Registered Shares	389,900
46,090	Marathon Oil Corp.	1,362,881
29,728	Marathon Petroleum Corp.	1,622,852
3,736	Murphy Oil Corp.	200,586
2,361	Nexen, Inc.	59,828
23,074	Occidental Petroleum Corp.	1,985,749
30,018	Petroleo Brasileiro SA, Sponsored ADR	662,497
32,621	Phillips 66	1,512,636
21,700	PTT PCL	230,784
16,277	QEP Resources, Inc.	515,330
10,398	Royal Dutch Shell plc, Sponsored ADR	721,725
11,682	SM Energy Co.	632,113
14,711	Statoil ASA	380,684
1,544	Suncor Energy, Inc.	50,720
30,077	Suncor Energy, Inc.	989,713
11,604	Talisman Energy, Inc.	155,145
12,293	Total SA	611,369

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
14,742	Total SA, Sponsored ADR ^	$738,574
1,290	Tupras-Turkiye Petrol Rafinerileri AS	29,475
1,868	Valero Energy Corp.	59,178
16,097	Whiting Petroleum Corp. *	762,676

		23,167,754

Paper & Forest Products (0.0%):
1,519	International Paper Co.	55,170

Personal Products (0.2%):
913	Herbalife, Ltd. ^	43,276
46,896	Hypermarcas SA *	341,104
4,700	Kao Corp.	138,547

		522,927

Pharmaceuticals (3.8%):
868	Abbott Laboratories	59,510
7,560	Allergan, Inc.	692,345
4,400	Astellas Pharma, Inc.	223,537
20,877	AstraZeneca plc	997,231
964	AstraZeneca plc, Sponsored ADR	46,137
7,283	Bayer AG	626,571
15,042	Bristol-Myers Squibb Co.	507,668
1,013	GlaxoSmithKline plc, Sponsored ADR	46,841
28,459	Johnson & Johnson Co.	1,961,110
20,000	Kyowa Hakko Kogyo Co., Ltd.	241,641
30,462	Merck & Co., Inc.	1,373,836
16,278	Mylan, Inc. *	397,183
5,956	Novartis AG, Registered Shares	364,662
2,968	Perrigo Co.	344,793
75,787	Pfizer, Inc.	1,883,307
5,355	Roche Holding AG	1,000,662
6,613	Sanofi	564,878
891	Sanofi, Sponsored ADR	38,366
16,567	Shire plc	490,311
16,169	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	669,558
3,724	Valeant Pharmaceuticals International, Inc. *	205,826

		12,735,973

Professional Services (0.1%):
22,766	Qualicorp SA *	219,066

Real Estate Investment Trusts (REITs) (0.4%):
7,505	American Tower Corp.	535,782
147,965	Link REIT (The)	701,131
1,054	Simon Property Group, Inc.	160,008

		1,396,921

Real Estate Management & Development (0.6%):
7,248	Brookfield Asset Management, Inc., Class A	250,128
154,000	CapitaLand, Ltd.	397,481
33,000	Global Logistic Properties, Ltd.	67,283
13,000	Mitsui Fudosan Co., Ltd.	260,215
62,321	St. Joe Co. (The) *^	1,215,260

		2,190,367

Road & Rail (0.8%):
55,194	Asciano, Ltd.	247,850
4,209	Canadian Pacific Railway, Ltd.	348,884
649	Canadian Pacific Railway, Ltd.	53,879
12,000	East Japan Railway Co.	794,924
7,814	Union Pacific Corp.	927,522

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
5,400	West Japan Railway Co.	$230,474

		2,603,533

Semiconductors & Semiconductor Equipment (1.7%):
975	Analog Devices, Inc.	38,210
31,739	Applied Materials, Inc.	354,366
8,791	ASML Holding NV, NYS	471,204
1,100	ASML Holding NV, NYS	59,048
39,100	Freescale Semiconductor Holdings I, Ltd. *^	371,841
50,246	Infineon Technologies AG	318,792
60,227	Intel Corp.	1,365,948
824	KLA-Tencor Corp.	39,309
3,600	ROHM Co., Ltd.	121,186
1,766	Samsung Electronics Co., Ltd.	2,126,383
109,836	Taiwan Semiconductor Manufacturing Co., Ltd.	335,010

		5,601,297

Software (2.1%):
70,802	Activision Blizzard, Inc.	798,646
1,819	Adobe Systems, Inc. *	59,045
20,433	CA, Inc.	526,456
818	Check Point Software Technologies, Ltd. *	39,395
46,582	Electronic Arts, Inc. *	591,126
792	Intuit, Inc.	46,633
42,069	Microsoft Corp.	1,252,815
2,800	Nintendo Co., Ltd.	352,180
91,808	Oracle Corp.	2,891,034
3,039	SAP AG	215,475
19,277	Symantec Corp. *	346,986

		7,119,791

Specialty Retail (0.3%):
660	Ross Stores, Inc.	42,636
6,160	Tiffany & Co.	381,181
7,610	Yamada Denki Co., Ltd.	333,591
104,334	Zhongsheng Group Holdings, Ltd. ^	130,051

		887,459

Textiles, Apparel & Luxury Goods (0.1%):
739	Coach, Inc.	41,399
2,620	LVMH Moet Hennessy Louis Vuitton SA	395,058

		436,457

Tobacco (0.5%):
12,530	Altria Group, Inc.	418,377
7,600	British American Tobacco Malaysia Berhad	150,140
4,591	British American Tobacco plc	236,033
1,479	Lorillard, Inc.	172,229
8,651	Philip Morris International, Inc.	778,071

		1,754,850

Trading Companies & Distributors (0.5%):
4,842	Adani Enterprises, Ltd.	18,465
27,800	Mitsubishi Corp.	505,179
63,600	Mitsui & Co., Ltd.	894,373
14,000	Sumitomo Corp.	188,826

		1,606,843

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlankRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure (0.2%):
615,711	Delta Topco, Ltd. *(a)(b)	$380,017
106,000	Jiangsu Expressway Co., Ltd., Series H	87,747
19,669	Novorossiysk Commercial Sea Trade Port, GDR, Registered Shares	133,490

		601,254

Water Utilities (0.1%):
6,290	American Water Works Co., Inc.	233,107

Wireless Telecommunication Services (1.3%):
24,472	America Movil SAB de C.V., Sponsored ADR, Series L	622,567
316,500	Axiata Group Berhad	672,853
3,517	Crown Castle International Corp. *	225,440
81,590	Far EasTone Telecommunications Co., Ltd.	202,021
6,000	KDDI Corp.	465,008
6,211	Leap Wireless International, Inc. *	42,359
44,000	M1, Ltd.	98,608
20,139	MetroPCS Communications, Inc. *	235,828
434	Millicom International Cellular SA, SDR	40,311
353	NTT DOCOMO, Inc.	572,626
2,346	Philippine Long Distance Telephone Co., Sponsored ADR	154,859
5,203	Rogers Communications, Inc., Class B	210,201
102,155	Vodafone Group plc	290,703
14,618	Vodafone Group plc, Sponsored ADR	416,540

		4,249,924

Total Common Stocks (Cost $177,885,679)		193,220,657

Preferred Stocks (0.9%):
Automobiles (0.2%):
4,424	Volkswagen AG, Preferred Shares, 3.06%	807,999

Commercial Banks (0.6%):
8,220	Citigroup Capital XIII, Preferred Shares, 0.49%, Callable 10/30/15 @ 25	228,927
19,548	GMAC Capital Trust I, Preferred Shares, Series 2, 0.51%, Callable 2/15/16 @ 25	490,850
8,233	HSBC Holdings plc, Preferred Shares, Series 2, 0.50%, Callable 12/15/15 @ 25	232,582
20,013	Itau Unibanco Holding SA, Preferred Shares, 0.02%	303,183
4,197	RBS Capital Funding Trust VII, Preferred Shares, Series G, , Callable 11/5/12 @ 25	75,168
6,605	Royal Bank of Scotland Group plc, Preferred Shares, Series T, 0.45%, Callable 12/31/12 @ 25	149,868
6,300	Royal Bank of Scotland Group plc, Sponsored ADR, Preferred Shares, Series M, 0.40%, Callable 11/5/12 @ 25 ^	128,583
4,409	U.S. Bancorp, Preferred Shares, Series G, 0.38%, Callable 4/15/17 @ 25	123,364

Shares or Principal Amount		Fair Value
Preferred Stocks, continued
Commercial Banks, continued
7,709	U.S. Bancorp, Preferred Shares, Series F, 0.41%, Callable 1/15/22 @ 25	$224,332

		1,956,857

Food & Staples Retailing (0.1%):
7,600	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Preferred Shares, 0.11%	338,690

Total Preferred Stocks (Cost $2,868,733)		3,103,546

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd. *(b)	—

Total Warrant (Cost $—)		—

Convertible Preferred Stocks (0.5%):
Aerospace & Defense (0.1%):
3,087	United Technologies Corp.,	173,181

Automobiles (0.1%):
8,421	General Motors Co., Series B, 0.59%	313,935

Commercial Banks (0.1%):
140	Wells Fargo & Co., Series L, Class A, 18.75%	173,250

Electric Utilities (0.1%):
5,676	Nextera Energy, Inc., 0.91%	290,044
4,100	PPL Corp., 1.09%	224,270

		514,314

Health Care Providers & Services (0.0%):
3,038	Omnicare Capital Trust II, Series B, 0.50%, Callable 11/5/12 @ 50	142,026

Real Estate Investment Trusts (REITs) (0.1%):
4,563	Health Care REIT, Inc., Series I, 0.81%	251,512

Total Convertible Preferred Stocks (Cost $1,507,861)		1,568,218

Convertible Bonds (2.5%):
Biotechnology (0.2%):
$ 90,000	Gilead Sciences, Inc., Series B, 0.63%, 5/1/13	156,713
316,000	Gilead Sciences, Inc., 1.63%, 5/1/16	494,342

		651,055

Diversified Financial Services (0.8%):
223,000	CSG Guernsey V, Ltd., 4.00%, 3/29/13 (c)	292,448
1,570,000	Dana Gas Sukuk, Ltd., Series DANA, 7.50%, 10/31/12	1,193,200
2,000,000	Wharf Finance (2014), Ltd., 2.30%, 6/7/14	257,422
50,000,000	Zeus (Cayman), 0.66%, 8/19/13 (c)(d)	629,646
20,000,000	Zeus Cayman II, Series REGS, 1.02%, 8/18/16 (a)(d)	260,254

		2,632,970

Diversified Telecommunication Services (0.0%):
100,000	Portugal Telecom International Finance, Series PTC, 4.13%, 8/28/14	127,526

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Convertible Bonds, continued
Food & Staples Retailing (0.2%):
$ 500,000	Olam International, Ltd., 6.00%, 10/15/16	$559,500

Food Products (0.1%):
400,000	REI Agro, Ltd., Series REGS, 5.50%, 11/13/14 (a)	272,808

Health Care Equipment & Supplies (0.2%):
561,000	Hologic, Inc., Series 2010, 2.00%, 12/15/37 (e)	629,021

Pharmaceuticals (0.2%):
329,000	Mylan, Inc., 3.75%, 9/15/15	629,829

Real Estate Management & Development (0.7%):
500,000	CapitaLand, Ltd., 2.10%, 11/15/16	407,531
500,000	CapitaLand, Ltd., Series CAPL, 3.13%, 3/5/18	433,002
1,000,000	CapitaLand, Ltd., Series CAPL, 2.95%, 6/20/22 (c)	795,705
300,000	Pyrus, Ltd., Series REGS, 7.50%, 12/20/15 (c)	325,500
500,000	Ying Li International Real Estate, Ltd., 4.00%, 3/3/15 (a)	415,682

		2,377,420

Software (0.1%):
120,000	Electronic Arts, Inc., 0.75%, 7/15/16	109,500
80,000	Take-Two Interactive Software, Inc., 4.38%, 6/1/14	97,150
342,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16 (c)	319,343

		525,993

Total Convertible Bonds (Cost $8,375,380)		8,406,122

Floating Rate Loans (0.1%):
Electric Utilities (0.0%):
149,625	EquiPower Resources Holdings LLC, 6.50%, 12/29/18 (f)	151,168

Machinery (0.0%):
55,400	Navistar International Corp., 7.00%, 8/17/17 (f)	55,954

Metals & Mining (0.0%):
107,200	Essar Steel Algoma, Inc., , 9/18/14 (f)	107,468

Oil, Gas & Consumable Fuels (0.1%):
250,000	GNL Quintero SA, , 6/20/23 (a)(b)(f)	210,500

Total Floating Rate Loans (Cost $517,796)		525,090

Corporate Bonds (1.7%):
Beverages (0.0%):
163,000	Anheuser-Busch InBev NV Worldwide, Inc., 1.38%, 7/15/17	164,991

Capital Markets (0.1%):
100,000	Ford Motor Credit Co. LLC, 7.00%, 4/15/15	112,000
100,000	Ford Motor Credit Co. LLC, 6.63%, 8/15/17	115,992

		227,992

Commercial Banks (0.1%):
143,000	Ally Financial, Inc., 4.50%, 2/11/14	146,218
250,000	JPMorgan Chase Bank NA, 0.73%, 6/13/16 (f)	240,944
24,000	NB Capital Trust II, 7.83%, 12/15/26, Callable 11/5/12 @ 101.96	24,384

		411,546

Principal Amount		Fair Value
Corporate Bonds, continued
Communications Equipment (0.1%):
$ 186,000	Hughes Satellite Systems, 6.50%, 6/15/19	$199,020
60,000	Hughes Satellite Systems, 7.63%, 6/15/21	66,450

		265,470

Construction Materials (0.1%):
75,000	Building Materials Corp., 6.88%, 8/15/18, Callable 8/15/14 @ 103.44 (c)	80,437
274,000	Texas Industries, Inc., 9.25%, 8/15/20, Callable 8/15/15 @ 104.63	290,440

		370,877

Diversified Financial Services (0.2%):
500,000	Citigroup Funding, Inc., Series E, 2.30%, 11/27/12, MTN (d)	499,270
300,000	General Electric Capital Corp., Series B, 6.25%, 12/15/49, Callable 12/15/22 @ 100 (f)(g)	316,659

		815,929

Health Care Equipment & Supplies (0.0%):
30,000	DJO Finance LLC/ DJO Finance Corp., 9.75%, 10/15/17, Callable 10/15/13 @ 107.31 ^	25,500

Health Care Providers & Services (0.1%):
117,000	DaVita, Inc., 6.38%, 11/1/18, Callable 11/1/13 @ 104.78	124,897
82,000	DaVita, Inc., 6.63%, 11/1/20, Callable 11/1/14 @ 104.97	87,638

		212,535

Industrial Conglomerates (0.1%):
218,000	General Electric Capital Corp., Series A, 5.63%, 5/1/18, MTN	257,087

IT Services (0.1%):
163,000	SunGard Data Systems, Inc., 7.38%, 11/15/18, Callable 11/15/13 @ 105.53	174,817

Media (0.2%):
135,000	Cablevision Systems Corp., 5.88%, 9/15/22	134,325
398,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22, Callable 9/30/17 @ 102.63	399,990

		534,315

Oil, Gas & Consumable Fuels (0.3%):
405,000	Consol Energy, Inc., 8.00%, 4/1/17, Callable 4/1/14 @ 104	423,225
156,000	Linn Energy LLC / Linn Energy Finance Corp., 7.75%, 2/1/21, Callable 9/15/15 @ 103.88	164,970
325,000	Reliance Holdings USA, Inc., 4.50%, 10/19/20 (c)	333,091

		921,286

Thrifts & Mortgage Finance (0.1%):
229,000	American Express Credit Co., 1.75%, 6/12/15, MTN	234,238

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Thrifts & Mortgage Finance, continued
$ 239,000	American Express Credit Co., 2.38%, 3/24/17, MTN	$251,392

		485,630

Transportation Infrastructure (0.2%):
601,995	Delta Topco, Ltd., 10.00%, 11/24/60 (a)(b)	614,559

Wireless Telecommunication Services (0.0%):
128,000	Cricket Communications, Inc., 7.75%, 10/15/20, Callable 10/15/15 @ 103.88 ^	124,800

Total Corporate Bonds (Cost $5,472,983)		5,607,334

Foreign Bonds (12.2%):
Commercial Banks (0.2%):
360,000	Lloyds TSB Bank plc, Series E, 13.00%, 12/1/49, Callable 1/22/29 @ 100, MTN +(f)(g)	759,990

Media (0.0%):
100,000	Nara Cable Funding, Ltd., 8.88%, 12/1/18, Callable 12/1/13 @ 108.88 +(c)	117,569

Metals & Mining (0.1%):
150,000	New World Resources BV, Series REGS, 7.88%, 5/1/18, Callable 5/1/14 @ 103.94 +(c)	189,844

Pharmaceuticals (0.1%):
100,000	Capsugel FinanceCo SCA, 9.88%, 8/1/19, Callable 8/1/14 @ 107.41 +(c)	143,909

Sovereign Bonds (11.8%):
895,000	Australian Government, Series 129, 5.50%, 12/15/13 +	959,677
1,382,000	Australian Government, Series 124, 5.75%, 5/15/21 +	1,751,525
395,000	Australian Government, Series 128, 5.75%, 7/15/22 +	508,036
2,920,000	Australian Government, Series 133, 5.50%, 4/21/23 +	3,710,544
723,000	Brazil Nota do Tesouro Nacional, Series NTNB, , 5/15/15 +(h)	859,457
3,520,000	Brazil Nota do Tesouro Nacional, Series NTNF, , 1/1/17 +(h)	1,836,763
4,136,000	Brazil Nota do Tesouro Nacional, Series NTNF, , 1/1/21 +(h)	2,131,388
2,381,024	Bundesrepublik Deutschland, Series 2007, 4.25%, 7/4/17 +	3,607,927
1,870,362	Bundesrepublik Deutschland, Series 9, 3.50%, 7/4/19 +	2,819,229
363,000	Canadian Government, 4.00%, 6/1/16 +	406,214
599,000	Canadian Government, 1.50%, 3/1/17 +	615,371
457,000	Canadian Government, 3.50%, 6/1/20 +	529,986
397,085	German Treasury Bill, , 12/5/12 +(d)	510,215
228,210	German Treasury Bill, , 1/9/13 +(d)	293,139
228,210	German Treasury Bill, , 1/23/13 +(d)	293,412
1,950,000	Hong Kong Government, 4.13%, 2/22/13 +	255,414

Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$ 4,050,000	Hong Kong Government, 2.03%, 3/18/13 +	$526,625
1,150,000	Hong Kong Government, 1.67%, 3/24/14 +	151,303
3,750,000	Hong Kong Government, 3.51%, 12/8/14 +	517,731
1,950,000	Hong Kong Government, 1.69%, 12/22/14 +	259,297
70,000,000	Japan Treasury Bill, Series 294, 0.09%, 10/15/12 +(d)	897,176
70,000,000	Japan Treasury Bill, Series 278, 0.09%, 11/9/12 +(d)	897,116
50,000,000	Japan Treasury Bill, Series 285, 0.09%, 12/10/12 +(d)	640,742
80,000,000	Japan Treasury Bill, Series 293, 0.09%, 1/16/13 +(d)	1,025,085
2,325,000	Malaysian Government, Series 0509, 3.21%, 5/31/13 +	762,084
1,335,000	Malaysian Government, Series 0108, 3.46%, 7/31/13 +	438,638
2,196,000	Malaysian Government, Series 2/04, 5.09%, 4/30/14 +	741,307
136,736,900	Mexican Cetes, Series BI, , 11/15/12 +(i)	1,056,498
138,314,100	Mexican Cetes, Series BI, , 12/13/12 +(i)	1,065,094
1,250,000	Poland Government Bond, Series CPI, 3.00%, 8/24/16 +	516,799
2,100,000	Singapore Treasury Bill, Series 91, 0.18%, 10/25/12 +(d)	1,711,308
339,000	Singapore Treasury Bill, Series 182, 0.20%, 1/10/13 +(d)	276,049
913,000	Singapore Treasury Bill, Series 182, 0.19%, 1/24/13 +(d)	743,370
1,260,000	Singapore Treasury Bill, Series 181, 0.28%, 2/7/13 +(d)	1,025,789
235,000	Switzerland Government, 2.25%, 7/6/20 +	286,239
160,000	Switzerland Government, 2.00%, 4/28/21 +	192,776
114,000	Switzerland Government, 2.00%, 5/25/22 +	137,754
295,000	United Kingdom Treasury Note, 4.00%, 9/7/16 +	542,717
2,103,000	United Kingdom Treasury Note, 4.75%, 3/7/20 +	4,262,807

		39,762,601

Total Foreign Bonds (Cost $39,552,049)		40,973,913

Yankee Dollars (1.7%):
Commercial Banks (0.8%):
200,000	Banco Bradesco (Cayman), 4.50%, 1/12/17 (c)	213,000
275,000	Banco Estado Chile, 2.03%, 4/2/15	280,258
220,000	Banco Santander Chile, 2.44%, 2/14/14 (c)(f)	216,763
290,000	Bank of Nova Scotia, 2.55%, 1/12/17	306,862
250,000	Commonwealth Bank of Australia NY, 1.90%, 9/18/17	250,550
230,000	Nordea Bank AB, 3.13%, 3/20/17 (c)	240,534
209,000	Oversea-Chinese Banking Corp., 1.63%, 3/13/15 (c)	211,184

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Commercial Banks, continued
$351,000	Rabobank Nederland - Utrecht, 3.38%, 1/19/17	$372,555
254,000	Toronto-Dominion Bank (The), 2.38%, 10/19/16	267,168
200,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17	236,747

		2,595,621

Diversified Financial Services (0.1%):
200,000	CSG Guernsey I, Ltd., Series REGS, 7.88%, 2/24/41, Callable 8/24/16 @ 100 (f)	203,500

Industrial Conglomerates (0.1%):
200,000	Hutchison Whampoa International 11, Ltd., 3.50%, 1/13/17 (c)	212,135

Metals & Mining (0.0%):
139,000	FMG Resources August 2006, 6.00%, 4/1/17, Callable 4/1/15 @103 (c)	129,270

Oil, Gas & Consumable Fuels (0.3%):
240,000	Bumi Investment Pte, Ltd., 10.75%, 10/6/17, Callable 10/6/14 @ 105.38 (c)	186,000
189,150	Odebrecht Drilling VIII/IX, 6.35%, 6/30/21, Callable 6/30/20 @ 100 (c)	212,699
275,000	OGX Austria GmbH, 8.50%, 6/1/18, Callable 6/1/15 @ 104.25 (c)	247,500
272,000	Petrobras International Finance Co., 3.50%, 2/6/17	284,467
100,000	TNK-BP Finance SA, Series 2, 7.50%, 7/18/16 (c)	115,550
100,000	TNK-BP Finance SA, 6.63%, 3/20/17 (c)	113,875

		1,160,091

Pharmaceuticals (0.0%):
150,000	Hypermarcas SA, 6.50%, 4/20/21, Callable 4/20/16 @ 103.25 ^(c)	157,245

Real Estate Management & Development (0.1%):
200,000	Sun Hung Kai Properties, Series E, 4.50%, 2/14/22, MTN (c)	214,085

Road & Rail (0.1%):
247,923	Inversiones Alsacia SA, 8.00%, 8/18/18, Callable 2/18/15 @ 104 (a)	254,411
87,000	Viterra, Inc., 5.95%, 8/1/20 (c)	94,403

		348,814

Sovereign Bonds (0.1%):
457,000	Netherlands Government, 1.00%, 2/24/17 (c)	460,007

Wireless Telecommunication Services (0.1%):
274,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21, Callable 4/1/15 @ 103.75	296,605

Total Yankee Dollars (Cost $5,650,479)		5,777,373

Private Placements (0.6%):
Commercial Banks (0.2%):
216,000	ICICI Bank, Ltd., 4.70%, 2/21/18 (c)	224,714
460,000	National Australia Bank, 2.00%, 6/20/17 (c)	472,466
200,000	Vnesheconombank, 6.03%, 7/5/22 ^(c)	222,760
		919,940

Principal Amount		Fair Value
Private Placements, continued
Diversified Financial Services (0.1%):
$ 78,000	Hyundai Capital America, Inc., 1.63%, 10/2/15 (c)	$78,039
124,000	Hyundai Capital America, Inc., 2.13%, 10/2/17 (c)	124,017
200,000	Odebrecht Finance, Ltd., 5.13%, 6/26/22 (c)	213,000

		415,056

Paper & Forest Products (0.1%):
425,000	TFS Corp., Ltd., 11.00%, 7/15/18, Callable 7/15/15 @ 108 (a)	403,750

Tobacco (0.1%):
223,000	B.A.T. International Finance plc, 2.13%, 6/7/17, Callable 6/7/17 @ 25 (c)	228,132

Wireless Telecommunication Services (0.1%):
216,000	Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22, Callable 9/27/17 @ 102.69 (c)	219,240

Total Private Placements (Cost $2,123,887)		2,186,118

Collateralized Mortgage Obligation (0.1%):
296,215	Banc of America Large Loan, Inc., Series 2010, Class HLTN, 1.97%, 11/15/13 (c)(f)	295,875

Total Collateralized Mortgage Obligation (Cost $280,830)		295,875

U.S. Treasury Obligations (18.9%):
U.S. Treasury Bills (12.8%)
1,140,000	0.10%, 10/11/12 (d)	1,139,984
2,815,000	0.09%, 10/18/12 (d)	2,814,913
500,000	0.10%, 11/8/12 (d)	499,961
7,650,000	0.10%, 11/15/12 (d)	7,649,304
1,400,000	0.09%, 11/23/12 (d)	1,399,846
2,180,000	0.09%, 12/6/12 (d)	2,179,690
1,000,000	0.09%, 12/13/12 (d)	999,833
4,945,000	0.09%, 12/20/12 (d)	4,944,095
15,900,000	0.06%, 1/3/13 (d)	15,896,883
5,300,000	0.05%, 1/10/13 (d)	5,298,776

		42,823,285

U.S. Treasury Notes (6.1%)
2,313,800	2.50%, 3/31/15	2,441,964
3,220,000	2.25%, 3/31/16	3,429,300
1,631,500	0.63%, 9/30/17	1,631,245
1,730,000	1.38%, 9/30/18	1,784,602
825,900	1.13%, 9/30/19	822,803
5,394,600	3.50%, 5/15/20	6,316,316
2,838,400	2.63%, 8/15/20	3,137,985
564,700	2.00%, 11/15/21	589,538
571,100	1.75%, 5/15/22	579,131

		20,732,884

Total U.S. Treasury Obligations (Cost $63,180,643)		63,556,169

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Contracts		Fair Value
Exchange Traded Funds (3.0%):
2,762	ETFS Physical Palladium Shares	$173,592
2,332	ETFS Platinum Trust	381,002
116,760	iShares Gold Trust	2,016,445
44,006	SPDR Gold Trust	7,569,912

Total Exchange Traded Funds (Cost $9,601,508)		10,140,951

Purchased Put Options (0.2%):
16	On Brazil Bovespa Index, Strike @ 389 Exp. 12/14/12	21,107
15	On Brazil Bovespa Index OTC, Strike @ 479 Exp. 11/19/12	14,321
96	On Conocophillips, Strike @ 55 Exp. 1/22/13	16,656
334	On Consol Energy, Strike @ 29 Exp. 1/22/13	81,663
26,710	On Eurusd Fx 1.20 Put 06/03/13, Strike @ 1 Exp. 6/4/13	38,335
17,400	On Eurusd Fx 1.31 Put 11/01/12, Strike @ 1 Exp. 11/2/12	50,722
42	On Hess Corp., Strike @ 55 Exp. 1/22/13	18,900
23	On KOSPI Index, Strike @ 244 Exp. 12/13/13	26,951
81	On Oracle Corp., Strike @ 32 Exp. 10/22/12	7,614
516	On Russell 2000 Index, Strike @ 805 Exp. 10/22/12	2,586
686	On Russell 2000 Index, Strike @ 781 Exp. 1/22/13	13,898
685	On Russell 2000 Index, Strike @ 783 Exp. 2/18/13	17,674
1,144	On Russell 2000 Index OTC, Strike @ 754 Exp. 11/19/12	4,796
1,137	On Russell 2000 Index OTC, Strike @ 759 Exp. 12/24/12	12,030
72	On S&P 500 Index, Strike @ 375 Exp. 10/1/12	540
213	On S&P 500 Index, Strike @ 385 Exp. 10/1/12	2,130
12	On S&P 500 Index, Strike @ 415 Exp. 11/19/12	24,960
12	On S&P 500 Index, Strike @ 425 Exp. 11/19/12	28,500
25	On S&P 500 Index, Strike @ 435 Exp. 11/19/12	70,625
25	On S&P 500 Index, Strike @ 445 Exp. 11/19/12	82,500
8	On S&P 500 Index, Strike @ 455 Exp. 12/24/12	39,960
9	On S&P 500 Index, Strike @ 445 Exp. 12/24/12	40,725
10	On S&P 500 Index, Strike @ 435 Exp. 12/24/12	40,950

Total Purchased Put Options (Cost $1,511,529)		658,143

Number of Contracts		Fair Value
Purchased Call Options (0.6%):
$27,342	On Activision Blizzard, Strike @ 20 Exp. 1/21/14	$2,250
19,845	On Aetna, Inc., Strike @ 60 Exp. 1/21/14	9,901
20,464	On Agnico Eagle Mines, Ltd., Strike @ 85 Exp. 1/21/14	32,526
49,392	On Alcoa, Inc., Strike @ 15 Exp. 1/21/14	5,559
264	On Anadarko Petroleum Corp., Strike @ 80 Exp. 1/22/13	53,856
60	On Anadarko Petroleum Corp., Strike @ 75 Exp. 3/18/13	27,300
24,268	On Anglogold, Ltd., Strike @ 65 Exp. 1/21/14	10,669
16	On Apple, Inc., Strike @ 635 Exp. 2/18/13	112,480
2,073	On AutoZone, Inc., Strike @ 550 Exp. 1/21/14	5,430
110,249	On Bank of America Corp., Strike @ 17 Exp. 1/21/14	14,618
110,307	On Barrick Gold Corp., Strike @ 80 Exp. 1/21/14	46,760
59,535	On Best Buy Co., Inc., Strike @ 30 Exp. 1/21/14	14,798
17,640	On Boeing Co., Strike @ 110 Exp. 1/21/14	5,746
49,833	On Boston Scientific, Strike @ 10 Exp. 1/21/14	363
49,392	On Bristol-Myers, Strike @ 50 Exp. 1/21/14	435
26,460	On Broadcom Corp., Strike @ 55 Exp. 1/21/14	20,475
28,665	On Caterpillar, Inc., Strike @ 135 Exp. 1/21/14	22,293
110,249	On Cisco Systems, Inc., Strike @ 30 Exp. 1/21/14	21,731
110,249	On Citigroup, Inc., Strike @ 50 Exp. 1/21/14	117,574
9,709	On Coeur D’alene Mines Corp., Strike @ 40 Exp. 1/21/14(b)	17,450
55,125	On Corning, Inc., Strike @ 20 Exp. 1/21/14	12,719
28,813	On Eldorado Gold Corp., Strike @ 25 Exp. 1/21/14(b)	26,223
77,175	On EMC Corp., Strike @ 40 Exp. 1/21/14	58,122
7,715	On Endeavour Silver Corp., Strike @ 20 Exp. 1/21/14(b)	5,375
392	On Euro Stoxx 50 Index, Strike @ 361 Exp. 8/2/13	82,737
4,874	On First Majestic Silver Corp., Strike @ 35 Exp. 1/21/14(b)	9,698
59,535	On Freeport-Mcmoran Copper & Gold, Inc., Strike @ 65 Exp. 1/21/14	60,491
110,249	On General Electric Co., Strike @ 35 Exp. 1/21/14	4,479

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Number of Contracts		Fair Value
Purchased Call Options, continued
$59,566	On Gold Fields, Ltd., Strike @ 22 Exp. 1/21/14	$19,403
50	On Goldcorp, Inc., Strike @ 40 Exp. 10/22/12	29,750
68,969	On Goldcorp, Inc., Strike @ 80 Exp. 1/21/14(b)	76,397
41,895	On Halliburton Co., Strike @ 55 Exp. 1/21/14	18,542
15,193	On Harmony Gold Mining, Strike @ 15 Exp. 1/21/14	5,097
110,249	On Hewlett-Packard Co., Strike @ 30 Exp. 1/21/14	24,282
8,820	On Humana, Inc., Strike @ 105 Exp. 1/21/14	7,823
25,625	On IAMGOLD Corp., Strike @ 30 Exp. 1/21/14(b)	13,156
11,466	On IBM, Strike @ 295 Exp. 1/21/14	8,803
147	On Intel Corp., Strike @ 27 Exp. 10/22/12	220
110,249	On Intel Corp., Strike @ 40 Exp. 1/21/14	5,742
30,870	On JC Penney Co., Inc., Strike @ 55 Exp. 1/21/14	13,446
110,249	On JPMorgan Chase & Co., Strike @ 60 Exp. 1/21/14	39,127
110,307	On Kinross Gold Corp., Strike @ 20 Exp. 1/21/14(b)	30,864
39,690	On Las Vegas Sands Corp., Strike @ 80 Exp. 1/21/14	30,248
88,200	On Lowe’s Co., Strike @ 45 Exp. 1/21/14	15,021
63,945	On Marvell Tech Group, Ltd., Strike @ 20 Exp. 1/21/14	5,603
3,307	On Mastercard, Strike @ 660 Exp. 1/21/14	17,300
19,845	On McDonald’s Corp., Strike @ 135 Exp. 1/21/14	3,182
110,249	On Microsoft Corp., Strike @ 45 Exp. 1/21/14	24,323
15,435	On Monster Beverage Corp., Strike @ 105 Exp. 1/21/14	11,101
36,162	On NetApp, Inc., Strike @ 60 Exp. 1/21/14	11,869
16,343	On New Gold, Inc., Strike @ 22 Exp. 1/21/14(b)	12,594
88,246	On Newmont Mining, Strike @ 90 Exp. 1/21/14	94,114
89	On Nexen, Inc., Strike @ 19 Exp. 12/24/12	60,075
15,102	On NovaGold Resources, Inc., Strike @ 12 Exp. 1/21/14(b)	7,808
27,555	On Pan American Silver, Strike @ 50 Exp. 1/21/14(b)	13,535
4,410	On Priceline.com, Inc., Strike @ — Exp. 1/21/14	62,140
44,100	On QUALCOMM, Inc., Strike @ 95 Exp. 1/21/14	36,890
3,720	On Randgold Resources, Strike @ 165 Exp. 1/21/14(b)	20,767
3,664	On Royal Gold, Inc., Strike @ 125 Exp. 1/21/14	28,674

Principal Amount		Fair Value
Purchased Call Options, continued
$26,460	On Safeway, Inc., Strike @ 25 Exp. 1/21/14	$4,703
2,414	On Seabridge Gold, Inc., Strike @ 30 Exp. 1/21/14(b)	3,839
6,746	On Silver Standard Resources, Inc., Strike @ 30 Exp. 1/21/14(b)	6,572
27,673	On Silver Wheaton, Strike @ 55 Exp. 1/21/14(b)	71,023
15,738	On Silvercorp Metals, Inc., Strike @ 15 Exp. 1/21/14(b)	3,716
71	On SPDR Gold Trust, Strike @ 175 Exp. 12/24/12	30,175
97,019	On Staples, Inc., Strike @ 20 Exp. 1/21/14	7,314
6,615	On Starwood Hotels, Strike @ 85 Exp. 1/21/14	10,200
17,649	On Stillwater Mining Co., Strike @ 25 Exp. 1/21/14(b)	13,567
49	On Taiwan Stock Exchange, Strike @ 57 Exp. 12/19/13	41,077
75	On Taiwan Stock Exchange, Strike @ 249 Exp. 12/19/13	54,482
16,758	On United Technologies, Strike @ 120 Exp. 1/21/14	3,894
22,050	On UnitedHealth Group, Strike @ 85 Exp. 1/21/14	8,305
10,143	On Visa, Inc., Strike @ 190 Exp. 1/21/14	19,176
15,435	On Western Union Co., Strike @ 25 Exp. 1/21/14	4,922
77,175	On Yahoo!, Inc., Strike @ 25 Exp. 1/21/14	11,802
66,238	On Yamana Gold, Inc., Strike @ 30 Exp. 1/21/14(b)	39,571
15,435	On Yum! Brands, Inc., Strike @ 100 Exp. 1/21/14	8,407

Total Purchased Call Options (Cost $2,332,893)		1,892,699

Securities Held as Collateral for Securities on Loan (1.6%):
$5,506,863	Allianz Variable Insurance Products Securities Lending Collateral Trust(j)	5,506,863

Total Securities Held as Collateral for Securities on Loan (Cost $5,506,863)		5,506,863

Unaffiliated Investment Company (1.6%):
5,352,144	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	5,352,144
33,130	VinaLand, Ltd.	14,492

Total Unaffiliated Investment Company (Cost $5,374,023)		5,366,636

Total Investment Securities (Cost $331,743,136)(k) — 103.6%		348,785,707
Net other assets (liabilities) — (3.6)%		(12,224,896)

Net Assets — 100.0%		$336,560,811

Percentages indicated are based on net assets as of September 30, 2012.

ADR	American Depositary Receipt
GDR	Global Depository Receipt
LIBOR	Represents the London InterBank Offered Rate
MTN	Medium Term Note
NYS	New York Shares

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL BlackRock Global Allocation Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

SDR	Swedish Depositary Receipt
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $5,224,751.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2012, these securities represent 0.8% of the net assets of the Fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2012. The total of all such securities represent 0.47% of the net assets of the fund.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	The rate represents the effective yield at September 30, 2012.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2012.
(f)	Variable rate security. The rate presented represents the rate in effect at September 30, 2012. The date presented represents the final maturity date.
(g)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(h)	Principal amount is stated in 1,000 Brazilian Real Units.
(i)	Principal amount is stated in 100 Mexican Peso Units.
(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(k)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Argentina	—	%^
Australia	2.6
Bermuda	0.4
Brazil	2.5
British Virgin Islands	0.1
Canada	3.1
Cayman Islands	0.7
Chile	0.3
China	0.2
Colombia	0.1
Denmark	— ^
France	1.3
Germany	4.3
Guernsey	0.2
Hong Kong	1.2
India	0.1
Indonesia	— ^
Ireland (Republic of)	0.4
Israel	0.2
Italy	0.5
Japan	6.1
Jersey	0.7
Kazakhstan	0.1
Luxembourg	0.3
Malaysia	1.0
Mexico	0.8
Netherlands	1.3
Norway	0.1
Panama	0.1
Philippines	— ^
Poland	0.1
Portugal	— ^
Republic of Korea (South)	0.9
Russian Federation	0.2
Singapore	2.5
South Africa	0.1
Spain	0.2
Sweden	0.1
Switzerland	1.7
Taiwan	0.4
Thailand	0.3
Turkey	— ^
United Arab Emirates	— ^
United Kingdom	4.7
United States	60.1

	100.0%

^ Represents less than 0.05%.

See Notes to Schedules of Portfolio Investments.

Futures Contracts

Cash of $390,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Tokyo Price Index December Future	Short	12/14/12	(10)	(942,066)	$(9,385)
S&P 500 E-mini December Future	Short	12/24/12	(64)	(4,589,440)	60,663
German Stock Index December Future	Short	12/24/12	(4)	(930,076)	34,080
S&P/Toronto Stock Exchange 60 Index December Future	Short	12/21/12	(2)	(285,185)	2,048
FTSE 100 Index December Future	Long	12/24/12	1	92,242	(2,285)
MSCI Taiwan Index October Future	Long	10/31/12	4	110,160	1,304
Yen Denominated NIKKEI 225 December Future	Long	12/14/12	5	283,902	3,379

Total					$89,804

Number of Contracts		Fair Value
Written Put Options (-0.10%)
(16)	On Brazil Bovespa Index, Strike @ 46,392 Exp. 12/12/12	$(3,627)
(15)	On Brazil Bovespa Index OTC, Strike @ 46,467 Exp. 11/16/12	(1,437)
(392)	On Euro Stoxx 50 Index, Strike @ 1,980 Exp. 8/01/13	(33,431)
(50)	On Goldcorp, Inc., Strike @ 36 Exp. 10/20/12	(175)
(147)	On Intel Corp., Strike @ 25 Exp. 10/20/12	(34,839)
(143)	On Mattel, Inc., Strike @ 25 Exp. 1/19/13	(1,430)
(9,709)	On Mead Johnson Nutrition Co., Strike @ 60 Exp. 1/17/14	(43,202)
(44)	On Nexen, Inc., Strike @ 16 Exp. 12/22/12	(660)
(89)	On Phillips 66, Strike @ 34 Exp. 11/17/12	(2,225)
(516)	On Russell 2000 Index, Strike @ 730 Exp. 10/22/12	(212)
(686)	On Russell 2000 Index, Strike @ 701 Exp. 1/18/13	(5,140)
(685)	On Russell 2000 Index, Strike @ 702 Exp. 2/15/13	(7,419)
(1,144)	On Russell 2000 Index OTC, Strike @ 677 Exp. 11/16/12	(860)
(1,137)	On Russell 2000 Index OTC, Strike @ 681 Exp. 12/21/12	(3,629)
(390)	On S&P 500 Index, Strike @ 1,150 Exp. 12/20/13	(19,500)
(49)	On Taiwan Stock Exchange, Strike @ 5,759 Exp. 12/18/13	(7,199)
(75)	On Taiwan Stock Exchange, Strike @ 6,525 Exp. 12/18/13	(23,326)

Total Written Put Options (Premiums received $(402,044))		$(188,310)

See Notes to Schedules of Portfolio Investments.

Number of Contracts		Fair Value
Written Call Options (-0.10%)
(296)	On 4689 Japan OTC, Strike @ 29,937 Exp. 1/30/13	$(6,814)
(297)	On 4689 Japan OTC, Strike @ 29,878 Exp. 2/20/13	(7,565)
(3,400)	On 7751 Japan OTC, Strike @ 2,758 Exp. 1/18/13	(4,364)
(3,700)	On 8801 Japan OTC, Strike @ 1,522 Exp. 1/18/13	(6,469)
(87)	On Activision Blizzard, Inc., Strike @ 13 Exp. 1/19/13	(2,480)
(271)	On Alcoa, Inc., Strike @ 10 Exp. 1/19/13	(6,098)
(16)	On Apple, Inc., Strike @ 750 Exp. 2/16/13	(34,000)
(159)	On Applied Materials, Inc., Strike @ 13 Exp. 1/19/13	(2,465)
(16)	On Brazil Bovespa Index, Strike @ 64,668 Exp. 12/12/12	(9,927)
(189)	On Cisco Systems, Inc., Strike @ 22 Exp. 12/22/12	(2,079)
(132)	On Consol Enerergy, Strike @ 35 Exp. 10/20/12	(1,452)
(47)	On EMC Corp./Mass, Strike @ 25 Exp. 1/19/13	(15,040)
(392)	On Euro Stoxx 50 Index, Strike @ 2,852 Exp. 8/01/13	(15,899)
(17,400)	On Eurusd Fx 1.37 Call 11/01/12, Strike @ 1 Exp. 11/01/12	(352)
(26,710)	On Eurusd Fx 1.40 Call 06/03/13, Strike @ 1 Exp. 6/03/13	(19,664)
(50)	On Goldcorp, Inc., Strike @ 48 Exp. 10/20/12	(2,950)
(15)	On IBOV Index, Strike @ 65,000 Exp. 11/16/12	(4,065)
(1,500)	On Japan OTC, Strike @ 4,347 Exp. 1/18/13	(898)
(2,300)	On Mattel, Inc., Strike @ 33 Exp. 1/18/13	(7,431)
(30)	On Mattel, Inc., Strike @ 35 Exp. 1/19/13	(5,550)
(9,709)	On Mead Johnson Nutrition Co., Strike @ 100 Exp. 1/18/13	(599)
(52)	On NetApp, Inc., Strike @ 41 Exp. 12/22/12	(1,716)
(235)	On Oracle Corp., Strike @ 33 Exp. 12/22/12	(16,803)
(165)	On Oracle Corp., Strike @ 34 Exp. 1/19/13	(9,570)
(162)	On Phillips 66, Strike @ 48 Exp. 1/19/13	(38,880)
(40)	On Popotash Corp. of Saskatchewan, Inc., Strike @ 50 Exp. 12/22/12	(960)
(88)	On PulteGroup, Inc., Strike @ 19 Exp. 4/20/13	(9,856)
(686)	On Russell 2000 Index, Strike @ 847 Exp. 1/18/13	(20,748)
(685)	On Russell 2000 Index, Strike @ 854 Exp. 2/15/13	(21,984)
(1,144)	On Russell 2000 Index OTC, Strike @ 852 Exp. 11/16/12	(17,054)
(1,137)	On Russell 2000 Index OTC, Strike @ 868 Exp. 12/21/12	(16,905)
(15)	On SanDisk Corp., Strike @ 43 Exp. 10/20/12	(3,105)
(89)	On SanDisk Corp., Strike @ 45 Exp. 1/19/13	(25,810)
(61)	On Tiffany & Co., Strike @ 68 Exp. 2/19/13	(15,525)
(46)	On Universal Health Services, Strike @ 45 Exp. 10/20/12	(7,360)
(17)	On Valeant Pharmacetuicals International, Inc., Strike @ 50 Exp. 1/19/13	(14,110)
(52)	On Vertex Pharmaceuticals, Inc., Strike @ 40 Exp. 1/19/13	(88,140)
(162)	On Wal-Mart, Strike @ 75 Exp. 1/19/13	(24,543)
(49)	On Whiting Petroleum Corp., Strike @ 53 Exp. 1/19/13	(11,515)

Total Written Call Options (Premiums received $(576,817))		$(500,743)

See Notes to Schedules of Portfolio Investments.

At September 30, 2012, the Fund’s open foreign currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Australian Dollar	UBS Warburg	10/4/12	1,811,481	1,849,685	1,877,948	(28,263)
Australian Dollar	Deutsche Bank	10/4/12	919,664	938,057	953,408	(15,351)
Australian Dollar	JPMorgan Chase	10/11/12	629,516	655,930	652,168	3,762
Australian Dollar	UBS Warburg	10/11/12	142,510	148,536	147,638	898
Australian Dollar	Barclays Bank	10/12/12	409,325	427,335	424,013	3,322
Brazilian Real	Barclays Bank	10/2/12	680,694	331,351	335,897	(4,546)
Brazilian Real	UBS Warburg	10/2/12	376,500	182,811	185,788	(2,977)
British Pound	JPMorgan Chase	10/11/12	581,400	934,124	938,693	(4,569)
British Pound	Deutsche Bank	10/26/12	1,019,600	1,653,383	1,646,104	7,279
British Pound	JPMorgan Chase	10/26/12	374,000	606,254	603,808	2,446
British Pound	Deutsche Bank	11/1/12	623,300	1,010,993	1,006,274	4,719
European Euro	UBS Warburg	10/4/12	350,682	441,095	450,610	(9,515)
European Euro	Credit Suisse First Boston	10/11/12	786,730	1,011,585	1,010,985	600
European Euro	Deutsche Bank	10/12/12	200,000	259,096	257,012	2,084
European Euro	Deutsche Bank	10/12/12	112,360	145,976	144,389	1,587
European Euro	Credit Suisse First Boston	10/25/12	933,782	1,219,892	1,200,126	19,766
European Euro	UBS Warburg	10/25/12	507,788	663,130	652,625	10,505
European Euro	JPMorgan Chase	11/1/12	1,312,745	1,700,556	1,687,302	13,254
European Euro	Barclays Bank	11/1/12	686,612	889,323	882,518	6,805
European Euro	HSBC	12/5/12	397,085	483,709	510,568	(26,859)
European Euro	Credit Suisse First Boston	1/9/13	228,210	278,356	293,553	(15,197)
European Euro	Credit Suisse First Boston	1/23/13	228,210	278,425	293,597	(15,172)
Japanese Yen	UBS Warburg	10/15/12	70,000,000	892,072	897,323	(5,251)
Japanese Yen	Deutsche Bank	11/9/12	70,000,000	881,601	897,515	(15,914)
Japanese Yen	Credit Suisse First Boston	12/10/12	50,000,000	637,348	641,305	(3,957)
Japanese Yen	UBS Warburg	1/16/13	80,000,000	1,020,825	1,026,616	(5,791)
Mexican Peso	UBS Warburg	10/18/12	8,851,770	670,599	686,481	(15,882)
Mexican Peso	Deutsche Bank	11/15/12	13,673,690	1,031,509	1,057,492	(25,983)
Mexican Peso	JPMorgan Chase	12/13/12	12,306,740	925,597	949,306	(23,709)
Mexican Peso	Goldman Sachs	12/13/12	1,524,670	115,535	117,609	(2,074)
Singapore Dollar	UBS Warburg	1/24/13	913,000	725,438	744,226	(18,788)
Singapore Dollar	UBS Warburg	2/7/13	1,260,000	1,015,556	1,027,113	(11,557)

			321,842,064	24,025,682	24,200,010	(174,328)

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Brazilian Real	Barclays Bank	10/2/12	680,694	334,954	335,896	942
Indian Rupee	Credit Suisse First Boston	10/18/12	11,880,000	220,000	224,390	4,390
Japanese Yen	Deutsche Bank	10/12/12	17,586,800	225,871	225,438	(433)
Japanese Yen	Credit Suisse First Boston	10/25/12	71,278,800	906,855	913,796	6,941
Japanese Yen	Credit Suisse First Boston	10/25/12	7,837,800	100,000	100,481	481
Mexican Peso	UBS Warburg	10/18/12	8,851,770	631,962	686,481	54,519

			118,115,864	2,419,642	2,486,482	66,840

At September 30, 2012, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Unrealized Appreciation/ (Depreciation)
Swiss Franc/European Euro	UBS Warburg	778,943 CHF	647,500 EUR	815,373	811,926	(3,447)
Swiss Franc/European Euro	Credit Suisse First Boston	767,068 CHF	637,100 EUR	802,944	800,230	(2,714)
Swiss Franc/European Euro	UBS Warburg	761,915 CHF	629,344 EUR	813,404	815,391	1,987

				2,431,721	2,427,547	(4,174)

See Notes to Schedules of Portfolio Investments.

Credit Default Swap Agreements - Sell Protection(a)

At September 30, 2012, the Fund’s open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at September 30, 2012 (%) (b)	Notional Amount ($)(c)	Fixed Rate (%)	Value ($)	Upfront Premiums Paid/(Received) ($)	Unrealized Appreciaton/ (Depreciation) ($)
CDX.NA.HY	JPMorgan Chase	6/20/17	4.90%	451,796	5.00	(3,088)	32,190	(35,278)
CDX.NA.HY	Deutsche Bank	6/20/17	4.90%	897,296	5.00	(6,132)	65,054	(71,186)

						(9,220)	97,244	(106,464)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

Interest Rate Swap Agreements

At September 30, 2012, the Fund’s open interest rate swap agreements were as follows:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount ($)	Value ($)	Upfront Premiums Paid/(Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3 - Month U.S. Dollar LIBOR BBA	0.54%	9/14/15	Deutsche Bank	2,230,300	(2,656)	—	(2,656)
Pay	3 - Month U.S. Dollar LIBOR BBA	0.50%	9/17/15	JPMorgan Chase	2,215,000	(688)	—	(688)
Pay	3 - Month U.S. Dollar LIBOR BBA	1.28%	6/22/16	UBS AG Stamford	1,144,904	4,774	—	4,774
Pay	3 - Month U.S. Dollar LIBOR BBA	1.30%	8/17/16	Deutsche Bank	1,253,000	4,589	—	4,589
Pay	3 - Month U.S. Dollar LIBOR BBA	1.35%	8/24/16	Deutsche Bank	973,000	3,945	—	3,945
Pay	3 - Month U.S. Dollar LIBOR BBA	1.01%	9/27/16	Deutsche Bank	8,250,000	1,788	—	1,788
Pay	3 - Month U.S. Dollar LIBOR BBA	1.00%	9/28/16	Goldman Sachs	8,273,000	740	—	740
Pay	3 - Month U.S. Dollar LIBOR BBA	1.57%	9/27/17	Deutsche Bank	4,125,000	547	—	547
Pay	3 - Month U.S. Dollar LIBOR BBA	1.55%	9/28/17	Goldman Sachs	4,137,000	(588)	—	(588)
Pay	3 - Month U.S. Dollar LIBOR BBA	1.24%	9/14/18	Deutsche Bank	875,900	6,116	—	6,116
Pay	3 - Month U.S. Dollar LIBOR BBA	1.19%	9/17/18	JPMorgan Chase	880,300	3,688	—	3,688
Pay	3 - Month U.S. Dollar LIBOR BBA	1.22%	9/17/18	Deutsche Bank	877,900	5,005	—	5,005

						27,260	—	27,260

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (95.4%):
Auto Components (1.5%):
28,851	Allison Transmission Holdings, Inc. ^	$580,482
10,775	BorgWarner, Inc. *	744,660
40,057	Tenneco, Inc. *	1,121,596

		2,446,738

Automobiles (0.5%):
19,386	Harley-Davidson, Inc.	821,385

Building Products (0.4%):
19,178	Owens Corning, Inc. *	641,696

Capital Markets (2.2%):
55,275	Raymond James Financial, Inc.	2,025,829
101,300	TD Ameritrade Holding Corp.	1,556,981

		3,582,810

Chemicals (2.7%):
34,629	Celanese Corp., Series A	1,312,785
13,575	International Flavor & Fragrances, Inc.	808,799
20,300	Methanex Corp. ^	579,362
14,539	PPG Industries, Inc.	1,669,659

		4,370,605

Commercial Banks (8.5%):
52,100	CIT Group, Inc. *	2,052,219
35,085	City National Corp.	1,807,228
65,500	Comerica, Inc.	2,033,775
27,150	Cullen/Frost Bankers, Inc.	1,559,225
144,541	Fifth Third Bancorp	2,241,831
197,968	Huntington Bancshares, Inc.	1,365,979
17,376	SVB Financial Group *	1,050,553
75,031	Zions Bancorp	1,549,765

		13,660,575

Communications Equipment (0.7%):
66,425	Juniper Networks, Inc. *	1,136,532

Computers & Peripherals (1.4%):
40,525	Diebold, Inc.	1,366,098
22,275	SanDisk Corp. *	967,403

		2,333,501

Consumer Finance (0.6%):
23,293	Discover Financial Services	925,431

Containers & Packaging (1.6%):
69,650	Packaging Corp. of America	2,528,295

Distributors (1.0%):
26,375	Genuine Parts Co.	1,609,666

Electric Utilities (4.4%):
49,300	Edison International	2,252,517
37,375	Great Plains Energy, Inc.	831,967
133,400	NV Energy, Inc.	2,402,534
54,800	PPL Corp.	1,591,940

		7,078,958

Electrical Equipment (1.4%):
51,750	Babcock & Wilcox Co. (The) *	1,318,073
13,100	Cooper Industries plc, A Shares	983,286

		2,301,359

Electronic Equipment, Instruments & Components (0.6%):
29,250	Arrow Electronics, Inc. *	986,018

Energy Equipment & Services (3.9%):
21,500	Cameron International Corp. *	1,205,505
23,475	Dresser-Rand Group, Inc. *	1,293,707
27,900	Ensco plc, Class A	1,522,224

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
10,125	Oceaneering International, Inc.	$559,406
49,200	Superior Energy Services, Inc. *	1,009,584
48,550	Weatherford International, Ltd. *	615,614

		6,206,040

Food & Staples Retailing (0.4%):
43,200	Safeway, Inc. ^	695,088

Food Products (2.1%):
14,250	Hershey Co.	1,010,183
18,656	J.M. Smucker Co. (The)	1,610,572
10,425	Ralcorp Holdings, Inc. *	761,025

		3,381,780

Gas Utilities (0.9%):
71,000	Questar Corp.	1,443,430

Health Care Equipment & Supplies (3.3%):
17,425	Cooper Cos., Inc. (The)	1,645,965
23,950	Teleflex, Inc.	1,648,718
30,150	Zimmer Holdings, Inc.	2,038,743

		5,333,426

Health Care Providers & Services (0.9%):
19,000	Coventry Health Care, Inc.	792,110
31,900	VCA Antech, Inc. *	629,387

		1,421,497

Hotels, Restaurants & Leisure (1.5%):
14,798	Darden Restaurants, Inc.	824,988
43,700	Royal Caribbean Cruises, Ltd.	1,320,177
3,675	Starwood Hotels & Resorts Worldwide, Inc.	213,003

		2,358,168

Household Durables (0.8%):
64,125	D.R. Horton, Inc.	1,323,540

Household Products (0.7%):
8,200	Clorox Co. (The)	590,810
6,112	Energizer Holdings, Inc.	456,016

		1,046,826

Independent Power Producers & Energy Traders (1.9%):
123,386	AES Corp. (The) *	1,353,545
56,150	Calpine Corp. *	971,395
37,775	NRG Energy, Inc.	808,007

		3,132,947

Industrial Conglomerates (0.6%):
19,500	Carlisle Cos., Inc.	1,012,440

Insurance (6.8%):
67,200	Axis Capital Holdings, Ltd.	2,346,624
88,614	Hartford Financial Services Group, Inc. (The)	1,722,656
76,147	Principal Financial Group, Inc.	2,051,400
41,225	Reinsurance Group of America, Inc.	2,385,691
101,485	XL Group plc	2,438,685

		10,945,056

Internet & Catalog Retail (1.6%):
6,400	Expedia, Inc.	370,176
108,525	Liberty Media Corp. - Interactive, Class A *	2,007,713
5,188	Liberty Ventures, Inc., Series A *	257,532

		2,635,421

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services (0.3%):
15,375	VeriFone Systems, Inc. *	$428,194

Leisure Equipment & Products (0.9%):
42,100	Mattel, Inc.	1,493,708

Life Sciences Tools & Services (0.5%):
19,800	Agilent Technologies, Inc.	761,310

Machinery (5.8%):
28,450	AGCO Corp. *	1,350,806
22,600	Crane Co.	902,418
14,525	Dover Corp.	864,092
28,625	Eaton Corp. ^	1,352,817
24,700	Kennametal, Inc.	915,876
21,100	PACCAR, Inc.	844,528
16,000	Parker Hannifin Corp.	1,337,280
23,523	Stanley Black & Decker, Inc.	1,793,629

		9,361,446

Media (1.0%):
52,956	DISH Network Corp., Class A	1,620,983

Metals & Mining (0.9%):
90,175	Steel Dynamics, Inc.	1,012,665
26,915	United States Steel Corp. ^	513,269

		1,525,934

Multi-Utilities (2.3%):
65,425	CMS Energy Corp.	1,540,759
15,775	SCANA Corp. ^	761,459
21,702	Sempra Energy	1,399,562

		3,701,780

Multiline Retail (0.8%):
32,725	Macy’s, Inc.	1,231,115

Oil, Gas & Consumable Fuels (6.6%):
27,350	Cabot Oil & Gas Corp.	1,228,015
16,126	Cimarex Energy Co.	944,178
45,975	HollyFrontier Corp.	1,897,388
18,125	Marathon Petroleum Corp.	989,444
8,475	Noble Energy, Inc.	785,717
61,801	Peabody Energy Corp.	1,377,544
21,150	Southwestern Energy Co. *	735,597
51,288	Spectra Energy Corp.	1,505,816
24,127	Whiting Petroleum Corp. *	1,143,137

		10,606,836

Pharmaceuticals (1.0%):
19,353	Watson Pharmaceuticals, Inc. *	1,648,101

Professional Services (0.6%):
28,291	Manpower, Inc.	1,041,109

Real Estate Investment Trusts (REITs) (9.6%):
17,350	Alexandria Real Estate Equities, Inc.	1,275,572
66,778	General Growth Properties, Inc.	1,300,835
125,873	Host Hotels & Resorts, Inc.	2,020,262
54,484	ProLogis, Inc.	1,908,575
32,647	Rayonier, Inc.	1,600,029
20,850	SL Green Realty Corp.	1,669,460
19,300	Taubman Centers, Inc.	1,480,889
84,175	UDR, Inc.	2,089,223
78,610	Weyerhaeuser Co.	2,054,865

		15,399,710

Real Estate Management & Development (0.8%):
70,350	CBRE Group, Inc. *	1,295,144

Shares or Principal Amount		Fair Value
Common Stocks, continued
Road & Rail (1.8%):
21,536	Con-way, Inc.	$589,440
91,900	Hertz Global Holdings, Inc. *	1,261,787
27,025	Ryder System, Inc.	1,055,597

		2,906,824

Semiconductors & Semiconductor Equipment (3.3%):
23,400	Avago Technologies, Ltd.	815,841
66,750	Fairchild Semiconductor International, Inc. *	875,760
19,450	KLA-Tencor Corp.	927,862
8,775	Lam Research Corp. *	278,914
42,850	Maxim Integrated Products, Inc.	1,140,667
92,550	NVIDIA Corp. *	1,234,617

		5,273,661

Software (1.5%):
32,575	Autodesk, Inc. *	1,087,028
32,644	Nuance Communications, Inc. *	812,509
21,575	Parametric Technology Corp. *	470,335

		2,369,872

Specialty Retail (2.1%):
17,375	Abercrombie & Fitch Co., Class A	589,360
34,850	American Eagle Outfitters, Inc.	734,638
32,275	Foot Locker, Inc.	1,145,762
19,350	Limited Brands, Inc. (The)	953,181

		3,422,941

Thrifts & Mortgage Finance (1.0%):
134,250	People’s United Financial, Inc.	1,629,795

Trading Companies & Distributors (0.3%):
38,496	AerCap Holdings NV *	481,200

Wireless Telecommunication Services (1.4%):
409,850	Sprint Nextel Corp. *	2,262,372

Total Common Stocks (Cost $132,521,792)		153,821,263

Right (0.0%):
Internet & Catalog Retail (0.0%):
1,730	Liberty Ventures, Inc. *	23,424

Total Right (Cost $—)		23,424

Securities Held as Collateral for Securities on Loan (2.8%):
$4,471,108	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	4,471,108

Total Securities Held as Collateral for Securities on Loan (Cost $4,471,108)		4,471,108

Unaffiliated Investment Company (4.3%):
6,937,444	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	6,937,444

Total Unaffiliated Investment Company (Cost $6,937,444)		6,937,444

Total Investment Securities (Cost $143,930,344)(c) — 102.5%		165,253,239

Net other assets (liabilities) — (2.5)%		(4,033,319)

Net Assets — 100.0%		$161,219,920

Percentages indicated are based on net assets as of September 30, 2012.

^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $4,379,448.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Mid Cap Value Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

*	Non-income producing security
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(b)	The rate represents the effective yield at September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Bermuda	1.4
Canada	0.4
Ireland (Republic of)	2.1
Liberia	0.8
Netherlands	0.3
Singapore	0.5
Switzerland	0.4
United Kingdom	0.9
United States	93.2

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (1.4%):
21,950	AAR Corp.	$360,419
30,945	Ceradyne, Inc.	755,986
22,300	Curtiss-Wright Corp.	729,210

		1,845,615

Auto Components (0.7%):
33,970	Cooper Tire & Rubber Co.	651,545
29,233	Gentherm, Inc. *	363,658

		1,015,203

Building Products (0.4%):
14,041	Universal Forest Products, Inc.	583,263

Capital Markets (0.7%):
129,774	GFI Group, Inc.	412,681
30,726	INTL FCStone, Inc. *	585,638

		998,319

Chemicals (3.5%):
21,391	A. Schulman, Inc.	509,534
47,307	Chemtura Corp. *	814,626
9,430	Cytec Industries, Inc.	617,854
38,167	Ferro Corp. *	130,913
16,386	H.B. Fuller Co.	502,722
12,890	Minerals Technologies, Inc.	914,288
67,233	OM Group, Inc. *	1,246,500

		4,736,437

Commercial Banks (10.1%):
64,559	Ameris Bancorp *	812,798
9,824	BancFirst Corp.	422,039
10,520	Banner Corp.	285,092
32,461	Bryn Mawr Bank Corp.	728,425
38,910	Chemical Financial Corp.	941,622
45,320	Columbia Banking System, Inc.	840,233
20,420	Community Trust Bancorp, Inc.	725,625
4,178	First Citizens BancShares, Inc., Class A	680,596
108,810	First Commonwealth Financial Corp.	767,110
29,387	First Financial Corp.	920,989
63,160	FirstMerit Corp. ^	930,347
51,630	Glacier Bancorp, Inc.	804,395
33,642	Hancock Holding Co.	1,041,220
39,379	Investors Bancorp, Inc. *	718,273
22,882	Merchants Bancshares, Inc.	676,163
32,283	Northrim BanCorp, Inc.	650,180
22,270	Union First Market Bankshares Corp.	346,521
21,258	West Coast Bancorp *	478,730
25,544	Wintrust Financial Corp. ^	959,688

		13,730,046

Commercial Services & Supplies (1.9%):
25,930	ABM Industries, Inc.	490,855
77,140	Acco Brands Corp. *	500,639
12,060	Consolidated Graphics, Inc. *	314,645
26,668	Ennis, Inc.	437,622
13,590	UniFirst Corp.	907,676

		2,651,437

Communications Equipment (0.8%):
71,400	Emulex Corp. *	514,794
75,495	Symmetricom, Inc. *	526,200

		1,040,994

Shares		Fair Value
Common Stocks, continued
Computers & Peripherals (0.5%):
56,470	QLogic Corp. *	$644,887

Construction & Engineering (1.5%):
37,970	Comfort Systems USA, Inc.	415,012
25,270	Dycom Industries, Inc. *	363,383
34,926	KHD Humboldt Wedag International AG *	223,563
18,500	Layne Christensen Co. *	362,785
51,346	Pike Electric Corp. *	408,201
32,636	Sterling Construction Co., Inc. *	325,707

		2,098,651

Consumer Finance (0.5%):
17,199	Cash America International, Inc.	663,365

Containers & Packaging (1.1%):
26,256	Greif, Inc., Class A	1,159,990
7,690	Greif, Inc., Class B	380,348

		1,540,338

Diversified Consumer Services (0.4%):
70,028	Lincoln Educational Services Corp.	294,118
21,940	Universal Technical Institute, Inc.	300,578

		594,696

Diversified Financial Services (0.3%):
16,065	PICO Holdings, Inc. *	366,603

Diversified Telecommunication Services (1.2%):
60,887	Cbeyond, Inc. *	600,346
20,863	Lumos Networks Corp.	163,983
48,111	Neutral Tandem, Inc. *	451,281
34,239	Warwick Valley Telephone Co.	445,107

		1,660,717

Electric Utilities (2.2%):
24,158	ALLETE, Inc.	1,008,355
24,240	IDACORP, Inc.	1,048,865
17,040	MGE Energy, Inc.	902,949

		2,960,169

Electrical Equipment (1.9%):
23,178	Belden CDT, Inc.	854,805
21,730	Brady Corp., Class A	636,254
74,008	GrafTech International, Ltd. *	665,332
12,330	Powell Industries, Inc. *	476,801

		2,633,192

Electronic Equipment, Instruments & Components (2.3%):
9,745	Anixter International, Inc.	559,948
33,805	Electro Scientific Industries, Inc.	413,097
39,250	GSI Group, Inc. *	349,717
13,596	Littlelfuse, Inc.	768,718
33,799	Methode Electronics, Inc.	328,188
12,472	MTS Systems Corp.	667,876

		3,087,544

Energy Equipment & Services (3.9%):
16,981	Dawson Geophysical Co. *	428,940
13,674	Gulf Island Fabrication, Inc.	381,094
48,470	Helix Energy Solutions Group, Inc. *	885,547
48,565	Matrix Service Co. *	513,332
60,140	Newpark Resources, Inc. *	445,637
37,420	Patterson-UTI Energy, Inc.	592,733
35,430	RPC, Inc. ^	421,263
30,070	Tesco Corp. *	321,148
58,464	TETRA Technologies, Inc. *	353,707

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
52,325	TGC Industries, Inc. *	$376,740
11,162	Tidewater, Inc.	541,692

		5,261,833

Food & Staples Retailing (1.3%):
17,340	Andersons, Inc. (The)	653,024
16,822	Harris Teeter Supermarkets, Inc.	653,367
31,825	Spartan Stores, Inc.	487,241

		1,793,632

Food Products (1.7%):
55,780	Chiquita Brands International, Inc. *	426,159
43,990	Darling International, Inc. *	804,577
42,740	Fresh Del Monte Produce, Inc.	1,094,144

		2,324,880

Gas Utilities (1.4%):
21,696	Laclede Group, Inc. (The)	932,928
23,394	Southwest Gas Corp.	1,034,015

		1,966,943

Health Care Equipment & Supplies (2.7%):
4,925	Analogic Corp.	384,987
41,779	AngioDynamics, Inc. *	509,704
28,380	CONMED Corp.	808,830
12,672	ICU Medical, Inc. *	766,403
49,306	Medical Action Industries, Inc. *	172,078
11,738	Orthofix International NV *	525,275
29,642	Quidel Corp. *	561,123

		3,728,400

Health Care Providers & Services (2.3%):
17,797	AmSurg Corp. *	505,079
16,890	Centene Corp. *	631,855
18,200	Magellan Health Services, Inc. *	939,302
21,330	Molina Healthcare, Inc. *	536,449
22,370	Triple-S Management Corp., Class B *	467,533

		3,080,218

Hotels, Restaurants & Leisure (1.2%):
13,557	Bob Evans Farms, Inc.	530,486
14,229	Red Robin Gourmet Burgers *	463,296
35,850	WMS Industries, Inc. *	587,223

		1,581,005

Household Durables (0.7%):
29,255	American Greetings Corp., Class A ^	491,484
9,523	Cavco Industries, Inc. *	437,011

		928,495

Insurance (7.6%):
9,470	Allied World Assurance Co. Holdings AG	731,557
36,052	American Safety Insurance Holdings, Ltd. *	673,812
33,730	Argo Group International Holdings, Ltd.	1,092,515
28,489	Baldwin & Lyons, Inc., Class B	681,172
24,851	EMC Insurance Group, Inc.	521,871
16,810	Endurance Specialty Holdings, Ltd.	647,185
17,098	FBL Financial Group, Inc., Class A	567,654
18,755	Hanover Insurance Group, Inc. (The)	698,811
45,211	Horace Mann Educators Corp.	818,771
18,685	Kemper Corp.	573,816

Shares		Fair Value
Common Stocks, continued
Insurance, continued
3,182	National Western Life Insurance Co., Class A	$455,822
14,437	Navigators Group, Inc. *	710,661
16,860	Safety Insurance Group, Inc.	773,537
57,496	Symetra Financial Corp.	707,201
30,307	United Fire Group, Inc.	761,312

		10,415,697

Internet Software & Services (1.6%):
31,192	Blucora, Inc. *	555,530
21,587	j2 Global, Inc. ^	708,485
59,540	Monster Worldwide, Inc. *	436,428
27,980	ValueClick, Inc. *	480,976

		2,181,419

IT Services (2.9%):
50,686	Acxiom Corp. *	926,033
48,505	Convergys Corp.	760,073
25,730	CSG Systems International, Inc. *	578,668
64,439	Global Cash Access Holdings, Inc. *	518,734
43,388	MoneyGram International, Inc. *	648,217
32,280	TeleTech Holdings, Inc. *	550,374

		3,982,099

Machinery (5.8%):
26,197	Albany International Corp., Class A	575,548
17,701	Altra Holdings, Inc.	322,158
17,166	Astec Industries, Inc. *	542,617
32,582	Briggs & Stratton Corp.	608,306
8,570	Cascade Corp.	469,122
14,989	CIRCOR International, Inc.	565,835
13,711	EnPro Industries, Inc. *	493,733
15,146	FreightCar America, Inc.	269,447
18,054	Harsco Corp.	370,649
29,000	ITT Corp.	584,350
29,232	Kadant, Inc. *	677,890
20,560	L.B. Foster Co., Class A	664,911
15,866	Mueller Industries, Inc.	721,427
6,216	Sauer-Danfoss, Inc.	249,945
27,590	Titan International, Inc. ^	487,239
15,310	Twin Disc, Inc. ^	274,049

		7,877,226

Metals & Mining (0.6%):
8,111	Coeur d’Alene Mines Corp. *	233,840
29,082	Olympic Steel, Inc.	490,904
49,073	Thompson Creek Metals Co., Inc. *^	139,858

		864,602

Oil, Gas & Consumable Fuels (3.4%):
31,800	Bill Barrett Corp. *	787,686
39,890	Cloud Peak Energy, Inc. *	722,009
57,070	Forest Oil Corp. *	482,242
23,970	Gulfport Energy Corp. *	749,302
32,626	Stone Energy Corp. *	819,565
23,557	Swift Energy Co. *	491,870
67,056	VAALCO Energy, Inc. *	573,329

		4,626,003

Paper & Forest Products (0.4%):
52,001	Wausau Paper Corp.	481,529

Personal Products (0.3%):
21,338	Inter Parfums, Inc.	390,485

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Columbia Small Cap Value Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (2.5%):
31,640	Impax Laboratories, Inc. *	$821,375
16,924	Jazz Pharmaceuticals plc *	964,837
25,844	Questcor Pharmaceuticals, Inc. *^	478,114
37,790	ViroPharma, Inc. *	1,142,014

		3,406,340

Professional Services (0.7%):
18,458	FTI Consulting, Inc. *	492,459
32,709	Korn/Ferry International *	501,429

		993,888

Real Estate Investment Trusts (REITs) (7.1%):
25,440	Associated Estates Realty Corp.	385,670
36,110	Campus Crest Communities, Inc.	389,988
51,965	Chesapeake Lodging Trust	1,032,544
40,270	Colonial Properties Trust	847,683
101,621	Cousins Properties, Inc.	806,871
91,986	DiamondRock Hospitality, Co.	885,825
58,767	Franklin Street Properties Corp.	650,551
14,488	National Health Investors, Inc.	745,263
24,517	Potlatch Corp.	916,200
27,490	Sabra Health Care REIT, Inc.	550,075
25,936	Starwood Property Trust, Inc.	603,531
93,719	Sunstone Hotel Investors, Inc. *	1,030,909
50,597	Terreno Realty Corp.	799,433

		9,644,543

Road & Rail (1.3%):
47,292	Heartland Express, Inc.	631,821
11,457	Ryder System, Inc.	447,510
31,926	Werner Enterprises, Inc.	682,259

		1,761,590

Semiconductors & Semiconductor Equipment (3.9%):
27,010	ATMI, Inc. *	501,576
14,600	Cabot Microelectronics Corp.	513,044
9,620	Cymer, Inc. *	491,197
93,090	Entegris, Inc. *	756,822
18,090	First Solar, Inc. *^	400,603
62,320	GT Advanced Technologies, Inc. *^	339,644
68,920	Integrated Device Technology, Inc. *	405,250
29,844	MKS Instruments, Inc.	760,723
4,403	Silicon Laboratories, Inc. *	161,854
33,440	Teradyne, Inc. *	475,517
37,909	Tessera Technologies, Inc.	518,595

		5,324,825

Software (0.8%):
19,855	Parametric Technology Corp. *	432,839
31,850	Progress Software Corp. *	681,272

		1,114,111

Specialty Retail (4.6%):
24,030	Aaron’s, Inc.	668,274
82,980	Casual Male Retail Group, Inc. *	384,198
36,445	Finish Line, Inc. (The), Class A	828,759
29,555	GameStop Corp., Class A ^	620,655
40,906	hhgregg, Inc. *^	282,251
28,817	Men’s Wearhouse, Inc. (The)	992,169
38,111	Rent-A-Center, Inc.	1,336,934
24,052	Shoe Carnival, Inc.	565,944
29,797	Stage Store, Inc.	627,525

		6,306,709

Shares or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (3.0%):
13,010	Columbia Sportswear Co. ^	$702,540
39,480	Crocs, Inc. *	639,971
18,340	Deckers Outdoor Corp. *^	671,978
16,070	G-III Apparel Group, Ltd. *	576,913
67,750	Jones Group, Inc. (The)	871,942
10,760	Warnaco Group, Inc. (The) *	558,444

		4,021,788

Thrifts & Mortgage Finance (5.2%):
121,205	Bank Mutual Corp.	551,483
68,444	BankFinancial Corp.	601,623
19,808	BankUnited, Inc.	487,475
91,980	Beneficial Mutual Bancorp, Inc. *	879,329
86,816	Brookline Bancorp, Inc.	765,717
36,197	ESSA Bancorp, Inc.	376,087
54,889	Home Federal Bancorp, Inc.	621,343
26,030	Northfield Bancorp, Inc. ^	417,001
53,760	Provident New York Bancorp	505,882
44,940	TrustCo Bank Corp.	257,057
30,201	United Financial Bancorp, Inc.	437,008
50,589	Washington Federal, Inc.	843,824
45,796	Westfield Financial, Inc.	343,012

		7,086,841

Trading Companies & Distributors (0.5%):
5,025	Applied Industrial Technologies, Inc.	208,186
13,550	Kaman Corp., Class A	485,903

		694,089

Wireless Telecommunication Services (0.6%):
19,303	NTELOS Holdings Corp.	335,293
24,257	Shenandoah Telecommunications Co.	426,923

		762,216

Total Common Stocks (Cost $120,417,951)		135,452,882

Securities Held as Collateral for Securities on Loan (4.9%):
$ 6,641,864	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	6,641,864

Total Securities Held as Collateral for Securities on Loan (Cost $6,641,864)		6,641,864

Unaffiliated Investment Company (0.7%):
924,998	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	924,998

Total Unaffiliated Investment Company (Cost $924,998)		924,998

Total Investment Securities (Cost $127,984,813)(c) — 105.0%		143,019,744
Net other assets (liabilities) — (5.0)%		(6,817,103)

Net Assets — 100.0%		$136,202,641

Percentages indicated are based on net assets as of September 30, 2012.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $6,429,102.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(b)	The rate represents the effective yield at September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (95.2%):
Automobiles (0.4%):
35,050	Harley-Davidson, Inc.	$1,485,069

Beverages (3.6%):
164,900	Coca-Cola Co. (The)	6,254,657
51,810	Diageo plc, Sponsored ADR	5,840,541
61,146	Heineken Holding NV	2,974,872

		15,070,070

Capital Markets (7.6%):
22,930	Ameriprise Financial, Inc.	1,299,902
906,534	Bank of New York Mellon Corp. (The)	20,505,799
201,160	Charles Schwab Corp. (The)	2,572,836
18,970	Goldman Sachs Group, Inc. (The)	2,156,510
163,550	Julius Baer Group, Ltd.	5,705,055

		32,240,102

Chemicals (6.7%):
72,190	Air Products & Chemicals, Inc.	5,970,113
61,430	Ecolab, Inc.	3,981,278
129,457	Monsanto Co.	11,783,176
75,296	Potash Corp. of Saskatchewan, Inc.	3,269,353
29,800	Praxair, Inc.	3,095,624

		28,099,544

Commercial Banks (5.7%):
693,876	Wells Fargo & Co.	23,959,538

Commercial Services & Supplies (1.1%):
138,880	Iron Mountain, Inc.	4,737,197

Computers & Peripherals (0.4%):
96,020	Hewlett-Packard Co.	1,638,101

Construction Materials (0.3%):
15,350	Martin Marietta Materials, Inc. ^	1,272,055

Consumer Finance (5.5%):
406,440	American Express Co.	23,110,178

Containers & Packaging (0.0%):
13,380	Sealed Air Corp.	206,855

Diversified Financial Services (1.0%):
17,900	CME Group, Inc.	1,025,670
83,136	JPMorgan Chase & Co.	3,365,345

		4,391,015

Electrical Equipment (0.4%):
36,060	Emerson Electric Co.	1,740,616

Energy Equipment & Services (1.3%):
43,580	Schlumberger, Ltd.	3,152,141
51,759	Transocean, Ltd.	2,323,462

		5,475,603

Food & Staples Retailing (10.0%):
141,820	Costco Wholesale Corp.	14,199,728
540,889	CVS Caremark Corp.	26,189,845
42,800	Sysco Corp.	1,338,356
8,820	Walgreen Co.	321,401

		42,049,330

Food Products (0.2%):
12,070	Nestle SA, Registered Shares	761,632

Health Care Providers & Services (3.4%):
226,320	Express Scripts Holding Co. *	14,183,474

Household Durables (0.1%):
14,272	Hunter Douglas NV	538,122

Shares		Fair Value
Common Stocks, continued
Insurance (13.1%):
52,440	ACE, Ltd.	$3,964,464
17,460	Alleghany Corp. *	6,022,652
116	Berkshire Hathaway, Inc., Class A *	15,393,200
20,800	Everest Re Group, Ltd.	2,224,768
6,710	Fairfax Financial Holdings, Ltd.	2,595,629
1,990	Fairfax Financial Holdings, Ltd. (a)	768,888
309,250	Loews Corp.	12,759,655
1,580	Markel Corp. *	724,414
524,540	Progressive Corp. (The)	10,878,960

		55,332,630

Internet & Catalog Retail (1.5%):
11,895	Expedia, Inc.	688,007
144,900	Groupon, Inc. *^	689,724
116,360	Liberty Media Corp. - Interactive, Class A *	2,152,660
5,673	Liberty Ventures, Inc., Series A *	281,608
42,310	Netflix, Inc. *^	2,303,356

		6,115,355

Internet Software & Services (4.7%):
26,091	Google, Inc., Class A *	19,685,660

IT Services (0.6%):
19,650	Visa, Inc., Class A	2,638,602

Life Sciences Tools & Services (0.3%):
34,260	Agilent Technologies, Inc.	1,317,297

Machinery (0.9%):
96,090	PACCAR, Inc.	3,846,002

Marine (1.1%):
176,600	China Shipping Development Co., Ltd., Share H	72,964
40,770	Kuehne & Nagel International AG, Registered Shares	4,614,742

		4,687,706

Media (3.0%):
28,700	Grupo Televisa SA, Sponsored ADR	674,737
228,800	Walt Disney Co. (The)	11,961,664

		12,636,401

Metals & Mining (1.1%):
75,550	BHP Billiton plc	2,359,049
50,315	Rio Tinto plc	2,351,745

		4,710,794

Oil, Gas & Consumable Fuels (8.1%):
400,700	Canadian Natural Resources, Ltd.	12,337,553
136,100	China Coal Energy Co., Share H	123,532
91,010	Devon Energy Corp.	5,506,105
31,690	EOG Resources, Inc.	3,550,865
146,650	Occidental Petroleum Corp.	12,620,699
41,760	OGX Petroleo e Gas Participacoes SA *	127,557

		34,266,311

Paper & Forest Products (0.0%):
278,530	Sino-Forest Corp. * (b)	—
9,900	Sino-Forest Corp. * (a)(b)	—

Personal Products (0.2%):
24,990	Natura Cosmeticos SA	677,005

Real Estate Management & Development (1.6%):
79,130	Brookfield Asset Management, Inc., Class A	2,730,776

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Davis New York Venture Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
651,300	Hang Lung Group, Ltd.	$4,114,087

		6,844,863

Semiconductors & Semiconductor Equipment (1.3%):
68,790	Intel Corp.	1,560,157
147,800	Texas Instruments, Inc.	4,071,890

		5,632,047

Software (2.7%):
231,750	Activision Blizzard, Inc.	2,614,140
150,590	Microsoft Corp.	4,484,570
135,000	Oracle Corp.	4,251,150

		11,349,860

Specialty Retail (4.8%):
247,919	Bed Bath & Beyond, Inc. *	15,618,897
119,910	CarMax, Inc. *	3,393,453
21,310	Tiffany & Co.	1,318,663

		20,331,013

Textiles, Apparel & Luxury Goods (0.2%):
12,800	Compagnie Financiere Richemont SA, Bearer Shares, Class A	767,705

Tobacco (0.8%):
35,610	Philip Morris International, Inc.	3,202,763

Transportation Infrastructure (1.2%):
1,631,550	China Merchants Holdings International Co., Ltd. ^	5,006,343

Wireless Telecommunication Services (0.3%):
45,350	America Movil SAB de C.V., Sponsored ADR, Series L	1,153,704

Total Common Stocks (Cost $290,435,933)		401,160,562

Right (0.0%):
Internet & Catalog Retail (0.0%):
1,891	Liberty Ventures, Inc. *	25,604

Total Right (Cost $—)		25,604

Convertible Bond (0.0%):
Paper & Forest Products (0.0%):
$488,000	Sino-Forest Corp., 5.00%, 8/1/13 (c)	67,100

Total Convertible Bonds (Cost $488,000)		67,100

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.3%):
$9,583,192	Allianz Variable Insurance Products Securities Lending Collateral Trust(d)	$9,583,192

Total Securities Held as Collateral for Securities on Loan (Cost $9,583,192)		9,583,192

Unaffiliated Investment Company (4.7%):
19,932,616	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (e)	19,932,616

Total Unaffiliated Investment Company (Cost $19,932,616)		19,932,616

Total Investment Securities (Cost $320,439,741)(f) — 102.2%		430,769,074
Net other assets (liabilities) — (2.2)%		(9,170,392)

Net Assets — 100.0%		$421,598,682

Percentages indicated are based on net assets as of September 30, 2012.

ADR	American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $9,088,410.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2012. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2012, these securities represent 0.02% of the net assets of the Fund.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(e)	The rate represents the effective yield at September 30, 2012.
(f)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Bermuda	0.5%
Brazil	0.2
Canada	5.0
China	-^
Hong Kong	2.1
Mexico	0.4
Netherlands	1.5
Switzerland	4.2
United Kingdom	2.4
United States	83.7

100.0%

^	Represents less than 0.05%.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (99.2%):
Aerospace & Defense (1.3%):
22,560	Precision Castparts Corp.	$3,684,950

Air Freight & Logistics (1.2%):
39,600	FedEx Corp.	3,350,952

Auto Components (1.5%):
79,320	Delphi Automotive plc *	2,458,920
61,220	Johnson Controls, Inc.	1,677,428

		4,136,348

Beverages (4.0%):
113,810	Coca-Cola Enterprises, Inc.	3,558,839
108,560	PepsiCo, Inc.	7,682,791

		11,241,630

Biotechnology (4.3%):
19,460	Alexion Pharmaceuticals, Inc. *	2,226,224
21,440	Biogen Idec, Inc. *	3,199,491
68,300	Gilead Sciences, Inc. *	4,530,339
38,070	Vertex Pharmaceuticals, Inc. *	2,130,017

		12,086,071

Capital Markets (0.7%):
32,210	T. Rowe Price Group, Inc.	2,038,893

Chemicals (4.5%):
67,280	Eastman Chemical Co.	3,835,633
56,020	Monsanto Co.	5,098,941
32,310	PPG Industries, Inc.	3,710,480

		12,645,054

Communications Equipment (2.9%):
131,720	QUALCOMM, Inc.	8,231,183

Computers & Peripherals (10.5%):
38,863	Apple, Inc.	25,931,725
140,740	EMC Corp. *	3,837,980

		29,769,705

Construction & Engineering (1.4%):
69,280	Fluor Corp.	3,899,078

Consumer Finance (1.1%):
81,170	Discover Financial Services	3,224,884

Diversified Financial Services (1.3%):
10,380	IntercontinentalExchange, Inc. *	1,384,796
51,610	Moody’s Corp.	2,279,614

		3,664,410

Energy Equipment & Services (2.7%):
30,610	National-Oilwell Varco, Inc.	2,452,167
71,940	Schlumberger, Ltd.	5,203,420

		7,655,587

Food & Staples Retailing (3.6%):
79,140	Wal-Mart Stores, Inc.	5,840,532
44,350	Whole Foods Market, Inc.	4,319,690

		10,160,222

Food Products (1.1%):
77,000	Kraft Foods, Inc., Class A	3,183,950

Health Care Equipment & Supplies (0.8%):
53,620	St. Jude Medical, Inc.	2,259,011

Health Care Providers & Services (2.0%):
42,570	McKesson, Inc.	3,662,297
33,780	WellCare Health Plans, Inc. *	1,910,259

		5,572,556

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.8%):
28,540	Cerner Corp. *	$2,209,281

Hotels, Restaurants & Leisure (2.7%):
50,300	Las Vegas Sands Corp.	2,332,411
70,190	Royal Caribbean Cruises, Ltd.	2,120,440
63,680	Starbucks Corp.	3,231,760

		7,684,611

Industrial Conglomerates (1.6%):
79,450	Danaher Corp.	4,381,668

Internet & Catalog Retail (3.2%):
22,980	Amazon.com, Inc. *	5,844,274
5,170	Priceline.com, Inc. *	3,198,834

		9,043,108

Internet Software & Services (4.4%):
12,917	Google, Inc., Class A *	9,745,876
23,520	LinkedIn Corp., Class A *	2,831,808

		12,577,684

IT Services (3.1%):
9,160	MasterCard, Inc., Class A	4,135,557
72,770	Paychex, Inc.	2,422,513
28,906	Teradata Corp. *	2,179,802

		8,737,872

Life Sciences Tools & Services (1.3%):
48,710	Agilent Technologies, Inc.	1,872,900
39,240	Illumina, Inc. *	1,891,368

		3,764,268

Machinery (3.2%):
58,450	Caterpillar, Inc.	5,029,038
82,820	Eaton Corp.	3,914,073

		8,943,111

Media (2.2%):
117,340	News Corp., Class A	2,878,350
63,450	Viacom, Inc., Class B	3,400,286

		6,278,636

Multiline Retail (2.2%):
39,040	Dollar General Corp. *	2,012,122
61,480	Macy’s, Inc.	2,312,878
36,880	Nordstrom, Inc.	2,035,038

		6,360,038

Oil, Gas & Consumable Fuels (1.7%):
43,270	EOG Resources, Inc.	4,848,403

Pharmaceuticals (4.0%):
30,470	Allergan, Inc.	2,790,443
96,610	Bristol-Myers Squibb Co.	3,260,587
45,960	Merck & Co., Inc.	2,072,796
36,170	Watson Pharmaceuticals, Inc. *	3,080,237

		11,204,063

Road & Rail (1.9%):
44,710	Union Pacific Corp.	5,307,077

Semiconductors & Semiconductor Equipment (5.2%):
93,330	Analog Devices, Inc.	3,657,603
95,400	Broadcom Corp., Class A	3,298,932
56,460	Skyworks Solutions, Inc. *	1,330,480
156,130	Texas Instruments, Inc.	4,301,381
60,040	Xilinx, Inc.	2,005,936

		14,594,332

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Dreyfus Research Growth Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Software (7.9%):
35,250	Citrix Systems, Inc. *	$2,699,092
52,440	Intuit, Inc.	3,087,667
271,750	Oracle Corp.	8,557,407
57,440	Red Hat, Inc. *	3,270,634
19,490	Salesforce.com, Inc. *	2,975,928
17,848	VMware, Inc., Class A *	1,726,616

		22,317,344

Specialty Retail (4.0%):
37,260	Dick’s Sporting Goods, Inc.	1,931,931
86,200	Home Depot, Inc. (The)	5,203,894
39,380	Limited Brands, Inc. (The)	1,939,859
34,600	Ross Stores, Inc.	2,235,160

		11,310,844

Textiles, Apparel & Luxury Goods (1.9%):
28,120	PVH Corp.	2,635,406
50,860	Under Armour, Inc., Class A *	2,839,514

		5,474,920

Tobacco (3.0%):
93,710	Philip Morris International, Inc.	8,428,277

Total Common Stocks (Cost $228,722,389)		280,270,021

Affiliated Investment Company (0.8%):
2,408,236	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	2,408,236

Total Affiliated Investment Company (Cost $2,408,236)		2,408,236

Total Investment Securities (Cost $231,130,625)(b) — 100.0%		282,678,257
Net other assets (liabilities) — 0.0%		(23,318)

Net Assets — 100.0%		$282,654,939

Percentages indicated are based on net assets as of September 30, 2012.

*	Non-income producing security
(a)	The rate represents the effective yield at September 30, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (6.9%):
$ 740,268	321 Henderson Receivables LLC, Series 2010-3A, Class A, 3.82%, 1/15/32 (a)	$773,460
728,507	321 Henderson Receivables LLC, Series 2012-2A, Class A, 3.84%, 10/15/59 (a)	728,250
1,020,000	AH Mortgage Advance Trust, Series SART-3, Class 1A1, 2.98%, 3/13/13 (a)	1,026,678
1,220,000	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.61%, 10/8/15	1,230,141
1,786,642	Ares Collateralized Loan Obligation Funds, Series 2007-3RA, Class A2, 0.68%, 4/16/21 (a)(b)	1,704,564
2,390,000	Arran Cards Funding plc, Series 2012-1A, Class A1, 0.92%, 7/15/15 (a)(b)	2,391,508
435,000	Credit Acceptance Auto Loan Trust, Series 2010-1, Class A, 2.06%, 4/16/18 (a)	435,084
1,605,000	Ford Credit Auto Lease Trust, Series 2012-A, Class A3, 0.85%, 1/15/15	1,612,107
955,000	Ford Credit Floorplan Master Owner Trust, Series 2012-1, Class D, 2.34%, 1/15/16 (b)	961,208
2,025,000	Ford Credit Floorplan Master Owner Trust, Series 2012-2, Class A, 1.92%, 1/15/19	2,084,989
427,079	Henderson Receivables LLC, Series 2010-1A, Class A, 5.56%, 7/15/59 (a)	479,959
1,595,000	PFS Financing Corp., Series 2012-BA, Class A, 0.93%, 10/17/16 (a)(b)	1,595,033
754,529	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class B, 1.66%, 6/15/13 (a)	756,804
455,166	Santander Consumer Acquired Receivables Trust, Series 2011-S1A, Class C, 2.01%, 6/15/13 (a)	457,490
986,599	Santander Drive Auto Receivables Trust, Series 2010-A, Class A3, 1.83%, 11/17/14 (a)	994,810
415,576	Santander Drive Auto Receivables Trust, Series 2010-B, Class A3, 1.31%, 2/17/14 (a)	415,989
499,093	Santander Drive Auto Receivables Trust, Series 2011-2, Class A2, 1.04%, 4/15/14	499,722
2,270,000	Santander Drive Auto Receivables Trust, Series 2011-3, Class C, 3.09%, 5/15/17	2,332,896
829,462	Santander Drive Auto Receivables Trust, Series 2011-4, Class A2, 1.37%, 7/15/13	833,327
830,000	Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82%, 5/15/15	856,328
328,925	Santander Drive Auto Receivables Trust, Series 2011-S1A, Class B, 1.48%, 7/15/13 (a)	328,682

Principal Amount		Fair Value
Asset Backed Securities, continued
$ 244,346	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class C, 2.86%, 8/15/13 (a)	$245,819
1,055,000	Santander Drive Auto Receivables Trust, Series 2012-2, Class D, 3.87%, 1/15/16	1,085,883
1,040,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class B, 1.94%, 12/15/16	1,044,643
1,160,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class B, 1.83%, 3/15/17	1,166,337
1,330,000	Santander Drive Auto Receivables Trust, Series 2012-5, Class B, 1.56%, 8/15/18	1,335,178
796,487	SLM Student Loan Trust, Series 2004-B, Class A2, 0.59%, 6/15/21 (b)	776,868
607,800	SLM Student Loan Trust, Series 2010-1, Class A, 0.62%, 7/25/17 (b)	608,430
1,178,552	SLM Student Loan Trust, Series 2012-A, Class A1, 1.62%, 4/15/16 (a)(b)	1,191,315
1,095,000	SLM Student Loan Trust, Series 2012-C, Class A2, 3.31%, 10/15/46 (a)	1,154,803
1,110,000	SLM Student Loan Trust, Series 2012-D, Class A2, 2.95%, 2/15/46 (a)	1,153,928
197,001	Structured Receivables Finance LLC, Series 2010-B, Class A, 3.73%, 2/16/26 (a)	205,564
1,115,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	1,205,776

Total Asset Backed Securities (Cost $33,161,827)		33,673,573

Collateralized Mortgage Obligations (7.6%):
590,000	Arkle Master Issuer plc, Series 2010-1A, Class 2A, 1.58%, 5/17/60 (a)(b)	592,108
690,000	Arkle Master Issuer plc, Series 2010-2A, Class 1A1, 1.83%, 5/17/60 (a)(b)	696,889
132,021	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2, 5.89%, 6/10/49 (b)	132,072
1,477,793	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A3, 5.99%, 8/10/14 (b)	1,533,006
1,330,000	Bank of America Re-Remic Trust, Series 2012-CLRN, Class A, 1.39%, 8/15/17 (a)(b)(c)	1,330,000
50,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class AM, 5.45%, 12/15/15 (b)	53,237
625,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW16, Class AM, 5.91%, 6/1/40 (b)	683,496
828,000	COMM 2012-LTRT, 3.80%, 10/1/22 (c)	841,754
590,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM, 5.35%, 12/10/16	630,754

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 100,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class AM, 6.00%, 6/15/16 (b)	$109,095
36,671	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A2, 5.45%, 1/15/49 (b)	37,001
174,130	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A2, 5.87%, 6/15/39 (b)	174,125
2,590,000	DBRR Trust, Series 2012-EZ1, Class A, 0.95%, 9/25/45 (a)(c)	2,589,259
1,108,153	DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 6/10/17 (a)	1,204,142
1,320,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class A2, 4.53%, 7/1/19 (a)	1,514,362
460,000	Extended Stay America Trust, Series 2010-ESHA, Class B, 4.22%, 11/5/15 (a)	462,725
66,095	Fannie Mae, Series 2009-70, Class NT, 4.00%, 8/25/19	69,640
755,000	Fannie Mae, Series 2011-52, Class GB, 5.00%, 6/25/41	860,250
1,891,599	Fannie Mae, Series 2011-56, Class CD, 3.50%, 1/25/29	1,938,208
1,055,000	Fannie Mae, Series 2011-99, Class DB, 5.00%, 10/25/41	1,209,441
32,865	Freddie Mac, Series 2890, Class KC, 4.50%, 2/15/19	33,637
1,711,610	Freddie Mac, Series 3703, Class GM, 3.50%, 7/15/28	1,758,447
3,132,704	Freddie Mac, Series 3738, Class BW, 3.50%, 10/15/28	3,218,474
1,207,817	Freddie Mac, Series 3876, Class CA, 2.75%, 6/15/26 (b)	1,249,442
890,000	Holmes Master Issuer plc, Series 2010-1A, Class A2, 1.87%, 10/15/54 (a)(b)	899,631
678,728	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2, 4.77%, 3/12/39	683,316
1,260,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3B, 5.45%, 5/15/45	1,263,820
781,221	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2, 5.99%, 6/15/49 (b)	806,938
5,191,518	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class XA, 2.23%, 6/15/45 (b)	605,653
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-WLDN, Class A, 3.90%, 5/5/30 (a)	653,639
1,400,000	Lanark Master Issuer plc, Series 2012-2A, Class 1A, 1.64%, 12/22/54 (a)(b)	1,429,825

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$ 170,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, 6.08%, 6/15/38 (b)	$184,879
1,160,000	Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4, 4.86%, 8/12/39 (b)	1,239,370
820,000	Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4, 5.05%, 7/12/15 (b)	913,756
650,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.15%, 7/12/17 (b)	744,403
705,000	Morgan Stanley BAML Trust, Series 2012-CKSV, Class A2, 3.28%, 10/15/22 (a)	722,567
196,546	Morgan Stanley Capital I, Series 2007-IQ15, Class A2, 6.04%, 6/11/49 (b)	199,789
1,265,735	Morgan Stanley Re-Remic Trust, Series 2012-XA, 2.00%, 7/28/49 (a)	1,276,810
319,000	Permanent Master Issuer plc, Series 2006-1, Class 6A1, 1.14%, 4/15/20 (a)(b)	514,966
620,000	RBSCF Trust, Series 2010-RR3, Class WBTA, 6.12%, 4/16/17 (a)(b)	730,277
1,040,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4, 4.80%, 10/15/41	1,118,524

Total Collateralized Mortgage Obligation (Cost $36,163,479)		36,909,727

Corporate Bonds (14.9%):
Aerospace & Defense (0.2%):
1,035,000	United Technologies Corp., 4.50%, 6/1/42	1,160,012

Beverages (0.4%):
460,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.00%, 4/15/20	555,452
620,000	Anheuser-Busch InBev NV Worldwide, Inc., 2.50%, 7/15/22	628,782
500,000	SABMiller Holdings, Inc., 3.75%, 1/15/22 (a)	542,968

		1,727,202

Biotechnology (0.2%):
450,000	Amgen, Inc., 3.63%, 5/15/22, Callable 2/15/22 @ 100	474,438
320,000	Amgen, Inc., 5.38%, 5/15/43, Callable 11/15/42 @ 100	370,828

		845,266

Capital Markets (0.9%):
370,000	General Electric Capital Corp., 4.38%, 9/16/20, MTN	408,038
555,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37, MTN	680,043
1,045,000	Goldman Sachs Group, Inc. (The), 6.00%, 5/1/14, MTN	1,121,785
1,315,000	Goldman Sachs Group, Inc. (The), 5.50%, 11/15/14 ^	1,427,037
550,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	633,532

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 307,753	SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (a)	$316,644

		4,587,079

Chemicals (0.1%):
150,000	Dow Chemical Co. (The), 5.25%, 11/15/41, Callable 5/15/41 @ 100	170,204
555,000	Eastman Chemical Co., 2.40%, 6/1/17	579,647

		749,851

Commercial Banks (1.8%):
1,245,000	Bank of America Corp., 6.50%, 8/1/16	1,439,855
820,000	Bank of America Corp., 5.63%, 10/14/16	923,296
430,000	Bank of America Corp., Series 1, 3.75%, 7/12/16	456,221
425,000	Bank of America Corp., Series L, 7.38%, 5/15/14, MTN	465,227
470,000	JPMorgan Chase & Co., 4.65%, 6/1/14	498,185
1,445,000	JPMorgan Chase & Co., 1.88%, 3/20/15, MTN	1,474,274
575,000	JPMorgan Chase & Co., 3.25%, 9/23/22	582,989
1,395,000	Wells Fargo & Co., 1.50%, 7/1/15	1,418,471
1,225,000	Wells Fargo & Co., 3.50%, 3/8/22, MTN	1,306,410

		8,564,928

Consumer Finance (0.1%):
605,000	Capital One Financial Corp., 2.15%, 3/23/15	620,331
Diversified Financial Services (1.6%):
720,000	Berkshire Hathaway Finance Corp., 1.60%, 5/15/17	736,749
1,155,000	Caterpillar Financial Services Corp., 1.10%, 5/29/15, MTN	1,169,026
1,145,000	Citigroup, Inc., 5.50%, 10/15/14	1,234,698
1,710,000	Citigroup, Inc., 4.59%, 12/15/15	1,855,396
1,375,000	Daimler Finance NA LLC, 1.88%, 9/15/14 (a)	1,396,302
1,620,000	TIERS Funding Trust, Series 2012-01, 2.19%, 5/12/14, Callable 5/10/13 @ 100 (a)(b)	1,620,000

		8,012,171

Diversified Telecommunication Services (0.0%):
100,000	Virgin Media Secured Finance plc, 5.50%, 1/15/21	176,252

Electronic Equipment, Instruments & Components (0.2%):
675,000	Agilent Technologies, Inc., 6.50%, 11/1/17	826,001

Food & Staples Retailing (0.7%):
316,000	Kraft Foods, Inc., 6.13%, 2/1/18	385,810
614,000	Kraft Foods, Inc., 4.13%, 2/9/16	674,236
630,000	Kraft Foods, Inc., 2.25%, 6/5/17 (a)	648,587
329,000	Kraft Foods, Inc., 6.50%, 8/11/17	404,500
405,000	Kraft Foods, Inc., 6.13%, 8/23/18	500,356
256,000	Kraft Foods, Inc., 5.38%, 2/10/20 (a)	304,256
234,000	Kraft Foods, Inc., 5.38%, 2/10/20	282,290

Principal Amount		Fair Value
Corporate Bonds, continued
Food & Staples Retailing, continued
$ 360,000	Kraft Foods, Inc., 3.50%, 6/6/22 (a)	$380,373

		3,580,408

Health Care Providers & Services (0.5%):
1,305,000	Express Scripts Holding Co., 2.65%, 2/15/17 (a)	1,367,514
200,000	UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	220,100
385,000	UnitedHealth Group, Inc., 3.38%, 11/15/21, Callable 8/15/21 @ 100	410,474
325,000	WellPoint, Inc., 3.30%, 1/15/23	328,715

		2,326,803

Hotels, Restaurants & Leisure (0.2%):
910,000	McDonald’s Corp., 1.88%, 5/29/19, MTN	944,019

Independent Power Producers & Energy Traders (1.5%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	272,661
300,000	Columbus Southern Power Co., 6.05%, 5/1/18	364,491
900,000	Constellation Energy Group, Inc., 5.15%, 12/1/20, Callable 9/1/20 @ 100	1,057,839
400,000	Dominion Resources, Inc., Series C, 4.90%, 8/1/41	470,516
100,000	Duke Energy Corp., 3.95%, 9/15/14	106,002
65,000	Florida Power & Light Co., 5.95%, 2/1/38	88,694
400,000	Florida Power Corp., 6.40%, 6/15/38	550,360
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	50,131
450,000	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	602,592
452,000	Ohio Power Co., Series K, 6.00%, 6/1/16	525,554
450,000	Ohio Power Co., Series M, 5.38%, 10/1/21	550,912
850,000	Pacificorp, 5.65%, 7/15/18	1,049,358
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	422,761
925,000	Xcel Energy, Inc., 4.70%, 5/15/20, Callable 11/15/19 @ 100	1,083,716

		7,195,587

Insurance (1.4%):
310,000	American International Group, Inc., 3.00%, 3/20/15	320,997
635,000	American International Group, Inc., 3.80%, 3/22/17	683,014
390,000	American International Group, Inc., 4.88%, 6/1/22	439,513
125,000	American International Group, Inc., Series MP, 5.45%, 5/18/17, MTN	142,520
185,000	Berkshire Hathaway, Inc., 2.20%, 8/15/16	194,393
1,120,000	MetLife Global Funding I, 2.00%, 1/10/14 (a)	1,136,365
1,710,000	MetLife Institutional Funding II LLC, 1.63%, 4/2/15 (a)	1,735,529
1,125,000	MetLife, Inc., 6.75%, 6/1/16	1,346,532

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$ 905,000	New York Life Global Funding, 1.65%, 5/15/17 (a)	$922,742
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	99,117

		7,020,722

IT Services (0.5%):
877,000	IBM Corp., 0.55%, 2/6/15	879,286
1,450,000	IBM Corp., 1.95%, 7/22/16	1,514,439

		2,393,725

Machinery (0.2%):
605,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	620,980
269,000	Xylem, Inc., 3.55%, 9/20/16	287,442

		908,422

Media (1.6%):
300,000	Comcast Corp., 5.70%, 5/15/18	364,878
337,000	Comcast Corp., 6.40%, 3/1/40	439,433
295,000	Cox Communications, Inc., 8.38%, 3/1/39 (a)	449,151
575,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.50%, 3/1/16	611,871
725,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.80%, 3/15/22	746,071
235,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.38%, 3/1/41	275,112
280,000	NBCUniversal Media LLC, 5.15%, 4/30/20	331,824
430,000	NBCUniversal Media LLC, 5.95%, 4/1/41	526,701
285,000	NBCUniversal Media LLC, 4.45%, 1/15/43	288,058
525,000	Omnicom Group, Inc., 5.90%, 4/15/16	606,911
820,000	Scripps Networks Interactive, Inc., 2.70%, 12/15/16	859,488
180,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	211,669
410,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	463,950
1,015,000	Time Warner, Inc., 6.20%, 7/1/13	1,057,926
325,000	Time Warner, Inc., 3.40%, 6/15/22	343,239

		7,576,282

Metals & Mining (0.1%):
420,000	Barrick NA Finance LLC, 4.40%, 5/30/21	456,942

Multi-Utilities (0.1%):
155,000	CenterPoint Energy Resources Corp., 6.25%, 2/1/37	199,866
285,000	Sempra Energy, 6.00%, 10/15/39	369,303

		569,169

Oil, Gas & Consumable Fuels (1.3%):
150,000	Anadarko Petroleum Corp., 7.63%, 3/15/14	163,948
58,000	Anadarko Petroleum Corp., 5.75%, 6/15/14	62,324

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 2,025,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	$2,441,376
216,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	256,249
550,000	Energy Transfer Partners LP, 6.50%, 2/1/42, Callable 8/1/41 @ 100	634,662
50,000	Enterprise Products Operating LP, 6.13%, 2/1/13	50,827
750,000	Enterprise Products Operating LP, Series L, 6.30%, 9/15/17	912,239
400,000	Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	483,742
540,000	Ruby Pipeline LLC, 6.00%, 4/1/22 (a)	598,487
480,000	Williams Partners LP, 4.00%, 11/15/21	516,557

		6,120,411

Paper & Forest Products (0.4%):
400,000	Georgia-Pacific LLC, 7.70%, 6/15/15	463,542
375,000	International Paper Co., 4.75%, 2/15/22, Callable 11/15/21 @ 100	425,821
725,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	883,438

		1,772,801

Pharmaceuticals (0.1%):
495,000	Watson Pharmaceuticals, Inc., 3.25%, 10/1/22, Callable 7/1/22 @ 100	501,340

Specialty Retail (0.2%):
815,000	Penske Truck Leasing Co., LP, 3.13%, 5/11/15 (a)	833,811

Tobacco (0.1%):
128,000	Altria Group, Inc., 10.20%, 2/6/39	219,335
130,000	Altria Group, Inc., 4.25%, 8/9/42	129,210

		348,545

Wireless Telecommunication Services (0.5%):
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20 (a)	644,345
522,000	GTE Corp., 6.84%, 4/15/18	659,589
400,000	SBA Tower Trust, 4.25%, 4/15/15 (a)	421,347
450,000	Verizon Communications, Inc., 6.90%, 4/15/38	642,254

		2,367,535

Total Corporate Bonds (Cost $68,143,284)		72,185,615

Yankee Dollars (9.1%):
Commercial Banks (4.1%):
1,365,000	Bank of Nova Scotia, 1.95%, 1/30/17 (a)	1,430,111
1,370,000	Caisse centrale Desjardins, 1.60%, 3/6/17 (a)	1,412,470
655,000	DnB NOR ASA, 2.10%, 10/14/15 (a)	679,235
755,000	DnB NOR ASA, 2.90%, 3/29/16 (a)	803,547
240,000	Eksportfinans A/S, 3.00%, 11/17/14	235,800
201,000	Eksportfinans A/S, 5.50%, 5/25/16, MTN ^	205,020
875,000	HSBC Bank plc, 3.10%, 5/24/16 (a)	922,064
265,000	HSBC Holdings plc, 6.10%, 1/14/42	348,495
1,115,000	ING Bank NV, 3.75%, 3/7/17 (a)	1,174,881

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Commercial Banks, continued
$1,110,000	National Bank of Canada, 1.50%, 6/26/15	$1,126,172
1,920,000	Nordea Eiendomskreditt AS, 2.13%, 9/22/16 ^(a)	1,994,787
990,000	Royal Bank of Canada, 1.45%, 10/30/14	1,006,913
1,635,000	SpareBank 1 Boligkreditt AS, 2.30%, 6/30/17 (a)	1,706,449
1,205,000	SpareBank 1 Boligkreditt AS, Series 2011-2, 2.63%, 5/27/16 (a)	1,272,721
1,015,000	Swedbank Hypotek AB, 2.95%, 3/28/16 (a)	1,081,787
1,655,000	Toronto-Dominion Bank (The), 1.63%, 9/14/16 (a)	1,710,939
2,485,000	Toronto-Dominion Bank (The), 1.50%, 3/13/17 (a)	2,555,325

		19,666,716

Diversified Financial Services (1.9%):
500,000	BP Capital Markets plc, 3.88%, 3/10/15	537,420
725,000	BP Capital Markets plc, 3.13%, 10/1/15	774,154
575,000	BP Capital Markets plc, 4.74%, 3/11/21	670,288
680,000	CDP Financial, Inc., 3.00%, 11/25/14 (a)	713,406
2,190,000	CDP Financial, Inc., 4.40%, 11/25/19 (a)	2,516,706
410,000	Credit Suisse Group AG, 5.40%, 1/14/20	448,118
1,325,000	Credit Suisse Guernsey, Ltd., 1.63%, 3/6/15 (a)	1,347,912
1,355,000	Credit Suisse Guernsey, Ltd., 2.60%, 5/27/16 (a)	1,428,907
310,000	Manulife Financial Corp., 3.40%, 9/17/15	324,596
600,000	Schlumberger Investment SA, 3.30%, 9/14/21, Callable 6/14/21 @ 100 (a)	638,908

		9,400,415

Diversified Telecommunication Services (0.5%):
315,000	Virgin Media Secured Finance plc, 6.50%, 1/15/18, Callable 1/15/14 @ 103.25	344,925
765,000	Vodafone Group plc, 4.15%, 6/10/14	809,954
1,020,000	Vodafone Group plc, 1.63%, 3/20/17	1,040,485
415,000	Vodafone Group plc, 2.50%, 9/26/22	414,379

		2,609,743

Independent Power Producers & Energy Traders (0.3%):
1,310,000	Hydro-Quebec, 2.00%, 6/30/16 ^	1,372,225

Metals & Mining (0.7%):
1,310,000	BHP Billiton Finance USA, Ltd., 1.13%, 11/21/14	1,326,790
160,000	BHP Billiton Finance USA, Ltd., 2.88%, 2/24/22	165,576
120,000	Codelco, Inc., 3.75%, 11/4/20 (a)	129,667
665,000	Codelco, Inc., 3.88%, 11/3/21 (a)	722,696

Principal Amount		Fair Value
Yankee Dollars, continued
Metals & Mining, continued
$815,000	Xstrata Canada Financial Corp., 2.85%, 11/10/14 (a)	$837,854

		3,182,583

Oil, Gas & Consumable Fuels (0.8%):
1,075,000	Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	1,253,093
1,080,000	Petrobras International Finance Co., 3.88%, 1/27/16	1,142,435
50,000	Petroleos Mexicanos, 8.00%, 5/3/19	65,425
107,000	Petroleos Mexicanos, 6.00%, 3/5/20	127,865
278,000	Petroleos Mexicanos, 5.50%, 1/21/21	325,955
300,000	Petroleos Mexicanos, 4.88%, 1/24/22	339,000
495,000	Transocean, Inc., 7.35%, 12/15/41	649,706

		3,903,479

Pharmaceuticals (0.3%):
690,000	GlaxoSmithKline Capital plc, 2.85%, 5/8/22	716,647
670,000	Takeda Pharmaceutical Co., Ltd., 1.63%, 3/17/17 (a)	677,591

		1,394,238

Sovereign Bonds (0.4%):
1,251,775	Russia Foreign Bond, Registered Shares, 7.50%, 3/31/30 (a)(d)	1,580,366
330,000	United Mexican States, Series A, 6.05%, 1/11/40, MTN	439,725

		2,020,091

Tobacco (0.1%):
556,000	B.A.T. International Finance plc, 3.25%, 6/7/22 (a)	570,553

Total Yankee Dollars (Cost $42,373,612)		44,120,043

Foreign Bond (0.1%):
580,000	NRW Bank, 4.10%, 12/28/12 +	592,830

Total Foreign Bonds (Cost $574,792)		592,830

U.S. Government Agencies (3.1%):
Federal Home Loan Mortgage Corporation (0.6%)
1,824,000	1.00%, 9/27/17, Callable 9/27/13 @ 100	1,823,387
715,000	1.25%, 10/2/19	713,470

		2,536,857

Federal National Mortgage Association (2.5%)
2,905,000	0.60%, 7/24/15, Callable 1/24/13 @ 100	2,907,324
6,990,000	1.00%, 9/20/17, Callable 9/20/13 @ 100	7,006,356
2,320,000	1.70%, 8/28/19, Callable 2/28/13 @ 100	2,326,264

		12,239,944

130,000	Tennessee Valley Authority, 5.25%, 9/15/39	172,331

U.S. Government Agency (Cost $14,878,693)		14,949,132

U.S. Government Agency Mortgages (30.4%):
Federal Home Loan Mortgage Corporation (4.3%)
1,660,000	0.60%, 5/22/15, Callable 5/22/13 @ 100	1,663,139
527,663	5.00%, 7/1/35, Pool #G01838	573,433
381,698	5.00%, 7/1/35, Pool #G01840	414,807

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$693,608	5.00%, 3/1/38, Pool #G04913	$753,664
216,935	5.00%, 12/1/38, Pool #G05132	235,210
155,705	5.00%, 1/1/39, Pool #G05205	168,822
1,585,007	4.50%, 10/1/39, Pool #G08368	1,705,015
1,204,421	5.50%, 5/1/40, Pool #G06817	1,313,679
398,556	5.50%, 8/1/40, Pool #G06385	434,711
1,056,141	4.00%, 12/1/40, Pool #A95575	1,156,627
358,645	4.00%, 12/1/40, Pool #A95656	392,769
496,776	4.00%, 12/1/40, Pool #A95856	544,041
281,030	3.13%, 3/1/41, Pool #1B8062 (b)	296,653
2,342,223	4.50%, 3/1/41, Pool #A97620	2,534,202
965,000	4.50%, 8/1/41, Pool #Q02663	1,057,666
166,465	4.50%, 8/1/41, Pool #Q02776	182,450
496,404	2.05%, 7/1/42, Pool #2B0646 (b)	515,002
1,697,370	3.50%, 8/1/42, Pool #Q10325	1,831,966
500,000	3.50%, 10/15/42 TBA	536,094
1,500,000	4.50%, 10/15/42 TBA	1,613,203
2,800,000	4.00%, 11/15/42 TBA	3,005,625

		20,928,778

Federal National Mortgage Association (21.8%)
1,200,000	5.50%, 10/25/27 TBA	1,299,937
11,100,000	5.00%, 11/25/42 TBA	12,102,468
3,500,000	6.00%, 11/25/42 TBA	3,864,219
1,065,000	5.00%, 3/2/15	1,183,952
2,870,000	1.95%, 3/28/19	2,870,000
535,707	4.00%, 7/1/19, Pool #AE0968	574,330
3,555,000	3.95%, 10/9/19 (e)	3,127,255
1,960,000	2.70%, 3/28/22, Callable 3/28/13 @ 100	1,985,541
871,538	4.00%, 7/1/24, Pool #AL1938	930,844
895,334	5.50%, 7/1/25, Pool #AE0096	989,673
378,550	3.50%, 11/1/25, Pool #AE7793	403,190
588,128	3.50%, 11/1/26, Pool #AJ6935	626,408
1,400,000	2.50%, 10/25/27 TBA	1,471,312
2,600,000	3.50%, 10/25/27 TBA	2,766,562
1,100,000	2.50%, 11/25/27 TBA	1,153,625
2,500,000	4.00%, 11/25/27, Pool #AE7793	2,672,656
100,000	4.50%, 11/25/27 TBA	107,875
1,100,000	5.00%, 11/25/27 TBA	1,193,672
1,615,000	6.25%, 5/15/29	2,366,594
884,151	5.50%, 1/1/33, Pool #676661	981,180
609,839	5.50%, 5/1/33, Pool #555424	676,765
416,126	5.00%, 7/1/34, Pool #725589	454,784
1,444,214	5.50%, 2/1/35, Pool #735989	1,602,706
103,662	6.00%, 4/1/35, Pool #735504	117,326
3,212,177	5.50%, 9/1/36, Pool #995113	3,564,692
469,985	5.50%, 2/1/38, Pool #961545	515,394
144,477	6.00%, 3/1/38, Pool #889529	162,391
836,687	5.50%, 5/1/38, Pool #889441	917,526
1,130,210	5.50%, 5/1/38, Pool #889692	1,239,410
424,782	6.00%, 5/1/38, Pool #889466	477,453
856,112	5.50%, 6/1/38, Pool #995018	939,898
240,159	5.50%, 9/1/38, Pool #889995	263,363
410,948	5.50%, 10/1/39, Pool #AD0362	453,606
335,354	5.50%, 12/1/39, Pool #AD0571	370,166
708,551	6.50%, 5/1/40, Pool #AL1704	796,040
1,353,907	4.00%, 10/1/40, Pool #AE6121	1,460,557
3,797,753	6.00%, 10/1/40, Pool #AL0851	4,203,383
1,852,653	4.00%, 1/1/41, Pool #AH2380	1,998,590
1,211,031	4.00%, 1/1/41, Pool #AH3394	1,306,426
366,304	2.97%, 2/1/41, Pool #AH6958 (b)	385,684

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$2,149,225	4.00%, 2/1/41, Pool #AE0949	$2,318,525
701,171	3.24%, 7/1/41, Pool #AL0533 (b)	740,493
1,590,453	4.50%, 8/1/41, Pool #AL2302	1,745,709
9,992,124	4.50%, 8/1/41, Pool #AL1711	11,061,204
654,982	4.50%, 9/1/41, Pool #AJ1416	712,432
1,934,836	4.00%, 10/1/41, Pool #AJ4046	2,126,549
1,962,997	3.50%, 5/1/42, Pool #AL1842	2,114,056
974,563	3.50%, 5/1/42, Pool #A03369	1,044,990
3,200,143	4.00%, 5/1/42, Pool #A02986	3,476,227
195,631	3.50%, 6/1/42, Pool #AB5423	210,557
99,434	3.50%, 6/1/42, Pool #AO5941	107,021
3,318,139	4.00%, 6/1/42, Pool #A04144	3,604,402
3,012,760	4.00%, 6/1/42, Pool #AB5477	3,272,678
493,326	2.02%, 7/1/42, Pool #AP0006 (b)	511,480
218,179	2.32%, 7/1/42, Pool #AO6482 (b)	228,441
297,003	3.50%, 7/1/42, Pool #AO9368	319,663
199,051	3.50%, 7/1/42, Pool #AO8632	214,237
5,284,870	3.50%, 7/1/42, Pool #AO8044	5,706,244
99,689	3.50%, 7/1/42, Pool #AO8011	107,637
200,000	3.00%, 10/25/42 TBA	211,125
500,000	4.50%, 11/25/42 TBA	540,938

		104,952,061

Government National Mortgage Association (4.3%)
102,267	4.50%, 9/15/33, Pool #615516	112,902
352,667	5.00%, 12/15/33, Pool #783571	391,642
129,061	6.50%, 8/20/38, Pool #4223	148,769
214,586	6.50%, 10/15/38, Pool #673213	244,807
69,448	6.50%, 11/20/38, Pool #4292	80,053
143,869	6.50%, 12/15/38, Pool #782510	165,984
1,278,925	5.00%, 1/15/39, Pool #782557	1,414,572
985,039	5.00%, 4/15/39, Pool #782619	1,086,512
92,175	5.00%, 6/15/39, Pool #782696	101,699
872,045	5.00%, 10/20/39, Pool #G2 4559	968,261
188,263	4.50%, 1/15/40, Pool #728627	207,669
533,098	5.00%, 5/15/40, Pool #782958	589,958
493,516	4.50%, 7/15/40, Pool #745793	545,611
690,839	4.00%, 7/20/40, Pool #4745	762,483
860,933	4.50%, 10/15/40, Pool #783609	949,390
286,752	4.50%, 2/15/41, Pool #738019	315,945
628,082	4.50%, 11/15/41, Pool #783610	692,419
2,386,178	4.00%, 7/20/42, Pool #MA0221	2,629,164
1,100,000	4.00%, 10/15/42 TBA	1,212,750
400,000	4.50%, 10/15/42 TBA	439,062
500,000	5.00%, 10/15/42 TBA	551,250
500,000	4.00%, 10/20/42 TBA	550,313
3,900,000	4.50%, 10/20/42 TBA	4,302,797
2,800,000	3.50%, 11/20/42 TBA	3,062,500

		21,526,512

Total U.S. Government Agency Mortgages (Cost $144,828,715)		147,407,351

U.S. Treasury Obligations (25.1%):
U.S. Treasury Bonds (9.0%)
7,435,000	4.50%, 2/15/36	9,918,751
1,330,000	6.50%, 11/15/26	2,045,290
6,405,000	6.63%, 2/15/27 ‡	9,975,787
2,490,000	6.13%, 8/15/29	3,822,150
2,600,000	4.75%, 2/15/37	3,598,969
1,855,000	4.38%, 5/15/40	2,454,107
1,185,000	3.75%, 8/15/41	1,416,816
2,085,000	3.13%, 2/15/42	2,217,919

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
$2,275,000	3.00%, 5/15/42	$2,358,891
6,220,000	2.75%, 8/15/42	6,116,984

		43,925,664

U.S. Treasury Inflation Index Notes (1.0%)
4,425,000	0.13%, 7/15/22	4,817,264
U.S. Treasury Notes (14.7%)
1,055,000	0.13%, 8/31/13	1,054,505
6,415,000	0.25%, 6/30/14	6,416,251
14,575,000	0.25%, 9/30/14	14,578,411
14,440,000	0.25%, 8/15/15	14,417,445
18,997,500	0.63%, 8/31/17	19,008,631
12,560,000	1.00%, 8/31/19	12,528,600
3,217,500	1.63%, 8/15/22 ^	3,213,980

		71,217,823

U.S. Treasury Strips (0.4%)
1,700,000	2.38%, 5/15/22 (e)	1,444,124
570,000	2.48%, 8/15/22 (e)	479,406

		1,923,530

Total U.S. Treasury Obligations (Cost $119,618,626)		121,884,281

Securities Held as Collateral for Securities on Loan (1.5%):
$7,167,871	Allianz Variable Insurance Products Securities Lending Collateral Trust(f)	7,167,871

Total Securities Held as Collateral for Securities on Loan (Cost $7,167,871)		7,167,871

Unaffiliated Investment Company (14.2%):
69,055,804	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (e)	69,055,804

Total Unaffiliated Investment Company (Cost $69,055,804)		69,055,804

Total Investment Securities (Cost $535,966,703)(g) — 112.9%		547,946,227
Net other assets (liabilities) — (12.9)%		(62,557,200)

Net Assets — 100.0%		$485,389,027

Percentages indicated are based on net assets as of September 30, 2012.

MTN	Medium Term Note
STRIPS	Separately Traded Registered Interest and Principal Securities
TBA	Security is subject to delayed delivery.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $6,981,915.
‡	A portion of the investment security is segregated as collateral for futures contracts, the aggregate fair value of the segregated security is $130,360.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at September 30, 2012. The date presented represents the final maturity date.
(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2012. The total of all such securities represent 1.56% of the net assets of the fund.
(d)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate represents the effective yield at September 30, 2012.
(e)	The rate represents the effective yield at September 30, 2012.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(g)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Australia	0.3%
Canada	2.7
Cayman Islands	0.3
Chile	0.2
Germany	0.1
Japan	0.1
Luxembourg	0.1
Mexico	0.2
Netherlands	0.2
Norway	1.3
Russian Federation	0.3
Sweden	0.2
Switzerland	0.5
United Kingdom	1.8
United States	91.7

100.0%

See Notes to Schedules of Portfolio Investments.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10-Year Note December Futures	Long	12/20/12	100	$13,348,438	$46,372
U.S. Treasury 30-Year Bond December Futures	Long	12/20/12	31	4,630,625	94,172
U.S. Treasury Ultra Bond December Futures	Short	12/20/12	(45)	(7,434,844)	(217,577)
U.S. Treasury 2-Year Note January Futures	Long	1/2/13	111	24,478,969	11,458
U.S. Treasury 5-Year Note January Futures	Long	1/2/13	28	3,489,719	14,384

Total					$(51,191)

Securities Sold Short (-2.1)%

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal National Mortgage Association—October TBA	3.50%	10/25/42	$(1,300,000)	$(1,376,375)	$(1,394,250)	$(17,875)
Federal National Mortgage Association—October TBA	4.00%	10/25/42	(7,300,000)	(7,826,156)	(7,864,610)	(38,454)
Federal National Mortgage Association—October TBA	5.50%	10/25/42	(700,000)	(768,797)	(767,375)	1,422

				$(9,971,328)	$(10,026,235)	$(54,907)

At September 30, 2012, the Fund’s open foreign currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Canadian Dollar	Royal Bank of Scotland	10/17/2012	579,500	569,985	589,428	(19,443)
British Pound	UBS Warburg	10/17/2012	391,500	607,762	632,080	(24,318)

				1,177,747	1,221,508	(43,761)

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
European Euro	UBS Warburg	10/22/2012	70,000	90,793	89,963	(830)
British Pound	UBS Warburg	10/17/2012	3,000	4,863	4,843	(20)

				95,656	94,806	(850)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (96.4%):
Aerospace & Defense (2.0%):
244,000	Kratos Defense & Security Solutions, Inc. *	$1,424,960
161,925	Orbital Sciences Corp. *	2,357,628
20,550	Triumph Group, Inc.	1,284,991

		5,067,579

Air Freight & Logistics (0.4%):
34,250	Hub Group, Inc., Class A *	1,016,540

Auto Components (1.3%):
80,975	Cooper Tire & Rubber Co.	1,553,100
105,861	Spartan Motors, Inc.	529,305
45,400	Tenneco, Inc. *	1,271,200

		3,353,605

Biotechnology (1.0%):
80,225	Alkermes plc *	1,664,668
25,725	BioMarin Pharmaceutical, Inc. *	1,035,946

		2,700,614

Building Products (1.0%):
112,650	USG Corp. *^	2,472,668

Capital Markets (0.6%):
131,675	American Capital, Ltd. *	1,493,195

Chemicals (3.4%):
60,525	Georgia Gulf Corp.	2,192,215
136,625	Huntsman Corp.	2,039,811
47,050	Intrepid Potash, Inc. *	1,010,634
26,275	LSB Industries, Inc. *	1,152,684
20,175	Minerals Technologies, Inc.	1,431,013
23,725	Scotts Miracle-Gro Co. (The) ^	1,031,326

		8,857,683

Commercial Banks (8.9%):
40,250	City Holding Co. ^	1,442,560
70,550	East West Bancorp, Inc.	1,490,016
128,150	F.N.B. Corp.	1,436,562
275,100	First Commonwealth Financial Corp.	1,939,455
186,975	First Niagara Financial Group, Inc.	1,512,628
136,375	FirstMerit Corp.	2,008,804
67,600	Hancock Holding Co.	2,092,220
42,945	Independent Bank Corp.	1,292,215
209,450	Old National Bancorp	2,850,614
291,800	Susquehanna Bancshares, Inc.	3,052,228
918,650	Synovus Financial Corp.	2,177,200
52,175	Wintrust Financial Corp.	1,960,215

		23,254,717

Commercial Services & Supplies (2.2%):
79,400	Avery Dennison Corp.	2,526,508
100,225	Deluxe Corp.	3,062,876

		5,589,384

Communications Equipment (1.7%):
49,450	Black Box Corp.	1,261,469
96,825	Finisar Corp. *^	1,384,597
96,574	Symmetricom, Inc. *	673,121
32,075	ViaSat, Inc. *^	1,198,964

		4,518,151

Computers & Peripherals (0.4%):
692,950	Quantum Corp. *	1,115,650

Construction & Engineering (1.5%):
94,575	Aegion Corp. *	1,812,057

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
87,275	Foster Wheeler AG *	$2,091,109

		3,903,166

Consumer Finance (0.4%):
26,675	Cash America International, Inc.	1,028,855

Diversified Consumer Services (0.5%):
101,200	Service Corp. International	1,362,152

Diversified Financial Services (1.0%):
125,200	PHH Corp. *^	2,547,820

Electric Utilities (4.0%):
63,850	Cleco Corp.	2,680,423
46,050	El Paso Electric Co.	1,577,213
107,150	IDACORP, Inc.	4,636,380
59,700	Portland General Electric Co.	1,614,288

		10,508,304

Electrical Equipment (2.0%):
59,625	General Cable Corp. *	1,751,783
131,275	GrafTech International, Ltd. *	1,180,162
30,450	Regal-Beloit Corp.	2,146,116

		5,078,061

Electronic Equipment, Instruments & Components (2.5%):
20,575	Anixter International, Inc.	1,182,240
60,542	CTS Corp.	609,658
51,825	Insight Enterprises, Inc. *	905,901
27,250	MTS Systems Corp.	1,459,237
36,975	Multi-Fineline Electronix, Inc. *	833,786
170,975	Sanmina-SCI Corp. *	1,451,578

		6,442,400

Energy Equipment & Services (2.6%):
842,675	Hercules Offshore, Inc. *	4,112,254
15,525	Oil States International, Inc. *	1,233,617
153,650	Pacific Drilling SA *	1,531,890

		6,877,761

Food & Staples Retailing (0.8%):
79,650	Pantry, Inc. (The) *	1,158,908
59,600	Spartan Stores, Inc.	912,476

		2,071,384

Food Products (1.4%):
71,075	Fresh Del Monte Produce, Inc.	1,819,520
33,975	TreeHouse Foods, Inc. *	1,783,687

		3,603,207

Gas Utilities (1.1%):
76,925	Atmos Energy Corp.	2,753,146

Health Care Equipment & Supplies (1.4%):
37,475	Alere, Inc. *	730,388
47,150	Meridian Bioscience, Inc. ^	904,337
77,100	Merit Medical Systems, Inc. *	1,151,103
12,350	Teleflex, Inc.	850,174

		3,636,002

Health Care Providers & Services (2.3%):
16,900	Community Health Systems, Inc. *	492,466
49,450	HealthSouth Corp. *	1,189,767
13,325	Magellan Health Services, Inc. *	687,703
101,400	Universal American Corp. *	936,936
37,675	Universal Health Services, Inc., Class B	1,722,878
15,300	WellCare Health Plans, Inc. *	865,215

		5,894,965

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (0.6%):
27,900	Vail Resorts, Inc.	$1,608,435

Household Durables (0.8%):
145,600	La-Z-Boy, Inc. *	2,130,128

Insurance (7.3%):
75,475	Alterra Capital Holdings, Ltd.	1,806,871
137,225	American Equity Investment Life Holding Co.	1,595,927
66,750	Argo Group International Holdings, Ltd.	2,162,032
399,875	CNO Financial Group, Inc.	3,858,794
106,225	First American Financial Corp.	2,301,896
61,450	Hanover Insurance Group, Inc. (The)	2,289,627
172,175	Maiden Holdings, Ltd.	1,530,636
62,725	National Financial Partners Corp. *	1,060,052
23,750	Platinum Underwriters Holdings, Ltd.	970,663
14,025	ProAssurance Corp.	1,268,421

		18,844,919

Internet Software & Services (0.6%):
51,350	j2 Global, Inc. ^	1,685,307

IT Services (1.1%):
44,125	CSG Systems International, Inc. *	992,371
153,550	SAIC, Inc.	1,848,742

		2,841,113

Leisure Equipment & Products (0.5%):
87,025	JAKKS Pacific, Inc. ^	1,267,954

Machinery (4.0%):
94,600	Altra Holdings, Inc.	1,721,720
81,300	Barnes Group, Inc.	2,033,313
96,025	Briggs & Stratton Corp.	1,792,787
34,800	EnPro Industries, Inc. *	1,253,148
24,025	Gardner Denver, Inc.	1,451,350
57,875	Navistar International Corp. *	1,220,584
49,250	Titan International, Inc. ^	869,755

		10,342,657

Media (3.3%):
84,025	Cinemark Holdings, Inc.	1,884,681
98,900	Lions Gate Entertainment Corp. *^	1,510,203
118,325	New York Times Co. (The), Class A *	1,154,852
211,925	Pandora Media, Inc. *^	2,320,579
222,450	World Wrestling Entertainment, Inc., Class A ^	1,790,722

		8,661,037

Metals & Mining (3.0%):
339,525	AK Steel Holding Corp. ^	1,629,720
91,975	Globe Specialty Metals, Inc.	1,399,859
254,925	Hecla Mining Co. ^	1,669,759
109,150	Horsehead Holding Corp. *	1,019,461
175,075	Stillwater Mining Co. *	2,064,134

		7,782,933

Multiline Retail (0.6%):
141,325	Body Central Corp. *	1,476,846

Oil, Gas & Consumable Fuels (4.6%):
139,175	Arch Coal, Inc. ^	880,978
25,125	Berry Petroleum Co., Class A ^	1,020,829
78,900	Energy XXI (Bermuda), Ltd.	2,757,555

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
68,875	EPL Oil & Gas, Inc. *	$1,397,474
223,050	Kodiak Oil & Gas Corp. *	2,087,748
56,000	McMoRan Exploration Co. *^	658,000
185,750	SandRidge Energy, Inc. *^	1,294,677
50,025	SemGroup Corp., Class A *	1,843,421

		11,940,682

Paper & Forest Products (0.9%):
109,225	KapStone Paper & Packaging Corp. *	2,445,548

Pharmaceuticals (1.7%):
34,900	Endo Health Solutions, Inc. *	1,107,028
53,550	MAP Pharmaceuticals, Inc. *^	833,774
21,250	Medicis Pharmaceutical Corp., Class A ^	919,487
54,600	ViroPharma, Inc. *	1,650,012

		4,510,301

Real Estate Investment Trusts (REITs) (9.5%):
164,325	American Realty Capital Trust, Inc.	1,927,532
164,875	Associated Estates Realty Corp.	2,499,505
96,975	First Potomac Realty Trust	1,249,038
319,825	Lexington Realty Trust ^	3,089,509
65,775	LTC Properties, Inc.	2,094,934
353,900	MFA Financial, Inc.	3,008,150
27,125	Mid-America Apartment Communities, Inc.	1,771,534
37,300	National Retail Properties, Inc. ^	1,137,650
61,325	Pebblebrook Hotel Trust	1,434,392
46,575	Potlatch Corp.	1,740,508
197,100	Strategic Hotels & Resorts, Inc. *	1,184,571
50,575	Sun Communities, Inc. ^	2,231,369
117,500	Sunstone Hotel Investors, Inc. *	1,292,500

		24,661,192

Road & Rail (0.5%):
48,075	Con-way, Inc.	1,315,813

Semiconductors & Semiconductor Equipment (3.5%):
54,700	Brooks Automation, Inc.	439,241
33,100	Cirrus Logic, Inc. *	1,270,709
129,600	Fairchild Semiconductor International, Inc. *	1,700,352
170,300	Intersil Corp., Class A	1,490,125
239,650	RF Micro Devices, Inc. *	946,617
106,675	Tessera Technologies, Inc.	1,459,314
368,800	TriQuint Semiconductor, Inc. *	1,862,440

		9,168,798

Software (0.8%):
97,125	Take-Two Interactive Software, Inc. *	1,013,014
36,775	Verint Systems, Inc. *^	1,009,106

		2,022,120

Specialty Retail (1.3%):
140,900	bebe Stores, Inc.	676,320
171,800	Hot Topic, Inc.	1,494,660
144,750	RadioShack Corp. ^	344,505
25,025	Rent-A-Center, Inc.	877,877

		3,393,362

Textiles, Apparel & Luxury Goods (3.9%):
255,225	Crocs, Inc. *	4,137,197
145,650	Jones Group, Inc. (The)	1,874,515
240,650	K-Swiss, Inc., Class A *^	825,430

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Federated Clover Small Value Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
57,000	True Religion Apparel, Inc.	$1,215,810
87,125	Vera Bradley, Inc. *^	2,077,931

		10,130,883

Thrifts & Mortgage Finance (2.6%):
130,750	Brookline Bancorp, Inc.	1,153,215
127,275	Flushing Financial Corp.	2,010,945
104,450	Northwest Bancshares, Inc.	1,277,423
82,175	Ocwen Financial Corp. *	2,252,417

		6,694,000

Tobacco (0.3%):
241,100	Alliance One International, Inc. *	778,753

Trading Companies & Distributors (0.6%):
49,250	United Rentals, Inc. *	1,610,968

Total Common Stocks (Cost $245,461,846)		250,460,758

Securities Held as Collateral for Securities on Loan (11.9%):
$30,959,434	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	30,959,434

Total Securities Held as Collateral for Securities on Loan (Cost $30,959,434)		30,959,434

Unaffiliated Investment Company (4.3%):
11,180,670	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	11,180,670

Total Unaffiliated Investment Company (Cost $11,180,670)		11,180,670

Total Investment Securities (Cost $287,601,950)(c) — 112.6%		292,600,862
Net other assets (liabilities) — (12.6)%		(32,725,336)

Net Assets — 100.0%		$259,875,526

Percentages indicated are based on net assets as of September 30, 2012.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $30,054,991.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(b)	The rate represents the effective yield at September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Bermuda	3.1%
Canada	1.2
Cayman Islands	0.6
Ireland (Republic of)	0.6
Luxembourg	0.6
United States	93.9

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (54.4%):
Aerospace & Defense (0.6%):
87,790	BAE Systems plc	$462,101
2,362	Gencorp, Inc. *^	22,415
13,450	Huntington Ingalls Industries, Inc. *	565,573
11,242	Raytheon Co.	642,593
16,510	Thales SA	568,516

		2,261,198

Air Freight & Logistics (0.3%):
22,400	Deutsche Post AG	437,882
2,960	FedEx Corp.	250,475
5,950	United Parcel Service, Inc., Class B	425,841

		1,114,198

Airlines (0.7%):
101,480	Deutsche Lufthansa AG, Registered Shares	1,378,252
503,880	International Consolidated Airlines Group SA *	1,214,776

		2,593,028

Auto Components (0.3%):
13,761	Compagnie Generale DES Establissements Michelin SCA, Class B	1,081,703

Automobiles (0.7%):
37,721	General Motors Co. *	858,153
243,000	Mazda Motor Corp. *	283,098
85,500	Nissan Motor Co., Ltd.	728,129
24,700	Toyota Motor Corp.	969,387

		2,838,767

Beverages (0.8%):
21,796	Coca-Cola Enterprises, Inc.	681,561
10,000	Diageo plc	281,529
18,621	Dr Pepper Snapple Group, Inc.	829,193
6,620	PepsiCo, Inc.	468,498
8,805	Pernod Ricard SA	989,355

		3,250,136

Biotechnology (0.7%):
28,023	Amgen, Inc.	2,362,899
197,140	Savient Pharmaceuticals, Inc. *^	490,879

		2,853,778

Building Products (0.2%):
27,925	Owens Corning, Inc. *	934,371

Capital Markets (1.2%):
13,620	Bank of New York Mellon Corp. (The)	308,084
2,000	BlackRock, Inc.	356,600
54,060	Credit Suisse Group AG, Registered Shares	1,150,084
116,417	Morgan Stanley	1,948,821
72,600	Nomura Holdings, Inc.	259,314
61,430	UBS AG, Registered Shares	749,964

		4,772,867

Chemicals (0.9%):
19,581	Akzo Nobel NV	1,109,023
30,000	Dow Chemical Co. (The)	868,800
7,800	E.I. du Pont de Nemours & Co.	392,106
3,954	Linde AG	681,622
10,000	LyondellBasell Industries NV, Class A	516,600

		3,568,151

Shares		Fair Value
Common Stocks, continued
Commercial Banks (3.3%):
21,841	Banco Santander SA *	$163,606
46,750	Barclays plc	162,712
23,990	BNP Paribas SA	1,146,480
14,922	CIT Group, Inc. *	587,778
117,280	Credit Agricole SA *	814,363
51,000	DBS Group Holdings, Ltd.	595,823
38,540	HSBC Holdings plc	357,572
90,552	HSBC Holdings plc	847,898
8,000	ICICI Bank, Ltd., Sponsored ADR	321,120
583,170	Intesa Sanpaolo	891,772
24,867	KB Financial Group, Inc.	878,362
459,810	Lloyds Banking Group plc *	289,678
5,000	M&T Bank Corp. ^	475,800
29,552	PNC Financial Services Group, Inc.	1,864,731
228,771	UniCredit SpA *	956,174
72,281	Wells Fargo & Co.	2,495,863

		12,849,732

Commercial Services & Supplies (0.1%):
193,420	Rentokil Initial plc	254,549

Communications Equipment (1.1%):
69,760	Brocade Communications Systems, Inc. *	412,630
151,249	Cisco Systems, Inc.	2,887,344
22,410	Research In Motion, Ltd. *^	168,075
106,830	Telefonaktiebolaget LM Ericsson, B Shares	974,744

		4,442,793

Computers & Peripherals (0.6%):
47,800	Dell, Inc.	471,308
100,060	Hewlett-Packard Co.	1,707,024

		2,178,332

Construction & Engineering (0.0%):
16,150	Carillion plc	70,858

Construction Materials (0.3%):
65,571	CRH plc	1,263,563

Consumer Finance (0.2%):
16,300	American Express Co.	926,818

Diversified Financial Services (1.9%):
75,870	Bank of America Corp.	669,932
1,251	Bond Street Holdings LLC, Class A *(a)	23,143
65,800	Citigroup, Inc.	2,152,976
3,379	Deutsche Boerse AG	187,109
230,108	ING Groep NV *	1,829,021
52,390	JPMorgan Chase & Co.	2,120,747
18,060	NYSE Euronext	445,179

		7,428,107

Diversified Telecommunication Services (1.4%):
25,820	AT&T, Inc.	973,414
20,048	Cable & Wireless Communications plc	11,694
4,000	CenturyLink, Inc.	161,600
12,890	China Telecom Corp., Ltd., Sponsored ADR ^	747,233
40,700	France Telecom SA	491,971
50,000	Frontier Communications Corp. ^	245,000
402,520	Singapore Telecommunications, Ltd.	1,048,129
42,208	Telefonica SA	562,758
84,310	Telstra Corp., Ltd.	341,962

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
39,471	Vivendi	$771,662

		5,355,423

Electric Utilities (2.0%):
15,930	American Electric Power Co., Inc.	699,964
20,167	Duke Energy Corp.	1,306,821
38,656	E.ON AG	918,555
12,512	Entergy Corp.	867,082
49,139	Exelon Corp.	1,748,366
13,200	FirstEnergy Corp.	582,120
11,750	NextEra Energy, Inc.	826,377
20,000	PPL Corp.	581,000
10,000	Southern Co. (The)	460,900

		7,991,185

Electrical Equipment (0.3%):
33,180	Alstom SA	1,167,690

Electronic Equipment, Instruments & Components (0.4%):
10,000	Corning, Inc.	131,500
41,590	Flextronics International, Ltd. *	249,540
36,231	TE Connectivity, Ltd.	1,232,216

		1,613,256

Energy Equipment & Services (1.7%):
57,191	Baker Hughes, Inc.	2,586,749
9,046	Ensco plc, Class A	493,550
37,360	Halliburton Co.	1,258,659
29,580	Noble Corp.	1,058,372
3,000	Schlumberger, Ltd.	216,990
21,324	Transocean, Ltd.	957,234
6,000	Weatherford International, Ltd. *	76,080

		6,647,634

Food & Staples Retailing (1.9%):
70,885	CVS Caremark Corp.	3,432,251
56,905	Kroger Co. (The)	1,339,544
238,470	Tesco plc	1,279,381
8,006	Wal-Mart Stores, Inc.	590,843
23,968	Walgreen Co.	873,394

		7,515,413

Food Products (0.8%):
25,676	General Mills, Inc.	1,023,189
50,306	Kraft Foods, Inc., Class A	2,080,153

		3,103,342

Gas Utilities (0.0%):
2,870	AGL Resources, Inc.	117,412

Health Care Equipment & Supplies (1.0%):
117,389	Boston Scientific Corp. *	673,813
70,394	Medtronic, Inc.	3,035,389

		3,709,202

Health Care Providers & Services (0.6%):
29,016	CIGNA Corp.	1,368,685
5,536	Community Health Systems, Inc. *	161,319
5,440	Quest Diagnostics, Inc.	345,059
8,942	WellPoint, Inc.	518,725

		2,393,788

Household Durables (0.1%):
18,737	Persimmon plc	230,143

Independent Power Producers & Energy Traders (0.2%):
30,629	NRG Energy, Inc.	655,154

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (1.2%):
108,120	General Electric Co.	$2,455,405
57,710	Koninklijke Philips Electronics NV	1,349,252
10,510	Siemens AG, Registered Shares	1,049,427

		4,854,084

Insurance (2.8%):
25,137	ACE, Ltd.	1,900,357
3,173	Alleghany Corp. *	1,094,495
52,879	American International Group, Inc. *	1,733,902
210,837	Aviva plc	1,089,328
63,383	AXA SA	947,018
3,604	CNO Financial Group, Inc.	34,779
20,186	MetLife, Inc.	695,609
5,680	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	887,425
19,114	QBE Insurance Group, Ltd.	255,824
16,200	Swiss Re AG	1,042,767
980	White Mountains Insurance Group, Ltd.	503,073
2,721	Zurich Insurance Group AG	677,722

		10,862,299

Internet Software & Services (0.3%):
1,324	Google, Inc., Class A *	998,958

Life Sciences Tools & Services (0.0%):
3,100	Lonza Group AG, Registered Shares ^	162,480

Machinery (0.5%):
1,650	Caterpillar, Inc.	141,966
3,788	Federal Signal Corp. *	23,940
26,810	Navistar International Corp. *^	565,423
21,216	Oshkosh Corp. *	581,955
10,135	Stanley Black & Decker, Inc.	772,794

		2,086,078

Marine (0.3%):
152	A.P. Moller - Maersk A/S, Class B	1,089,716

Media (3.6%):
78,472	British Sky Broadcasting Group plc	942,622
31,401	CBS Corp., Class B	1,140,798
3,910	Comcast Corp., Class A	139,861
60,652	Comcast Corp., Special Class A	2,110,690
42,450	News Corp., Class A	1,041,298
73,224	News Corp., Class B	1,815,955
51,150	Reed Elsevier NV	684,965
125,520	Reed Elsevier plc	1,201,575
34,468	Time Warner Cable, Inc.	3,276,528
20,910	Time Warner, Inc.	947,850
11,320	Viacom, Inc., Class B	606,639
7,300	Walt Disney Co. (The)	381,644

		14,290,425

Metals & Mining (0.7%):
3,000	AngloGold Ashanti, Ltd., Sponsored ADR	105,150
10,000	Barrick Gold Corp.	417,600
10,000	BHP Billiton plc	312,250
12,000	Freeport-McMoRan Copper & Gold, Inc.	474,960
5,000	Newmont Mining Corp.	280,050
1,000	Nucor Corp.	38,260
1,240	POSCO	405,037
5,000	Rio Tinto plc, Sponsored ADR ^	233,800

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
30,684	ThyssenKrupp AG	$653,231

		2,920,338

Multi-Utilities (1.2%):
13,270	Dominion Resources, Inc.	702,514
20,290	GDF Suez	454,653
28,020	PG&E Corp.	1,195,613
22,060	Public Service Enterprise Group, Inc.	709,891
11,070	Sempra Energy	713,904
3,650	TECO Energy, Inc.	64,751
27,390	Xcel Energy, Inc.	758,977

		4,600,303

Multiline Retail (0.6%):
14,360	Kohl’s Corp.	735,519
123,530	Marks & Spencer Group plc	712,634
14,770	Target Corp.	937,452

		2,385,605

Office Electronics (0.3%):
41,100	Konica Minolta Holdings, Inc.	315,754
133,263	Xerox Corp.	978,150

		1,293,904

Oil, Gas & Consumable Fuels (5.7%):
15,000	Alpha Natural Resources, Inc. *	98,550
15,880	Apache Corp.	1,373,144
234,941	BP plc	1,658,051
18,160	BP plc, Sponsored ADR	769,258
39,300	Canadian Oil Sands Trust	841,743
53,870	Chesapeake Energy Corp. ^	1,016,527
13,260	Chevron Corp.	1,545,585
8,650	ConocoPhillips	494,607
36,120	CONSOL Energy, Inc.	1,085,406
40,858	Eni SpA ^	896,364
10,000	Exxon Mobil Corp.	914,500
19,520	Galp Energia SGPS SA, B Shares	317,294
64,798	Marathon Oil Corp.	1,916,077
7,899	Marathon Petroleum Corp.	431,206
12,620	Murphy Oil Corp.	677,568
39,470	Nexen, Inc.	1,000,170
59,740	OAO Gazprom, Sponsored GDR	602,777
12,990	Petroleo Brasileiro SA, Sponsored ADR	286,689
50,597	Royal Dutch Shell plc, A Shares	1,752,328
360	Royal Dutch Shell plc, A Shares	12,466
28,988	Royal Dutch Shell plc, B Shares	1,030,924
10,000	Royal Dutch Shell plc, Sponsored ADR	694,100
3,300	Spectra Energy Corp.	96,888
87,900	Talisman Energy, Inc.	1,175,220
26,130	Total SA	1,299,527
5,600	Total SA, Sponsored ADR ^	280,560
7,728	WPX Energy, Inc. *	128,207

		22,395,736

Paper & Forest Products (0.7%):
4,354	Domtar Corp.	340,875
46,631	International Paper Co.	1,693,638
28,239	MeadWestvaco Corp.	864,113

		2,898,626

Personal Products (0.1%):
23,369	Avon Products, Inc.	372,736

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (5.2%):
5,970	Abbott Laboratories	$409,303
9,303	Eli Lilly & Co.	441,055
51,860	GlaxoSmithKline plc	1,196,145
13,897	Hospira, Inc. *	456,100
15,000	Johnson & Johnson Co.	1,033,650
140,864	Merck & Co., Inc.	6,352,967
8,050	Merck KGaA	993,438
2,560	Novartis AG, Registered Shares	156,738
144,891	Pfizer, Inc.	3,600,541
15,560	Roche Holding AG	2,907,620
17,890	Sanofi	1,528,152
15,000	Sanofi, Sponsored ADR	645,900
14,760	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	611,212

		20,332,821

Professional Services (0.3%):
1,970	Adecco SA, Registered Shares	94,070
24,750	Hays plc	30,908
34,470	Randstad Holding NV ^	1,148,678

		1,273,656

Real Estate Investment Trusts (REITs) (0.1%):
376	Alexander’s, Inc.	160,736
28,600	Westfield Retail Trust	85,481

		246,217

Real Estate Management & Development (0.1%):
13,131	Canary Wharf Group plc *(a)(b)	47,032
22,000	Cheung Kong Holdings, Ltd.	321,491
3,700	Forestar Group, Inc. *	61,642
8,240	Swire Pacific, Ltd., Class A	100,653
5,768	Swire Properties, Ltd.	17,807

		548,625

Semiconductors & Semiconductor Equipment (0.8%):
43,000	Intel Corp.	975,240
1,053	Samsung Electronics Co., Ltd.	1,267,883
262,000	Taiwan Semiconductor Manufacturing Co., Ltd.	799,125

		3,042,248

Software (1.8%):
123,182	Microsoft Corp.	3,668,360
6,417	Nintendo Co., Ltd.	807,122
20,510	Oracle Corp.	645,860
12,060	SAP AG	855,092
48,422	Symantec Corp. *	871,596

		6,848,030

Specialty Retail (0.3%):
4,890	Home Depot, Inc. (The)	295,209
235,580	Kingfisher plc	1,006,525

		1,301,734

Textiles, Apparel & Luxury Goods (0.0%):
394	Compagnie Financiere Richemont SA, Bearer Shares, Class A	23,631

Tobacco (1.7%):
34,078	Altria Group, Inc.	1,137,864
37,415	British American Tobacco plc	1,923,586
44,458	Imperial Tobacco Group plc	1,647,716
7,033	Lorillard, Inc.	818,993
7,967	Philip Morris International, Inc.	716,552

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Tobacco, continued
5,655	Reynolds American, Inc.	$245,088

		6,489,799

Trading Companies & Distributors (0.0%):
15,900	ITOCHU Corp.	161,103

Wireless Telecommunication Services (1.8%):
38,500	China Mobile, Ltd.	425,676
4,760	SK Telecom Co., Ltd., Sponsored ADR	69,210
287,910	Sprint Nextel Corp. *	1,589,263
70,000	Turkcell Iletisim Hizmetleri AS, Sponsored ADR *	1,059,800
1,338,339	Vodafone Group plc	3,808,515

		6,952,464

Total Common Stocks (Cost $202,213,450)		213,614,207

Preferred Stocks (0.1%):
Commercial Banks (0.0%):
6,800	GMAC Capital Trust I, Preferred Shares, Series 2, 0.51%, Callable 2/15/16 @ 25	170,748

Metals & Mining (0.1%):
10,480	Vale SA, Sponsored ADR, Preferred Shares, 0.46%	181,933

Total Preferred Stocks (Cost $458,948)		352,681

Convertible Preferred Stocks (0.6%):
Automobiles (0.1%):
6,000	General Motors Co., Series B, 0.59%	223,680

Commercial Banks (0.0%):
116	Wells Fargo & Co., Series L, Class A, 18.75%	143,550

Diversified Financial Services (0.2%):
800	Bank of America Corp., Series L, 18.13%	872,000

Insurance (0.1%):
4,200	MetLife, Inc., 0.94%	289,968

Metals & Mining (0.1%):
7,000	AngloGold Ashanti Holdings plc, 0.75%	291,130

Oil, Gas & Consumable Fuels (0.1%):
100	Chesapeake Energy Corp., Series A, 14.38%	92,375
3,500	SandRidge Energy, Inc., 3.50% (c)	381,500

		473,875

Real Estate Investment Trusts (REITs) (0.0%):
2,500	FelCor Lodging Trust, Inc., Series A, 1.51%	66,250

Total Convertible Preferred Stocks (Cost $2,227,688)		2,360,453

Convertible Bonds (0.4%):
Construction Materials (0.2%):
$ 455,000	Cemex SAB de C.V., 3.25%, 3/15/16	449,028
300,000	Cemex SAB de C.V., 3.75%, 3/15/18	296,063

		745,091

Principal Amount		Fair Value
Convertible Bonds, continued
Real Estate Investment Trusts (REITs) (0.1%):
$ 258,000	iStar Financial, Inc., 0.96%, 10/1/12 (d)	$256,065

Real Estate Management & Development (0.1%):
500,000	Forest City Enterprises, Inc., 4.25%, 8/15/18	523,125
44,281	Realogy Corp., Series A, 11.00%, 4/15/18 (e)	41,624

		564,749

Total Convertible Bonds (Cost $1,548,582)		1,565,905

Floating Rate Loans (1.7%):
Automobiles (0.2%):
691,250	Chrysler Group LLC, Tranche B Term Loan, 6.00%, 5/24/17 (d)	704,916

Electric Utilities (0.3%):
1,606,986	Texas Competitive Electric Holdings Co. LLC, 4.76%, 10/10/17 (d)	1,103,807

Independent Power Producers & Energy Traders (0.3%):
346,500	Dynegy Midwest Generation LLC, Term Loan B, 9.25%, 8/4/16 (d)	361,878
643,500	Dynegy Power LLC, Term Loan, 9.25%, 8/4/16 (d)	673,834

		1,035,712

Machinery (0.2%):
758,000	Navistar International Corp., 7.00%, 8/17/17 (d)	765,580

Media (0.5%):
54,032	Clear Channel Communications, Inc., Tranche C, 3.87%, 1/19/16 (d)	43,334
52,166	Clear Channel Communications, Inc., Delayed Draw Term Loan 2, 3.87%, 1/29/16 (d)	42,081
348,430	Clear Channel Communications, Inc., Tranche B, 3.87%, 1/29/16 (d)	284,647
1,000,000	Cumulus Media Holdings, Inc., 2nd Lien Term Loan, 7.50%, 9/16/18 (d)	1,009,000
33,000	Tribune Co., , 6/4/14 (d)(f)	24,832
528,000	Tribune Co., Tranche B Term Loan, , 6/4/14 (d)(f)	398,508

		1,802,402

Real Estate Investment Trusts (REITs) (0.1%):
18,305	iStar Financial, Inc., 5.00%, 6/28/13 (d)	18,331
526,000	iStar Financial, Inc., Term Loan A2, 7.00%, 6/30/14 (d)	525,122
11,514	iStar Financial, Inc., 5.25%, 3/19/16 (d)	11,551
53,000	iStar Financial, Inc., 7.00%, 3/19/17 (d)	53,795

		608,799

Real Estate Management & Development (0.0%):
50,000	Realogy Corp., 13.32%, 10/15/17 (d)	50,325

Software (0.1%):
490,523	Sophia LP / Sophia FInance, Inc., 6.25%, 7/31/18 (d)	495,796

Total Floating Rate Loans (Cost $6,673,011)		6,567,337

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligation (0.1%):
$ 462,835	Banc of America Large Loan, Inc., Series 2010, Class HLTN, 1.97%, 11/15/13 (d)(g)	$462,304

Total Collateralized Mortgage Obligation (Cost $438,736)		462,304

Corporate Bonds (10.3%):
Airlines (0.1%):
241,000	American Airlines, Inc., 7.50%, 3/15/16, Callable 3/15/13 @ 105.62 (f)	242,205

Auto Components (0.1%):
300,000	Goodyear Tire & Rubber Co., 8.25%, 8/15/20, Callable 8/15/15 @ 104.13	332,250

Automobiles (0.2%):
200,000	Chrysler GP / Chrysler CG Co. Issuer, 8.00%, 6/15/19, Callable 6/15/15 @ 104	212,000
400,000	Chrysler GP / Chrysler CG Co. Issuer, 8.25%, 6/15/21, Callable 6/15/15 @ 104.13 ^	426,000

		638,000

Beverages (0.2%):
1,000,000	Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19, Callable 8/15/15 @ 107.12 (g)	965,000

Chemicals (0.1%):
100,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.88%, 2/1/18, Callable 2/1/14 @ 104.44	102,750
100,000	Kerling plc, 10.63%, 2/1/17, Callable 2/1/14 @ 105.31 (g)	121,744

		224,494

Commercial Banks (0.1%):
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100 (d)	283,933

Communications Equipment (0.1%):
500,000	ViaSat, Inc., 6.88%, 6/15/20, Callable 6/15/16 @ 103.44	515,000

Containers & Packaging (0.0%):
50,000	Berry Plastics Corp., 9.75%, 1/15/21, Callable 1/15/16 @ 104.88 ^	57,000

Electronic Equipment, Instruments & Components (0.1%):
500,000	Sanmina-SCI Corp., 7.00%, 5/15/19, Callable 5/15/14 @ 105.25 ^(g)	505,000

Food & Staples Retailing (0.2%):
100,000	Dean Foods Co., 9.75%, 12/15/18, Callable 12/15/14 @ 104.88	114,000
300,000	JBS USA LLC / JBS USA Finance Corp., 8.25%, 2/1/20, Callable 2/1/15 @ 106.19 (g)	299,250
161,000	JBS USA LLC / JBS USA Finance Corp., 7.25%, 6/1/21, Callable 6/1/15 @ 105.44 (g)	151,340
135,000	SuperValu, Inc., 8.00%, 5/1/16	120,488

		685,078

Principal Amount		Fair Value
Corporate Bonds, continued
Food Products (0.2%):
$ 368,000	Del Monte Corp., 7.63%, 2/15/19, Callable 2/15/14 @ 103.81	$378,580
300,000	Smithfield Foods, Inc., 6.63%, 8/15/22, Callable 8/15/17 @ 103.31	311,250

		689,830

Health Care Providers & Services (0.6%):
399,000	HCA, Inc., 6.50%, 2/15/16	438,900
800,000	HCA, Inc., 7.50%, 2/15/22	906,000
500,000	Tenet Healthcare Corp., 9.25%, 2/1/15 ^	562,500
50,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 8.00%, 2/1/18, Callable 2/1/14 @ 104	53,375
300,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 7.75%, 2/1/19, Callable 2/1/14 @ 105.81	319,125

		2,279,900

Hotels, Restaurants & Leisure (0.8%):
500,000	Caesars Operating Escrow LLC, 9.00%, 2/15/20, Callable 2/15/16 @ 104.50 #(g)	505,000
100,000	CityCenter Holdings LLC / CityCenter Finance Corp., 7.63%, 1/15/16, Callable 1/15/14 @ 103.81	106,750
472,185	CityCenter Holdings LLC / CityCenter Finance Corp., PIK, 10.75%, 1/15/17, Callable 1/15/14 @ 105.38 ^	504,057
500,000	ClubCorp Club Operations, Inc., 10.00%, 12/1/18, Callable 12/1/14 @ 105	548,750
500,000	Landry’s, Inc., 9.38%, 5/1/20, Callable 5/1/15 @ 107.03 (g)	527,500
500,000	MGM Resorts International, 10.00%, 11/1/16	572,500
200,000	MGM Resorts International, 6.75%, 10/1/20 (g)	200,000

		2,964,557

Household Products (0.4%):
300,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 7.88%, 8/15/19, Callable 8/15/15 @ 103.94	324,000
200,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 9.88%, 8/15/19, Callable 8/15/15 @ 104.94	212,750
500,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 5.75%, 10/15/20, Callable 10/15/15 @ 104.31 (g)	500,000
600,000	Reynolds Group Issuer LLC / Reynolds Group Issuer, Inc., 8.25%, 2/15/21, Callable 2/15/16 @ 104.13 (e)	595,500

		1,632,250

Independent Power Producers & Energy Traders (0.8%):
200,000	Calpine Corp., 7.88%, 7/31/20, Callable 7/31/15 @ 103.94 (g)	218,500
250,000	Calpine Corp., 7.50%, 2/15/21, Callable 11/1/15 @ 103.75 (g)	270,000

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Independent Power Producers & Energy Traders, continued
$ 500,000	Calpine Corp., 7.88%, 1/15/23, Callable 1/15/17 @ 103.94 (g)	$552,500
410,000	Dynegy Holdings, Inc., 7.50%, 6/1/15 (b)(f)	233,700
50,000	Dynegy Holdings, Inc., 8.38%, 5/1/16 (b)(f)	28,500
170,000	Dynegy Holdings, Inc., 7.75%, 6/1/19 (b)(f)	96,050
293,000	Energy Future Intermediate Holding Co. LLC / Energy Future Finance Corp., 11.75%, 3/1/22, Callable 3/1/17 @ 105.88	311,312
245,000	Genon Energy, Inc., 7.63%, 6/15/14	261,538
115,000	RRI Energy, Inc., 7.88%, 6/15/17	122,475
1,312,000	Texas Competitive Electric Holdings Co. LLC, Series A, 10.25%, 11/1/15, Callable 11/5/12 @ 102.56 (f)	354,240
906,000	Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/1/20, Callable 4/1/16 @ 105.75 (g)	708,945
134,000	Texas Competitive Electric Holdings Co. LLC, Series B, 15.00%, 4/1/21, Callable 10/1/15 @ 107.50	49,580
13,256	Texas Competitive Electric Holdings Co. LLC, PIK, 10.50%, 11/1/16, Callable 11/1/12 @ 105.25 (f)	3,115

		3,210,455

IT Services (0.1%):
200,000	SRA International, Inc., 11.00%, 10/1/19, Callable 10/1/15 @ 105.50	203,000

Machinery (0.3%):
245,000	Aviation Capital Group Corp., 6.75%, 4/6/21 (g)	249,753
400,000	Manitowoc Co., Inc., 9.50%, 2/15/18, Callable 2/15/14 @ 104.75	448,000
300,000	Navistar International Corp., 8.25%, 11/1/21, Callable 11/1/14 @ 104.13 ^	284,625
100,000	RBS Global & Rexnord Corp., 8.50%, 5/1/18, Callable 5/1/14 @ 104.25	110,250

		1,092,628

Media (1.1%):
325,000	Cablevision Systems Corp., 8.63%, 9/15/17	377,812
100,000	Cablevision Systems Corp., 7.75%, 4/15/18	110,750
100,000	Cablevision Systems Corp., 8.00%, 4/15/20	111,500
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19, Callable 1/15/14 @ 105.25	1,082,500
500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, Callable 4/30/15 @ 104.88	535,000
50,000	Cequel Communications Holdings I LLC, 8.63%, 11/15/17, Callable 11/15/12 @ 106.47 (g)	53,375
800,000	Clear Channel Communications, Inc., 9.00%, 3/1/21, Callable 3/1/16 @ 104.50	716,000

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 112,000	Clear Channel Communications, Inc., PIK, 11.00%, 8/1/16, Callable 11/5/12 @ 105.50	$78,400
900,000	CSC Holdings LLC, 6.75%, 11/15/21 (g)	992,250
200,000	Visant Corp., 10.00%, 10/1/17, Callable 10/1/13 @ 107.50	198,000

		4,255,587

Metals & Mining (0.3%):
500,000	Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19, Callable 7/15/15 @ 104.63	527,500
500,000	Molycorp, Inc., 10.00%, 6/1/20, Callable 6/1/16 @ 105 ^(g)	495,000

		1,022,500

Multi-Utilities (0.0%):
41,000	Energy Future Intermediate Holding Co. LLC / Energy Future Finance Corp., 11.00%, 10/1/21, Callable 5/15/16 @ 105.50	41,205

Office Electronics (0.4%):
250,000	CDW LLC / CDW Finance Corp., 12.54%, 10/12/17, Callable 10/15/12 @ 106.27	266,875
1,200,000	CDW LLC / CDW Finance Corp., 8.50%, 4/1/19, Callable 4/1/15 @ 104.25	1,305,000

		1,571,875

Oil, Gas & Consumable Fuels (1.8%):
100,000	Antero Resources Finance Corp., 9.38%, 12/1/17, Callable 12/1/13 @ 104.69	110,500
300,000	Antero Resources Finance Corp., 7.25%, 8/1/19, Callable 8/1/14 @ 105.44	324,750
250,000	Arch Coal, Inc., 7.00%, 6/15/19, Callable 6/15/15 @ 103.50 ^	210,000
750,000	Arch Coal, Inc., 7.25%, 6/15/21, Callable 6/15/16 @ 103.63 ^	626,250
500,000	Bill Barrett Corp., 7.00%, 10/15/22, Callable 10/15/17 @ 103.50	513,750
345,000	Chesapeake Energy Corp., 6.50%, 8/15/17	359,662
200,000	Chesapeake Energy Corp., 6.88%, 8/15/18, Callable 8/15/13 @ 105.16	208,000
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	215,000
350,000	Chesapeake Energy Corp., 6.78%, 3/15/19, Callable 11/15/12 @ 100 ^	350,875
500,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17, Callable 12/15/14 @ 104.63	561,250
500,000	Everest Acquisition LLC / Everest Acquisition Finance, Inc., 9.38%, 5/1/20, Callable 5/1/16 @ 104.69 (g)	545,000
400,000	EXCO Resources, Inc., 7.50%, 9/15/18, Callable 9/15/14 @ 103.75	374,000

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$ 500,000	Halcon Resources Corp., 9.75%, 7/15/20, Callable 7/15/16 @ 104.88 (g)	$511,250
100,000	Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 4/15/15 @ 104.31	109,500
100,000	Peabody Energy Corp., 6.25%, 11/15/21 (g)	99,500
900,000	Samson Investment Co., 9.75%, 2/15/20, Callable 2/15/16 @ 104.88 (g)	927,000
65,000	SandRidge Energy, Inc., 8.00%, 6/1/18, Callable 6/1/13 @ 104 (g)	68,250
500,000	SandRidge Energy, Inc., 8.75%, 1/15/20, Callable 1/15/15 @ 104.38	541,250
400,000	W&T Offshore, Inc., 8.50%, 6/15/19, Callable 6/15/15 @ 104.25 ^	436,000

		7,091,787

Pharmaceuticals (0.0%):
100,000	Grifols, Inc., 8.25%, 2/1/18, Callable 2/1/14 @ 106.19	110,500

Professional Services (0.0%):
100,000	United Rentals (North America), Inc., 8.38%, 9/15/20, Callable 9/15/15 @ 104.19 ^	107,000

Real Estate Management & Development (0.0%):
48,000	Realogy Corp., 11.50%, 4/15/17, Callable 4/15/13 @ 105.75 (e)	51,480
39,000	Realogy Corp., 7.88%, 2/15/19, Callable 2/15/15 @ 103.94 ^	40,950
10,000	Realogy Corp., 9.00%, 1/15/20, Callable 1/15/16 @ 104.50 ^	11,025

		103,455

Semiconductors & Semiconductor Equipment (0.3%):
271,000	Freescale Semiconductor, Inc., 9.25%, 4/15/18, Callable 4/15/14 @ 104.63 (g)	294,713
510,000	Freescale Semiconductor, Inc., 8.05%, 2/1/20, Callable 6/1/15 @ 104.03	502,350
480,000	Freescale Semiconductor, Inc., 10.75%, 8/1/20, Callable 8/1/15 @ 105.38	519,600

		1,316,663

Software (0.7%):
208,808	First Data Corp., 10.55%, 9/24/15, Callable 11/5/12 @ 102.64	213,767
1,047,000	First Data Corp., 11.25%, 3/31/16, Callable 11/5/12 @ 102.81 ^	1,015,590
389,000	First Data Corp., 8.25%, 1/15/21, Callable 1/15/16 @ 104.13 (g)	388,027
600,000	First Data Corp., 12.63%, 1/15/21, Callable 1/15/16 @ 112.62	621,750
105,000	First Data Corp., PIK, 9.88%, 9/24/15, Callable 11/5/12 @ 102.47	107,100
141,000	First Data Corp., PIK, 8.75%, 1/15/22, Callable 1/15/16 @ 104.38 (g)	142,058
200,000	Lawson Software, Inc., 9.38%, 4/1/19, Callable 4/1/15 @ 107.03 (g)	222,000

		2,710,292

Principal Amount		Fair Value
Corporate Bonds, continued
Sovereign Bonds (0.2%):
6,330,000	Swedish Treasury Bill, 0.83%, 3/20/13 (h)	$959,950

Specialty Retail (0.1%):
400,000	Academy, Ltd., 9.25%, 8/1/19, Callable 8/1/14 @ 106.94 (g)	439,500

Thrifts & Mortgage Finance (0.2%):
900,000	Nuveen Investments, Inc., 9.50%, 10/15/20, Callable 10/15/16 @ 104.75 (g)	895,500

Trading Companies & Distributors (0.1%):
500,000	HD Supply, Inc., 8.13%, 4/15/19, Callable 4/15/15 @ 106.09 (g)	542,500

Wireless Telecommunication Services (0.7%):
100,000	CommScope, Inc., 8.25%, 1/15/19, Callable 1/15/15 @ 104.13 (g)	108,000
500,000	Cricket Communications, Inc., 7.75%, 10/15/20, Callable 10/15/15 @ 103.88 ^	487,500
100,000	Frontier Communications Corp., 8.50%, 4/15/20	113,000
700,000	Sprint Nextel Corp., 9.13%, 3/1/17	792,750
500,000	Sprint Nextel Corp., 9.00%, 11/15/18 (g)	600,000
500,000	Sprint Nextel Corp., 11.50%, 11/15/21	626,250

		2,727,500

Total Corporate Bonds (Cost $39,237,028)		40,416,394

Foreign Bonds (17.2%):
Chemicals (0.2%):
450,000	Kinove German Bondco GmbH, 10.00%, 6/15/18, Callable 6/15/14 @ 107.50 +(g)	631,690

Commercial Banks (1.4%):
270,000	Bank Negara Monetary Notes, Series 8011, 2.79%, 10/18/12 +(h)	88,268
1,550,000	Bank Negara Monetary Notes, Series 0912, 2.79%, 11/1/12 +(h)	506,172
330,000	Bank Negara Monetary Notes, Series 1812, 2.98%, 11/22/12 +(h)	107,576
150,000	Bank Negara Monetary Notes, Series 4012, 2.95%, 12/4/12 +(h)	48,843
425,000	Bank Negara Monetary Notes, Series 4212, 2.99%, 12/11/12 +(h)	138,324
1,317,000	Bank Negara Monetary Notes, Series 1012, 2.80%, 12/20/12 +(h)	428,321
50,000	Bank Negara Monetary Notes, Series 4612, 2.97%, 12/27/12 +(h)	16,254
354,000	Bank Negara Monetary Notes, Series 0212, 2.82%, 1/10/13 +(h)	114,937
445,000	Bank Negara Monetary Notes, Series 2212, 2.86%, 1/15/13 +(h)	144,423
365,000	Bank Negara Monetary Notes, Series 0512, 2.84%, 1/17/13 +(h)	118,440
10,000	Bank Negara Monetary Notes, Series 5312, 2.85%, 1/22/13 +(h)	3,243
465,000	Bank Negara Monetary Notes, Series 1112, 2.84%, 2/19/13 +(h)	150,491

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Foreign Bonds, continued
Commercial Banks, continued
590,000	Bank Negara Monetary Notes, Series 1412, 2.82%, 2/26/13 +(h)	$190,836
50,000	Bank Negara Monetary Notes, Series 6512, 2.84%, 3/7/13 +(h)	16,158
5,000	Bank Negara Monetary Notes, Series 6812, 2.96%, 3/12/13 +(h)	1,615
220,000	Bank Negara Monetary Notes, Series 6912, 2.83%, 3/14/13 +(h)	71,067
200,000	Bank Negara Monetary Notes, Series 3912, 2.86%, 5/2/13 +(h)	64,347
1,650,000	Bank Negara Monetary Notes, Series 4512, 2.85%, 5/23/13 +(h)	530,002
930,000	Bank Negara Monetary Notes, Series 5012, 2.83%, 6/11/13 +(h)	298,321
1,340,000	Bank Negara Monetary Notes, Series 5112, 2.88%, 6/18/13 +(h)	429,613
1,135,000	Bank Negara Monetary Notes, Series 5212, 2.85%, 6/20/13 +(h)	363,834
340,000	Bank Negara Monetary Notes, Series 5712, 2.84%, 7/11/13 +(h)	108,819
340,000	Bank Negara Monetary Notes, Series 5912, 2.83%, 7/25/13 +(h)	108,707
860,000	Bank Negara Monetary Notes, Series 6612, 2.83%, 8/6/13 +(h)	275,885
1,065,000	Bank Negara Monetary Notes, Series 7012, 2.83%, 8/15/13 +(h)	339,976
460,000	Bank Negara Monetary Notes, Series 7112, 2.83%, 8/27/13 +(h)	146,674
10,000	Bank Negara Monetary Notes, Series 7512, 2.86%, 9/5/13 +(h)	3,187
10,000	Bank Negara Monetary Notes, Series 7812, 2.86%, 9/17/13 +(h)	3,184
130,000	Bank Negara Monetary Notes, Series 8112, 2.86%, 9/26/13 +(h)	41,344
250,000	Boparan Finance plc, 9.75%, 4/30/18, Callable 4/30/14 @ 107.31 +(g)	338,893
250,000	Boparan Finance plc, 9.88%, 4/30/18, Callable 4/30/14 @ 107.41 +(g)	427,868

		5,625,622

Sovereign Bonds (15.6%):
25,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/13 +(i)	28,329
365,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/15 +(i)	433,889
1,200,000	Brazil Nota do Tesouro Nacional, Series NTNF, 0.00%, 1/1/17 +(i)	626,169
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/45 +(i)	195,228
8,900,000	Hungary Government Bond, Series 13/D, 6.75%, 2/12/13 +	40,082
7,100,000	Hungary Government Bond, Series 13/E, 7.50%, 10/24/13 +	32,345
17,300,000	Hungary Government Bond, Series 14/C, 5.50%, 2/12/14 +	77,086
50,000,000	Hungary Government Bond, Series 14/D, 6.75%, 8/22/14 +	226,853
7,800,000	Hungary Government Bond, Series 15/A, 8.00%, 2/12/15 +	36,153
1,300,000	Hungary Government Bond, Series 15/C, 7.75%, 8/24/15 +	5,995

Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
12,500,000	Hungary Government Bond, Series 16/C, 5.50%, 2/12/16 +	$54,379
11,200,000	Hungary Government Bond, Series 17/B, 6.75%, 2/24/17 +	50,343
50,000,000	Hungary Government Bond, Series 17/A, 6.75%, 11/24/17 +	224,383
11,000,000	Hungary Government Bond, Series 19/A, 6.50%, 6/24/19 +	48,183
800,000	Hungary Government Bond, Series 20/A, 7.50%, 11/12/20 +	3,655
7,000,000	Hungary Government Bond, Series 22/A, 7.00%, 6/24/22 +	30,967
3,700,000	Hungary Treasury Bill, Series 12M, 6.77%, 7/24/13 +(h)	15,832
3,400,000,000	Indonesia Government, Series FR49, 9.00%, 9/15/13 +	368,139
5,300,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21 +	807,230
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24 +	438,469
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28 +	462,469
973,000	Ireland Treasury Bill, 5.50%, 10/18/17 +	1,345,033
207,000	Irish Government, 4.60%, 4/18/16 +	277,550
246,000	Irish Government, 4.50%, 10/18/18 +	314,404
597,000	Irish Government, 4.40%, 6/18/19 +	746,006
1,175,000	Irish Government, 5.90%, 10/18/19 +	1,590,223
552,000	Irish Government, 4.50%, 4/18/20 +	682,313
1,821,000	Irish Government, 5.00%, 10/18/20 +	2,320,619
710,000	Irish Government, 5.40%, 3/13/25 +	906,130
800,000	Israel Fixed Bond, Series 0313, 5.00%, 3/31/13 +	212,189
4,727,000	Israel Fixed Bond, Series 0913, 3.50%, 9/30/13 +	1,284,784
1,770,000	Kommuninvest I Sverige AB, Series K1210, 1.75%, 10/8/12, MTN +	269,566
80,190,000	Korea Monetary Stab Bond, Series 1218, 3.21%, 12/18/12 +(h)	72,214
32,080,000	Korea Monetary Stab Bond, Series 1304, 3.83%, 4/2/13 +	29,009
321,000,000	Korea Monetary Stab Bond, Series 1305, 3.38%, 5/9/13 +	289,774
51,330,000	Korea Monetary Stab Bond, Series 1306, 3.76%, 6/2/13 +	46,471
219,960,000	Korea Monetary Stab Bond, Series 1305, 3.28%, 6/9/13 +	198,530
1,496,240,000	Korea Monetary Stab Bond, Series 1308, 3.90%, 8/2/13 +	1,358,286
89,820,000	Korea Monetary Stab Bond, Series 1310, 3.59%, 10/2/13 +	81,426
153,970,000	Korea Monetary Stab Bond, Series 1312, 3.48%, 12/2/13 +	139,580
211,700,000	Korea Monetary Stab Bond, Series 1402, 3.47%, 2/2/14 +	192,093
311,140,000	Korea Monetary Stab Bond, Series 1404, 3.59%, 4/2/14 +	283,067
368,910,000	Korea Monetary Stab Bond, Series 1406, 3.28%, 6/2/14 +	334,364
1,808,000,000	Korea Treasury Bond, Series 1212, 4.25%, 12/10/12 +	1,631,110

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Foreign Bonds, continued
104,000,000	Korea Treasury Bond, Series 1303, 5.25%, 3/10/13 +	$94,561
4,318,710,000	Korea Treasury Bond, Series 1306, 3.75%, 6/10/13 +	3,910,436
4,230,780,000	Korea Treasury Bond, Series 1312, 3.00%, 12/10/13 +	3,814,985
60,000	Malaysia Treasury Bill, Series 364, 2.85%, 1/25/13 +(h)	19,457
100,000	Malaysia Treasury Bill, Series 1312, 2.83%, 3/22/13 +(h)	32,277
10,000	Malaysia Treasury Bill, Series 364, 2.86%, 5/3/13 +(h)	3,217
100,000	Malaysia Treasury Bill, Series 364, 2.83%, 5/31/13 +(h)	32,102
5,010,000	Malaysian Government, Series 3-03, 3.70%, 2/25/13 +	1,644,407
700,000	Malaysian Government, Series 0507, 3.70%, 5/15/13 +	230,111
2,090,000	Malaysian Government, Series 0509, 3.21%, 5/31/13 +	685,056
1,240,000	Malaysian Government, Series 0108, 3.46%, 7/31/13 +	407,424
10,000	Malaysian Government, Series 4/98, 8.00%, 10/30/13 +	3,446
1,205,000	Malaysian Government, Series 2/04, 5.09%, 4/30/14 +	406,774
120,000	Malaysian Government, Series 0211, 3.43%, 8/15/14 +	39,530
681,776	Mexican Udibonos, 4.50%, 12/18/14 +(d)	57,664
1,739,273	Mexican Udibonos, 5.00%, 6/16/16 +(d)	156,683
1,479,824	Mexican Udibonos, 3.50%, 12/14/17 +(d)	130,705
893,660	Mexican Udibonos, 4.00%, 6/13/19 +(d)	82,901
2,750,000	Mexico Bonos Desarr, Series MI10, 9.00%, 12/20/12 +(d)(j)	215,752
16,076,000	Mexico Bonos Desarr, Series M, 9.00%, 6/20/13 +(d)(j)	1,287,517
20,009,000	Mexico Bonos Desarr, Series MI10, 8.00%, 12/19/13 +(d)(j)	1,616,273
2,060,000	Mexico Bonos Desarr, Series M, 7.00%, 6/19/14 +(d)(j)	166,289
1,450,000	Mexico Bonos Desarr, Series MI10, 9.50%, 12/18/14 +(d)(j)	123,956
1,620,000	New South Wales Treasury Corp., Series 813, 5.50%, 8/1/13 +	1,716,629
10,350,000	Norwegian Treasury Bill, 1.49%, 3/20/13 +(h)	1,793,371
3,760,000	Philippine Government International Bond, Series 3-19, 5.25%, 1/7/13 +	91,231
10,730,000	Philippine Government International Bond, Series 7-43, 8.75%, 3/3/13 +	265,701
2,230,000	Philippine Government International Bond, Series 5-67, 6.25%, 1/27/14 +	56,595
3,030,000	Philippine Government International Bond, Series 7-48, 7.00%, 1/27/16 +	80,432
1,830,000	Philippine Government International Bond, Series 1042, 9.13%, 9/4/16 +	51,697
120,000	Philippine Treasury Bill, 1.92%, 10/17/12 +(h)	2,877

Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
480,000	Philippine Treasury Bill, 1.68%, 10/31/12 +(h)	$11,501
530,000	Philippine Treasury Bill, 1.73%, 1/9/13 +(h)	12,676
1,880,000	Philippine Treasury Bill, 1.32%, 2/20/13 +(h)	44,883
4,670,000	Philippine Treasury Bill, 2.15%, 3/6/13 +(h)	111,361
1,540,000	Philippine Treasury Bill, 2.19%, 3/20/13 +(h)	36,712
200,000	Philippine Treasury Bill, 2.07%, 4/17/13 +(h)	4,758
80,000	Philippine Treasury Bill, 2.07%, 5/2/13 +(h)	1,898
70,000	Philippine Treasury Bill, 1.91%, 5/15/13 +(h)	1,661
1,460,000	Philippine Treasury Bill, 1.60%, 7/24/13 +(h)	34,589
1,990,000	Philippine Treasury Bill, 1.69%, 8/22/13 +(h)	47,029
3,380,000	Philippine Treasury Bill, 1.73%, 9/4/13 +(h)	79,433
1,394,000	Poland Government Bond, Series 1012, 10/25/12 +	434,205
6,848,000	Poland Government Bond, Series 0113, 4.83%, 1/25/13 +(h)	2,111,420
2,450,000	Poland Government Bond, Series 0413, 5.25%, 4/25/13 +	769,403
2,289,000	Poland Government Bond, Series 0713, , 7/25/13 +	692,033
6,625,000	Poland Government Bond, Series 1013, 5.00%, 10/24/13 +	2,088,599
1,710,000	Poland Government Bond, Series 0114, 4.41%, 1/25/14 +(h)	506,570
4,220,000	Poland Government Bond, Series 0414, 5.75%, 4/25/14 +	1,351,222
470,000	Poland Government Bond, Series 0714, 4.15%, 7/25/14 +(h)	136,634
390,000	Poland Government Bond, Series 0415, 5.50%, 4/25/15 +	125,887
1,160,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15 +	384,215
780,000	Queensland Treasury Corp., Series 13, 6.00%, 8/14/13 +	830,918
1,615,000	Queensland Treasury Corp., 6.00%, 8/21/13 +	1,720,466
180,000	Republic of Hungary, 4.38%, 7/4/17 +	218,224
260,000	Republic of Hungary, 5.75%, 6/11/18 +	330,109
70,000	Republic of Hungary, 6.00%, 1/11/19 +	89,495
180,000	Singapore Government, 2.50%, 10/1/12 +	146,711
680,000	Singapore Government, 1.63%, 4/1/13 +	557,845
2,000,000	Singapore Government, 0.25%, 2/1/14 +	1,629,313
480,000	Singapore Treasury Bill, Series 91, 0.20%, 10/11/12 +(h)	391,203

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Foreign Bonds, continued
143,000	Singapore Treasury Bill, Series 91, 0.18%, 10/25/12 +(h)	$116,532
240,000	Singapore Treasury Bill, Series 366, 0.18%, 11/1/12 +(h)	195,568
480,000	Singapore Treasury Bill, Series 182, 0.23%, 1/10/13 +(h)	390,866
207,000	Singapore Treasury Bill, Series 182, 0.19%, 1/24/13 +(h)	168,541
190,000	Singapore Treasury Bill, Series 365, 0.24%, 5/2/13 +(h)	154,584
20,555,000	Swedish Government Bond, Series 1046, 5.50%, 10/8/12 +	3,132,459
14,870,000	Swedish Government Bond, Series 1055, 1.50%, 8/30/13 +	2,281,045
6,650,000	Swedish Government Bond, Series 1041, 6.75%, 5/5/14 +	1,109,326
2,660,000	Swedish Treasury Bill, 0.88%, 12/19/12 +(h)	404,250
100,000	Ukraine Government, 4.95%, 10/13/15 +(g)	118,211
385,000	Western Australian Treasury Corp., Series 13, 8.00%, 6/15/13 +	413,649

		61,416,979

Wireless Telecommunication Services (0.0%):
104,000	Wind Acquisition Finance SA, 7.38%, 2/15/18, Callable 11/15/13 @ 107.41 +	123,607

Total Foreign Bonds (Cost $66,682,841)		67,797,898

Yankee Dollars (3.3%):
Chemicals (0.1%):
300,000	Ineos Finance plc, 8.38%, 2/15/19, Callable 2/15/15 @ 106.28 (g)	315,750

Construction & Engineering (0.2%):
400,000	Abengoa Finance SAU, 8.88%, 11/1/17 (g)	370,000
280,000	Cemex SAB de C.V., 9.00%, 1/11/18, Callable 1/11/15 @ 104.50 (g)	280,000

		650,000

Energy Equipment & Services (0.2%):
500,000	CGGVeritas, 6.50%, 6/1/21, Callable 6/1/16 @ 103.25	515,000
111,000	Expro Finance Luxembourg, 8.50%, 12/15/16, Callable 12/15/13 @ 104.25 (g)	114,330

		629,330

Metals & Mining (0.3%):
500,000	FMG Resources Pty, Ltd., 6.88%, 2/1/18, Callable 2/1/14 @ 105.16 (g)	465,000
250,000	FMG Resources Pty, Ltd., 8.25%, 11/1/19, Callable 11/1/15 @ 104.13 ^(g)	242,500
400,000	Inmet Mining Corp., 8.75%, 6/1/20, Callable 6/1/16 @ 104.38 (g)	414,000

		1,121,500

Oil, Gas & Consumable Fuels (0.2%):
500,000	Offshore Group Investment, Ltd., 11.50%, 8/1/15, Callable 2/1/13 @ 100	552,500

Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$500,000	OGX Austria GmbH, 8.50%, 6/1/18, Callable 6/1/15 @ 104.25 (g)	$450,000

		1,002,500

Road & Rail (0.2%):
275,000	CEVA Group plc, 8.38%, 12/1/17, Callable 12/1/13 @ 106.28 (g)	265,031
100,000	CEVA Group plc, 11.50%, 4/1/18, Callable 4/1/14 @ 105.75 (g)	88,000
500,000	CEVA Group plc, 12.75%, 3/31/20, Callable 3/31/15 @ 109.56 (g)	395,000

		748,031

Sovereign Bonds (1.7%):
200,000	Financing of Infrastructure, 7.40%, 4/20/18 (g)	176,000
1,077,000	Republic of Hungary, 6.25%, 1/29/20	1,168,416
542,000	Republic of Hungary, 6.38%, 3/29/21	590,130
240,000	Republic of Iceland, 5.88%, 5/11/22 (g)	261,600
230,000	Republic of Lithuania, 7.38%, 2/11/20 (g)	292,100
100,000	Republic of Lithuania, 7.38%, 2/11/20	127,000
150,000	Republic of Lithuania, 6.13%, 3/9/21 (g)	178,875
320,000	Republic of Serbia, 7.25%, 9/28/21 (g)	338,400
595,700	Russia Foreign Bond, 7.50%, 3/31/30 (e)(g)	752,071
100,000	Socialist Republic of Vietnam, 6.75%, 1/29/20	111,000
100,000	Ukraine Government, 7.65%, 6/11/13 (g)	100,650
200,000	Ukraine Government, 6.25%, 6/17/16 (g)	192,156
100,000	Ukraine Government, 6.58%, 11/21/16 (g)	96,200
360,000	Ukraine Government, 9.25%, 7/24/17 (g)	378,166
620,000	Ukraine Government, 7.75%, 9/23/20 (g)	613,000
1,430,000	Ukraine Government, 7.95%, 2/23/21 ^(g)	1,415,700

		6,791,464

Wireless Telecommunication Services (0.4%):
500,000	UPCB Finance III, Ltd., 6.63%, 7/1/20, Callable 7/1/15 @ 103.31 (g)	523,750
500,000	UPCB Finance V, Ltd., 7.25%, 11/15/21, Callable 11/15/16 @ 103.63 (g)	543,750
500,000	UPCB Finance VI, Ltd., 6.88%, 1/15/22, Callable 1/15/17 @ 103.44 (g)	530,000
100,000	Wind Acquisition Finance SA, 11.75%, 7/15/17, Callable 7/15/17 @ 105.88	94,250

		1,691,750

Total Yankee Dollars (Cost $12,329,048)		12,950,325

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Municipal Bonds (0.1%):
California (0.1%):
$125,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	$170,070

Illinois (0.0%):
60,000	Illinois State, GO, 4.42%, 1/1/15	63,484

Total Municipal Bonds (Cost $191,315)		233,554

U.S. Government Agency (4.3%):
16,919,000	Federal Home Loan Bank, 0.00%, 10/1/12 (h)	16,919,000

U.S. Government Agency (Cost $16,919,000)		16,919,000

U.S. Treasury Obligations (1.4%):
U.S. Treasury Bills (0.1%)
600,000	0.01%, 10/11/12 (h)	599,991
400,000	0.04%, 10/25/12 (h)	399,985
1,100,000	0.12%, 12/6/12 (h)	1,099,844
1,000,000	0.09%, 12/13/12 (h)	999,833
1,000,000	0.14%, 1/3/13 ^(h)	999,804
900,000	0.14%, 2/7/13 (h)	899,670
500,000	0.12%, 3/14/13 (h)	499,698

Total U.S. Treasury Obligations (Cost $5,498,484)		5,498,825

Securities Held as Collateral for Securities on Loan (3.1%):
$12,229,049	Allianz Variable Insurance Products Securities Lending Collateral Trust(k)	12,229,049

Total Securities Held as Collateral for Securities on Loan (Cost $12,229,049)		12,229,049

Unaffiliated Investment Company (5.8%):
22,698,022	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	22,698,022

Total Unaffiliated Investment Company (Cost $22,698,022)		22,698,022

Total Investment Securities (Cost $389,345,202)(l) — 102.8%		403,665,954
Net other assets (liabilities) — (2.8)%		(11,098,580)

Net Assets — 100.0%		$392,567,374

Percentages indicated are based on net assets as of September 30, 2012.

ADR	American Depositary Receipt
GDR	Global Depository Receipt
GO	General Obligation
MTN	Medium Term Note
PIK	Payment-in-Kind
#	Escrowed security

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $11,671,362.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2012. The total of all such securities represent 0.02% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2012, these securities represent 0.1% of the net assets of the Fund.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	Variable rate security. The rate presented represents the rate in effect at September 30, 2012. The date presented represents the final maturity date.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate represents the effective yield at September 30, 2012.
(f)	Defaulted Bond.
(g)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(h)	The rate represents the effective yield at September 30, 2012.
(i)	Principal amount is stated in 1,000 Brazilian Real Units.
(j)	Principal amount is stated in 100 Mexican Peso Units.
(k)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(l)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Security Sold-Short (0.0%):
Food Products (0.0%):
(2,592)	Kraft Foods Group, Inc. *(m)	$(115,733)

Total Security Sold-Short (Cost $(119,629))		(115,733)

(m)	Security purchased on a “when-issued” basis. The cost of securities was $(119,629).

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Australia	1.5%
Bermuda	0.1
Brazil	0.5
Canada	1.0
Cayman Islands	0.5
China	0.2
Denmark	0.3
France	3.1
Germany	2.1
Hong Kong	0.2
Hungary	0.8
Iceland	0.1
India	0.1
Indonesia	0.5
Ireland (Republic of)	2.3
Isle of Man	0.1
Israel	0.5
Italy	0.7
Japan	0.9
Lithuania	0.1
Luxembourg	0.1
Malaysia	2.1
Mexico	1.2
Netherlands	1.7
Norway	0.4
Philippines	0.2
Poland	2.1
Portugal	0.1
Republic of Korea (South)	3.7
Russian Federation	0.3
Serbia (Republic of)	0.1
Singapore	1.4
South Africa	— ^
Spain	0.6
Sweden	2.3
Switzerland	3.0
Taiwan	0.2
Turkey	0.3
Ukraine	0.8
United Kingdom	6.6
United States	57.2
Vietnam	— ^

100.0%

^ Represents less than 0.05%.

Written Call Options (0.0%)
Number of Contracts		Fair Value
(36)	On International Paper Co., Strike @ 37 Exp. 10/20/12	$(2,106)

Total Written Call Options (Premiums received $(3,154))		$(2,106)

See Notes to Schedules of Portfolio Investments.

At September 30, 2012, the Fund’s open foreign currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
European Euro	Deutsche Bank	10/9/12	420,000	554,765	539,708	15,057
European Euro	Deutsche Bank	10/15/12	320,000	441,088	411,232	29,856
Japanese Yen	HSBC	10/22/12	9,240,053	113,934	118,455	(4,521)
Japanese Yen	HSBC	10/22/12	269,306	3,375	3,452	(77)
Japanese Yen	Credit Suisse First Boston	10/22/12	1,280,570	16,266	16,417	(151)
Japanese Yen	Deutsche Bank	10/22/12	274,479	3,517	3,519	(2)
Japanese Yen	Deutsche Bank	10/22/12	1,183,094	15,152	15,167	(15)
Japanese Yen	HSBC	10/22/12	501,075	6,317	6,424	(107)
Japanese Yen	Credit Suisse First Boston	10/22/12	823,990	10,530	10,563	(33)
Japanese Yen	Credit Suisse First Boston	10/22/12	734,910	9,384	9,421	(37)
European Euro	Barclays Bank	10/24/12	20,617	28,330	26,497	1,833
European Euro	Barclays Bank	10/25/12	154,898	214,905	199,080	15,825
European Euro	Citibank	10/26/12	60,360	84,031	77,577	6,454
Japanese Yen	Deutsche Bank	10/29/12	20,662,500	273,784	264,903	8,881
European Euro	Deutsche Bank	10/31/12	1,644,000	2,317,728	2,113,051	204,677
European Euro	Deutsche Bank	10/31/12	103,075	145,316	132,483	12,833
Japanese Yen	JP Morgan Securities	10/31/12	91,650,000	1,217,051	1,175,016	42,035
European Euro	Deutsche Bank	11/2/12	7,376	10,260	9,481	779
European Euro	Barclays Bank	11/5/12	49,418	68,128	63,521	4,607
European Euro	Barclays Bank	11/8/12	278,508	382,990	357,999	24,991
European Euro	Morgan Stanley	11/14/12	132,000	162,027	169,685	(7,658)
European Euro	Barclays Bank	11/15/12	335,703	458,016	431,549	26,467
Japanese Yen	Deutsche Bank	11/16/12	6,194,000	81,113	79,422	1,691
European Euro	Barclays Bank	11/19/12	93,863	128,672	120,667	8,005
Japanese Yen	HSBC	11/19/12	1,616,000	21,171	20,722	449
Japanese Yen	Barclays Bank	11/19/12	7,667,000	100,617	98,312	2,305
Japanese Yen	JP Morgan Securities	11/19/12	3,093,000	40,482	39,661	821
Japanese Yen	UBS Warburg	11/19/12	2,471,000	32,407	31,685	722
European Euro	Deutsche Bank	11/20/12	130,000	160,317	167,125	(6,808)
European Euro	Barclays Bank	11/21/12	327,027	443,776	420,422	23,354
Japanese Yen	Barclays Bank	11/21/12	8,613,000	113,180	110,444	2,736
European Euro	Barclays Bank	11/23/12	172,504	234,140	221,774	12,366
European Euro	Deutsche Bank	12/3/12	100,000	134,590	128,576	6,014
European Euro	UBS Warburg	12/7/12	76,800	95,892	98,751	(2,859)
European Euro	Barclays Bank	12/12/12	97,000	130,630	124,732	5,898
Japanese Yen	Morgan Stanley	12/17/12	41,392,500	535,673	530,966	4,707
European Euro	Deutsche Bank	12/20/12	525,093	687,347	675,285	12,062
Japanese Yen	JP Morgan Securities	12/27/12	2,255,332	29,188	28,935	253
European Euro	Deutsche Bank	1/7/13	115,000	149,522	147,924	1,598
European Euro	Deutsche Bank	1/7/13	197,372	256,621	253,880	2,741
Japanese Yen	Deutsche Bank	1/7/13	5,989,000	78,776	76,847	1,929
Japanese Yen	Citibank	1/10/13	1,520,000	19,924	19,504	420
Japanese Yen	UBS Warburg	1/11/13	1,520,000	19,915	19,505	410
Japanese Yen	Barclays Bank	1/11/13	3,030,000	39,727	38,881	846
Japanese Yen	HSBC	1/15/13	1,520,000	19,921	19,505	416
Japanese Yen	Deutsche Bank	1/15/13	1,520,000	19,916	19,505	411
Japanese Yen	UBS Warburg	1/15/13	3,250,000	42,488	41,706	782

See Notes to Schedules of Portfolio Investments.

Japanese Yen	HSBC	1/15/13	4,120,000	53,856	52,870	986
Japanese Yen	Barclays Bank	1/15/13	4,090,000	53,503	52,485	1,018
European Euro	HSBC	1/17/13	77,534	95,184	99,743	(4,559)
European Euro	HSBC	1/17/13	3,917,405	4,804,051	5,039,504	(235,453)
European Euro	HSBC	1/17/13	33,817	41,492	43,504	(2,012)
European Euro	Credit Suisse First Boston	1/17/13	10,179	12,527	13,095	(568)
European Euro	Credit Suisse First Boston	1/17/13	4,037	4,967	5,193	(226)
European Euro	Barclays Bank	1/17/13	52,000	64,345	66,895	(2,550)
European Euro	Credit Suisse	1/17/13	3,438	4,268	4,423	(155)
European Euro	HSBC	1/17/13	14,821	18,362	19,066	(704)
European Euro	Credit Suisse First Boston	1/17/13	86,880	107,435	111,766	(4,331)
European Euro	Barclays Bank	1/17/13	12,641	15,670	16,262	(592)
European Euro	Bank of America	1/17/13	12,641	15,661	16,262	(601)
European Euro	Credit Suisse First Boston	1/17/13	18,399	22,897	23,669	(772)
European Euro	HSBC	1/17/13	4,921	6,099	6,331	(232)
European Euro	Credit Suisse First Boston	1/17/13	9,841	12,190	12,660	(470)
European Euro	Credit Suisse First Boston	1/17/13	43,727	53,876	56,252	(2,376)
European Euro	Bank of America	1/17/13	87,453	107,791	112,503	(4,712)
European Euro	HSBC	1/17/13	87,469	107,743	112,524	(4,781)
European Euro	Bank of America	1/17/13	10,085	12,420	12,974	(554)
European Euro	Credit Suisse First Boston	1/17/13	38,243	47,226	49,198	(1,972)
European Euro	Bank of America	1/17/13	126,000	156,041	162,091	(6,050)
European Euro	Deutsche Bank	1/17/13	77,385	96,770	99,551	(2,781)
European Euro	Deutsche Bank	1/17/13	34,369	43,465	44,214	(749)
European Euro	HSBC	1/17/13	34,819	44,580	44,793	(213)
European Euro	Bank of America	1/17/13	10,446	13,319	13,438	(119)
European Euro	Deutsche Bank	1/17/13	26,114	33,326	33,594	(268)
European Euro	HSBC	1/17/13	5,211	6,676	6,704	(28)
European Euro	HSBC	1/17/13	30,000	38,616	38,593	23
European Euro	Bank of America	1/17/13	10,823	13,978	13,923	55
European Euro	Credit Suisse First Boston	1/17/13	10,823	13,978	13,923	55
European Euro	Bank of America	1/17/13	14,079	18,263	18,112	151
European Euro	Credit Suisse First Boston	1/17/13	21,119	27,369	27,168	201
European Euro	Barclays Bank	1/17/13	16,893	22,179	21,732	447
European Euro	Deutsche Bank	1/17/13	11,262	14,801	14,488	313
Japanese Yen	Morgan Stanley	1/22/13	50,187,445	657,205	644,084	13,121
European Euro	Deutsche Bank	1/23/13	1,650,000	2,137,616	2,122,763	14,853
Japanese Yen	Barclays Bank	1/28/13	8,700,000	112,680	111,660	1,020
Japanese Yen	UBS Warburg	1/28/13	7,610,000	98,403	97,670	733
Japanese Yen	Deutsche Bank	1/28/13	7,248,281	93,760	93,028	732
Japanese Yen	HSBC	1/28/13	9,353,364	120,896	120,045	851
European Euro	Barclays Bank	2/4/13	379,764	468,543	488,639	(20,096)
European Euro	Deutsche Bank	2/11/13	1,394,000	1,842,171	1,793,784	48,387
Swiss Franc	Barclays Bank	2/11/13	5,383	5,530	5,740	(210)
Swiss Franc	Bank of America	2/11/13	5,417	5,567	5,777	(210)
Swiss Franc	Bank of America	2/11/13	210	221	224	(3)
Swiss Franc	Barclays Bank	2/11/13	205	216	219	(3)
Japanese Yen	Morgan Stanley	2/12/13	3,771,000	49,277	48,407	870
Japanese Yen	HSBC	2/12/13	3,336,000	43,608	42,823	785
European Euro	Deutsche Bank	2/14/13	17,000	22,460	21,876	584
Japanese Yen	JP Morgan Securities	2/15/13	680,000	8,812	8,729	83

See Notes to Schedules of Portfolio Investments.

Japanese Yen	JP Morgan Securities	2/15/13	1,140,000	14,773	14,634	139
Japanese Yen	Deutsche Bank	2/15/13	964,860	12,494	12,386	108
British Pound	Barclays Bank	2/19/13	34,031	53,141	54,921	(1,780)
British Pound	Credit Suisse First Boston	2/19/13	34,031	53,154	54,921	(1,767)
British Pound	Barclays Bank	2/19/13	75,849	118,916	122,409	(3,493)
British Pound	Bank of America	2/19/13	144,452	226,225	233,124	(6,899)
British Pound	HSBC	2/19/13	37,924	59,505	61,204	(1,699)
British Pound	HSBC	2/19/13	49,953	78,434	80,617	(2,183)
British Pound	HSBC	2/19/13	4,393,103	6,886,189	7,089,800	(203,611)
British Pound	Barclays Bank	2/19/13	51,300	80,913	82,790	(1,877)
British Pound	Credit Suisse First Boston	2/19/13	85,000	134,458	137,177	(2,719)
European Euro	UBS Warburg	2/19/13	15,000	19,813	19,304	509
European Euro	JP Morgan Securities	2/19/13	15,000	19,797	19,304	493
European Euro	UBS Warburg	2/21/13	17,000	22,477	21,878	599
Japanese Yen	HSBC	2/22/13	4,020,000	51,015	51,609	(594)
Japanese Yen	JP Morgan Securities	2/25/13	4,000,000	50,457	51,354	(897)
European Euro	Deutsche Bank	2/27/13	146,000	194,676	187,904	6,772
European Euro	Deutsche Bank	2/28/13	89,930	120,995	115,742	5,253
European Euro	Deutsche Bank	2/28/13	41,800	56,235	53,798	2,437
Japanese Yen	JP Morgan Securities	3/1/13	4,600,000	57,572	59,059	(1,487)
Japanese Yen	HSBC	3/1/13	4,600,000	57,531	59,059	(1,528)
Japanese Yen	UBS Warburg	3/4/13	5,100,000	63,633	65,481	(1,848)
European Euro	Deutsche Bank	3/5/13	43,000	57,429	55,345	2,084
European Euro	Barclays Bank	3/7/13	107,759	142,942	138,699	4,243
European Euro	Morgan Stanley	3/8/13	43,000	56,575	55,347	1,228
European Euro	HSBC	3/8/13	15,000	19,751	19,307	444
European Euro	Deutsche Bank	3/8/13	660,000	868,751	849,511	19,240
European Euro	Citibank	3/8/13	57,000	74,966	73,367	1,599
European Euro	Citibank	3/8/13	1,647,605	2,166,914	2,120,696	46,218
European Euro	Barclays Bank	3/11/13	33,304	43,791	42,868	923
Japanese Yen	JP Morgan Securities	3/14/13	44,142,850	539,644	566,833	(27,189)
European Euro	Barclays Bank	3/15/13	10,012	13,140	12,888	252
Japanese Yen	Citibank	3/15/13	2,260,084	27,448	29,022	(1,574)
European Euro	Deutsche Bank	3/18/13	134,000	175,517	172,495	3,022
European Euro	Citibank	3/19/13	10,643	13,976	13,701	275
Japanese Yen	Citibank	3/19/13	5,012,000	60,313	64,362	(4,049)
Japanese Yen	Morgan Stanley	3/19/13	3,000,000	36,172	38,525	(2,353)
Japanese Yen	Morgan Stanley	3/19/13	4,060,000	49,010	52,137	(3,127)
European Euro	Barclays Bank	3/21/13	9,076	12,047	11,684	363
European Euro	Deutsche Bank	3/21/13	87,000	114,706	111,997	2,709
European Euro	Deutsche Bank	3/21/13	86,000	113,388	110,710	2,678
Japanese Yen	Barclays Bank	3/25/13	4,542,830	54,613	58,341	(3,728)
European Euro	Deutsche Bank	3/26/13	78,000	102,890	100,416	2,474
European Euro	Citibank	3/26/13	13,451	17,747	17,317	430
European Euro	Deutsche Bank	3/28/13	4,566	6,101	5,878	223
European Euro	Morgan Stanley	3/28/13	130,000	167,528	167,364	164
European Euro	Deutsche Bank	4/2/13	4,440	5,898	5,716	182
European Euro	Deutsche Bank	4/2/13	6,220	8,319	8,008	311
European Euro	Deutsche Bank	4/4/13	73,000	97,503	93,989	3,514
European Euro	Deutsche Bank	4/4/13	109,000	145,587	140,339	5,248
European Euro	Barclays Bank	4/5/13	17,912	23,908	23,062	846

See Notes to Schedules of Portfolio Investments.

European Euro	HSBC	4/10/13	73,000	96,170	93,995	2,175
European Euro	UBS Warburg	4/11/13	37,000	48,510	47,642	868
European Euro	Deutsche Bank	4/11/13	61,000	80,011	78,544	1,467
European Euro	Deutsche Bank	4/11/13	16,961	22,247	21,839	408
European Euro	JP Morgan Securities	4/12/13	99,000	129,982	127,475	2,507
European Euro	Deutsche Bank	4/15/13	370,000	487,993	476,436	11,557
European Euro	HSBC	4/16/13	60,000	79,382	77,261	2,121
European Euro	HSBC	4/16/13	18,849	24,938	24,271	667
Japanese Yen	Morgan Stanley	4/16/13	68,447,040	850,982	879,321	(28,339)
European Euro	Barclays Bank	4/19/13	16,935	22,273	21,808	465
Japanese Yen	Barclays Bank	4/22/13	3,500,000	43,306	44,968	(1,662)
Japanese Yen	Citibank	4/22/13	3,500,000	43,292	44,968	(1,676)
European Euro	Deutsche Bank	4/23/13	319,000	420,921	410,800	10,121
European Euro	JP Morgan Securities	4/23/13	5,188	6,866	6,681	185
European Euro	Barclays Bank	4/30/13	11,783	15,651	15,175	476
European Euro	Morgan Stanley	5/7/13	112,000	147,844	144,252	3,592
European Euro	Citibank	5/7/13	52,570	69,494	67,708	1,786
European Euro	Credit Suisse First Boston	5/7/13	153,000	202,014	197,059	4,955
European Euro	Barclays Bank	5/7/13	112,000	148,047	144,252	3,795
European Euro	Deutsche Bank	5/8/13	181,000	238,562	233,124	5,438
European Euro	UBS Warburg	5/10/13	56,000	73,093	72,128	965
European Euro	Deutsche Bank	5/10/13	112,000	146,177	144,257	1,920
Japanese Yen	Citibank	5/10/13	11,180,000	140,914	143,681	(2,767)
European Euro	Citibank	5/13/13	136,787	178,244	176,188	2,056
Japanese Yen	Deutsche Bank	5/13/13	7,475,000	94,501	96,071	(1,570)
Japanese Yen	UBS Warburg	5/13/13	5,588,000	70,665	71,818	(1,153)
Japanese Yen	Citibank	5/14/13	5,587,000	70,301	71,807	(1,506)
European Euro	Barclays Bank	5/16/13	55,076	71,037	70,943	94
European Euro	Deutsche Bank	5/20/13	118,000	151,317	152,001	(684)
European Euro	Barclays Bank	5/21/13	118,000	150,822	152,002	(1,180)
European Euro	Barclays Bank	5/21/13	156,925	200,699	202,144	(1,445)
European Euro	Deutsche Bank	5/21/13	171,000	218,042	220,275	(2,233)
European Euro	Barclays Bank	5/22/13	88,816	113,711	114,410	(699)
European Euro	Barclays Bank	5/29/13	72,758	92,195	93,732	(1,537)
European Euro	Deutsche Bank	5/29/13	760,000	957,201	979,081	(21,880)
Japanese Yen	Credit Suisse First Boston	5/29/13	48,990,000	620,237	629,793	(9,556)
European Euro	Barclays Bank	6/5/13	124,783	155,168	160,766	(5,598)
European Euro	Deutsche Bank	6/5/13	57,050	70,966	73,501	(2,535)
European Euro	Barclays Bank	6/6/13	56,035	70,117	72,194	(2,077)
European Euro	Deutsche Bank	6/7/13	147,700	184,861	190,295	(5,434)
European Euro	Deutsche Bank	6/11/13	137,800	174,799	177,547	(2,748)
European Euro	Deutsche Bank	6/13/13	103,000	129,926	132,712	(2,786)
European Euro	Deutsche Bank	6/13/13	21,000	26,490	27,058	(568)
Japanese Yen	Citibank	6/14/13	2,416,000	30,559	31,067	(508)
European Euro	Barclays Bank	6/20/13	28,929	36,607	37,277	(670)
Japanese Yen	Barclays Bank	6/28/13	9,732,000	122,925	125,170	(2,245)
Japanese Yen	Barclays Bank	7/2/13	6,679,000	84,754	85,909	(1,155)
Japanese Yen	Deutsche Bank	7/11/13	26,073,000	329,662	335,413	(5,751)
European Euro	Morgan Stanley	7/16/13	226,000	276,956	291,296	(14,340)
European Euro	Barclays Bank	7/16/13	82,000	100,475	105,691	(5,216)
European Euro	Morgan Stanley	7/16/13	51,000	62,499	65,735	(3,236)

See Notes to Schedules of Portfolio Investments.

European Euro	UBS Warburg	7/16/13	257,000	314,928	331,253	(16,325)
European Euro	Barclays Bank	7/18/13	129,000	158,793	166,274	(7,481)
European Euro	UBS Warburg	7/18/13	257,000	316,136	331,260	(15,124)
European Euro	Barclays Bank	7/19/13	97,000	119,795	125,029	(5,234)
European Euro	Deutsche Bank	7/19/13	470,000	580,450	605,812	(25,362)
European Euro	Morgan Stanley	7/22/13	366,000	451,086	471,775	(20,689)
European Euro	Deutsche Bank	7/22/13	71,000	87,504	91,519	(4,015)
European Euro	Deutsche Bank	7/23/13	93,795	115,447	120,903	(5,456)
European Euro	Deutsche Bank	7/25/13	9,975	12,170	12,858	(688)
European Euro	Deutsche Bank	7/29/13	9,978	12,177	12,863	(686)
European Euro	Barclays Bank	7/30/13	19,995	24,717	25,775	(1,058)
European Euro	JP Morgan Securities	7/31/13	380,000	471,808	489,868	(18,060)
European Euro	Deutsche Bank	7/31/13	380,000	472,416	489,868	(17,452)
European Euro	Barclays Bank	8/1/13	48,730	59,938	62,820	(2,882)
European Euro	UBS Warburg	8/1/13	380,000	467,704	489,873	(22,169)
European Euro	Barclays Bank	8/1/13	48,862	60,150	62,990	(2,840)
European Euro	HSBC	8/2/13	380,000	470,193	489,878	(19,685)
European Euro	Barclays Bank	8/5/13	78,136	96,595	100,732	(4,137)
European Euro	JP Morgan Securities	8/6/13	269,500	329,497	347,441	(17,944)
European Euro	Citibank	8/8/13	34,482	43,040	44,455	(1,415)
European Euro	JP Morgan Securities	8/9/13	239,500	298,930	308,775	(9,845)
European Euro	Citibank	8/9/13	9,686	12,105	12,488	(383)
European Euro	Deutsche Bank	8/9/13	180,000	224,939	232,065	(7,126)
Japanese Yen	Barclays Bank	8/9/13	2,240,000	28,615	28,830	(215)
Japanese Yen	Citibank	8/9/13	2,240,000	28,623	28,830	(207)
European Euro	Goldman Sachs	8/12/13	61,000	75,753	78,647	(2,894)
Japanese Yen	Deutsche Bank	8/12/13	2,240,000	28,706	28,831	(125)
European Euro	Deutsche Bank	8/14/13	117,000	144,834	150,850	(6,016)
European Euro	Barclays Bank	8/16/13	211,000	261,907	272,052	(10,145)
European Euro	Barclays Bank	8/19/13	237,000	292,286	305,584	(13,298)
European Euro	Deutsche Bank	8/20/13	133,000	164,703	171,490	(6,787)
European Euro	JP Morgan Securities	8/20/13	263,000	326,901	339,112	(12,211)
European Euro	Barclays Bank	8/20/13	210,000	259,959	270,774	(10,815)
European Euro	Barclays Bank	8/23/13	28,299	35,436	36,490	(1,054)
European Euro	Barclays Bank	8/23/13	47,689	59,716	61,492	(1,776)
European Euro	Barclays Bank	8/26/13	30,957	38,784	39,918	(1,134)
European Euro	Deutsche Bank	8/28/13	28,089	35,304	36,221	(917)
European Euro	Deutsche Bank	8/28/13	891	1,120	1,149	(29)
Japanese Yen	JP Morgan Securities	8/30/13	22,800,000	291,467	293,541	(2,074)
European Euro	Deutsche Bank	9/4/13	15,000	18,926	19,344	(418)
European Euro	Barclays Bank	9/10/13	29,182	36,943	37,636	(693)
European Euro	Deutsche Bank	9/10/13	34,000	42,982	43,849	(867)
European Euro	Deutsche Bank	9/11/13	137,800	176,990	177,720	(730)
European Euro	Barclays Bank	9/12/13	28,968	37,186	37,360	(174)
European Euro	JP Morgan Securities	9/13/13	15,000	19,350	19,346	4
European Euro	Barclays Bank	9/16/13	81,755	105,844	105,445	399
European Euro	UBS Warburg	9/17/13	76,694	99,227	98,918	309
Japanese Yen	Barclays Bank	9/18/13	2,251,755	28,869	28,999	(130)
European Euro	Barclays Bank	9/19/13	19,406	25,564	25,030	534
European Euro	Barclays Bank	9/24/13	45,864	59,613	59,159	454
European Euro	Deutsche Bank	9/24/13	229,000	297,441	295,382	2,059

See Notes to Schedules of Portfolio Investments.

European Euro	Deutsche Bank	9/26/13	107,000	138,620	138,020	600
European Euro	Barclays Bank	9/27/13	400,000	520,500	515,966	4,534
European Euro	HSBC	9/30/13	180,000	231,566	232,192	(626)
European Euro	Deutsche Bank	9/30/13	1,320,000	1,704,216	1,702,739	1,477
Japanese Yen	UBS Warburg	9/30/13	121,466,500	1,569,274	1,564,662	4,612

				56,445,913	56,714,999	(269,086)

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Philippine Peso	HSBC	10/3/12	2,600,000	59,232	62,347	3,115
Mexican Peso	Deutsche Bank	10/11/12	19,592,000	1,482,591	1,520,599	38,008
Indian Rupee	JP Morgan Securities	10/12/12	14,490,000	255,441	274,040	18,599
Japanese Yen	HSBC	10/22/12	551,200	6,801	7,066	265
Japanese Yen	Deutsche Bank	10/22/12	605,748	7,541	7,766	225
Japanese Yen	HSBC	10/22/12	496,944	6,239	6,371	132
Japanese Yen	Deutsche Bank	10/22/12	318,000	3,971	4,077	106
Japanese Yen	Deutsche Bank	10/22/12	318,700	4,020	4,086	66
Japanese Yen	Credit Suisse First Boston	10/22/12	208,220	2,652	2,669	17
Japanese Yen	Barclays Bank	10/22/12	283,940	3,624	3,640	16
Japanese Yen	HSBC	10/22/12	200,430	2,550	2,569	19
Japanese Yen	HSBC	10/22/12	579,020	7,439	7,423	(16)
Chilean Peso	Deutsche Bank	10/29/12	307,366,000	589,106	645,429	56,323
Chilean Peso	Barclays Bank	10/29/12	153,759,000	294,670	322,874	28,204
Philippine Peso	Morgan Stanley	10/29/12	4,820,000	111,574	115,539	3,965
Brazilian Real	Deutsche Bank	10/31/12	435,000	237,445	213,717	(23,728)
Indian Rupee	JP Morgan Securities	10/31/12	41,781,250	813,501	787,001	(26,500)
Philippine Peso	Deutsche Bank	11/14/12	3,000,000	69,380	71,892	2,512
Indonesian Rupiah	JP Morgan Securities	12/17/12	126,000,000	13,030	13,036	6
Indian Rupee	Deutsche Bank	12/31/12	28,560,000	527,926	532,214	4,288
Chilean Peso	Morgan Stanley	1/14/13	8,700,000	16,524	18,078	1,554
European Euro	Credit Suisse First Boston	1/17/13	14,849	18,037	19,102	1,065
European Euro	HSBC	1/17/13	30,273	36,655	38,944	2,289
European Euro	Deutsche Bank	1/17/13	59,962	72,941	77,138	4,197
European Euro	Credit Suisse First Boston	1/17/13	7,716	9,326	9,926	600
European Euro	Deutsche Bank	1/17/13	39,640	47,896	50,994	3,098
European Euro	HSBC	1/17/13	41,400	50,035	53,259	3,224
European Euro	Bank of America	1/17/13	16,349	20,590	21,033	443
European Euro	Bank of America	1/17/13	55,014	71,306	70,773	(533)
European Euro	Credit Suisse First Boston	1/17/13	23,498	30,571	30,228	(343)

See Notes to Schedules of Portfolio Investments.

European Euro	Deutsche Bank	1/17/13	27,536	35,602	35,423	(179)
European Euro	Barclays Bank	1/17/13	27,536	35,603	35,423	(180)
European Euro	HSBC	1/17/13	38,000	49,155	48,885	(270)
European Euro	Credit Suisse First Boston	1/17/13	27,537	35,605	35,425	(180)
European Euro	Bank of America	1/17/13	19,795	25,497	25,464	(33)
European Euro	Credit Suisse First Boston	1/17/13	60,932	78,340	78,385	45
European Euro	Deutsche Bank	1/17/13	20,694	26,652	26,622	(30)
European Euro	HSBC	1/17/13	20,738	26,703	26,678	(25)
European Euro	Credit Suisse First Boston	1/17/13	27,959	36,000	35,968	(32)
European Euro	Bank of America	1/17/13	8,575	11,069	11,031	(38)
European Euro	HSBC	1/17/13	21,978	28,349	28,273	(76)
European Euro	SSBT	1/17/13	2,968	3,827	3,818	(9)
European Euro	Deutsche Bank	1/17/13	28,054	36,186	36,090	(96)
European Euro	Deutsche Bank	1/17/13	20,826	26,948	26,792	(156)
Chilean Peso	Morgan Stanley	1/22/13	305,012,200	594,566	633,122	38,556
Philippine Peso	Deutsche Bank	1/31/13	35,270,000	817,381	844,215	26,834
Chilean Peso	Morgan Stanley	2/4/13	4,030,000	7,994	8,350	356
Chilean Peso	Morgan Stanley	2/4/13	3,980,000	7,898	8,247	349
Singapore Dollar	HSBC	2/7/13	123,000	99,034	100,266	1,232
Singapore Dollar	Deutsche Bank	2/7/13	123,000	99,074	100,266	1,192
Singapore Dollar	Deutsche Bank	2/8/13	246,000	197,953	200,532	2,579
Chilean Peso	Deutsche Bank	2/11/13	4,400,000	8,862	9,108	246
Chilean Peso	Morgan Stanley	2/11/13	3,930,000	7,955	8,136	181
Swiss Franc	Credit Suisse First Boston	2/11/13	274	295	292	(3)
Swiss Franc	Credit Suisse First Boston	2/11/13	390	417	416	(1)
Chilean Peso	Barclays Bank	2/13/13	4,400,000	8,876	9,106	230
Chilean Peso	Morgan Stanley	2/13/13	10,560,000	21,398	21,854	456
Singapore Dollar	Barclays Bank	2/13/13	34,819	28,064	28,384	320
Singapore Dollar	HSBC	2/14/13	90,300	72,764	73,611	847
Singapore Dollar	HSBC	2/14/13	125,400	101,048	102,224	1,176
Chilean Peso	Deutsche Bank	2/15/13	4,400,000	8,844	9,104	260
British Pound	SSBT	2/19/13	65,600	104,065	105,868	1,803
British Pound	Deutsche Bank	2/19/13	121,000	193,645	195,276	1,631
Singapore Dollar	Deutsche Bank	2/19/13	154,000	122,709	125,540	2,831
Singapore Dollar	Barclays Bank	2/19/13	103,000	82,751	83,965	1,214
Chilean Peso	JP Morgan, Hambrecht and Quist	2/21/13	4,300,000	8,704	8,889	185
Chilean Peso	JP Morgan, Hambrecht and Quist	2/22/13	7,300,000	14,615	15,089	474
Chilean Peso	Deutsche Bank	2/25/13	3,890,000	7,757	8,037	280
Chilean Peso	Morgan Stanley	2/25/13	9,210,000	18,389	19,029	640
Singapore Dollar	Deutsche Bank	2/25/13	106,000	84,780	86,411	1,631
Chilean Peso	Deutsche Bank	2/26/13	2,610,000	5,168	5,392	224
Chilean Peso	Morgan Stanley	2/27/13	5,600,000	11,200	11,567	367
Chilean Peso	JP Morgan, Hambrecht and Quist	2/28/13	3,900,000	7,778	8,055	277
Chilean Peso	Deutsche Bank	2/28/13	3,250,000	6,460	6,712	252
Singapore Dollar	Deutsche Bank	2/28/13	66,000	52,636	53,804	1,168
Chilean Peso	Barclays Bank	3/1/13	8,000,000	16,101	16,520	419
Chilean Peso	Deutsche Bank	3/1/13	3,250,000	6,480	6,711	231
Chilean Peso	Barclays Bank	3/1/13	4,000,000	8,002	8,260	258
Chilean Peso	Deutsche Bank	3/4/13	700,000	1,398	1,445	47
Chilean Peso	Deutsche Bank	3/6/13	700,000	1,408	1,445	37

See Notes to Schedules of Portfolio Investments.

Mexican Peso	HSBC	3/8/13	10,223,640	762,293	782,075	19,782
Chilean Peso	Morgan Stanley	3/11/13	2,500,000	4,888	5,156	268
Malaysian Ringgit	HSBC	3/11/13	2,909,811	946,000	942,636	(3,364)
Indian Rupee	JP Morgan Securities	3/12/13	8,556,800	160,000	157,601	(2,399)
Indian Rupee	HSBC	3/12/13	8,549,600	160,000	157,468	(2,532)
Malaysian Ringgit	JP Morgan Securities	3/12/13	735,120	240,000	238,129	(1,871)
Indian Rupee	JP Morgan Securities	3/14/13	43,950,000	831,599	809,212	(22,387)
Indian Rupee	HSBC	3/15/13	8,645,260	164,000	159,151	(4,849)
Malaysian Ringgit	HSBC	3/15/13	1,235,558	403,000	400,171	(2,829)
Indian Rupee	Deutsche Bank	3/18/13	8,080,848	153,000	148,687	(4,313)
Malaysian Ringgit	Deutsche Bank	3/18/13	964,663	313,131	312,381	(750)
Singapore Dollar	Deutsche Bank	3/19/13	220,800	174,366	180,006	5,640
Singapore Dollar	HSBC	3/19/13	252,000	199,414	205,441	6,027
Singapore Dollar	JP Morgan Securities	3/19/13	160,000	131,062	130,439	(623)
Chilean Peso	JPMorgan Chase	3/21/13	4,300,000	8,617	8,856	239
Singapore Dollar	Deutsche Bank	3/21/13	237,700	189,523	193,784	4,261
Singapore Dollar	HSBC	3/21/13	190,000	151,467	154,897	3,430
Singapore Dollar	Morgan Stanley	3/26/13	321,000	253,755	261,697	7,942
Singapore Dollar	Morgan Stanley	3/26/13	321,000	255,126	261,697	6,571
Chilean Peso	Morgan Stanley	5/13/13	4,500,000	8,804	9,215	411
Singapore Dollar	Deutsche Bank	5/29/13	748,020	588,668	610,018	21,350
Korean Won	Deutsche Bank	6/27/13	316,000,000	268,491	282,920	14,429
Chilean Peso	Deutsche Bank	7/11/13	162,750,000	314,038	331,291	17,253
Philippine Peso	JP Morgan Securities	7/11/13	9,520,000	225,171	227,334	2,163
Philippine Peso	Deutsche Bank	7/18/13	28,970,800	689,469	691,747	2,278
Singapore Dollar	HSBC	8/15/13	77,000	61,843	62,819	976
Singapore Dollar	Morgan Stanley	8/19/13	77,000	61,847	62,820	973
Singapore Dollar	Deutsche Bank	8/26/13	106,000	84,909	86,482	1,573
Singapore Dollar	Deutsche Bank	8/27/13	132,000	106,357	107,696	1,339
Singapore Dollar	Deutsche Bank	8/30/13	66,000	52,813	53,849	1,036
Mexican Peso	HSBC	9/4/13	11,644,900	841,638	875,164	33,526
Chilean Peso	JP Morgan, Hambrecht and Quist	9/12/13	990,530,400	1,992,618	2,003,343	10,725
Singapore Dollar	JP Morgan Securities	9/19/13	156,000	127,534	127,291	(243)
Korean Won	HSBC	9/26/13	317,000,000	279,098	283,593	4,495
Philippine Peso	HSBC	9/30/13	3,200,000	76,303	76,338	35

				19,445,461	19,774,759	329,298

At September 30, 2012, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Norwegian Krone/European Euro	Deutsche Bank	2,110,000 NOK	270,305 EUR	383,781	404,384	20,603
Norwegian Krone/European Euro	UBS Warburg	275,700 NOK	34,983 EUR	48,324	51,429	3,105
Norwegian Krone/European Euro	Morgan Stanley	158,780 NOK	20,010 EUR	26,757	28,697	1,940
Norwegian Krone/European Euro	Morgan Stanley	240,000 NOK	30,244 EUR	40,443	43,378	2,935
Norwegian Krone/European Euro	UBS Warburg	600,000 NOK	75,559 EUR	101,109	108,511	7,402
Norwegian Krone/European Euro	UBS Warburg	180,000 NOK	22,848 EUR	30,782	32,761	1,979
Polish Zloty/European Euro	Deutsche Bank	700,000 PLN	158,278 EUR	225,026	239,366	14,340
Polish Zloty/European Euro	Deutsche Bank	233,000 PLN	53,941 EUR	71,884	74,201	2,317
Polish Zloty/European Euro	Barclays Bank	233,000 PLN	53,873 EUR	71,530	73,935	2,405
Polish Zloty/European Euro	Deutsche Bank	233,000 PLN	53,524 EUR	70,341	73,172	2,831
Polish Zloty/European Euro	Morgan Stanley	91,000 PLN	20,218 EUR	25,649	27,366	1,717
Swedish Krona/European Euro	Deutsche Bank	4,380,000 SEK	479,412 EUR	679,959	730,177	50,218
Swedish Krona/European Euro	Deutsche Bank	5,900,000 SEK	685,051 EUR	886,996	893,443	6,447

				2,662,581	2,780,820	118,239

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks +(97.0%):
Aerospace & Defense (2.0%):
12,540	Boeing Co. (The)	$873,035
13,425	Honeywell International, Inc.	802,144
8,505	Raytheon Co.	486,146
15,405	United Technologies Corp.	1,206,057

		3,367,382

Air Freight & Logistics (1.0%):
23,150	United Parcel Service, Inc., Class B	1,656,845

Auto Components (0.0%):
4,300	Cooper Tire & Rubber Co.	82,474

Automobiles (0.3%):
45,160	Ford Motor Co.	445,278

Beverages (3.0%):
60,260	Coca-Cola Co. (The)	2,285,662
5,138	Monster Beverage Corp. *	278,274
35,345	PepsiCo, Inc.	2,501,366

		5,065,302

Biotechnology (1.4%):
15,815	Amgen, Inc.	1,333,521
3,350	Biogen Idec, Inc. *	499,920
8,520	Gilead Sciences, Inc. *	565,132
940	Vertex Pharmaceuticals, Inc. *	52,593

		2,451,166

Capital Markets (1.6%):
23,390	Charles Schwab Corp. (The)	299,158
9,675	Eaton Vance Corp.	280,188
8,440	Goldman Sachs Group, Inc. (The)	959,459
15,245	Legg Mason, Inc.	376,247
26,890	Morgan Stanley	450,139
5,800	TD Ameritrade Holding Corp.	89,146
6,025	Waddell & Reed Financial, Inc., Class A	197,439

		2,651,776

Chemicals (2.2%):
24,580	Dow Chemical Co. (The)	711,837
18,470	E.I. du Pont de Nemours & Co.	928,487
8,790	Eastman Chemical Co.	501,118
3,970	LyondellBasell Industries NV, Class A	205,090
8,340	Monsanto Co.	759,107
9,530	Olin Corp.	207,087
2,950	Potash Corp. of Saskatchewan, Inc.	128,089
8,060	RPM International, Inc.	230,032

		3,670,847

Commercial Banks (2.5%):
4,530	Associated Banc-Corp.	59,660
3,230	FirstMerit Corp.	47,578
4,600	Old National Bancorp	62,606
40,655	U.S. Bancorp	1,394,466
77,405	Wells Fargo & Co.	2,672,795

		4,237,105

Commercial Services & Supplies (0.4%):
7,515	Avery Dennison Corp.	239,127
9,290	R.R. Donnelley & Sons Co.	98,474
5,040	Tyco International, Ltd.	283,550
11,465	Waste Management, Inc.	367,797

		988,948

Communications Equipment (2.0%):
68,270	Cisco Systems, Inc.	1,303,274
5,949	Motorola Solutions, Inc.	300,722

Shares		Fair Value
Common Stocks+, continued
Communications Equipment, continued
28,470	QUALCOMM, Inc.	$1,779,091
10,370	Telefonaktiebolaget LM Ericsson, Sponsored ADR	94,678

		3,477,765

Computers & Peripherals (5.5%):
12,135	Apple, Inc.	8,097,200
16,610	Dell, Inc.	163,775
19,380	EMC Corp. *	528,492
26,445	Hewlett-Packard Co.	451,152
4,510	Seagate Technology plc	139,810

		9,380,429

Consumer Finance (0.7%):
12,110	American Express Co.	688,575
13,780	Discover Financial Services	547,479

		1,236,054

Containers & Packaging (0.1%):
3,110	Sonoco Products Co.	96,379

Distributors (0.3%):
7,385	Genuine Parts Co.	450,707

Diversified Financial Services (3.2%):
135,035	Bank of America Corp.	1,192,359
37,118	Citigroup, Inc.	1,214,501
12,085	CME Group, Inc.	692,470
53,870	JPMorgan Chase & Co.	2,180,658
5,085	NYSE Euronext	125,345

		5,405,333

Diversified Telecommunication Services (3.3%):
83,845	AT&T, Inc.	3,160,957
20,464	Frontier Communications Corp.	100,274
50,285	Verizon Communications, Inc.	2,291,487

		5,552,718

Electric Utilities (1.5%):
30,671	Duke Energy Corp.	1,987,481
1,970	Hawaiian Electric Industries, Inc.	51,831
3,635	OGE Energy Corp.	201,597
26,765	Pepco Holdings, Inc.	505,858

		2,746,767

Electrical Equipment (0.6%):
16,240	Emerson Electric Co.	783,905
2,620	Hubbell, Inc., Class B	211,539

		995,444

Electronic Equipment, Instruments & Components (0.4%):
28,530	Corning, Inc.	375,169
6,850	TE Connectivity, Ltd.	232,969

		608,138

Energy Equipment & Services (1.9%):
8,200	Baker Hughes, Inc.	370,886
1,545	CARBO Ceramics, Inc.	97,211
1,400	Diamond Offshore Drilling, Inc.	92,134
19,150	Halliburton Co.	645,164
12,835	Patterson-UTI Energy, Inc.	203,306
22,481	Schlumberger, Ltd.	1,626,051
3,270	Tidewater, Inc.	158,693

		3,193,445

Food & Staples Retailing (1.8%):
22,335	CVS Caremark Corp.	1,081,461
27,480	Wal-Mart Stores, Inc.	2,028,024

		3,109,485

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks+, continued
Food Products (1.3%):
21,730	ConAgra Foods, Inc.	$599,531
37,470	Kraft Foods, Inc., Class A	1,549,384

		2,148,915

Gas Utilities (0.6%):
1,926	AGL Resources, Inc.	78,793
4,880	National Fuel Gas Co.	263,715
13,110	ONEOK, Inc.	633,344
3,400	WGL Holdings, Inc.	136,850

		1,112,702

Health Care Equipment & Supplies (1.3%):
11,160	Baxter International, Inc.	672,502
27,130	Boston Scientific Corp. *	155,726
3,740	Covidien plc	222,231
970	Intuitive Surgical, Inc. *	480,761
15,775	Medtronic, Inc.	680,218

		2,211,438

Health Care Providers & Services (1.8%):
13,385	Aetna, Inc.	530,046
4,915	Coventry Health Care, Inc.	204,906
11,445	Express Scripts Holding Co. *	717,258
7,270	HCA Holdings, Inc.	241,728
18,280	UnitedHealth Group, Inc.	1,012,895
2,840	Universal Health Services, Inc., Class B	129,873
4,770	WellPoint, Inc.	276,708

		3,113,414

Hotels, Restaurants & Leisure (1.8%):
18,260	International Game Technology	239,023
4,050	Las Vegas Sands Corp.	187,798
22,005	McDonald’s Corp.	2,018,959
10,270	Melco Crown Entertainment, Ltd., Sponsored ADR *	138,440
10,840	MGM Resorts International *	116,530
1,360	Tim Hortons, Inc.	70,761
6,190	Wendy’s Co. (The)	28,164
2,170	Wynn Resorts, Ltd.	250,505

		3,050,180

Household Durables (0.8%):
14,810	Leggett & Platt, Inc.	370,990
14,875	Newell Rubbermaid, Inc.	283,964
6,890	Toll Brothers, Inc. *	228,955
4,445	Tupperware Brands Corp.	238,208
2,640	Whirlpool Corp.	218,882

		1,340,999

Household Products (2.0%):
6,030	Colgate-Palmolive Co.	646,536
5,795	Kimberly-Clark Corp.	497,095
33,405	Procter & Gamble Co. (The)	2,316,971

		3,460,602

Industrial Conglomerates (2.6%):
11,095	3M Co.	1,025,400
135,405	General Electric Co.	3,075,048

		4,100,448

Shares		Fair Value
Common Stocks+, continued
Insurance (2.6%):
950	AEGON NV, NYS, Sponsored ADR	$4,950
5,100	AFLAC, Inc.	244,188
15,730	Allstate Corp. (The)	623,065
7,170	American International Group, Inc. *	235,104
2,420	Aon plc	126,542
7,550	Arthur J. Gallagher & Co.	270,441
8,930	Berkshire Hathaway, Inc., Class B *	787,626
9,015	Fidelity National Financial, Inc., Class A	192,831
8,860	Lincoln National Corp.	214,323
12,715	Marsh & McLennan Cos., Inc.	431,420
2,380	Mercury General Corp.	91,987
12,420	Old Republic International Corp.	115,506
4,570	Principal Financial Group, Inc.	123,116
8,760	Travelers Cos., Inc. (The)	597,958
15,235	XL Group plc	366,097

		4,425,154

Internet & Catalog Retail (0.8%):
5,695	Amazon.com, Inc. *	1,448,352

Internet Software & Services (2.7%):
4,240	Akamai Technologies, Inc. *	162,222
1,390	Baidu, Inc., Sponsored ADR *	162,380
19,990	eBay, Inc. *	967,716
3,825	Google, Inc., Class A *	2,885,962
850	LinkedIn Corp., Class A *	102,340
5,120	VeriSign, Inc. *	249,293

		4,529,913

IT Services (4.3%):
16,960	Automatic Data Processing, Inc.	994,874
4,160	Broadridge Financial Solutions, Inc.	97,053
8,020	Cognizant Technology Solutions Corp., Class A *	560,758
6,840	Fidelity National Information Services, Inc.	213,545
16,685	International Business Machines Corp.	3,461,303
22,615	Paychex, Inc.	752,853
6,160	Visa, Inc., Class A	827,165
20,705	Western Union Co.	377,245

		7,284,796

Leisure Equipment & Products (0.4%):
19,800	Mattel, Inc.	702,504

Machinery (2.8%):
11,700	Caterpillar, Inc.	1,006,668
6,020	Cummins, Inc.	555,104
9,130	Deere & Co.	753,134
14,430	Eaton Corp.	681,962
6,245	Parker Hannifin Corp.	521,957
2,770	Pentair, Inc.	123,293
2,745	Snap-On, Inc.	197,283
4,495	SPX Corp.	294,018
6,730	Stanley Black & Decker, Inc.	513,162
4,920	Timken Co.	182,827

		4,829,408

Media (2.9%):
20,245	News Corp., Class B	502,076
9,035	Omnicom Group, Inc.	465,845
52,270	Sirius XM Radio, Inc. *	135,902
7,920	Time Warner Cable, Inc.	752,875

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks+, continued
Media, continued
19,440	Time Warner, Inc.	$881,215
7,070	Virgin Media, Inc.	208,141
36,650	Walt Disney Co. (The)	1,916,062

		4,862,116

Metals & Mining (1.1%):
37,285	Alcoa, Inc.	329,972
15,770	Freeport-McMoRan Copper & Gold, Inc.	624,177
10,015	Gerdau SA, Sponsored ADR	95,243
7,280	Nucor Corp.	278,533
5,550	Silver Wheaton Corp.	220,390
4,759	Southern Copper Corp.	163,519
12,250	Steel Dynamics, Inc.	137,568
2,920	Worthington Industries, Inc.	63,247

		1,912,649

Multi-Utilities (1.6%):
16,090	Ameren Corp.	525,660
7,630	CenterPoint Energy, Inc.	162,519
14,135	Consolidated Edison, Inc.	846,545
7,315	Integrys Energy Group, Inc.	381,843
19,410	Public Service Enterprise Group, Inc.	624,614

		2,541,181

Multiline Retail (0.8%):
7,145	J.C. Penney Co., Inc.	173,552
10,040	Macy’s, Inc.	377,705
9,400	Nordstrom, Inc.	518,692
1,320	Sears Holdings Corp. *	73,247
4,810	Target Corp.	305,290

		1,448,486

Oil, Gas & Consumable Fuels (8.9%):
21,125	Chesapeake Energy Corp.	398,629
31,750	Chevron Corp.	3,700,780
1,220	CNOOC, Ltd., Sponsored ADR	247,331
27,610	ConocoPhillips	1,578,740
7,990	CONSOL Energy, Inc.	240,099
65,660	Exxon Mobil Corp.	6,004,607
6,100	HollyFrontier Corp.	251,747
17,570	Occidental Petroleum Corp.	1,512,074
12,630	Phillips 66	585,653
12,245	Southwestern Energy Co. *	425,881
3,210	Statoil ASA, Sponsored ADR	82,786
1,640	Total SA, Sponsored ADR	82,164

		15,110,491

Paper & Forest Products (0.3%):
14,240	MeadWestvaco Corp.	435,744

Personal Products (0.2%):
12,390	Avon Products, Inc.	197,620
2,240	Herbalife, Ltd.	106,176

		303,796

Pharmaceuticals (6.3%):
28,750	Abbott Laboratories	1,971,100
16,670	Bristol-Myers Squibb Co.	562,613
12,710	Eli Lilly & Co.	602,581
4,160	GlaxoSmithKline plc, Sponsored ADR	192,358
38,810	Johnson & Johnson Co.	2,674,397
45,950	Merck & Co., Inc.	2,072,345
105,445	Pfizer, Inc.	2,620,308

		10,695,702

Shares		Fair Value
Common Stocks+, continued
Professional Services (0.1%):
1,740	Dun & Bradstreet Corp.	$138,539

Real Estate Investment Trusts (REITs) (2.0%):
10,140	American Capital Agency Corp.	350,743
42,780	Annaly Capital Management, Inc.	720,415
27,870	Duke Realty Corp.	409,689
6,040	Hatteras Financial Corp.	170,268
3,180	Healthcare Realty Trust, Inc.	73,299
10,870	Liberty Property Trust	393,929
11,095	Mack-Cali Realty Corp.	295,127
11,825	Senior Housing Properties Trust	257,548
11,718	Ventas, Inc.	729,445

		3,400,463

Road & Rail (0.5%):
34,535	CSX Corp.	716,601
12,680	Hertz Global Holdings, Inc. *	174,097

		890,698

Semiconductors & Semiconductor Equipment (2.1%):
18,040	Advanced Micro Devices, Inc. *	60,795
2,980	Altera Corp.	101,275
7,190	Analog Devices, Inc.	281,776
8,530	Applied Materials, Inc.	95,238
1,270	First Solar, Inc. *	28,124
74,865	Intel Corp.	1,697,938
7,315	Linear Technology Corp.	232,983
9,745	Microchip Technology, Inc.	319,051
9,835	NVIDIA Corp. *	131,199
4,360	Skyworks Solutions, Inc. *	102,743
15,660	Texas Instruments, Inc.	431,433
5,200	Xilinx, Inc.	173,732

		3,656,287

Software (3.7%):
14,940	Activision Blizzard, Inc.	168,523
9,075	Adobe Systems, Inc. *	294,575
6,720	Autodesk, Inc. *	224,246
113,495	Microsoft Corp.	3,379,881
3,980	Nuance Communications, Inc. *	99,062
59,125	Oracle Corp.	1,861,846
9,470	Symantec Corp. *	170,460
5,390	TIBCO Software, Inc. *	162,940

		6,361,533

Specialty Retail (2.6%):
3,590	Abercrombie & Fitch Co., Class A	121,773
10,580	American Eagle Outfitters, Inc.	223,026
6,045	Best Buy Co., Inc.	103,914
4,640	Foot Locker, Inc.	164,720
6,175	Gap, Inc. (The)	220,941
27,415	Home Depot, Inc. (The)	1,655,044
13,120	Limited Brands, Inc. (The)	646,291
21,710	Lowe’s Cos., Inc.	656,510
5,560	RadioShack Corp.	13,233
5,250	Tiffany & Co.	324,870
7,910	TJX Cos., Inc. (The)	354,289

		4,484,611

Thrifts & Mortgage Finance (0.2%):
23,925	New York Community Bancorp, Inc.	338,778

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Gateway Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Contracts		Fair Value
Common Stocks+, continued
Tobacco (2.2%):
34,220	Altria Group, Inc.	$1,142,606
24,065	Philip Morris International, Inc.	2,164,406
9,070	Reynolds American, Inc.	393,094
4,012	Vector Group, Ltd.	66,560

		3,766,666

Trading Companies & Distributors (0.0%):
1,885	GATX Corp.	79,999

Total Common Stocks (Cost $156,253,241)		165,056,351

Purchased Put Options (0.4%):
128	On S&P 500 Index, Strike @ 1,225 Exp. 10/20/12	7,040
240	On S&P 500 Index, Strike @ 1,275 Exp. 10/20/12	21,600
198	On S&P 500 Index, Strike @ 1,275 Exp. 11/17/12	73,260
213	On S&P 500 Index, Strike @ 1,300 Exp. 11/17/12	104,370
90	On S&P 500 Index, Strike @ 1,275 Exp. 12/22/12	79,200
266	On S&P 500 Index, Strike @ 1,350 Exp. 12/22/12	473,480

Total Purchased Put Options (Cost $1,046,534)		758,950

Shares or Contracts		Fair Value
Unaffiliated Investment Company (4.8%):
8,099,263	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (a)	$8,099,263

Total Unaffiliated Investment Company (Cost $8,099,263)		8,099,263

Total Investment Securities (Cost $165,399,038)(b) — 102.2%		173,914,564
Net other assets (liabilities) — (2.2)%		(3,748,441)

Net Assets — 100.0%		$170,166,123

Percentages indicated are based on net assets as of September 30, 2012.

ADR	American Depositary Receipt
NYS	New York Shares
*	Non-income producing security
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
(a)	The rate represents the effective yield at September 30, 2012.
(b)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Number of Contracts		Fair Value
Written Call Options (-2.3%)
(204)	On S&P 500 Index, Strike @ 1,375 Exp. 10/20/12	$(1,390,260)
(160)	On S&P 500 Index, Strike @ 1,400 Exp. 10/20/12	(735,200)
(160)	On S&P 500 Index, Strike @ 1,425 Exp. 10/20/12	(423,200)
(209)	On S&P 500 Index, Strike @ 1,450 Exp. 10/20/12	(246,620)
(170)	On S&P 500 Index, Strike @ 1,425 Exp. 11/17/12	(617,950)
(232)	On S&P 500 Index, Strike @ 1,450 Exp. 11/17/12	(504,600)

	Total Written Call Options (Premiums received $(4,943,534))	$(3,917,830)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (98.1%):
Aerospace & Defense (0.8%):
164,331	BAE Systems plc	$864,991
54,588	Cobham plc	195,845
20,812	European Aeronautic Defence & Space Co. NV	661,568
21,585	Finmeccanica SpA *^	102,878
39,742	Meggitt plc	254,100
95,161	Rolls-Royce Holdings plc	1,298,533
11,792	Safran SA	425,007
77,000	Singapore Technologies Engineering, Ltd.	221,795
4,828	Thales SA	166,250
1,773	Zodiac Aerospace	172,932

		4,363,899

Air Freight & Logistics (0.3%):
43,504	Deutsche Post AG	850,429
15,662	TNT Express NV	163,640
33,262	Toll Holdings, Ltd.	152,066
18,800	Yamato Holdings Co., Ltd.	297,709

		1,463,844

Airlines (0.2%):
57,000	All Nippon Airways Co., Ltd. ^	119,791
59,000	Cathay Pacific Airways, Ltd.	95,765
11,860	Deutsche Lufthansa AG, Registered Shares	161,077
45,019	International Consolidated Airlines Group SA *	108,496
57,609	Qantas Airways, Ltd. *	72,561
1,200	Ryanair Holdings plc, Sponsored ADR *	38,700
28,000	Singapore Airlines, Ltd.	244,728

		841,118

Auto Components (0.8%):
9,600	AISIN SEIKI Co., Ltd.	272,902
32,900	Bridgestone Corp.	762,633
9,151	Compagnie Generale DES Establissements Michelin SCA, Class B	719,327
4,126	Continental AG	404,729
24,700	DENSO Corp. ^	775,331
79,226	GKN plc	275,379
5,000	Koito Manufacturing Co., Ltd.	57,756
9,000	NGK Spark Plug Co., Ltd.	94,642
7,800	NHK SPRING Co., Ltd.	66,928
5,300	NOK Corp.	84,799
5,476	Nokian Renkaat OYJ	223,683
12,581	Pirelli & C. SpA ^	135,918
7,400	Stanley Electric Co., Ltd.	109,555
8,700	Sumitomo Rubber Industries, Ltd.	103,290
3,000	Toyoda Gosei Co., Ltd. ^	60,048
3,100	Toyota Boshoku Corp. ^	32,157
8,400	Toyota Industries Corp.	235,062

		4,414,139

Automobiles (2.9%):
16,675	Bayerische Motoren Werke AG (BMW)	1,222,318
9,000	Daihatsu Motor Co., Ltd.	150,068
46,060	Daimler AG, Registered Shares	2,233,810
44,823	Fiat SpA *	240,136
29,000	Fuji Heavy Industries, Ltd.	240,624

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
82,800	Honda Motor Co., Ltd.	$2,541,345
60,000	Isuzu Motors, Ltd.	289,649
130,000	Mazda Motor Corp. *	151,452
193,000	Mitsubishi Motors Corp. *	178,017
126,600	Nissan Motor Co., Ltd.	1,078,143
10,823	PSA Peugeot Citroen SA *^	85,819
9,919	Renault SA	467,456
18,900	Suzuki Motor Corp.	366,738
140,000	Toyota Motor Corp.	5,494,500
1,562	Volkswagen AG	261,557
13,500	Yamaha Motor Co., Ltd.	117,910

		15,119,542

Beverages (2.7%):
40,837	Anheuser-Busch InBev NV	3,492,861
19,500	Asahi Breweries, Ltd.	480,681
5,563	Carlsberg A/S, Class B	493,371
28,818	Coca-Cola Amatil, Ltd.	403,866
10,458	Coca-Cola Hellenic Bottling Co. SA	195,192
3,100	Coca-Cola West Co., Ltd.	51,227
30,541	DE Master Blenders 1753 NV *	368,420
127,255	Diageo plc	3,582,602
5,181	Heineken Holding NV	252,066
11,603	Heineken NV ^	692,876
45,000	Kirin Holdings Co., Ltd.	601,870
10,697	Pernod Ricard SA	1,201,946
1,149	Remy Cointreau SA *(a)(b)	—
1,196	Remy Cointreau SA	137,532
48,548	SABMiller plc	2,135,501

		14,090,011

Biotechnology (0.3%):
5,525	Actelion, Ltd., Registered Shares	277,259
25,941	CSL, Ltd.	1,233,657
7,704	Grifols SA *	254,687

		1,765,603

Building Products (0.5%):
53,000	Asahi Glass Co., Ltd.	352,927
16,846	Assa Abloy AB, Class B	546,961
20,366	Compagnie de Saint-Gobain	717,817
11,900	Daikin Industries, Ltd. ^	308,337
1,946	Geberit AG, Registered Shares ^	424,110
13,200	JS Group Corp.	314,892
15,000	TOTO, Ltd.	110,297

		2,775,341

Capital Markets (1.7%):
49,956	3i Group plc	180,166
44,490	Aberdeen Asset Management plc	224,025
61,914	Credit Suisse Group AG, Registered Shares	1,317,171
84,300	Daiwa Securities Group, Inc. ^	320,587
47,240	Deutsche Bank AG, Registered Shares	1,869,327
9,723	GAM Holding, Ltd. ^	126,952
28,305	ICAP plc	147,211
27,684	Investec plc	171,386
10,402	Julius Baer Group, Ltd.	362,849
16,972	Macquarie Group, Ltd.	498,202
91,641	Man Group plc	122,353
29,030	Mediobanca SpA	155,745
182,800	Nomura Holdings, Inc.	652,928
677	Partners Group Holding AG	140,965

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
10,797	Ratos AB, B Shares ^	$95,502
11,690	SBI Holdings, Inc.	75,296
5,563	Schroders plc	136,851
184,806	UBS AG, Registered Shares	2,256,193

		8,853,709

Chemicals (3.7%):
15,866	Air Liquide SA	1,970,508
7,000	Air Water, Inc. ^	85,734
11,866	Akzo Nobel NV	672,063
3,152	Arkema, Inc.	296,056
63,000	Asahi Kasei Corp.	325,212
46,501	BASF SE	3,928,763
6,883	Croda International plc	269,926
17,000	Daicel Chemical Industries, Ltd.	101,920
26,000	Denki Kagaku Kogyo Kabushiki Kaisha	80,577
417	Givaudan SA, Registered Shares ^	396,376
5,400	Hitachi Chemical Co., Ltd.	72,965
82,004	Incitec Pivot, Ltd.	252,012
23,192	Israel Chemicals, Ltd.	281,695
121	Israel Corp., Ltd. (The)	76,722
10,291	Johnson Matthey plc	401,921
8,700	JSR Corp. ^	142,640
8,778	K+S AG, Registered Shares	432,489
15,000	Kaneka Corp.	72,250
12,000	Kansai Paint Co., Ltd.	132,230
7,936	Koninklijke DSM NV	396,670
17,900	Kuraray Co., Ltd.	203,395
4,089	Lanxess AG	339,417
9,397	Linde AG	1,619,928
68,000	Mitsubishi Chemical Holdings Corp.	260,386
20,000	Mitsubishi Gas Chemical Co., Inc.	100,412
43,000	Mitsui Chemicals, Inc. ^	83,721
8,600	Nitto Denko Corp.	409,680
12,170	Novozymes A/S, B Shares	335,753
18,558	Orica, Ltd.	476,858
21,000	Shin-Etsu Chemical Co., Ltd.	1,180,809
72,000	Showa Denko K.K. ^	114,338
113	Sika AG-Bearer Shares ^	230,818
3,072	Solvay SA	356,673
75,000	SUMITOMO CHEMICAL Co., Ltd. ^	191,110
4,807	Syngenta AG, Registered Shares	1,796,953
12,000	Taiyo Nippon Sanso Corp.	63,172
48,000	Teijin, Ltd.	117,420
75,000	TORAY INDUSTRIES, Inc.	443,843
30,000	Tosoh Corp.	56,864
55,000	Ube Industries, Ltd.	118,343
5,638	Umicore	295,602
826	Wacker Chemie AG	53,074
9,576	Yara International ASA	481,128

		19,718,426

Commercial Banks (12.1%):
31,000	Aozora Bank, Ltd.	94,904
136,143	Australia & New Zealand Banking Group, Ltd.	3,481,721
307,322	Banca Monte dei Paschi di Siena SpA *^	88,889
273,088	Banco Bilbao Vizcaya Argentaria SA ^	2,158,942
141,184	Banco de Sabadell SA *^	380,472

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
97,520	Banco Espirito Santo SA *	$70,907
88,522	Banco Popolare Societa Cooperativa *^	133,223
66,971	Banco Popular Espanol SA ^	146,854
499,273	Banco Santander SA *	3,739,942
55,152	Bank Hapoalim BM *	196,660
61,840	Bank Leumi Le *	172,481
68,400	Bank of East Asia, Ltd. (The)	255,803
17,000	Bank of Kyoto, Ltd. (The) ^	143,578
63,000	Bank of Yokohama, Ltd. (The)	298,402
50,462	Bankia SA *^	84,261
144	Banque Cantonale Vaudoise, Registered Shares	74,691
582,387	Barclays plc	2,026,986
19,668	Bendigo and Adelaide Bank, Ltd.	156,219
49,099	BNP Paribas SA	2,346,437
189,000	BOC Hong Kong Holdings, Ltd.	598,911
41,000	Chiba Bank, Ltd. (The)	237,702
8,000	Chugoku Bank, Ltd. (The)	112,268
159,030	Chuo Mitsui Trust Holdings, Inc.	472,451
185,224	Commerzbank AG *	331,973
80,640	Commonwealth Bank of Australia	4,648,429
49,819	Credit Agricole SA *	345,931
41,370	Criteria Caixacorp SA ^	155,486
33,032	Danske Bank A/S *	597,092
92,000	DBS Group Holdings, Ltd.	1,074,818
50,148	DnB NOR ASA	617,015
11,707	Erste Group Bank AG *	262,373
40,000	Fukuoka Financial Group, Inc.	162,441
20,000	Gunma Bank, Ltd. (The)	101,128
22,000	Hachijuni Bank, Ltd. (The)	121,306
38,400	Hang Seng Bank, Ltd.	588,532
921,752	HSBC Holdings plc	8,551,972
506,544	Intesa Sanpaolo	774,597
52,983	Intesa Sanpaolo	68,839
12,000	Iyo Bank, Ltd. (The)	97,795
33,000	Joyo Bank, Ltd. (The) ^	160,778
8,475	KBC Groep NV	204,463
2,135,499	Lloyds Banking Group plc *	1,345,355
647,100	Mitsubishi UFJ Financial Group, Inc.	3,015,785
5,964	Mizrahi Tefahot Bank, Ltd. *	52,810
1,159,239	Mizuho Financial Group, Inc. ^	1,876,981
113,712	National Australia Bank, Ltd.	2,995,452
45,227	Natixis	143,019
35,000	NISHI-NIPPON CITY BANK, Ltd. (The)	81,150
133,618	Nordea Bank AB	1,327,004
132,000	Oversea-Chinese Banking Corp., Ltd.	1,002,181
2,377	Raiffeisen International Bank-Holding AG	86,444
96,287	Resona Holdings, Inc.	394,666
107,363	Royal Bank of Scotland Group plc *	445,864
25,800	Seven Bank, Ltd.	78,672
76,000	Shinsei Bank, Ltd.	98,300
29,000	Shizuoka Bank, Ltd. (The)	296,894
72,371	Skandinaviska Enskilda Banken AB, Class A	608,149
35,551	Societe Generale *	1,013,883
121,141	Standard Chartered plc	2,743,704
68,169	Sumitomo Mitsui Financial Group, Inc.	2,121,204

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
9,000	Suruga Bank, Ltd. ^	$101,740
24,933	Svenska Handelsbanken AB, A Shares	936,961
41,427	Swedbank AB, A Shares	779,548
44,063	UBI Banca - Unione di Banche Italiane SCPA	163,594
206,336	UniCredit SpA *	862,404
64,000	United Overseas Bank, Ltd.	1,022,143
155,109	Westpac Banking Corp.	3,983,144
9,500	Wing Hang Bank, Ltd.	88,987
10,000	Yamaguchi Financial Group, Inc.	80,978

		64,084,688

Commercial Services & Supplies (0.6%):
13,651	Aggreko plc	511,149
17,730	Babcock International Group plc	265,814
79,963	Brambles, Ltd.	579,972
28,000	Dai Nippon Printing Co., Ltd. ^	195,122
8,587	Edenred	241,683
70,037	G4S plc	300,987
10,600	SECOM Co., Ltd.	552,703
15,633	Securitas AB, B Shares ^	117,700
25,280	Serco Group plc	237,251
1,491	Societe BIC SA	180,372
28,000	TOPPAN PRINTING Co., Ltd. ^	162,466

		3,345,219

Communications Equipment (0.4%):
115,030	Alcatel-Lucent *^	127,417
188,491	Nokia OYJ ^	485,450
152,960	Telefonaktiebolaget LM Ericsson, B Shares	1,395,646

		2,008,513

Computers & Peripherals (0.3%):
98,000	Fujitsu, Ltd.	367,730
3,986	Gemalto NV	351,075
121,000	NEC Corp. *^	191,254
6,000	Seiko Epson Corp. ^	35,926
204,000	Toshiba Corp.	652,962

		1,598,947

Construction & Engineering (0.7%):
7,723	ACS, Actividades de Construccion y Servicios SA ^	159,734
33,846	Balfour Beatty plc	166,430
9,840	Bouygues SA	240,954
8,000	Chiyoda Corp.	124,384
20,604	Ferrovial SA	268,716
1,489	Hochtief AG *	69,882
10,000	JGC Corp.	333,687
42,000	Kajima Corp. ^	114,600
6,000	Kinden Corp.	37,815
3,394	Koninklijke Boskalis Westminster NV	123,024
8,069	Leighton Holdings, Ltd. ^	138,219
34,000	Obayashi Corp.	155,067
30,000	Shimizu Corp.	101,077
18,774	Skanska AB, B Shares ^	304,623
51,000	TAISEI Corp. ^	146,373
23,126	Vinci SA	988,245

		3,472,830

Construction Materials (0.6%):
39,357	Boral, Ltd.	156,092

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
36,175	CRH plc	$697,097
33,930	Fletcher Building, Ltd.	195,311
7,131	HeidelbergCement AG	374,346
11,733	Holcim, Ltd., Registered Shares	747,393
1,754	Imerys SA	103,268
21,960	James Hardie Industries SE	197,259
9,604	Lafarge SA	519,382
59,000	Taiheiyo Cement Corp. ^	126,963

		3,117,111

Consumer Finance (0.0%):
3,000	Aeon Credit Service Co., Ltd. ^	64,558
7,800	Credit Saison Co., Ltd.	188,522

		253,080

Containers & Packaging (0.2%):
61,270	Amcor, Ltd.	491,784
45,278	Rexam plc	318,765
8,000	Toyo Seikan Kaisha, Ltd. ^	85,560

		896,109

Distributors (0.1%):
5,000	Jardine Cycle & Carriage, Ltd.	195,491
292,000	Li & Fung, Ltd.	451,905

		647,396

Diversified Consumer Services (0.0%):
3,300	Benesse Holdings, Inc.	159,719

Diversified Financial Services (1.1%):
8,898	ASX, Ltd.	272,290
74,028	BGP Holdings plc *(a)(b)	—
9,798	Deutsche Boerse AG	542,554
1,515	Eurazeo	69,591
2,948	EXOR SpA	74,412
110,000	First Pacific Co., Ltd.	119,388
4,149	Groupe Bruxelles Lambert SA	308,231
52,400	Hong Kong Exchanges & Clearing, Ltd.	788,707
5,441	Industrivarden AB, C Shares	78,058
194,816	ING Groep NV *	1,548,501
22,819	Investor AB, B Shares	503,723
10,342	Kinnevik Investment AB, Class B	215,173
9,355	London Stock Exchange Group plc	142,662
2,970	Mitsubishi UFJ Lease & Finance Co., Ltd.	125,173
5,360	ORIX Corp.	537,602
1,327	Pargesa Holding SA	88,012
7,607	Pohjola Bank plc	100,378
43,000	Singapore Exchange, Ltd.	244,582

		5,759,037

Diversified Telecommunication Services (3.1%):
7,531	Belgacom SA	230,062
91,058	Bezeq The Israeli Telecommunication Corp., Ltd.	105,903
394,837	BT Group plc	1,472,534
142,801	Deutsche Telekom AG, Registered Shares	1,757,213
7,163	Elisa OYJ	162,106
94,224	France Telecom SA	1,138,957
1,190	Iliad SA	193,903
23,061	Inmarsat plc	220,243
51,468	Koninklijke (Royal) KPN NV	393,989

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
22,276	Nippon Telegraph & Telephone Corp.	$1,057,304
178,000	PCCW, Ltd.	72,635
30,963	Portugal Telecom SGPS SA, Registered Shares	153,366
406,000	Singapore Telecommunications, Ltd.	1,057,190
1,153	Swisscom AG, Registered Shares	464,020
25,251	TDC A/S	184,071
15,906	Tele2 AB, B Shares	289,271
98,483	Telecom Corp. of New Zealand, Ltd. ^	193,966
474,934	Telecom Italia SpA	477,193
303,854	Telecom Italia SpA	266,458
205,107	Telefonica SA	2,734,685
12,333	Telekom Austria AG	87,244
3,024	Telenet Group Holding NV	135,213
36,142	Telenor ASA	705,713
108,985	TeliaSonera AB	785,924
219,716	Telstra Corp., Ltd.	891,169
65,762	Vivendi	1,285,654

		16,515,986

Electric Utilities (1.9%):
1,120	Acciona SA	63,971
24,000	Cheung Kong Infrastructure Holdings, Ltd.	145,515
32,800	Chubu Electric Power Co., Inc. ^	427,438
15,300	Chugoku Electric Power Co., Inc. (The) ^	203,285
91,500	CLP Holdings, Ltd.	776,741
19,882	Contact Energy, Ltd.	86,750
91,483	E.ON AG	2,173,845
98,342	EDP - Energias de Portugal SA	271,209
11,910	Electricite de France	250,055
331,801	Enel SpA	1,176,122
22,683	Fortum OYJ ^	418,226
9,600	Hokkaido Electric Power Co., Inc.	76,987
8,900	Hokuriku Electric Power Co.	107,836
70,000	Hongkong Electric Holdings, Ltd.	594,305
199,557	Iberdrola SA	907,764
37,700	Kansai Electric Power Co., Inc. (The)	291,735
21,500	Kyushu Electric Power Co., Inc.	177,091
3,430	Oesterreichische Elektrizitaetswirtschafts AG, Class A	71,049
5,557	Red Electrica Corporacion SA	263,899
47,795	Scottish & Southern Energy plc	1,074,994
8,400	Shikoku Electric Power Co., Inc. ^	93,805
86,670	SP AusNet	93,915
66,602	Terna - Rete Elettrica Nationale SpA	248,605
22,600	Tohoku Electric Power Co., Inc. *	181,174
72,900	Tokyo Electric Power Co., Inc. (The) *	119,570

		10,295,886

Electrical Equipment (1.2%):
111,689	ABB, Ltd.	2,100,360
10,503	Alstom SA	369,628
30,000	Fuji Electric Holdings Co., Ltd. ^	61,083
29,000	Furukawa Electric Co., Ltd. (The)	54,496
19,000	GS Yuasa Corp. ^	79,147
12,221	Legrand SA	461,865
1,100	MABUCHI MOTOR Co., Ltd.	50,305
99,000	Mitsubishi Electric Corp.	729,242
5,600	Nidec Corp. ^	409,559
10,338	Prysmian SpA	185,049

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
26,474	Schneider Electric SA	$1,572,253
38,500	Sumitomo Electric Industries, Ltd.	406,751
4,800	Ushio, Inc.	57,670

		6,537,408

Electronic Equipment, Instruments & Components (1.1%):
14,500	Citizen Holdings Co., Ltd.	73,286
102,144	Foxconn International Holdings, Ltd. *	33,457
23,600	Fujifilm Holdings Corp.	395,280
3,700	Hamamatsu Photonics K.K. ^	127,071
11,938	Hexagon AB, B Shares ^	257,006
1,500	HIROSE ELECTRIC Co., Ltd. ^	167,165
2,900	Hitachi High-Technologies Corp.	69,936
235,100	Hitachi, Ltd. ^	1,306,689
22,500	HOYA Corp.	494,309
5,800	IBIDEN Co., Ltd. ^	84,725
2,270	Keyence Corp.	580,049
7,700	KYOCERA Corp.	666,644
10,300	Murata Manufacturing Co., Ltd. ^	548,069
19,000	Nippon Electric Glass Co., Ltd. ^	104,237
10,300	Omron Corp.	197,857
5,148	Rexel SA	103,788
12,000	Shimadzu Corp.	83,857
6,200	TDK Corp. ^	230,662
10,000	Yaskawa Electric Corp.	66,882
10,600	Yokogawa Electric Corp.	122,470

		5,713,439

Energy Equipment & Services (1.0%):
7,933	Aker Solutions ASA	150,957
16,567	AMEC plc	307,501
6,861	Compagnie Generale de Geophysique-Veritas *	216,868
3,450	Fugro NV	235,256
13,460	Petrofac, Ltd.	347,677
13,541	Saipem SpA	652,291
8,409	SBM Offshore NV *	120,298
17,698	Seadrill, Ltd.	692,904
14,264	Subsea 7 SA	330,548
5,076	Technip-Coflexip SA	566,312
23,608	Tenaris SA	481,652
17,745	Transocean, Ltd.	796,007
10,835	WorleyParsons, Ltd.	316,062

		5,214,333

Food & Staples Retailing (2.2%):
30,900	Aeon Co., Ltd. ^	348,992
29,638	Carrefour SA	616,100
2,830	Casino Guichard-Perrachon SA	250,900
3,828	Colruyt SA	166,981
5,043	Delhaize Group	194,888
30,395	Distribuidora Internacional de Alimentacion SA	168,047
3,000	FamilyMart Co., Ltd.	147,559
60,969	J Sainsbury plc	342,604
11,089	Jeronimo Martins SGPS SA	185,193
3,399	Kesko OYJ, B Shares	96,285
52,513	Koninklijke Ahold NV	658,222
3,000	LAWSON, Inc. ^	230,582
43,416	Metcash, Ltd.	158,929
6,425	Metro AG	192,298
85,000	Olam International, Ltd. ^	141,169

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
38,000	Seven & I Holdings Co., Ltd.	$1,167,227
408,170	Tesco plc	2,189,814
51,164	Wesfarmers, Ltd.	1,817,293
120,566	William Morrison Supermarkets plc	555,940
62,344	Woolworths, Ltd.	1,855,557

		11,484,580

Food Products (4.1%):
33,000	Ajinomoto Co., Inc.	516,940
4,374	Aryzta AG	210,077
17,796	Associated British Foods plc	370,813
87	Barry Callebaut AG, Registered Shares ^	80,800
29,378	Danone SA	1,811,374
339,382	Golden Agri-Resources, Ltd.	181,798
7,442	Kerry Group plc, Class A	380,593
8,000	Kikkoman Corp.	109,375
44	Lindt & Spruengli AG	139,334
5	Lindt & Spruengli AG, Registered Shares	180,730
3,226	Meiji Holdings Co., Ltd. ^	160,183
167,548	Nestle SA, Registered Shares	10,572,491
8,000	Nippon Meat Packers, Inc.	102,706
10,500	Nisshin Seifun Group, Inc. ^	129,149
2,900	Nissin Foods Holdings Co., Ltd. ^	113,721
3,220	Suedzucker AG	114,064
23,287	Tate & Lyle plc	250,464
4,000	Toyo Suisan Kaisha, Ltd.	100,056
78,057	Unilever NV *(a)(b)	—
82,805	Unilever NV	2,932,972
65,239	Unilever plc	2,375,839
103,000	Wilmar International, Ltd.	271,666
4,900	Yakult Honsha Co., Ltd. ^	232,309
5,000	Yamazaki Baking Co., Ltd.	66,864

		21,404,318

Gas Utilities (0.5%):
33,531	APA Group ^	164,807
9,087	Enagas	179,666
17,326	Gas Natural SDG SA	245,880
263,934	Hong Kong & China Gas Co., Ltd.	668,029
98,000	Osaka Gas Co., Ltd. ^	432,009
83,625	Snam Rete Gas SpA	371,145
21,000	Toho Gas Co., Ltd. ^	139,454
125,000	Tokyo Gas Co., Ltd. ^	688,798

		2,889,788

Health Care Equipment & Supplies (0.7%):
2,906	Cochlear, Ltd. ^	201,889
1,172	Coloplast A/S, Class B	244,200
18,800	Elekta AB, B Shares ^	248,683
10,232	Essilor International SA Cie Generale d’Optique	959,380
10,309	Getinge AB, B Shares ^	311,551
10,900	Olympus Co., Ltd. *	212,202
45,049	Smith & Nephew plc	497,501
2,433	Sonova Holding AG, Registered Shares ^	246,258
387	Straumann Holding AG, Registered Shares	51,571
3,500	Sysmex Corp.	167,935
7,800	Terumo Corp. ^	335,690

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
1,257	William Demant Holding A/S *	$112,753

		3,589,613

Health Care Providers & Services (0.5%):
2,100	Alfresa Holdings Corp.	103,530
4,714	Celesio AG	84,100
10,618	Fresenius Medical Care AG & Co., KGaA	779,227
6,366	Fresenius SE & Co. KGaA	739,610
7,600	Medipal Holdings Corp.	104,419
2,800	Miraca Holdings, Inc.	125,685
6,942	Ramsay Health Care, Ltd.	172,531
18,420	Sonic Healthcare, Ltd.	258,801
3,600	Suzuken Co., Ltd.	119,460

		2,487,363

Hotels, Restaurants & Leisure (1.1%):
7,574	Accor SA	253,383
5,937	Autogrill SpA	56,564
9,036	Carnival plc	333,823
95,577	Compass Group plc	1,056,942
20,141	Crown, Ltd.	189,453
38,954	Echo Entertainment Group, Ltd.	154,071
76,000	Galaxy Entertainment Group, Ltd. *^	253,449
318,757	Genting Singapore plc ^	354,663
15,028	InterContinental Hotels Group plc	394,161
3,429	McDonald’s Holdings Co., Ltd.	97,575
45,200	MGM China Holdings, Ltd.	77,895
10,744	OPAP SA	55,365
2,500	Oriental Land Co., Ltd.	329,057
121,700	Sands China, Ltd.	451,897
81,333	Shangri-La Asia, Ltd.	157,164
100,000	SJM Holdings, Ltd.	216,568
30,318	Sky City Entertainment Group, Ltd.	94,845
4,730	Sodexo	356,492
35,361	Tabcorp Holdings, Ltd.	101,181
66,806	Tatts Group, Ltd.	187,254
22,438	Tui Travel plc	84,998
9,185	Whitbread plc	337,247
75,600	Wynn Macau, Ltd.	204,087

		5,798,134

Household Durables (0.5%):
10,500	Casio Computer Co., Ltd. ^	73,980
11,764	Electrolux AB, Series B	291,373
21,564	Husqvarna AB, B Shares ^	110,337
112,100	Panasonic Corp. ^	740,620
1,700	Rinnai Corp. ^	126,122
22,000	Sekisui Chemical Co., Ltd.	177,278
27,000	Sekisui House, Ltd.	268,044
53,000	Sharp Corp. ^	131,306
50,200	Sony Corp. ^	586,234

		2,505,294

Household Products (0.5%):
6,682	Henkel AG & Co. KGaA	436,108
33,517	Reckitt Benckiser Group plc	1,930,873
5,700	Unicharm Corp. ^	327,338

		2,694,319

Independent Power Producers & Energy Traders (0.1%):
5,900	Electric Power Development Co., Ltd.	154,647
91,779	Enel Green Power SpA	155,510

		310,157

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (1.7%):
222	Delek Group, Ltd.	$37,106
47,000	Fraser & Neave, Ltd.	339,172
57,000	Hankyu Hanshin Holdings, Inc.	307,722
108,000	Hutchison Whampoa, Ltd.	1,043,103
73,200	Keppel Corp., Ltd.	676,586
52,659	Koninklijke Philips Electronics NV	1,231,161
68,500	NWS Holdings, Ltd.	110,036
39,074	Orkla ASA	297,288
49,000	SembCorp Industries, Ltd.	225,661
41,812	Siemens AG, Registered Shares	4,174,941
20,354	Smiths Group plc	341,311
1,611	Wendel	136,250

		8,920,337

Insurance (4.6%):
10,385	Admiral Group plc	177,028
88,193	AEGON NV	460,623
12,070	Ageas NV	289,957
519,800	AIA Group, Ltd.	1,929,740
22,024	Allianz SE, Registered Shares +	2,622,117
148,722	AMP, Ltd.	665,079
59,954	Assicurazioni Generali SpA	864,450
147,335	Aviva plc	761,234
89,230	AXA SA	1,333,203
2,394	Baloise Holding AG, Registered Shares ^	188,595
7,892	CNP Assurances	103,228
435	Dai-ichi Life Insurance Co., Ltd. (The)	493,413
6,753	Delta Lloyd NV	103,424
9,642	Gjensidige Forsikring ASA	133,938
3,062	Hannover Rueckversicherung AG, Registered Shares	195,877
105,151	Insurance Australia Group, Ltd.	474,883
295,930	Legal & General Group plc	632,279
41,833	Mapfre SA ^	114,544
26,011	MS&AD Insurance Group Holdings, Inc.	447,212
9,023	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	1,409,724
19,125	NKSJ Holdings, Inc.	374,231
245,592	Old Mutual plc	675,996
129,437	Prudential plc	1,679,342
59,595	QBE Insurance Group, Ltd.	797,625
69,052	Resolution, Ltd.	242,451
180,765	RSA Insurance Group plc ^	323,075
21,423	Sampo OYJ, A Shares	668,162
8,100	SCOR SE	208,662
8,600	Sony Financial Holdings, Inc.	146,544
120,768	Standard Life plc	533,510
64,704	Suncorp-Metway, Ltd.	619,741
1,601	Swiss Life Holding AG, Registered Shares ^	191,198
17,793	Swiss Re AG	1,145,305
29,436	T&D Holdings, Inc.	318,520
36,800	Tokio Marine Holdings, Inc.	939,605
1,259	Tryg A/S	81,843
1,819	Vienna Insurance Group Weiner Staeditische Versicherung AG	77,277
7,485	Zurich Insurance Group AG	1,864,297

		24,287,932

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail (0.1%):
36,600	Rakuten, Inc.	$372,504

Internet Software & Services (0.1%):
5,700	DeNA Co., Ltd.	187,680
4,400	Gree, Inc. ^	80,189
4,861	United Internet AG, Registered Shares	99,168
756	Yahoo! Japan Corp. ^	287,938

		654,975

IT Services (0.3%):
15,949	Amadeus IT Holding SA, A Shares	372,321
2,630	Atos Origin SA	183,688
7,410	Cap Gemini SA	314,578
22,883	Computershare, Ltd.	196,251
1,500	Itochu Techno-Solutions Corp. ^	78,032
5,200	Nomura Research Institute, Ltd.	106,494
62	NTT Data Corp.	193,558
700	Otsuka Corp.	62,524

		1,507,446

Leisure Equipment & Products (0.2%):
9,300	Namco Bandai Holdings, Inc.	157,089
17,200	Nikon Corp. ^	472,990
2,600	Sankyo Co., Ltd.	120,896
9,900	Sega Sammy Holdings, Inc. ^	187,396
3,700	Shimano, Inc.	269,457
7,400	Yamaha Corp. ^	68,624

		1,276,452

Life Sciences Tools & Services (0.1%):
2,763	Lonza Group AG, Registered Shares ^	144,817
12,023	QIAGEN NV *	221,219

		366,036

Machinery (2.7%):
16,803	Alfa Laval AB ^	305,713
19,000	AMADA Co., Ltd.	83,206
3,752	Andritz AG	212,980
34,213	Atlas Copco AB, A Shares ^	801,828
19,540	Atlas Copco AB, B Shares	410,375
42,000	Cosco Corp., Ltd. ^	32,878
9,700	Fanuc, Ltd.	1,562,649
43,905	Fiat Industrial SpA	430,630
9,166	GEA Group AG	277,700
14,000	Hino Motors, Ltd. ^	91,622
5,500	Hitachi Construction Machinery Co., Ltd.	88,958
68,000	IHI Corp.	151,529
16,486	IMI plc	240,301
42,415	Invensys plc	160,714
18,000	Japan Steel Works, Ltd. (The) ^	100,272
11,200	JTEKT Corp. ^	88,498
72,000	Kawasaki Heavy Industries, Ltd.	142,907
47,600	Komatsu, Ltd. ^	936,731
7,893	Kone OYJ, B Shares	547,327
56,000	Kubota Corp.	566,621
5,900	Kurita Water Industries, Ltd.	130,680
5,600	Makita Corp. ^	217,262
2,161	MAN AG	198,059
59,744	Melrose plc	233,951
6,505	Metso Corp. OYJ	233,672

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
156,000	Mitsubishi Heavy Industries, Ltd.	$675,382
5,200	Nabtesco Corp. ^	95,427
14,000	NGK INSULATORS, Ltd. ^	167,625
21,000	NSK, Ltd. ^	121,825
21,000	NTN Corp. ^	42,216
51,269	Sandvik AB	698,823
15,917	Scania AB, B Shares	293,140
2,444	Schindler Holding AG	300,954
1,097	Schindler Holding AG, Registered Shares	135,613
43,000	SembCorp Marine, Ltd. ^	173,391
20,141	SKF AB, B Shares ^	436,105
2,700	SMC Corp. ^	435,046
1,254	Sulzer AG, Registered Shares ^	182,725
27,000	Sumitomo Heavy Industries, Ltd.	92,301
5,900	THK Co., Ltd.	89,926
5,315	Vallourec SA	225,577
71,130	Volvo AB, B Shares	1,001,897
8,295	Wartsila Corp. OYJ ^	288,247
10,601	Weir Group plc (The)	303,568
104,250	Yangzijiang Shipbuilding Holdings, Ltd. ^	82,793
7,712	Zardoya Otis SA ^	90,792

		14,180,436

Marine (0.3%):
66	A.P. Moller - Maersk A/S, Class B	473,166
29	A.P. Moller - Maersk A/S, Class A	196,825
45,000	Kawasaki Kisen Kaisha, Ltd. *^	56,467
2,798	Kuehne & Nagel International AG, Registered Shares	316,705
59,000	Mitsui O.S.K. Lines, Ltd. ^	137,490
42,500	Neptune Orient Lines, Ltd. *^	38,972
82,000	Nippon Yusen Kabushiki Kaisha ^	144,910
12,000	Orient Overseas International, Ltd.	65,806

		1,430,341

Media (1.3%):
1,945	Axel Springer AG	84,365
56,744	British Sky Broadcasting Group plc	681,621
9,277	Dentsu, Inc. ^	235,310
6,545	Eutelsat Communications	210,203
124,867	Fairfax Media, Ltd. ^	53,358
1,150	Hakuhodo DY Holdings, Inc. ^	77,497
190,402	ITV plc	272,578
3,622	JC Decaux SA	82,391
100	Jupiter Telecommunications Co., Ltd.	101,524
4,488	Kabel Deutschland Holding AG *	320,612
6,178	Lagardere S.C.A.	169,198
32,618	Mediaset SpA	61,469
2,373	Modern Times Group MTG AB, B Shares	105,103
41,619	Pearson plc	814,310
8,693	Publicis Groupe	487,342
35,101	Reed Elsevier NV	470,048
61,465	Reed Elsevier plc	588,391
15,212	SES	414,328
55,000	Singapore Press Holdings, Ltd. ^	182,286
5,900	Toho Co., Ltd.	108,132
15,705	Wolters Kluwer NV	295,762
63,876	WPP plc	869,610

		6,685,438

Shares		Fair Value
Common Stocks, continued
Metals & Mining (4.9%):
4,432	Acerinox SA ^	$49,891
121,635	Alumina, Ltd. ^	105,955
69,444	Anglo American plc	2,043,984
20,062	Antofagasta plc	410,664
47,840	ArcelorMittal	689,641
107,344	BHP Billiton plc	3,351,817
163,811	BHP Billiton, Ltd.	5,611,642
14,363	Boliden AB ^	240,526
15,000	Daido Steel Co., Ltd. ^	69,731
12,730	Eurasian Natural Resource Corp.	63,787
16,017	Evraz plc	64,026
73,440	Fortescue Metals Group, Ltd. ^	262,369
8,943	Fresnillo plc	268,746
190,120	Glencore International plc ^	1,056,818
8,000	Hitachi Metals, Ltd. ^	70,458
21,724	Iluka Resources, Ltd.	219,306
22,800	JFE Holdings, Inc. ^	300,648
11,153	Kazakhmys plc	125,405
129,000	Kobe Steel, Ltd. *^	100,770
8,704	Lonmin plc	78,711
83,440	Lynas Corp., Ltd. *^	67,583
2,600	Maruichi Steel Tube, Ltd.	55,624
55,000	Mitsubishi Materials Corp.	173,262
38,709	Newcrest Mining, Ltd.	1,150,302
259,000	Nippon Steel Corp. ^	530,655
36,000	Nisshin Steel Co., Ltd.	38,759
48,904	Norsk Hydro ASA	229,917
15,853	OZ Minerals, Ltd.	110,238
4,416	Randgold Resources, Ltd.	543,760
68,417	Rio Tinto plc *(a)(b)	—
68,417	Rio Tinto plc	3,197,841
22,151	Rio Tinto, Ltd.	1,215,017
1,791	Salzgitter AG	69,302
7,915	Sims Metal Management, Ltd. ^	77,961
7,879	SSAB AB, A Shares ^	56,252
26,000	Sumitomo Metal & Mining Co., Ltd.	326,141
168,000	Sumitomo Metal Industries, Ltd.	253,227
19,526	ThyssenKrupp AG	415,688
5,334	Vedanta Resources plc	89,175
5,824	Voestalpine AG	174,971
106,445	Xstrata plc	1,651,660
2,000	YAMATO KOGYO Co., Ltd. ^	58,992

		25,671,222

Multi-Utilities (1.3%):
27,739	AGL Energy, Ltd.	429,875
262,932	Centrica plc	1,393,458
64,255	GDF Suez	1,439,809
181,172	National Grid plc	1,999,717
24,695	RWE AG	1,106,675
14,331	Suez Environnement Co.	162,641
17,501	Veolia Environnement	188,512

		6,720,687

Multiline Retail (0.4%):
26,712	Harvey Norman Holdings, Ltd. ^	53,523
18,000	Isetan Mitsukoshi Holdings, Ltd.	187,703
24,000	J. FRONT RETAILING Co., Ltd.	134,664
26,366	Lifestyle International Holdings, Ltd.	54,501
81,070	Marks & Spencer Group plc	467,686
11,600	MARUI GROUP Co., Ltd.	82,169
8,608	Next plc	480,596

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
3,916	Pinault Printemps Redoute	$602,641
15,000	Takashimaya Co., Ltd.	102,715

		2,166,198

Office Electronics (0.4%):
11,500	Brother Industries, Ltd. ^	106,615
57,500	Canon, Inc.	1,840,632
23,500	Konica Minolta Holdings, Inc. ^	180,540
31,000	Ricoh Co., Ltd. ^	261,560

		2,389,347

Oil, Gas & Consumable Fuels (7.2%):
172,739	BG Group plc	3,497,369
964,629	BP plc	6,807,686
7,152	Caltex Australia, Ltd.	122,028
27,000	Cosmo Oil Co., Ltd.	49,196
128,849	Eni SpA ^	2,826,756
11,362	Galp Energia SGPS SA, B Shares	184,687
64,255	Gaz de France *(a)(b)	—
1,100	Idemitsu Kosan Co., Ltd.	89,768
113	INPEX Corp.	669,548
1,500	Japan Petroleum Exploration Co., Ltd.	59,834
114,370	JX Holdings, Inc.	625,424
11,780	Lundin Petroleum AB *	288,057
5,816	Neste Oil OYJ	76,482
7,578	OMV AG	265,548
54,722	Origin Energy, Ltd.	642,117
41,489	Repsol YPF SA	807,435
187,672	Royal Dutch Shell plc, A Shares	6,498,852
134,254	Royal Dutch Shell plc, B Shares	4,774,583
47,756	Santos, Ltd.	559,539
11,000	Showa Shell Sekiyu K.K.	58,331
56,713	Statoil ASA	1,467,592
15,000	TonenGeneral Sekiyu K.K.	129,849
107,882	Total SA	5,365,310
45,952	Tullow Oil plc	1,019,148
23,492	Whitehaven Coal, Ltd. ^	69,114
33,391	Woodside Petroleum, Ltd.	1,141,630

		38,095,883

Paper & Forest Products (0.2%):
2,854	Holmen AB, B Shares	78,017
5,267	Nippon Paper Group, Inc. ^	62,125
40,000	Oji Paper Co., Ltd. ^	121,944
27,193	Stora Enso OYJ, R Shares	168,863
29,518	Svenska Cellulosa AB, B Shares	549,580
26,639	UPM-Kymmene OYJ	302,177

		1,282,706

Personal Products (0.6%):
5,159	Beiersdorf AG	378,900
26,700	Kao Corp.	787,066
12,218	L’Oreal SA	1,513,395
18,100	Shiseido Co., Ltd. ^	248,390

		2,927,751

Pharmaceuticals (8.6%):
22,600	Astellas Pharma, Inc. ^	1,148,166
64,589	AstraZeneca plc	3,085,222
41,840	Bayer AG	3,599,578
11,800	Chugai Pharmaceutical Co., Ltd.	247,160
33,900	Daiichi Sankyo Co., Ltd. ^	560,313

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
8,300	Dainippon Sumitomo Pharma Co., Ltd. ^	$91,241
12,700	Eisai Co., Ltd. ^	571,737
25,146	Elan Corp. plc *	270,839
255,912	GlaxoSmithKline plc	5,902,580
3,000	Hisamitsu Pharmaceutical Co., Inc.	165,584
14,000	Kyowa Hakko Kogyo Co., Ltd.	169,149
3,322	Merck KGaA	409,963
11,100	Mitsubishi Tanabe Pharma Corp.	168,847
116,694	Novartis AG, Registered Shares	7,144,698
20,720	Novo Nordisk A/S, B Shares	3,270,942
4,400	Ono Pharmaceutical Co., Ltd. ^	270,546
4,978	Orion OYJ, Class B	106,646
18,200	Otsuka Holdings Co., Ltd.	564,455
35,714	Roche Holding AG	6,673,698
60,491	Sanofi	5,167,102
3,700	Santen Pharmaceutical Co., Ltd. ^	169,956
15,100	Shionogi & Co., Ltd. ^	230,017
28,437	Shire plc	841,612
1,900	Taisho Pharmaceutical Holdings Co., Ltd. ^	154,787
39,700	Takeda Pharmacuetical Co., Ltd. ^	1,828,125
47,877	Teva Pharmaceutical Industries, Ltd.	1,983,599
2,800	Tsumura & Co.	87,710
5,524	UCB SA	303,958

		45,188,230

Professional Services (0.6%):
6,982	Adecco SA, Registered Shares	333,399
16,986	ALS, Ltd.	150,275
2,841	Bureau Veritas SA	291,570
32,640	Capita Group plc	408,905
51,285	Experian plc	853,305
8,189	Intertek Group plc	362,969
6,267	Randstad Holding NV	208,842
279	SGS SA, Registered Shares	573,264

		3,182,529

Real Estate Investment Trusts (REITs) (1.6%):
98,000	Ascendas Real Estate Investment Trust	192,134
43,350	British Land Co. plc	366,139
111,000	CapitaMall Trust	182,496
61,388	Centro Retail Australia	133,036
102,406	CFS Retail Property Trust	204,918
3,155	Corio NV ^	134,544
238,231	Dexus Property Group	234,642
1,255	Fonciere des Regions SA	94,463
1,109	Gecina SA	113,718
77,873	Goodman Group	319,631
73,577	GPT Group	258,190
36,599	Hammerson plc +	267,048
1,213	Icade	98,990
35	Japan Prime Realty Investment Corp.	105,480
28	Japan Real Estate Investment Corp.	281,998
95	Japan Retail Fund Investment Corp.	169,812
4,788	Klepierre	168,107
39,374	Land Securities Group plc	484,687
29,232	Liberty International plc	154,841
116,000	Link REIT (The)	549,665
170,247	Mirvac Group	251,840
31	Nippon Building Fund, Inc.	334,116
16	Nomura Real Estate Office Fund, Inc.	100,240
38,498	SEGRO plc	141,202

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
112,287	Stockland	$387,866
4,662	Unibail-Rodamco	930,666
110,263	Westfield Group	1,157,726
144,978	Westfield Retail Trust	433,314

		8,251,509

Real Estate Management & Development (2.1%):
3,600	AEON Mall Co., Ltd.	88,081
133,000	CapitaLand, Ltd.	343,279
74,606	CapitaMalls Asia, Ltd.	100,035
71,000	Cheung Kong Holdings, Ltd.	1,037,537
25,000	City Developments, Ltd.	238,433
3,700	Daito Trust Construction Co., Ltd. ^	372,179
26,000	Daiwa House Industry Co., Ltd.	377,345
106,000	Global Logistic Properties, Ltd.	216,122
46,000	Hang Lung Group, Ltd.	290,570
115,000	Hang Lung Properties, Ltd.	392,693
50,000	Henderson Land Development Co., Ltd.	358,285
30,500	Hopewell Holdings, Ltd.	105,154
13,400	Hulic Co., Ltd. *	80,973
34,000	Hysan Development Co., Ltd.	154,366
7,136	Immoeast AG *(a)(b)	—
46,155	Immofinanz Immobilien Anlagen AG *	167,630
40,000	Keppel Land, Ltd.	115,332
37,000	Kerry Properties, Ltd.	186,493
27,297	Lend Lease Group	221,362
63,000	Mitsubishi Estate Co., Ltd.	1,205,578
42,000	Mitsui Fudosan Co., Ltd.	840,694
184,000	New World Development Co., Ltd.	283,738
4,500	Nomura Real Estate Holdings, Inc.	79,068
67	NTT Urban Development Corp.	53,893
147,600	Sino Land Co., Ltd.	274,468
18,000	Sumitomo Realty & Development Co., Ltd. ^	477,645
80,000	Sun Hung Kai Properties, Ltd.	1,171,287
35,500	Swire Pacific, Ltd., Class A	433,640
2,510	Swiss Prime Site AG, Registered Shares ^	207,431
23,000	Tokyu Land Corp.	123,119
25,000	UOL Group, Ltd.	116,452
77,300	Wharf Holdings, Ltd. (The)	534,182
48,000	Wheelock & Co., Ltd.	206,039

		10,853,103

Road & Rail (1.0%):
48,414	Asciano, Ltd.	217,404
7,400	Central Japan Railway Co.	649,285
101,000	ComfortDelGro Corp., Ltd.	140,963
9,647	DSV A/S	217,120
17,313	East Japan Railway Co.	1,146,876
24,000	Keihin Electric Express Railway Co., Ltd. ^	226,354
29,000	Keio Corp. ^	218,492
15,000	Keisei Electric Railway Co., Ltd.	135,500
81,000	Kintetsu Corp. ^	317,583
72,000	MTR Corp., Ltd.	272,922
43,000	Nippon Express Co., Ltd.	163,066
31,000	Odakyu Electric Railway Co., Ltd. ^	326,134
86,256	QR National, Ltd.	303,956
51,000	Tobu Railway Co., Ltd. ^	274,464

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
58,000	Tokyu Corp.	$277,226
8,700	West Japan Railway Co.	371,320

		5,258,665

Semiconductors & Semiconductor Equipment (0.6%):
8,400	Advantest Corp. ^	109,145
69,577	ARM Holdings plc	648,715
9,800	ASM Pacific Technology, Ltd. ^	115,930
21,360	ASML Holding NV, NYS	1,144,911
55,553	Infineon Technologies AG	352,463
1,812	Mellanox Tecnologies, Ltd. *	188,531
4,900	ROHM Co., Ltd.	164,947
33,873	STMicroelectronics NV	183,194
5,500	SUMCO Corp. *	37,034
8,800	Tokyo Electron, Ltd.	374,636

		3,319,506

Software (1.0%):
3,123	Dassault Systemes SA	328,954
5,200	Konami Corp.	118,214
5,800	Nexon Co., Ltd. *	79,844
2,929	NICE Systems, Ltd. *	97,825
5,300	Nintendo Co., Ltd.	666,627
1,900	Oracle Corp.	97,596
65,334	Sage Group plc (The)	331,307
46,733	SAP AG	3,313,518
3,100	Square Enix Holdings Co., Ltd. ^	47,301
5,200	Trend Micro, Inc.	145,189

		5,226,375

Specialty Retail (0.9%):
1,400	ABC-Mart, Inc. ^	61,839
2,700	Fast Retailing Co., Ltd.	625,558
47,869	Hennes & Mauritz AB, B Shares	1,667,637
11,123	Industria de Diseno Textil SA	1,380,714
120,978	Kingfisher plc	516,883
1,750	Nitori Co., Ltd.	162,464
2,500	Sanrio Co., Ltd. ^	88,864
1,000	Shimamura Co., Ltd.	116,286
1,090	USS Co., Ltd.	115,085
4,440	Yamada Denki Co., Ltd. ^	194,632

		4,929,962

Textiles, Apparel & Luxury Goods (1.2%):
10,711	Adidas AG	879,519
8,100	ASICS Corp.	109,256
22,440	Burberry Group plc	364,322
2,756	Christian Dior SA	370,841
26,549	Compagnie Financiere Richemont SA, Bearer Shares, Class A	1,592,327
1,318	Hugo Boss AG	116,088
5,914	Luxottica Group SpA	208,693
12,912	LVMH Moet Hennessy Louis Vuitton SA	1,946,944
1,560	Swatch Group AG (The)	622,445
2,322	Swatch Group AG (The), Registered Shares	161,897
40,000	Yue Yuen Industrial Holdings, Ltd.	134,582

		6,506,914

Tobacco (1.7%):
99,853	British American Tobacco plc *(a)(b)	—
99,853	British American Tobacco plc	5,133,658

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL International Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco, continued
50,846	Imperial Tobacco Group plc	$1,884,470
45,900	Japan Tobacco, Inc. ^	1,376,002
10,697	Swedish Match AB, Class B	433,243

		8,827,373

Trading Companies & Distributors (1.2%):
2,582	Brenntag AG	330,909
16,838	Bunzl plc	302,040
76,100	ITOCHU Corp.	771,064
83,000	Marubeni Corp.	529,381
71,400	Mitsubishi Corp. ^	1,297,473
88,300	Mitsui & Co., Ltd. ^	1,241,716
203,090	Noble Group, Ltd.	218,095
62,100	Sojitz Corp. ^	80,341
57,600	Sumitomo Corp. ^	776,886
10,700	Toyota Tsushu Corp.	228,720
14,567	Wolseley plc	623,232

		6,399,857

Transportation Infrastructure (0.4%):
18,707	Abertis Infraestructuras SA	276,018
1,435	Aeroports de Paris	114,575
16,325	Atlantia SpA	254,028
46,971	Auckland International Airport, Ltd.	101,997
1,842	Fraport AG	106,679
28,146	Groupe Eurotunnel SA	198,640
270,000	Hutchison Port Holdings Trust	195,805
12,000	Kamigumi Co., Ltd.	98,816
3,411	Koninklijke Vopak NV	239,840
6,000	Mitsubishi Logistics Corp. ^	71,398
19,759	Sydney Airport	64,601
66,495	Transurban Group	412,982

		2,135,379

Water Utilities (0.1%):
12,118	Severn Trent plc	328,624
34,921	United Utilities Group plc	404,322

		732,946

Wireless Telecommunication Services (2.2%):
13,500	KDDI Corp.	1,046,267
3,162	Millicom International Cellular SA, SDR	293,695
1,381	Mobistar SA	43,565
776	NTT DOCOMO, Inc. ^	1,258,803
44,900	SOFTBANK Corp.	1,817,814
29,202	StarHub, Ltd.	88,366
2,517,769	Vodafone Group plc	7,164,822

		11,713,332

Total Common Stocks (Cost $501,346,616)		517,650,270

Preferred Stocks (0.5%):
Automobiles (0.4%):
2,959	Bayerische Motoren Werke AG (BMW), Preferred Shares	152,094
7,706	Porsche Automobil Holding SE, Preferred Shares	461,872
7,283	Volkswagen AG, Preferred Shares	1,330,167

		1,944,133

Household Products (0.1%):
8,892	Henkel AG & Co. KGaA, Preferred Shares	707,564

Shares or Principal Amount		Fair Value
Preferred Stocks, continued
Media (0.0%):
4,185	ProSiebenSat.1 Media AG, Preferred Shares	$105,615

Multi-Utilities (0.0%):
1,990	RWE AG	79,414

Total Preferred Stocks (Cost $2,237,605)		2,836,726

Right (0.0%):
Energy Equipment & Services (0.0%):
6,861	Compagnie Generale de Geophysique-Veritas	11,072

Total Right (Cost $—)		11,072

Securities Held as Collateral for Securities on Loan (8.9%):
$ 47,090,892	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	47,090,892

Total Securities Held as Collateral for Securities on Loan (Cost $47,090,892)		47,090,892

Unaffiliated Investment Company (0.1%):
476,166	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	476,166

Total Unaffiliated Investment Company (Cost $476,166)		476,166

Total Investment Securities (Cost $551,151,279)(e) — 107.6%		568,065,126
Net other assets (liabilities) — (7.6)%		(40,094,451)

Net Assets — 100.0%		$527,970,675

Percentages indicated are based on net assets as of September 30, 2012.

ADR	American Depositary Receipt
NYS	New York Shares
SDR	Swedish Depositary Receipt
+	Affiliated securities
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $44,302,758.
(a)	Security issued in connection with a pending litigation settlement.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2012. The total of all such securities represent 0.03% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(d)	The rate represents the effective yield at September 30, 2012.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Australia	8.1%
Austria	0.2
Belgium	1.1
Bermuda	0.1
Cayman Islands	— ^
Denmark	1.1
Finland	0.7
France	8.1
Germany	7.8
Greece	— ^
Guernsey	— ^
Hong Kong	2.9
Ireland (Republic of)	0.4
Israel	0.6
Italy	1.9
Japan	18.3
Jersey	0.3
Kazakhstan	— ^
Luxembourg	0.3
Netherlands	2.6
New Zealand	0.1
Norway	0.7
Portugal	0.2
Singapore	1.6
Spain	2.7
Sweden	2.9
Switzerland	7.9
United Kingdom	20.8
United States	8.6

100.0%

^	Represents less than 0.05%.

Futures Contracts

Cash of $479,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
SGX NIKKEI Index December Futures (Japanese Yen)	Long	12/14/12	23	$1,308,158	$15,733
SPI 200 Index December Futures (Australia Dollar)	Long	12/21/12	8	909,327	(8,673)
DJ EURO STOXX 50 December Futures (Euro)	Long	12/24/12	59	1,861,115	(106,395)
FTSE 100 Index December Futures (British Pounds)	Long	12/24/12	23	2,121,563	(60,770)
MSCI EAFE Index E-Mini December Futures (U.S. Dollar)	Long	12/24/12	10	749,100	(32,122)

					$(192,227)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments,

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (59.4%):
Beverages (1.5%):
70,666	Coca-Cola Co. (The)	$2,680,362
85,369	PepsiCo, Inc.	6,041,564

		8,721,926

Biotechnology (0.3%):
23,299	Amgen, Inc.	1,964,572

Capital Markets (2.3%):
248,420	Charles Schwab Corp. (The)	3,177,292
8,702	Goldman Sachs Group, Inc. (The)	989,243
170,231	Morgan Stanley	2,849,667
63,523	Northern Trust Corp.	2,948,420
69,277	State Street Corp.	2,906,863

		12,871,485

Chemicals (0.7%):
35,704	PPG Industries, Inc.	4,100,247

Commercial Banks (4.0%):
113,489	BB&T Corp.	3,763,295
80,686	Comerica, Inc.	2,505,300
196,030	Fifth Third Bancorp	3,040,425
105,739	PNC Financial Services Group, Inc.	6,672,131
66,756	U.S. Bancorp	2,289,731
132,082	Wells Fargo & Co.	4,560,792

		22,831,674

Commercial Services & Supplies (0.5%):
64,355	Cintas Corp.	2,667,515

Communications Equipment (0.3%):
89,229	Juniper Networks, Inc. *	1,526,708

Diversified Financial Services (4.6%):
247,134	Citigroup, Inc.	8,086,224
443,022	JPMorgan Chase & Co.	17,933,531

		26,019,755

Diversified Telecommunication Services (0.7%):
81,721	Verizon Communications, Inc.	3,724,026

Electric Utilities (1.8%):
63,031	Edison International	2,879,886
28,870	Entergy Corp.	2,000,691
65,230	FirstEnergy Corp.	2,876,643
52,298	Pinnacle West Capital Corp.	2,761,335

		10,518,555

Energy Equipment & Services (0.8%):
56,785	Baker Hughes, Inc.	2,568,385
57,365	Halliburton Co.	1,932,627

		4,501,012

Food & Staples Retailing (1.1%):
132,737	Sysco Corp.	4,150,686
66,190	Walgreen Co.	2,411,964

		6,562,650

Food Products (2.3%):
153,595	Archer-Daniels-Midland Co.	4,174,712
91,752	Kraft Foods, Inc., Class A	3,793,945
144,105	Unilever NV, NYS	5,112,846

		13,081,503

Health Care Equipment & Supplies (1.3%):
167,742	Medtronic, Inc.	7,233,035

Health Care Providers & Services (2.0%):
61,937	CIGNA Corp.	2,921,568

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
108,109	UnitedHealth Group, Inc.	$5,990,320
39,083	WellPoint, Inc.	2,267,205

		11,179,093

Hotels, Restaurants & Leisure (0.7%):
105,061	Carnival Corp.	3,828,423

Household Products (1.7%):
32,780	Energizer Holdings, Inc.	2,445,716
101,014	Procter & Gamble Co. (The)	7,006,331

		9,452,047

Industrial Conglomerates (4.5%):
762,616	General Electric Co.	17,319,009
152,884	Tyco International, Ltd.	8,601,254

		25,920,263

Insurance (3.1%):
62,079	Aon plc	3,246,111
39,014	Chubb Corp. (The)	2,975,988
264,655	Marsh & McLennan Cos., Inc.	8,979,744
62,986	Willis Group Holdings plc	2,325,443

		17,527,286

Internet Software & Services (1.5%):
174,726	eBay, Inc. *	8,458,486

IT Services (1.2%):
112,441	Amdocs, Ltd.	3,709,429
171,088	Western Union Co.	3,117,223

		6,826,652

Machinery (0.8%):
104,464	Ingersoll-Rand plc	4,682,076

Media (4.8%):
231,065	Comcast Corp., Class A	8,265,195
68,600	Time Warner Cable, Inc.	6,521,116
113,970	Time Warner, Inc.	5,166,260
144,008	Viacom, Inc., Class B	7,717,389

		27,669,960

Multiline Retail (0.5%):
59,127	Kohl’s Corp.	3,028,485

Oil, Gas & Consumable Fuels (5.4%):
101,296	Anadarko Petroleum Corp.	7,082,616
66,133	Chevron Corp.	7,708,463
36,746	ConocoPhillips	2,101,136
45,531	Devon Energy Corp.	2,754,626
51,172	Exxon Mobil Corp.	4,679,680
21,421	Occidental Petroleum Corp.	1,843,491
118,120	Williams Cos., Inc. (The)	4,130,656
22,131	WPX Energy, Inc. *	367,153

		30,667,821

Personal Products (1.2%):
435,811	Avon Products, Inc.	6,951,185

Pharmaceuticals (5.1%):
178,830	Bristol-Myers Squibb Co.	6,035,512
75,980	Eli Lilly & Co.	3,602,212
29,949	Hospira, Inc. *	982,926
172,779	Merck & Co., Inc.	7,792,333
38,238	Novartis AG, Registered Shares	2,341,157
6,409	Novartis AG, Sponsored ADR	392,615
326,796	Pfizer, Inc.	8,120,881

		29,267,636

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (1.1%):
331,944	Applied Materials, Inc.	$3,706,155
122,087	Intel Corp.	2,768,933

		6,475,088

Software (1.4%):
274,177	Microsoft Corp.	8,164,991

Specialty Retail (0.9%):
89,739	Home Depot, Inc. (The)	5,417,543

Wireless Telecommunication Services (1.3%):
260,338	Vodafone Group plc, Sponsored ADR	7,418,331

Total Common Stocks (Cost $275,378,776)		339,260,029

Preferred Stocks (1.2%):
Commercial Banks (0.5%):
13,608	KeyCorp, Series A ^	1,686,542
128,449	Swift Mandatory Common Exchange Security Trust (a)	1,113,576

		2,800,118

Health Care Providers & Services (0.2%):
1,310	HealthSouth Corp., Series A	1,430,356

Multi-Utilities (0.2%):
22,092	Centerpoint Energy, Inc.	887,822

Oil, Gas & Consumable Fuels (0.3%):
27,346	El Paso Energy Capital Trust I	1,492,066

Professional Services (0.0%):
3,370	Nielsen Holdings NV	189,036

Total Preferred Stocks (Cost $5,561,196)		6,799,398

Convertible Preferred Stock (0.1%):
Health Care Providers & Services (0.1%):
18,754	Omnicare Capital Trust II, Series B Callable 11/5/12 @ 50	876,750

Total Convertible Preferred Stocks (Cost $848,745)		876,750

Convertible Bonds (10.1%):
Biotechnology (1.2%):
$1,000,000	Dendreon Corp., 2.88%, 1/15/16	664,375
2,455,000	Gilead Sciences, Inc., 1.63%, 5/1/16 ^	3,840,540
1,842,000	Vertex Pharmaceuticals, 3.35%, 10/1/15, Callable 10/1/13 @ 101.34	2,365,819

		6,870,734

Capital Markets (0.5%):
1,747,000	Affiliated Managers Group, Inc., 3.95%, 8/15/38, Callable 8/15/13 @ 100	1,946,813
1,200,000	Goldman Sachs Group, Inc. (The), 1.00%, 3/15/17, Callable 3/13/15 @ 100, MTN (a)	1,199,824

		3,146,637

Communications Equipment (0.5%):
1,700,000	Ciena Corp., 4.00%, 3/15/15 (a)	1,829,625
605,000	TW Telecom, Inc., 2.38%, 4/1/26, Callable 4/6/13 @ 100	856,075

		2,685,700

Computers & Peripherals (1.4%):
4,295,000	SanDisk Corp., 1.00%, 5/15/13	4,243,997

Principal Amount		Fair Value
Convertible Bonds, continued
Computers & Peripherals, continued
$3,307,000	SanDisk Corp., 1.50%, 8/15/17 ^	$3,743,111

		7,987,108

Construction Materials (0.5%):
2,629,000	Cemex SAB de C.V., 4.88%, 3/15/15	2,604,353

Energy Equipment & Services (0.3%):
1,323,000	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25, Callable 12/20/12 @ 100	1,327,135
255,000	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32, Callable 3/20/18 @ 100	283,209

		1,610,344

Health Care Equipment & Supplies (1.1%):
2,683,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	2,916,086
963,000	NuVasive, Inc., 2.75%, 7/1/17	919,063
1,733,000	Teleflex, Inc., 3.88%, 8/1/17	2,181,414

		6,016,563

Health Care Providers & Services (0.6%):
1,124,000	Brookdale Senior Living, Inc., 2.75%, 6/15/18 ^	1,231,482
771,000	Omnicare, Inc., 3.25%, 12/15/35	761,363
1,415,000	Omnicare, Inc., 3.75%, 4/1/42, Callable 4/1/16 @ 100	1,384,931

		3,377,776

Hotels, Restaurants & Leisure (0.9%):
2,094,000	International Game Technology, Inc., 3.25%, 5/1/14	2,186,921
3,070,000	MGM Resorts International, 4.25%, 4/15/15	3,190,881

		5,377,802

Internet & Catalog Retail (0.4%):
1,694,700	Liberty Media Corp., 3.13%, 3/30/23	2,385,290

Machinery (0.6%):
2,652,000	Linear Technology Corp., Series A, 3.00%, 5/1/27, Callable 5/1/14 @ 100	2,746,478
460,000	Linear Technology Corp., 3.00%, 5/1/27	476,387

		3,222,865

Oil, Gas & Consumable Fuels (0.3%):
1,597,000	Stone Energy Corp., 1.75%, 3/1/17	1,520,144

Pharmaceuticals (0.5%):
1,396,000	Endo Pharmaceuticals Holdings, Inc., 1.75%, 4/15/15	1,700,503
635,000	Salix Pharmaceuticals, Ltd., 2.75%, 5/15/15	743,347
599,000	Salix Pharmaceuticals, Ltd., 1.50%, 3/15/19	580,281

		3,024,131

Semiconductors & Semiconductor Equipment (0.8%):
1,597,000	Lam Research Corp., 1.25%, 5/15/18	1,543,101
1,510,000	Micron Technology, Inc., Series A, 1.50%, 8/1/31, Callable 8/5/15 @ 100 ^	1,358,056
663,000	Novellus Systems, Inc., 2.63%, 5/15/41	736,345
452,000	Xilinx, Inc., 3.13%, 3/15/37	540,140

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Convertible Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$ 512,000	Xilinx, Inc., 3.13%, 3/15/37 (a)	$611,840

		4,789,482

Thrifts & Mortgage Finance (0.3%):
2,959,000	MGIC Investment Corp., 5.00%, 5/1/17	2,012,120

Wireless Telecommunication Services (0.2%):
682,000	SBA Communications Corp., 1.88%, 5/1/13	1,036,640

Total Convertible Bonds (Cost $54,598,374)		57,667,689

Corporate Bonds (4.6%):
Aerospace & Defense (0.0%):
65,000	Raytheon Co., 1.63%, 10/15/15	66,588

Air Freight & Logistics (0.0%):
160,000	United Parcel Service, Inc., 2.45%, 10/1/22	161,460

Airlines (0.1%):
100,206	Continental Airlines 2010-A, Series A, 4.75%, 1/12/21	106,970
300,000	Continental Airlines 2012-A, Class A, 4.15%, 4/11/24	306,000
76,685	Delta Air Lines, Inc., 6.20%, 7/2/18	83,778

		496,748

Beverages (0.1%):
20,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.38%, 11/15/14	22,001
135,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.63%, 4/15/15	144,976
175,000	Anheuser-Busch InBev NV Worldwide, Inc., 0.80%, 7/15/15	175,732
80,000	FBG Finance, Ltd., 5.13%, 6/15/15 (a)	88,750

		431,459

Capital Markets (1.0%):
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	149,742
180,000	Charles Schwab Corp. (The), 4.45%, 7/22/20	206,013
1,050,000	Citigroup Funding, Inc., 2.25%, 12/10/12	1,054,213
240,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16	242,937
1,200,000	General Electric Capital Corp., Series G, 2.63%, 12/28/12, MTN	1,207,405
75,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19, MTN	91,222
185,000	General Electric Capital Corp., 4.65%, 10/17/21, MTN	207,343
115,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	134,226
175,000	Goldman Sachs Group, Inc. (The), 5.25%, 7/27/21	192,926
500,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	575,938
140,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	149,979
70,000	Merrill Lynch & Co., 6.88%, 4/25/18	83,868
235,000	Morgan Stanley, 4.00%, 7/24/15	244,444
295,000	Morgan Stanley, 3.45%, 11/2/15	302,302
300,000	Morgan Stanley, 3.80%, 4/29/16	310,002

Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$ 120,000	Morgan Stanley, 5.75%, 1/25/21	$131,718
365,000	Morgan Stanley, 6.38%, 7/24/42	401,998
90,000	National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22, Callable 11/15/21 @ 100	95,213

		5,781,489

Chemicals (0.0%):
200,000	Monsanto Co., 3.60%, 7/15/42, Callable 1/15/42 @ 100	198,688

Commercial Banks (0.6%):
295,000	Bank of America Corp., 5.75%, 12/1/17	339,414
175,000	Bank of America Corp., 5.65%, 5/1/18	199,531
140,000	Capital One Financial Corp., 6.75%, 9/15/17	171,472
1,000,000	Citibank NA, 1.75%, 12/28/12	1,003,817
135,000	Citigroup, Inc., 6.13%, 11/21/17	158,847
220,000	Citigroup, Inc., 8.50%, 5/22/19	290,951
200,000	GMAC, Inc., 2.20%, 12/19/12	200,881
105,000	HBOS plc, 6.75%, 5/21/18 (a)	106,575
50,000	PNC Funding Corp., 6.70%, 6/10/19	63,606
130,000	PNC Funding Corp., 5.13%, 2/8/20	154,045
185,000	U.S. Bancorp, 2.00%, 6/14/13	187,155
250,000	U.S. Bank NA, 3.78%, 4/29/20, Callable 4/29/15 @ 100 (b)	265,555
230,000	Wells Fargo & Co., 5.63%, 12/11/17	276,143

		3,417,992

Commercial Services & Supplies (0.0%):
160,000	International Lease Finance Corp., 5.88%, 8/15/22	165,288

Consumer Finance (0.1%):
500,000	SLM Corp., 3.88%, 9/10/15, MTN	515,271

Diversified Financial Services (0.2%):
120,000	JPMorgan Chase & Co., 6.00%, 1/15/18	143,071
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	79,906
150,000	JPMorgan Chase & Co., 4.40%, 7/22/20	165,088
215,000	JPMorgan Chase & Co., 4.50%, 1/24/22	238,489
265,000	Moody’s Corp., 4.50%, 9/1/22, Callable 6/1/22 @ 100	280,957

		907,511

Diversified Telecommunication Services (0.0%):
165,000	CenturyLink, Inc., 7.65%, 3/15/42	175,793

Food & Staples Retailing (0.1%):
85,000	Corn Products International, Inc., 6.63%, 4/15/37	105,571
135,000	Kraft Foods, Inc., 7.00%, 8/11/37	186,289
15,000	Kraft Foods, Inc., 6.88%, 2/1/38	20,589

		312,449

Health Care Providers & Services (0.1%):
220,000	Aetna, Inc., 3.95%, 9/1/20	238,863

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$ 500,000	Express Scripts Holding Co., 6.25%, 6/15/14	$544,663

		783,526

Hotels, Restaurants & Leisure (0.1%):
225,000	Wyndham Worldwide Corp., 5.63%, 3/1/21	248,234
300,000	Wyndham Worldwide Corp., 4.25%, 3/1/22, Callable 12/1/21 @ 100	308,329

		556,563

Household Products (0.0%):
225,000	Tupperware Brands Corp., 4.75%, 6/1/21, Callable 6/1/21 @ 100	240,006

Independent Power Producers & Energy Traders (0.1%):
175,000	Louisville Gas & Electric Co., 1.63%, 11/15/15	180,486
125,000	Ohio Power Co., Series M, 5.38%, 10/1/21	153,031

		333,517

Insurance (0.2%):
205,000	Berkley (WR) Corp., 4.63%, 3/15/22	216,866
115,000	CNA Financial Corp., 5.88%, 8/15/20	134,263
395,000	ING U.S., Inc., 5.50%, 7/15/22 (a)	412,058
75,000	Pacific Life Corp., 6.00%, 2/10/20 (a)	83,424
80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	88,104
20,000	Prudential Financial, Inc., 7.38%, 6/15/19	25,292
35,000	Prudential Financial, Inc., 6.63%, 12/1/37	43,579

		1,003,586

IT Services (0.0%):
195,000	Hewlett-Packard Co., 2.63%, 12/9/14	200,159

Machinery (0.3%):
655,000	Deere & Co., 2.60%, 6/8/22, Callable 3/8/22 @ 100	672,301
160,000	General Electric Co., 5.25%, 12/6/17	189,309
350,000	Pentair, Inc., 5.00%, 5/15/21, Callable 2/15/21 @ 100	394,101
135,000	Waste Management, Inc., 5.00%, 3/15/14	143,077

		1,398,788

Media (0.3%):
135,000	Comcast Corp., 5.70%, 5/15/18	164,195
245,000	Comcast Corp., 6.45%, 3/15/37	315,567
220,000	Cox Communications, Inc., 5.45%, 12/15/14	241,957
20,000	Cox Communications, Inc., 8.38%, 3/1/39 (a)	30,451
110,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.40%, 3/15/17	112,943
185,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	188,215
80,000	NBCUniversal Media LLC, 2.10%, 4/1/14	81,674
65,000	NBCUniversal Media LLC, 5.15%, 4/30/20	77,031

Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$ 75,000	NBCUniversal Media LLC, 5.95%, 4/1/41	$91,866
160,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	188,150
40,000	Time Warner, Inc., 5.88%, 11/15/16	47,432

		1,539,481

Metals & Mining (0.2%):
350,000	Barrick NA Finance LLC, 5.70%, 5/30/41	400,780
215,000	Freeport-McMoRan Copper & Gold, Inc., 1.40%, 2/13/15	216,549
425,000	Newmont Mining Corp., 3.50%, 3/15/22, Callable 12/15/21 @ 100	431,129

		1,048,458

Oil, Gas & Consumable Fuels (0.2%):
55,000	Enterprise Products Operating LP, 5.25%, 1/31/20	64,434
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	93,007
50,000	Hess Corp., 5.60%, 2/15/41	57,997
190,000	Phillips 66, 1.95%, 3/5/15 (a)	194,409
175,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	185,781
375,000	Southwestern Energy Co., 4.10%, 3/15/22 (a)	398,022
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	61,285
45,000	Texas East Transmission, 7.00%, 7/15/32	59,872

		1,114,807

Paper & Forest Products (0.0%):
125,000	International Paper Co., 6.00%, 11/15/41, Callable 5/15/41 @ 100	152,317

Pharmaceuticals (0.1%):
110,000	Express Scripts, Inc., 3.13%, 5/15/16	117,302
85,000	GlaxoSmithKline plc, 5.65%, 5/15/18	104,643
75,000	Medco Health Solutions, Inc., 2.75%, 9/15/15	78,453
95,000	Merck & Co., Inc., 5.00%, 6/30/19	114,974

		415,372

Professional Services (0.0%):
115,000	ERAC USA Finance Co., 2.75%, 7/1/13 (a)	116,635

Real Estate Investment Trusts (REITs) (0.2%):
55,000	American Tower Corp., 4.63%, 4/1/15	59,252
443,000	American Tower Corp., 4.50%, 1/15/18	488,843
115,000	Digital Realty Trust LP, 4.50%, 7/15/15	123,040
185,000	Senior Housing Properties Trust, 4.30%, 1/15/16, Callable 10/15/15 @ 100	190,634
115,000	Simon Property Group LP, 4.75%, 3/15/42, Callable 9/15/41 @ 100	124,200

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Real Estate Investment Trusts (REITs), continued
$95,000	Ventas Realty LP / Capital Corp., 4.25%, 3/1/22	$101,027

		1,086,996

Real Estate Management & Development (0.0%):
75,000	WEA Finance LLC, 7.13%, 4/15/18 (a)	91,683

Road & Rail (0.1%):
20,000	CSX Corp., 6.15%, 5/1/37	25,522
140,000	CSX Corp., 5.50%, 4/15/41, Callable 10/15/40 @ 100	168,613
105,000	Ryder System, Inc., 3.15%, 3/2/15, MTN	108,691
20,000	Union Pacific Corp., 6.13%, 2/15/20	24,946

		327,772

Software (0.0%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20	84,430

Specialty Retail (0.2%):
100,000	Advance Auto Parts, Inc., 5.75%, 5/1/20	115,674
140,000	AutoZone, Inc., 6.50%, 1/15/14	149,717
114,626	CVS Pass-Through Trust, 6.04%, 12/10/28	133,102
365,000	Penske Truck Leasing Co. LP, 2.50%, 3/15/16 (a)	364,905
355,000	Target Corp., 2.90%, 1/15/22	376,155
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	21,489
20,000	Yum! Brands, Inc., 6.25%, 3/15/18	24,250

		1,185,292

Textiles, Apparel & Luxury Goods (0.0%):
195,000	Cintas Corp., 2.85%, 6/1/16	203,901

Wireless Telecommunication Services (0.3%):
515,000	ALLTEL Corp., 7.00%, 3/15/16	617,351
215,000	AT&T, Inc., 1.60%, 2/15/17	220,572
285,000	AT&T, Inc., 3.00%, 2/15/22	301,301
1,000	AT&T, Inc., 7.96%, 11/15/31	1,537
28,000	AT&T, Inc., 5.35%, 9/1/40	33,701
10,000	Corning, Inc., 6.63%, 5/15/19	12,544
25,000	SBC Communications, Inc., 6.15%, 9/15/34	31,794
65,000	Verizon Communications, Inc., 3.00%, 4/1/16	70,007
65,000	Verizon Communications, Inc., 6.35%, 4/1/19	83,340
120,000	Verizon Communications, Inc., 6.40%, 2/15/38	161,731
90,000	Verizon Communications, Inc., 4.75%, 11/1/41	103,473

		1,637,351

Total Corporate Bonds (Cost $24,470,970)		26,151,376

Yankee Dollars (1.6%):
Aerospace & Defense (0.1%):
275,000	BAA Funding, Ltd., 2.50%, 6/25/15	280,556

Commercial Banks (0.5%):
65,000	Abbey National Treasury Services plc, 2.88%, 4/25/14	65,793

Principal Amount		Fair Value
Yankee Dollars, continued
Commercial Banks, continued
$235,000	Abbey National Treasury Services plc, 3.88%, 11/10/14 (a)	$239,841
135,000	Bank of Nova Scotia, NY, 2.38%, 12/17/13	138,038
100,000	Barclays Bank plc, 2.75%, 2/23/15	103,184
175,000	Barclays Bank plc, 6.75%, 5/22/19	213,778
110,000	Barclays Bank plc, 5.14%, 10/14/20	112,237
155,000	BPCE SA, 2.38%, 10/4/13 (a)	155,465
255,000	HSBC Bank plc, 4.13%, 8/12/20 (a)	280,814
375,000	ING Bank NV, 3.75%, 3/7/17 (a)	395,139
125,000	National Australia Bank, 3.75%, 3/2/15 (a)	132,382
180,000	Rabobank Nederland NV, 4.75%, 1/15/20 (a)	200,875
100,000	Santander U.S. Debt SA, 3.72%, 1/20/15 (a)	99,250
305,000	Societe Generale, 2.50%, 1/15/14 (a)	305,671
100,000	Standard Chartered plc, 3.85%, 4/27/15 (a)	105,485
60,000	UBS AG Stamford CT, Series BKNT, 5.88%, 12/20/17	71,024
120,000	UBS AG Stamford CT, Series BKNT, 5.75%, 4/25/18	141,411
160,000	Westpac Banking Corp., NY, 2.10%, 8/2/13	162,178

		2,922,565

Electronic Equipment, Instruments & Components (0.0%):
70,000	Philips Electronics NV, 5.75%, 3/11/18	85,188

Food & Staples Retailing (0.0%):
40,000	Delhaize Group, 5.88%, 2/1/14	42,025
100,000	Grupo Bimbo SAB de C.V., 4.88%, 6/30/20 (a)	110,916

		152,941

Independent Power Producers & Energy Traders (0.1%):
50,000	Electricite de France, 4.60%, 1/27/20 (a)	56,137
100,000	Enel Finance International SA, 5.13%, 10/7/19 (a)	103,830
100,000	Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14 (a)	101,801

		261,768

Insurance (0.0%):
100,000	AEGON NV, 4.63%, 12/1/15	109,423

Media (0.0%):
100,000	WPP Finance, 8.00%, 9/15/14	112,258

Metals & Mining (0.3%):
100,000	Anglo American Capital plc, 9.38%, 4/8/19 (a)	131,200
205,000	ArcelorMittal, 4.00%, 8/5/15 ^	203,704
145,000	ArcelorMittal, 9.85%, 6/1/19	167,023
30,000	ArcelorMittal, 7.00%, 3/1/41 (b)	26,970
155,000	Barrick Gold Corp., 2.90%, 5/30/16	162,740
140,000	Barrick Gold Corp., 3.85%, 4/1/22	146,967
265,000	Gold Fields Holdings Co., Ltd., 4.88%, 10/7/20 (a)	269,534
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	136,740
380,000	Vale Overseas, Ltd., 5.63%, 9/15/19	427,507

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Yankee Dollars, continued
Metals & Mining, continued
$65,000	Vale Overseas, Ltd., 6.88%, 11/10/39 ^	$75,814

		1,748,199

Oil, Gas & Consumable Fuels (0.2%):
150,000	Husky Energy, Inc., 3.95%, 4/15/22, Callable 1/15/22 @ 100	160,619
70,000	Noble Holding International, Ltd., 2.50%, 3/15/17	72,201
530,000	Petroleos Mexicanos, 5.50%, 1/21/21	621,425
130,000	Petroleos Mexicanos, 5.50%, 1/21/21	152,425
40,000	Shell International Finance B.V., 3.10%, 6/28/15	42,757

		1,049,427

Real Estate Management & Development (0.1%):
430,000	Dexus Diversified Trust / Dexus Office Trust, 5.60%, 3/15/21 (a)	451,004

Thrifts & Mortgage Finance (0.0%):
180,000	Nationwide Building Society, 6.25%, 2/25/20 (a)	206,477

Wireless Telecommunication Services (0.3%):
200,000	America Movil SAB de C.V., 2.38%, 9/8/16	208,118
335,000	America Movil SAB de C.V., 4.38%, 7/16/42	347,450
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	90,787
120,000	France Telecom SA, 5.38%, 1/13/42	141,001
155,000	Telecom Italia Capital SA, 7.00%, 6/4/18	170,887
760,000	Virgin Media Secured Finance plc, 6.50%, 1/15/18, Callable 1/15/14 @ 103.25	832,200

		1,790,443

Total Yankee Dollars (Cost $8,695,382)		9,170,249

Municipal Bond (0.0%):
Texas (0.0%):
80,000	Texas State Transportation Commission, Build America Bonds, Revenue, Series B, 5.03%, 4/1/26	97,199

Total Municipal Bonds (Cost $80,000)		97,199

U.S. Government Agency Mortgages (0.4%):
Federal Home Loan Mortgage Corporation (0.2%)
250,000	3.00%, 7/28/14	262,043
950,000	4.88%, 6/13/18	1,156,746

		1,418,789

Federal National Mortgage Association (0.2%)
540,000	4.38%, 10/15/15	604,615
185,000	6.63%, 11/15/30	283,884

		888,499

Total U.S. Government Agency Mortgages (Cost $2,037,795)		2,307,288

U.S. Treasury Obligations (13.4%):
U.S. Treasury Bonds (1.6%)
300,000	6.63%, 2/15/27	467,250
1,280,000	3.50%, 2/15/39	1,469,400
420,000	4.25%, 5/15/39	544,228

Shares or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
$400,000	4.38%, 11/15/39	$528,688
350,000	4.63%, 2/15/40	480,375
2,500,000	4.25%, 11/15/40	3,246,095
1,000,000	3.13%,11/15/41	1,065,312
315,000	3.00%, 5/15/42	326,616

		8,127,964

U.S. Treasury Notes (11.8%)
500,000	1.38%, 1/15/13	501,797
1,680,000	2.75%, 10/31/13	1,726,134
20,000,000	0.13%, 12/31/13	19,978,900
3,000,000	0.25%, 2/28/14	3,001,407
1,350,000	1.75%, 3/31/14	1,380,691
2,000,000	0.25%, 4/30/14	2,000,546
200,000	2.63%, 6/30/14	208,305
2,470,000	2.25%, 1/31/15	2,583,467
2,300,000	2.50%, 3/31/15	2,427,399
13,500,000	2.63%, 4/30/16	14,570,509
200,000	0.63%, 5/31/17	200,500
8,000,000	0.75%, 6/30/17	8,060,624
9,000,000	1.25%, 1/31/19	9,191,952
6,000	3.63%, 2/15/20	7,071
1,500,000	2.63%, 11/15/20	1,656,093
85,000	2.13%, 8/15/21	89,914
70,000	2.00%, 11/15/21	73,079
45,000	1.75%, 5/15/22	45,633
500,000	6.88%, 8/15/25	779,531

		68,483,552

Total U.S. Treasury Obligations (Cost $73,848,938)		76,611,516

Exchange Traded Fund (0.2%):
60,300	SPDR S&P Homebuilders	1,496,646

Total Exchange Traded Fund (Cost $1,055,610)		1,496,646

Securities Held as Collateral for Securities on Loan (1.1%):
$6,232,831	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	6,232,831

Total Securities Held as Collateral for Securities on Loan (Cost $6,232,831)		6,232,831

Unaffiliated Investment Company (8.9%):
50,730,308	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	50,730,308

Total Unaffiliated Investment Company (Cost $50,730,308)		50,730,308

Total Investment Securities (Cost $503,538,925)+(e) — 101.0%		577,401,279
Net other assets (liabilities) — (1.0)%		(5,905,597)

Net Assets — 100.0%		$571,495,682

Percentages indicated are based on net assets as of September 30, 2012.

ADR	American Depositary Receipt
MTN	Medium Term Note
NYS	New York Shares
+	The $577,401,279 aggregate value of investment securities are segregated as available collateral for open forward currency contracts.
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $6,088,744.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Equity and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at September 30, 2012. The date presented represents the final maturity date.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(d)	The rate represents the effective yield at September 30, 2012.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Australia	0.1%
Belgium	—^
British Virgin Islands	—^
Canada	0.1
Cayman Islands	0.1
France	0.1
Guernsey	0.6
Ireland (Republic of)	0.8
Jersey	—^
Luxembourg	0.1
Mexico	0.7
Netherlands	1.1
Panama	0.7
Spain	—^
Switzerland	2.0
United Kingdom	2.6
United States	91.0

100.0%

^	Represents less than 0.05%.

At September 30, 2012, the Fund’s open foreign currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
British Pound	Credit Suisse First Boston	10/26/12	3,178,316	5,162,221	5,131,265	30,956
European Euro	Bank of New York Mellon	10/26/12	2,612,870	3,413,532	3,358,177	55,355
Swiss Franc	Bank of New York Mellon	10/26/12	1,018,905	1,097,580	1,084,281	13,299
Swiss Franc	Bank of New York Mellon	10/26/12	780,480	840,745	830,558	10,187

				10,514,078	10,404,281	109,797

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (90.8%):
Beverages (2.3%):
62,080	Coca-Cola Co. (The)	$2,354,694
73,409	PepsiCo, Inc.	5,195,155

		7,549,849

Biotechnology (0.5%):
19,026	Amgen, Inc.	1,604,272

Capital Markets (3.5%):
233,573	Charles Schwab Corp. (The)	2,987,399
6,570	Goldman Sachs Group, Inc. (The)	746,878
135,791	Morgan Stanley	2,273,141
57,533	Northern Trust Corp.	2,670,394
65,982	State Street Corp.	2,768,605

		11,446,417

Chemicals (1.1%):
30,060	PPG Industries, Inc.	3,452,090

Commercial Banks (6.4%):
103,381	BB&T Corp.	3,428,114
72,625	Comerica, Inc.	2,255,006
178,210	Fifth Third Bancorp	2,764,037
101,947	PNC Financial Services Group, Inc.	6,432,856
56,326	U.S. Bancorp	1,931,982
120,091	Wells Fargo & Co.	4,146,742

		20,958,737

Commercial Services & Supplies (0.8%):
62,389	Cintas Corp.	2,586,024

Communications Equipment (0.4%):
73,989	Juniper Networks, Inc. *	1,265,952

Diversified Financial Services (6.8%):
208,104	Citigroup, Inc.	6,809,163
377,985	JPMorgan Chase & Co.	15,300,833

		22,109,996

Diversified Telecommunication Services (1.0%):
69,402	Verizon Communications, Inc.	3,162,649

Electric Utilities (2.8%):
56,049	Edison International	2,560,879
26,071	Entergy Corp.	1,806,720
54,762	FirstEnergy Corp.	2,415,004
44,073	Pinnacle West Capital Corp.	2,327,055

		9,109,658

Energy Equipment & Services (1.2%):
49,653	Baker Hughes, Inc.	2,245,805
50,102	Halliburton Co.	1,687,937

		3,933,742

Food & Staples Retailing (1.8%):
117,989	Sysco Corp.	3,689,516
56,278	Walgreen Co.	2,050,770

		5,740,286

Food Products (3.5%):
130,423	Archer-Daniels-Midland Co.	3,544,897
81,436	Kraft Foods, Inc., Class A	3,367,379
126,992	Unilever NV, NYS	4,505,676

		11,417,952

Health Care Equipment & Supplies (1.9%):
146,147	Medtronic, Inc.	6,301,859

Health Care Providers & Services (2.9%):
53,713	CIGNA Corp.	2,533,642

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
90,987	UnitedHealth Group, Inc.	$5,041,590
33,427	WellPoint, Inc.	1,939,100

		9,514,332

Hotels, Restaurants & Leisure (1.0%):
89,584	Carnival Corp.	3,264,441

Household Products (2.5%):
27,872	Energizer Holdings, Inc.	2,079,530
88,157	Procter & Gamble Co. (The)	6,114,569

		8,194,099

Industrial Conglomerates (6.7%):
634,256	General Electric Co.	14,403,954
130,179	Tyco International, Ltd.	7,323,870

		21,727,824

Insurance (4.6%):
53,290	Aon plc	2,786,534
34,193	Chubb Corp. (The)	2,608,242
229,349	Marsh & McLennan Cos., Inc.	7,781,811
53,829	Willis Group Holdings plc	1,987,367

		15,163,954

Internet Software & Services (2.2%):
146,635	eBay, Inc. *	7,098,600

IT Services (2.0%):
107,801	Amdocs, Ltd.	3,556,355
162,300	Western Union Co.	2,957,106

		6,513,461

Machinery (1.2%):
87,557	Ingersoll-Rand plc	3,924,305

Media (7.6%):
194,035	Comcast Corp., Class A	6,940,632
68,924	Time Warner Cable, Inc.	6,551,915
94,654	Time Warner, Inc.	4,290,666
130,501	Viacom, Inc., Class B	6,993,549

		24,776,762

Multiline Retail (0.8%):
51,251	Kohl’s Corp.	2,625,076

Oil, Gas & Consumable Fuels (8.3%):
86,842	Anadarko Petroleum Corp.	6,071,993
57,381	Chevron Corp.	6,688,329
32,999	ConocoPhillips	1,886,883
41,594	Devon Energy Corp.	2,516,437
49,008	Exxon Mobil Corp.	4,481,781
17,913	Occidental Petroleum Corp.	1,541,593
100,041	Williams Cos., Inc. (The)	3,498,434
19,718	WPX Energy, Inc. *	327,122

		27,012,572

Personal Products (1.7%):
358,170	Avon Products, Inc.	5,712,811

Pharmaceuticals (7.9%):
160,259	Bristol-Myers Squibb Co.	5,408,741
62,382	Eli Lilly & Co.	2,957,531
27,377	Hospira, Inc. *	898,513
152,423	Merck & Co., Inc.	6,874,277
32,481	Novartis AG, Registered Shares	1,988,680
4,975	Novartis AG, Sponsored ADR	304,769
290,131	Pfizer, Inc.	7,209,755

		25,642,266

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco Growth and Income Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment (1.7%):
272,430	Applied Materials, Inc.	$3,041,681
111,581	Intel Corp.	2,530,657

		5,572,338

Software (2.3%):
256,584	Microsoft Corp.	7,641,071

Specialty Retail (1.4%):
74,634	Home Depot, Inc. (The)	4,505,655

Wireless Telecommunication Services (2.0%):
231,374	Vodafone Group plc, Sponsored ADR	6,593,002

Total Common Stocks (Cost $244,105,346)		296,122,052

Exchange Traded Fund (0.4%):
50,700	SPDR S&P Homebuilders ^	1,258,374

Total Exchange Traded Funds (Cost $911,066)		1,258,374

Securities Held as Collateral for Securities on Loan (0.0%):
$ 12,875	Allianz Variable Insurance Products Securities Lending Collateral Trust (a)	12,875

Total Securities Held as Collateral for Securities on Loan (Cost $12,875)		12,875

Unaffiliated Investment Company (9.0%):
29,310,510	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	29,310,510

Total Unaffiliated Investment Company (Cost $29,310,510)		29,310,510

Total Investment Securities (Cost $274,339,797)+(c) — 100.2%		326,703,811
Net other assets (liabilities) — (0.2)%		(591,265)

Net Assets — 100.0%		$326,112,546

Percentages indicated are based on net assets as of September 30, 2012.

ADR	American Depositary Receipt
NYS	New York Shares
+	The $326,703,811 aggregate value of investment securities are segregated as available collateral for open forward currency contracts.
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $12,410.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(b)	The rate represents the effective yield at September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Guernsey	1.1%
Ireland (Republic of)	1.2
Netherlands	1.4
Panama	1.0
Switzerland	2.9
United Kingdom	3.5
United States	88.9

100.0%

At September 30, 2012, the Fund’s open foreign currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Swiss Franc	Bank of New York Mellon	10/26/12	$794,425	$855,766	$845,397	$10,369
Swiss Franc	Bank of New York Mellon	10/26/12	597,112	643,218	635,424	7,794
European Euro	Bank of New York Mellon	10/26/12	2,198,783	2,872,556	2,825,974	46,582
British Pound	Credit Suisse First Boston	10/26/12	2,535,371	4,117,950	4,093,256	24,694

				8,489,490	8,400,051	89,439

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (89.3%):
Auto Components (2.5%):
158,600	DENSO Corp.	$4,978,441
26,667	Hyundai Mobis Co., Ltd.	7,425,002

		12,403,443

Automobiles (1.1%):
136,200	Toyota Motor Corp.	5,345,364

Beverages (3.2%):
134,241	Anheuser-Busch InBev NV	11,481,872
48,974	Fomento Economico Mexicano SAB de C.V., Sponsored ADR	4,504,629

		15,986,501

Biotechnology (1.0%):
109,136	CSL, Ltd.	5,190,102

Capital Markets (0.9%):
131,626	Julius Baer Group, Ltd. ^	4,591,462

Chemicals (3.8%):
48,949	Agrium, Inc.	5,080,177
145,819	Potash Corp. of Saskatchewan, Inc.	6,339,892
20,451	Syngenta AG, Registered Shares	7,644,993

		19,065,062

Commercial Banks (5.5%):
1,108,681	Akbank T.A.S.	4,389,138
514,254	Banco Bradesco SA, Sponsored ADR ^	8,264,062
8,586,000	Industrial & Commercial Bank of China	5,048,989
264,935	Swedbank AB, A Shares	4,985,385
303,352	United Overseas Bank, Ltd.	4,844,831

		27,532,405

Commercial Services & Supplies (1.7%):
1,178,437	Brambles, Ltd.	8,547,215

Communications Equipment (0.7%):
376,169	Telefonaktiebolaget LM Ericsson, B Shares	3,432,262

Diversified Financial Services (1.6%):
231,093	Investor AB, B Shares	5,101,316
131,025	Kinnevik Investment AB, Class B	2,726,066

		7,827,382

Electrical Equipment (2.8%):
273,664	ABB, Ltd.	5,146,371
51,600	Nidec Corp.	3,773,792
83,742	Schneider Electric SA	4,973,317

		13,893,480

Electronic Equipment, Instruments & Components (1.1%):
376,113	Art Advanced Research Technologies, Inc. *(a)	—
21,685	Keyence Corp.	5,541,126

		5,541,126

Energy Equipment & Services (1.6%):
265,968	WorleyParsons, Ltd.	7,758,421

Food & Staples Retailing (0.2%):
67,867	Koninklijke Ahold NV	850,676

Food Products (2.7%):
117,300	Nestle SA, Registered Shares	7,401,779
167,840	Unilever NV	5,944,932

		13,346,711

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (1.1%):
498,438	Smith & Nephew plc	$5,504,522

Health Care Providers & Services (1.1%):
74,418	Fresenius Medical Care AG & Co., KGaA	5,461,340

Hotels, Restaurants & Leisure (3.3%):
1,023,981	Compass Group plc	11,323,736
1,456,000	Galaxy Entertainment Group, Ltd. *(b)	4,855,545

		16,179,281

Industrial Conglomerates (2.5%):
548,000	Hutchison Whampoa, Ltd.	5,292,780
771,841	Keppel Corp., Ltd.	7,134,108

		12,426,888

Insurance (0.8%):
10,774	Fairfax Financial Holdings, Ltd.	4,162,811

Internet Software & Services (2.6%):
52,440	Baidu, Inc., Sponsored ADR *	6,126,041
26,508	NHN Corp.	6,911,752

		13,037,793

IT Services (2.9%):
233,038	Amadeus IT Holding SA, A Shares	5,440,146
96,071	Cap Gemini SA	4,078,516
184,503	CGI Group, Inc. *	4,956,124

		14,474,786

Machinery (2.2%):
26,700	Fanuc, Ltd.	4,301,312
108,100	Komatsu, Ltd.	2,127,323
312,331	Volvo AB, B Shares	4,399,318

		10,827,953

Media (9.5%):
433,076	British Sky Broadcasting Group plc	5,202,197
101,372	Eutelsat Communications	3,255,727
321,023	Grupo Televisa SA, Sponsored ADR	7,547,251
612,858	Informa plc	3,995,385
193,349	Pearson plc	3,783,031
110,742	Publicis Groupe	6,208,359
1,205,808	Reed Elsevier plc	11,542,928
406,462	WPP plc	5,533,590

		47,068,468

Metals & Mining (1.0%):
140,664	BHP Billiton, Ltd.	4,818,700

Multi-Utilities (0.9%):
852,264	Centrica plc	4,516,735

Multiline Retail (1.4%):
128,284	Next plc	7,162,261

Office Electronics (1.0%):
150,050	Canon, Inc.	4,803,249

Oil, Gas & Consumable Fuels (7.9%):
406,279	BG Group plc	8,225,748
123,484	Canadian Natural Resources, Ltd.	3,810,816
118,777	Cenovus Energy, Inc.	4,146,560
1,893,000	CNOOC, Ltd.	3,845,990
276,086	OAO Gazprom, Registered shares	2,768,572
171,089	Royal Dutch Shell plc, B Shares	6,084,576
311,389	Suncor Energy, Inc.	10,246,561

		39,128,823

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Invesco International Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Personal Products (0.6%):
25,914	L’Oreal SA	$3,209,864

Pharmaceuticals (6.4%):
77,525	GlaxoSmithKline plc	1,788,105
86,771	Novartis AG, Registered Shares	5,312,635
30,903	Novo Nordisk A/S, B Shares	4,878,471
38,994	Roche Holding AG	7,286,615
94,734	Shire plc	2,803,715
239,744	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	9,927,799

		31,997,340

Road & Rail (0.9%):
47,931	Canadian National Railway Co.	4,242,489

Semiconductors & Semiconductor Equipment (1.1%):
331,823	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	5,249,440

Software (2.1%):
146,266	SAP AG	10,370,723

Specialty Retail (2.1%):
1,271,959	Kingfisher plc	5,434,497
115,530	Yamada Denki Co., Ltd.	5,064,368

		10,498,865

Textiles, Apparel & Luxury Goods (1.5%):
93,466	Adidas AG	7,674,834

Tobacco (3.5%):
146,371	British American Tobacco plc	7,525,249
263,215	Imperial Tobacco Group plc	9,755,355

		17,280,604

Wireless Telecommunication Services (2.5%):
253,691	America Movil SAB de C.V., Sponsored ADR, Series L	6,453,899
537,500	China Mobile, Ltd.	5,942,874

		12,396,773

Total Common Stocks (Cost $364,480,224)		443,806,154

Preferred Stock (1.5%):
Automobiles (1.5%):
40,084	Volkswagen AG, Preferred Shares	7,320,940

Total Preferred Stocks (Cost $7,070,653)		7,320,940

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.1%):
$ 266,475	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	$266,475

Total Securities Held as Collateral for Securities on Loan (Cost $266,475)		266,475

Unaffiliated Investment Company (8.7%):
43,328,560	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	43,328,560

Total Unaffiliated Investment Company (Cost $43,328,560)		43,328,560

Total Investment Securities (Cost $415,145,912)(e) — 99.6%		494,722,129
Net other assets (liabilities) — 0.4%		2,182,042

Net Assets — 100.0%		$496,904,171

Percentages indicated are based on net assets as of September 30, 2012.

ADR	American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $252,051.
(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2012. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(d)	The rate represents the effective yield at September 30, 2012.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Australia	5.3%
Belgium	2.3
Brazil	1.7
Canada	8.7
Cayman Islands	1.2
Denmark	1.0
France	4.4
Germany	6.2
Hong Kong	5.1
Israel	2.0
Japan	7.3
Mexico	3.7
Netherlands	1.4
Republic of Korea (South)	2.9
Russian Federation	0.6
Singapore	2.4
Spain	1.1
Sweden	4.2
Switzerland	7.6
Taiwan	1.1
Turkey	0.9
United Kingdom	20.3
United States	8.6

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (93.1%):
Aerospace & Defense (0.7%):
123,209	European Aeronautic Defence & Space Co. NV	$3,916,543

Air Freight & Logistics (0.5%):
169,800	Yamato Holdings Co., Ltd.	2,688,884

Airlines (0.9%):
103,100	Japan Airlines Co., Ltd. *	4,823,314

Auto Components (1.2%):
104,100	Bridgestone Corp.	2,413,071
39,531	Continental AG	3,877,693

		6,290,764

Automobiles (2.1%):
173,000	Honda Motor Co., Ltd.	5,309,814
692,900	Nissan Motor Co., Ltd.	5,900,829

		11,210,643

Beverages (1.8%):
29,009	Carlsberg A/S, Class B	2,572,746
162,030	SABMiller plc	7,127,280

		9,700,026

Chemicals (2.5%):
82,241	BASF SE	6,948,354
56,585	Solvay SA	6,569,771

		13,518,125

Commercial Banks (9.1%):
306,348	Australia & New Zealand Banking Group, Ltd.	7,834,543
1,629,285	HSBC Holdings plc	15,116,431
1,649,200	Mitsubishi UFJ Financial Group, Inc.	7,686,035
254,175	Standard Chartered plc	5,756,772
218,472	Sumitomo Mitsui Financial Group, Inc.	6,798,160
317,905	Swedbank AB, A Shares	5,982,143

		49,174,084

Communications Equipment (1.0%):
586,194	Telefonaktiebolaget LM Ericsson, B Shares	5,348,583

Computers & Peripherals (0.8%):
1,208,000	Fujitsu, Ltd.	4,532,829

Diversified Financial Services (2.0%):
107,921	Deutsche Boerse AG	5,976,011
45,740	ORIX Corp.	4,587,674

		10,563,685

Diversified Telecommunication Services (1.3%):
1,259,944	BT Group plc	4,698,927
1,268,659	Telecom Corp. of New Zealand, Ltd.	2,498,677

		7,197,604

Electric Utilities (1.1%):
245,572	E.ON AG	5,835,352

Electrical Equipment (2.6%):
823,000	Mitsubishi Electric Corp.	6,062,285
132,649	Schneider Electric SA	7,877,834

		13,940,119

Electronic Equipment, Instruments & Components (2.2%):
1,209,000	Hitachi, Ltd. ^	6,719,639
849,738	Hon Hai Precision Industry Co., Ltd., Sponsored GDR	5,333,805

		12,053,444

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services (0.7%):
151,260	Petrofac, Ltd.	$3,907,098

Food Products (4.2%):
159,010	Nestle SA, Registered Shares	10,033,733
299,056	Unilever NV *(a)(b)	—
353,985	Unilever NV	12,538,231

		22,571,964

Gas Utilities (1.1%):
13,855,500	PT Perusahaan Gas Negara	5,959,384

Hotels, Restaurants & Leisure (4.2%):
402,741	InterContinental Hotels Group plc	10,563,277
1,003,200	Sands China, Ltd.	3,725,082
107,560	Sodexo	8,106,618

		22,394,977

Industrial Conglomerates (2.2%):
664,000	Hutchison Whampoa, Ltd.	6,413,149
57,180	Siemens AG, Registered Shares	5,709,441

		12,122,590

Insurance (3.9%):
5,458	Dai-ichi Life Insurance Co., Ltd. (The)	6,190,918
552,822	Prudential plc	7,172,427
115,248	Swiss Re AG	7,418,320

		20,781,665

Media (1.1%):
295,377	Pearson plc	5,779,293

Metals & Mining (3.7%):
327,040	First Quantum Minerals, Ltd.	6,971,396
272,665	Rio Tinto plc	12,744,484

		19,715,880

Multi-Utilities (1.7%):
1,313,839	Centrica plc	6,962,939
209,424	Suez Environnement Co.	2,376,726

		9,339,665

Office Electronics (1.1%):
182,800	Canon, Inc.	5,851,609
464,371	Royal Dutch Shell, A Shares *(a)(b)	—

		5,851,609

Oil, Gas & Consumable Fuels (8.5%):
511,553	BG Group plc	10,357,183
1,173,500	China Shenhua Energy Co., Ltd., H Shares	4,530,452
1,916,000	CNOOC, Ltd.	3,892,719
600,400	JX Holdings, Inc.	3,283,245
518,371	Royal Dutch Shell plc, A Shares	17,952,762
265,539	Tullow Oil plc	5,889,267

		45,905,628

Paper & Forest Products (1.0%):
419,874	Stora Enso OYJ, R Shares	2,607,329
254,150	UPM-Kymmene OYJ	2,882,931

		5,490,260

Pharmaceuticals (9.3%):
145,060	Bayer AG	12,479,799
538,406	GlaxoSmithKline plc	12,418,271

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan International Opportunities Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
55,290	Novo Nordisk A/S, B Shares	$8,728,300
24,509	Roche Holding AG	4,579,875
27,267	Sanofi	2,329,129
198,676	Shire plc	5,879,947
90,857	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	3,762,389

		50,177,710

Professional Services (1.3%):
417,676	Experian plc	6,949,502

Real Estate Investment Trusts (REITs) (0.9%):
440,405	Westfield Group	4,624,111

Real Estate Management & Development (2.2%):
2,484,000	China Overseas Land & Investment, Ltd.	6,294,030
298,000	Mitsubishi Estate Co., Ltd. ^	5,702,577

		11,996,607

Road & Rail (0.7%):
56,800	East Japan Railway Co.	3,762,640

Semiconductors & Semiconductor Equipment (3.2%):
123,609	ASML Holding NV, NYS ^	6,625,528
9,032	Samsung Electronics Co., Ltd.	10,875,137

		17,500,665

Specialty Retail (3.2%):
2,705,000	Belle International Holdings, Ltd.	4,872,537
47,050	Industria de Diseno Textil SA	5,840,384
930,261	Kingfisher plc	3,974,578
29,600	Nitori Co., Ltd.	2,747,966

		17,435,465

Textiles, Apparel & Luxury Goods (1.2%):
111,855	Compagnie Financiere Richemont SA, Bearer Shares, Class A ^	6,708,718

Tobacco (3.9%):
227,512	British American Tobacco plc	11,696,883
314,600	Japan Tobacco, Inc.	9,431,161

		21,128,044

Trading Companies & Distributors (1.6%):
684,000	Marubeni Corp.	4,362,613
312,000	Mitsui & Co., Ltd. ^	4,387,489

		8,750,102

Wireless Telecommunication Services (2.4%):
4,582,324	Vodafone Group plc	13,039,932

Total Common Stocks (Cost $504,194,934)		502,687,508

Shares or Principal Amount		Fair Value
Preferred Stocks (2.7%):
Automobiles (1.3%):
37,312	Volkswagen AG, Preferred Shares	$6,814,662

Household Products (1.4%):
96,315	Henkel AG & Co. KGaA, Preferred Shares	7,664,084

Total Preferred Stocks (Cost $12,908,474)		14,478,746

Securities Held as Collateral for Securities on Loan (2.2%):
$11,993,983	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	11,993,983

Total Securities Held as Collateral for Securities on Loan (Cost $11,993,983)		11,993,983

Unaffiliated Investment Company (4.3%):
23,263,859	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	$23,263,859

Total Unaffiliated Investment Company (Cost $23,263,859)		23,263,859

Total Investment Securities (Cost $552,361,250)(e) — 102.3%		552,424,096
Net other assets (liabilities) — (2.3)%		(12,475,644)

Net Assets — 100.0%		$539,948,452

Percentages indicated are based on net assets as of September 30, 2012.
ADR	American Depositary Receipt
GDR	Global Depository Receipt
NYS	New York Shares
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $11,261,441.
(a)	Security issued in connection with a pending litigation settlement.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2012. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(d)	The rate represents the effective yield at September 30, 2012.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Australia	2.3%
Belgium	1.2
Canada	1.3
China	0.8
Denmark	2.0
Finland	1.0
France	3.7
Germany	10.0
Hong Kong	4.6
Indonesia	1.1
Ireland (Republic of)	1.3
Israel	0.7
Japan	18.7
Netherlands	4.2
New Zealand	0.5
Republic of Korea (South)	2.0
Spain	1.1
Sweden	2.1
Switzerland	5.2
Taiwan	1.0
United Kingdom	29.2
United States	6.0

100.0%

Futures Contracts

Cash of $684,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
EURO STOXX 50 December Futures (Euro)	Long	12/24/12	143	$4,510,838	$(222,454)
FTSE 100 Index December Futures (British Pounds)	Long	12/24/12	46	4,243,126	(114,103)
Tokyo Price Index December Futures (Japan)	Long	12/14/12	30	2,826,198	27,382

					$(309,175

See Notes to Schedules of Portfolio Investments.

At September 30, 2012, the Fund’s open foreign currency contracts were as follows:

Short Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Canadian Dollar	Royal Bank of Canada	12/19/12	$5,854,823	6,007,682	$5,946,378	61,304
Danish Krone	Royal Bank of Scotland	12/19/12	1,543,914	271,918	266,659	5,259
European Euro	State Street	12/19/12	4,646,261	6,093,896	5,975,155	118,741
British Pound	Westpac Banking Corp.	12/19/12	319,458	507,979	515,674	(7,695)
British Pound	Citigroup Global Markets	12/19/12	20,168,930	32,694,844	32,556,963	137,881
Hong Kong Dollar	Credit Suisse	12/19/12	11,050,000	1,425,027	1,425,189	(162)
Hong Kong Dollar	Credit Suisse	12/19/12	20,369,623	2,627,923	2,627,199	724
Japanese Yen	Westpac Banking Corp.	12/19/12	5,664,342	72,662	72,662	0
Japanese Yen	UBS Warburg	12/19/12	233,926,725	2,986,960	3,000,814	(13,854)
Japanese Yen	BNP Paribas	12/19/12	302,502,865	3,896,174	3,880,509	15,665
New Zealand Dollar	Westpac Banking Corp.	12/19/12	1,692,670	1,394,347	1,394,898	(551)

				57,979,412	57,662,100	317,312

Long Contracts	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Australian Dollar	Westpac Banking Corp.	12/19/12	$29,734,051	$31,018,176	$30,621,822	$(396,354)
Swiss Franc	Credit Suisse	12/19/12	14,493,463	15,639,358	15,439,383	(199,975)
Swiss Franc	Royal Bank of Canada	12/19/12	1,130,272	1,212,215	1,204,039	(8,176)
European Euro	Credit Suisse	12/19/12	3,500,000	4,515,665	4,501,048	(14,617)
European Euro	BNP Paribas	12/19/12	2,000,000	2,572,846	2,572,028	(818)
British Pound	BNP Paribas	12/19/12	2,200,000	3,565,696	3,551,270	(14,426)
Japanese Yen	Morgan Stanley	12/19/12	114,656,076	1,458,712	1,470,809	12,097
Norwegian Krone	Royal Bank of Scotland	12/19/12	26,762,205	4,676,030	4,659,630	(16,400)
Swedish Krona	Royal Bank of Scotland	12/19/12	27,929,677	4,229,670	4,243,323	13,653
Singapore Dollar	Credit Suisse	12/19/12	11,176,623	9,136,864	9,109,892	(26,972)

			1394898	78,025,232	77,373,244	-651,988

At September 30, 2012, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/British Pound	Royal Bank of Canada	4,368,865 AUD	2,789,735 GBP	4,503,106	4,499,183	(3,923)
Swiss Franc/British Pound	Royal Bank of Canada	1,030,881 CHF	680,423 GBP	1,101,394	1,101,208	(186)
European Euro/British Pound	Credit Suisse	741,815 EUR	599,226 GBP	973,833	960,538	(13,295)
European Euro/Japanses Yen	Westpac Banking Corp.	932,921 EUR	95,977,384 JPY	1,223,697	1,192,247	(31,450)
British Pound/European Euro	Westpac Banking Corp.	598,939 GBP	748,038 EUR	972,860	977,688	4,828

				8,774,890	8,730,864	(44,026)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (99.2%):
Aerospace & Defense (3.2%):
94,124	Honeywell International, Inc.	$5,623,909
87,748	United Technologies Corp.	6,869,791

		12,493,700

Auto Components (1.5%):
208,731	Johnson Controls, Inc.	5,719,229

Automobiles (1.5%):
253,051	General Motors Co. *	5,756,910

Beverages (2.2%):
135,549	Coca-Cola Co. (The)	5,141,374
50,160	PepsiCo, Inc.	3,549,823

		8,691,197

Biotechnology (2.4%):
32,026	Biogen Idec, Inc. *	4,779,240
23,046	Celgene Corp. *	1,760,714
15,645	Onyx Pharmaceuticals, Inc. *	1,322,002
24,389	Vertex Pharmaceuticals, Inc. *	1,364,565

		9,226,521

Building Products (0.3%):
88,660	Masco Corp.	1,334,333

Capital Markets (3.4%):
48,422	Ameriprise Financial, Inc.	2,745,043
43,188	Goldman Sachs Group, Inc. (The)	4,909,612
92,487	Invesco, Ltd.	2,311,250
68,099	Morgan Stanley	1,139,977
17,138	State Street Corp.	719,111
81,018	TD Ameritrade Holding Corp.	1,245,247

		13,070,240

Chemicals (1.8%):
52,385	Air Products & Chemicals, Inc.	4,332,239
12,529	Dow Chemical Co. (The)	362,840
27,590	E.I. du Pont de Nemours & Co.	1,386,949
22,721	Georgia Gulf Corp. ^	822,955

		6,904,983

Commercial Banks (3.0%):
9,781	CIT Group, Inc. *	385,274
22,721	Huntington Bancshares, Inc.	156,775
14,953	PNC Financial Services Group, Inc.	943,534
16,477	SunTrust Banks, Inc.	465,805
284,514	Wells Fargo & Co.	9,824,268

		11,775,656

Communications Equipment (2.6%):
266,510	Cisco Systems, Inc.	5,087,676
63,014	Juniper Networks, Inc. *	1,078,170
62,992	QUALCOMM, Inc.	3,936,370

		10,102,216

Computers & Peripherals (6.2%):
31,127	Apple, Inc.	20,769,802
30,947	EMC Corp. *	843,925
102,202	Hewlett-Packard Co.	1,743,566
11,102	NetApp, Inc. *	365,034
6,600	SanDisk Corp. *	286,638

		24,008,965

Construction & Engineering (0.4%):
27,435	Fluor Corp.	1,544,042

Consumer Finance (0.7%):
30,122	American Express Co.	1,712,737

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
15,927	Capital One Financial Corp.	$907,998

		2,620,735

Diversified Financial Services (3.9%):
490,552	Bank of America Corp.	4,331,574
84,915	Citigroup, Inc.	2,778,419
123,823	CME Group, Inc.	7,095,058
7,379	IntercontinentalExchange, Inc. *	984,432

		15,189,483

Diversified Telecommunication Services (2.3%):
100,822	AT&T, Inc.	3,800,990
114,925	Verizon Communications, Inc.	5,237,132

		9,038,122

Electric Utilities (1.1%):
25,571	American Electric Power Co., Inc.	1,123,590
42,833	NextEra Energy, Inc.	3,012,445

		4,136,035

Electrical Equipment (1.3%):
104,985	Emerson Electric Co.	5,067,626

Energy Equipment & Services (2.7%):
15,840	Cameron International Corp. *	888,149
37,263	Ensco plc, Class A	2,033,069
14,012	Halliburton Co.	472,064
12,053	National-Oilwell Varco, Inc.	965,566
84,523	Schlumberger, Ltd.	6,113,549

		10,472,397

Food & Staples Retailing (0.2%):
25,837	Walgreen Co.	941,500

Food Products (2.1%):
15,753	Archer-Daniels-Midland Co.	428,166
43,582	General Mills, Inc.	1,736,743
60,564	Kraft Foods Group, Inc. *	2,704,183
80,563	Kraft Foods, Inc., Class A	3,331,280

		8,200,372

Health Care Equipment & Supplies (2.0%):
72,484	CareFusion Corp. *	2,057,821
96,544	Covidien plc	5,736,644

		7,794,465

Health Care Providers & Services (2.7%):
44,209	AmerisourceBergen Corp.	1,711,330
45,616	Cardinal Health, Inc.	1,777,656
27,331	Humana, Inc.	1,917,270
91,167	UnitedHealth Group, Inc.	5,051,563

		10,457,819

Hotels, Restaurants & Leisure (0.9%):
29,451	Carnival Corp.	1,073,194
18,588	Royal Caribbean Cruises, Ltd.	561,544
29,992	Yum! Brands, Inc.	1,989,669

		3,624,407

Household Durables (0.6%):
15,775	Lennar Corp. ^	548,497
1,428	NVR, Inc. *	1,205,946
37,065	PulteGroup, Inc. *	574,507
2,590	Ryland Group, Inc. (The)	77,700

		2,406,650

Household Products (1.7%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Products, continued
9,803	Clorox Co. (The)	$706,306
16,143	Colgate-Palmolive Co.	1,730,853
62,148	Procter & Gamble Co. (The)	4,310,585

		6,747,744

Industrial Conglomerates (1.1%):
72,687	Tyco International, Ltd.	4,089,371

Insurance (3.2%):
60,823	ACE, Ltd.	4,598,219
20,298	Axis Capital Holdings, Ltd.	708,806
2,337	Everest Re Group, Ltd.	249,966
23,355	Hartford Financial Services Group, Inc. (The)	454,021
138,257	MetLife, Inc.	4,764,336
33,400	Prudential Financial, Inc.	1,820,634

		12,595,982

Internet & Catalog Retail (1.2%):
15,234	Amazon.com, Inc. *	3,874,311
13,416	Expedia, Inc.	775,981

		4,650,292

Internet Software & Services (2.0%):
9,718	Google, Inc., Class A *	7,332,231
2,961	LinkedIn Corp., Class A *	356,504

		7,688,735

IT Services (1.3%):
19,865	Cognizant Technology Solutions Corp., Class A *	1,388,961
2,678	MasterCard, Inc., Class A	1,209,063
17,550	Visa, Inc., Class A	2,356,614

		4,954,638

Machinery (1.1%):
77,979	PACCAR, Inc.	3,121,110
19,432	SPX Corp.	1,271,047

		4,392,157

Media (5.7%):
48,083	CBS Corp., Class B	1,746,855
120,315	Comcast Corp., Class A	4,303,668
17,814	DIRECTV, Inc. *	934,522
13,157	DISH Network Corp., Class A	402,736
26,119	Time Warner Cable, Inc.	2,482,872
268,037	Time Warner, Inc.	12,150,117

		22,020,770

Metals & Mining (1.2%):
120,466	Alcoa, Inc.	1,066,124
88,487	Freeport-McMoRan Copper & Gold, Inc.	3,502,315
8,980	Walter Energy, Inc.	291,491

		4,859,930

Multi-Utilities (0.7%):
31,130	NiSource, Inc.	793,192
29,040	PG&E Corp.	1,239,137
12,226	Sempra Energy	788,455

		2,820,784

Multiline Retail (1.2%):
15,083	Kohl’s Corp.	772,551
62,667	Target Corp.	3,977,475

		4,750,026

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (8.7%):
28,434	Anadarko Petroleum Corp.	$1,988,105
54,120	EOG Resources, Inc.	6,064,146
76,776	Exxon Mobil Corp.	7,021,165
44,707	Kinder Morgan, Inc.	1,587,993
19,432	Marathon Petroleum Corp.	1,060,793
115,940	Occidental Petroleum Corp.	9,977,796
31,702	Peabody Energy Corp.	706,637
29,148	Phillips 66	1,351,593
10,602	Pioneer Natural Resources Co.	1,106,849
10,365	Southwestern Energy Co. *	360,495
42,457	Valero Energy Corp.	1,345,038
40,033	Williams Cos., Inc. (The)	1,399,954

		33,970,564

Pharmaceuticals (6.6%):
51,261	Abbott Laboratories	3,514,454
67,212	Johnson & Johnson Co.	4,631,579
251,401	Merck & Co., Inc.	11,338,185
249,240	Pfizer, Inc.	6,193,614

		25,677,832

Road & Rail (1.9%):
294,482	CSX Corp.	6,110,501
10,344	Union Pacific Corp.	1,227,833

		7,338,334

Semiconductors & Semiconductor Equipment (3.1%):
71,150	Altera Corp.	2,418,033
76,409	Broadcom Corp., Class A	2,642,223
43,733	Freescale Semiconductor Holdings I, Ltd. *^	415,901
5,100	KLA-Tencor Corp.	243,295
112,517	Lam Research Corp. *	3,576,353
79,979	Marvell Technology Group, Ltd.	731,808
13,611	Maxim Integrated Products, Inc.	362,325
58,340	Texas Instruments, Inc.	1,607,267

		11,997,205

Software (4.3%):
21,856	Adobe Systems, Inc. *	709,446
7,790	Citrix Systems, Inc. *	596,480
315,848	Microsoft Corp.	9,405,954
181,230	Oracle Corp.	5,706,933
80,910	Zynga, Inc. *^	229,784

		16,648,597

Specialty Retail (2.1%):
4,393	AutoZone, Inc. *	1,623,960
65,156	Home Depot, Inc. (The)	3,933,468
84,819	Lowe’s Cos., Inc.	2,564,927

		8,122,355

Textiles, Apparel & Luxury Goods (1.3%):
28,434	Coach, Inc.	1,592,873
9,716	Lululemon Athletica, Inc. *^	718,401
16,900	V.F. Corp.	2,693,184

		5,004,458

Tobacco (1.4%):
58,448	Philip Morris International, Inc.	5,256,813
Trading Companies & Distributors (0.4%):
6,604	W.W. Grainger, Inc.	1,376,075
Total Common Stocks (Cost $320,868,639)		385,540,265

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL JPMorgan U.S. Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.7%):
$2,769,678	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	$2,769,678

Total Securities Held as Collateral for Securities on Loan (Cost $2,769,678)		2,769,678

Unaffiliated Investment Company (1.7%):
6,409,814	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	6,409,814

Total Unaffiliated Investment Company (Cost $6,409,814)		6,409,814

Total Investment Securities (Cost $330,048,131)(c) — 101.6%		394,719,757
Net other assets (liabilities) — (1.6)%		(6,168,087)

Net Assets — 100.0%		$388,551,670

Percentages indicated are based on net assets as of September 30, 2012.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $2,671,708.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(b)	The rate represents the effective yield at September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Bermuda	0.5%
Canada	0.2
Ireland (Republic of)	1.5
Liberia	0.1
Netherlands	1.5
Panama	0.3
Switzerland	2.2
United Kingdom	0.5
United States	93.2

100.0%

Futures Contracts

Cash of $175,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/24/12	27	$1,936,170	$(9,979)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (99.5%):
Aerospace & Defense (4.4%):
84,540	Honeywell International, Inc.	$5,051,265
23,780	Precision Castparts Corp.	3,884,225
68,134	United Technologies Corp.	5,334,211

		14,269,701

Air Freight & Logistics (1.0%):
44,590	United Parcel Service, Inc., Class B	3,191,306

Auto Components (0.4%):
42,670	Delphi Automotive plc *	1,322,770

Automobiles (0.5%):
20,567	Bayerische Motoren Werke AG (BMW)	1,507,611

Beverages (2.0%):
105,542	Diageo plc	2,971,317
60,589	Heineken NV ^	3,618,090

		6,589,407

Biotechnology (1.7%):
31,970	Celgene Corp. *	2,442,508
47,559	Gilead Sciences, Inc. *	3,154,589

		5,597,097

Capital Markets (5.3%):
66,187	Bank of New York Mellon Corp. (The)	1,497,150
26,768	BlackRock, Inc.	4,772,734
31,123	Franklin Resources, Inc.	3,892,554
45,609	Goldman Sachs Group, Inc. (The)	5,184,831
39,752	State Street Corp.	1,667,994

		17,015,263

Chemicals (3.0%):
52,920	Celanese Corp., Series A	2,006,197
18,668	Linde AG	3,218,136
27,141	Praxair, Inc.	2,819,407
11,913	Sherwin Williams Co.	1,773,965

		9,817,705

Commercial Banks (1.8%):
166,942	Wells Fargo & Co.	5,764,507

Communications Equipment (0.9%):
155,968	Cisco Systems, Inc.	2,977,429

Computers & Peripherals (6.7%):
23,141	Apple, Inc.	15,441,064
225,159	EMC Corp. *	6,140,086

		21,581,150

Construction & Engineering (0.8%):
47,430	Fluor Corp.	2,669,360

Consumer Finance (1.6%):
89,340	American Express Co.	5,079,872

Diversified Financial Services (3.2%):
283,418	Bank of America Corp.	2,502,581
194,830	JPMorgan Chase & Co.	7,886,718

		10,389,299

Diversified Telecommunication Services (1.1%):
98,439	AT&T, Inc.	3,711,150

Electric Utilities (1.0%):
76,169	American Electric Power Co., Inc.	3,346,866

Energy Equipment & Services (3.4%):
53,780	Cameron International Corp. *	3,015,445
53,380	Dresser-Rand Group, Inc. *	2,941,772

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
32,121	National-Oilwell Varco, Inc.	$2,573,213
35,255	Schlumberger, Ltd.	2,549,994

		11,080,424

Food Products (2.3%):
71,594	Danone SA	4,414,306
73,556	General Mills, Inc.	2,931,207

		7,345,513

Health Care Equipment & Supplies (4.9%):
36,697	Baxter International, Inc.	2,211,361
93,720	Covidien plc	5,568,843
72,495	Medtronic, Inc.	3,125,984
119,542	St. Jude Medical, Inc.	5,036,305

		15,942,493

Hotels, Restaurants & Leisure (0.7%):
25,100	McDonald’s Corp.	2,302,925

Household Products (3.8%):
31,836	Colgate-Palmolive Co.	3,413,456
84,166	Procter & Gamble Co. (The)	5,837,754
53,718	Reckitt Benckiser Group plc	3,094,627

		12,345,837

Industrial Conglomerates (3.8%):
42,620	3M Co.	3,938,941
149,348	Danaher Corp.	8,236,542

		12,175,483

Insurance (1.6%):
70,280	ACE, Ltd.	5,313,168

Internet Software & Services (3.1%):
22,130	Facebook, Inc., Class A *^	479,115
10,913	Google, Inc., Class A *	8,233,858
25,233	VeriSign, Inc. *	1,228,595

		9,941,568

IT Services (3.5%):
36,915	Accenture plc, Class A	2,585,158
8,530	MasterCard, Inc., Class A	3,851,124
37,108	Visa, Inc., Class A	4,982,862

		11,419,144

Life Sciences Tools & Services (1.4%):
75,150	Thermo Fisher Scientific, Inc.	4,421,075

Machinery (1.0%):
40,520	Stanley Black & Decker, Inc.	3,089,650

Media (4.4%):
124,800	Comcast Corp., Class A	4,464,096
42,860	Viacom, Inc., Class B	2,296,868
145,887	Walt Disney Co. (The)	7,626,972

		14,387,936

Multi-Utilities (2.1%):
50,972	Alliant Energy Corp.	2,211,675
92,870	CMS Energy Corp.	2,187,089
63,548	Wisconsin Energy Corp.	2,393,853

		6,792,617

Multiline Retail (2.6%):
64,477	Kohl’s Corp.	3,302,512
83,058	Target Corp.	5,271,691

		8,574,203

Oil, Gas & Consumable Fuels (7.2%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Investors Trust Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
49,441	Chevron Corp.	$5,762,843
39,504	EOG Resources, Inc.	4,426,423
91,811	Exxon Mobil Corp.	8,396,116
54,112	Occidental Petroleum Corp.	4,656,879

		23,242,261

Pharmaceuticals (4.9%):
83,819	Johnson & Johnson Co.	5,775,967
321,570	Pfizer, Inc.	7,991,014
52,011	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,153,776

		15,920,757

Real Estate Investment Trusts (REITs) (1.2%):
56,424	American Tower Corp.	4,028,109

Road & Rail (1.2%):
43,540	Canadian National Railway Co.	3,841,534

Semiconductors & Semiconductor Equipment (2.8%):
93,780	Altera Corp.	3,187,113
27,597	ASML Holding NV, NYS	1,481,407
132,011	Microchip Technology, Inc.	4,322,040

		8,990,560

Software (3.2%):
57,590	Check Point Software Technologies, Ltd. *	2,773,534
15,800	Citrix Systems, Inc. *	1,209,806
197,405	Oracle Corp.	6,216,284

		10,199,624

Specialty Retail (0.6%):
57,160	Hennes & Mauritz AB, B Shares	1,991,312

Textiles, Apparel & Luxury Goods (2.4%):
18,738	LVMH Moet Hennessy Louis Vuitton SA	2,825,421
23,278	Nike, Inc., Class B	2,209,315
17,290	V.F. Corp.	2,755,335

		7,790,071

Shares or Principal Amount		Fair Value
Tobacco (2.0%):
73,494	Philip Morris International, Inc.	$6,610,050

Total Common Stocks (Cost $254,012,881)		322,576,807

Securities Held as Collateral for Securities on Loan (1.3%):
$4,140,286	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	4,140,286

Total Securities Held as Collateral for Securities on Loan (Cost $4,140,286)		4,140,286

Unaffiliated Investment Company (0.5%):
1,556,365	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	1,556,365

Total Unaffiliated Investment Company (Cost $1,556,365)		1,556,365

Total Investment Securities (Cost $259,709,532)(c) — 101.3%		328,273,458
Net other assets (liabilities) — (1.3)%		(4,076,743)

Net Assets — 100.0%		$324,196,715

Percentages indicated are based on net assets as of September 30, 2012.

ADR	American Depositary Receipt
NYS	New York Shares
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $4,007,374.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(b)	The rate represents the effective yield at September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Canada	1.2%
France	2.2
Germany	1.4
Ireland (Republic of)	2.5
Israel	1.5
Netherlands	2.3
Sweden	0.6
Switzerland	1.6
United Kingdom	2.3
United States	84.4

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Value Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (98.7%):
Aerospace & Defense (8.0%):
117,210	Honeywell International, Inc.	$7,003,298
158,830	Lockheed Martin Corp.	14,831,545
64,390	Northrop Grumman Corp.	4,277,428
101,450	United Technologies Corp.	7,942,520

		34,054,791

Air Freight & Logistics (1.3%):
79,640	United Parcel Service, Inc., Class B	5,699,835

Auto Components (1.4%):
67,150	Delphi Automotive plc *	2,081,650
144,340	Johnson Controls, Inc.	3,954,916

		6,036,566

Automobiles (0.2%):
32,550	General Motors Co. *	740,512

Beverages (2.8%):
28,050	Coca-Cola Enterprises, Inc.	877,124
277,933	Diageo plc	7,824,630
14,980	Dr Pepper Snapple Group, Inc.	667,059
36,350	PepsiCo, Inc.	2,572,490

		11,941,303

Capital Markets (6.4%):
281,620	Bank of New York Mellon Corp. (The)	6,370,244
28,152	BlackRock, Inc.	5,019,502
21,800	Franklin Resources, Inc.	2,726,526
87,180	Goldman Sachs Group, Inc. (The)	9,910,622
76,880	State Street Corp.	3,225,885

		27,252,779

Chemicals (2.2%):
45,040	Air Products & Chemicals, Inc.	3,724,808
48,730	PPG Industries, Inc.	5,596,153

		9,320,961

Commercial Banks (2.8%):
50,060	PNC Financial Services Group, Inc.	3,158,786
25,080	SunTrust Banks, Inc.	709,012
228,900	Wells Fargo & Co.	7,903,917

		11,771,715

Communications Equipment (0.3%):
61,540	Cisco Systems, Inc.	1,174,799

Computers & Peripherals (0.2%):
43,000	Hewlett-Packard Co.	733,580

Construction & Engineering (0.1%):
11,160	Fluor Corp.	628,085

Diversified Financial Services (3.7%):
343,250	JPMorgan Chase & Co.	13,894,760
46,270	Moody’s Corp.	2,043,746

		15,938,506

Diversified Telecommunication Services (2.3%):
261,170	AT&T, Inc.	9,846,109

Electric Utilities (0.3%):
27,740	PPL Corp.	805,847
8,400	PPL Corp.	451,164

		1,257,011

Energy Equipment & Services (0.2%):
22,110	Transocean, Ltd.	992,518

Food & Staples Retailing (1.4%):
107,280	CVS Caremark Corp.	5,194,498

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
22,930	Walgreen Co.	$835,569

		6,030,067

Food Products (4.2%):
65,209	Danone SA	4,020,623
158,570	General Mills, Inc.	6,319,015
13,410	J.M. Smucker Co. (The)	1,157,685
35,110	Kellogg Co.	1,813,783
73,911	Nestle SA, Registered Shares	4,663,878

		17,974,984

Health Care Equipment & Supplies (2.6%):
31,020	Becton, Dickinson & Co.	2,436,931
112,400	Medtronic, Inc.	4,846,688
87,630	St. Jude Medical, Inc.	3,691,852

		10,975,471

Health Care Providers & Services (0.6%):
37,670	Quest Diagnostics, Inc.	2,389,408

Hotels, Restaurants & Leisure (0.3%):
13,680	McDonald’s Corp.	1,255,140

Household Products (0.5%):
30,300	Procter & Gamble Co. (The)	2,101,608

Industrial Conglomerates (4.2%):
77,700	3M Co.	7,181,034
87,530	Danaher Corp.	4,827,279
4,450	Tyco International, Ltd. *(a)	121,930
99,400	Tyco International, Ltd.	5,592,244

		17,722,487

Insurance (7.1%):
61,110	ACE, Ltd.	4,619,916
80,160	Aon plc	4,191,566
43,100	Chubb Corp. (The)	3,287,668
219,170	MetLife, Inc.	7,552,598
92,950	Prudential Financial, Inc.	5,066,705
78,620	Travelers Cos., Inc. (The)	5,366,601

		30,085,054

IT Services (6.1%):
135,950	Accenture plc, Class A	9,520,578
27,540	Fiserv, Inc. *	2,038,786
40,440	International Business Machines Corp.	8,389,278
4,400	MasterCard, Inc., Class A	1,986,512
215,690	Western Union Co.	3,929,872

		25,865,026

Leisure Equipment & Products (0.9%):
96,530	Hasbro, Inc. ^	3,684,550

Life Sciences Tools & Services (0.9%):
63,570	Thermo Fisher Scientific, Inc.	3,739,823

Machinery (1.9%):
68,790	Eaton Corp. ^	3,251,015
65,110	Stanley Black & Decker, Inc.	4,964,638

		8,215,653

Media (5.5%):
115,880	Comcast Corp., Special Class A	4,032,624
29,180	McGraw-Hill Cos., Inc. (The)	1,592,936
95,000	Omnicom Group, Inc.	4,898,200
92,850	Viacom, Inc., Class B	4,975,832
148,030	Walt Disney Co. (The)	7,739,008

		23,238,600

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL MFS Value Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Multi-Utilities (0.9%):
67,260	PG&E Corp.	$2,869,984
27,740	Public Service Enterprise Group, Inc.	892,673

		3,762,657

Multiline Retail (1.7%):
25,590	Kohl’s Corp.	1,310,720
90,390	Target Corp.	5,737,053

		7,047,773

Oil, Gas & Consumable Fuels (7.0%):
31,220	Apache Corp.	2,699,593
82,100	Chevron Corp.	9,569,576
24,160	EOG Resources, Inc.	2,707,128
84,560	Exxon Mobil Corp.	7,733,012
82,610	Occidental Petroleum Corp.	7,109,417

		29,818,726

Pharmaceuticals (9.2%):
98,890	Abbott Laboratories	6,779,899
160,820	Johnson & Johnson Co.	11,082,106
93,160	Merck & Co., Inc.	4,201,516
587,980	Pfizer, Inc.	14,611,303
12,284	Roche Holding AG	2,295,450

		38,970,274

Professional Services (0.5%):
25,180	Dun & Bradstreet Corp.	2,004,832

Road & Rail (0.5%):
22,520	Canadian National Railway Co.	1,986,940

Semiconductors & Semiconductor Equipment (0.7%):
141,060	Intel Corp.	3,199,241

Software (1.7%):
226,440	Oracle Corp.	7,130,596

Specialty Retail (0.8%):
31,400	Advance Auto Parts, Inc.	2,149,016
124,070	Staples, Inc. ^	1,429,286

		3,578,302

Tobacco (5.4%):
72,380	Altria Group, Inc.	2,416,768
35,560	Lorillard, Inc.	4,140,962
182,010	Philip Morris International, Inc.	16,369,979

		22,927,709

Wireless Telecommunication Services (1.9%):
2,771,445	Vodafone Group plc	7,886,709

Total Common Stocks (Cost $391,115,056)		418,980,700

Shares or Principal Amount		Fair Value
Convertible Preferred Stock (0.1%):
Aerospace & Defense (0.1%):
7,000	United Technologies Corp., 7.50%	$392,700

Total Convertible Preferred Stocks (Cost $403,403)		392,700

Securities Held as Collateral for Securities on Loan (1.9%):
$ 8,237,171	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	8,237,171

Total Securities Held as Collateral for Securities on Loan (Cost $8,237,171)		8,237,171

Unaffiliated Investment Company (1.3%):
5,267,744	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	5,267,744

Unaffiliated Investment Company, continued
Total Unaffiliated Investment Company (Cost $5,267,744)		5,267,744

Total Investment Securities (Cost $405,023,374)(d) — 102.0%		432,878,315
Net other assets (liabilities) — (2.0)%		(8,530,438)

Net Assets — 100.0%		$424,347,877

Percentages indicated are based on net assets as of

September 30, 2012.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $8,083,109.
(a)	Security purchased on a “when-issued” basis.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(c)	The rate represents the effective yield at September 30, 2012.
(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Security Sold-Short (0.0%):
Commercial Services & Supplies (0.3%):
(38,070)	ADT Corp. (The)*(a)	$(1,370,520)

Total Security Sold-Short (Cost $(1,353,419))		(1,370,520)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Canada	0.5%
France	0.9
Ireland (Republic of)	2.2
Switzerland	4.2
United Kingdom	5.1
United States	87.1

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (97.1%):
Aerospace & Defense (1.3%):
8,038	Alliant Techsystems, Inc.	$402,784
25,388	BE Aerospace, Inc. *	1,068,835
7,535	Esterline Technologies Corp. *	423,015
45,618	Exelis, Inc.	471,690
12,090	Huntington Ingalls Industries, Inc. *	508,385
12,191	Triumph Group, Inc.	762,303

		3,637,012

Air Freight & Logistics (0.1%):
25,334	UTI Worldwide, Inc.	341,249

Airlines (0.3%):
17,242	Alaska Air Group, Inc. *	604,504
55,625	JetBlue Airways Corp. *	266,444

		870,948

Auto Components (0.2%):
35,301	Gentex Corp.	600,470

Automobiles (0.1%):
10,721	Thor Industries, Inc.	389,387

Biotechnology (2.2%):
18,312	Regeneron Pharmaceuticals, Inc. *	2,795,510
11,793	United Therapeutics Corp. *	658,993
52,698	Vertex Pharmaceuticals, Inc. *	2,948,453

		6,402,956

Building Products (0.6%):
39,241	Fortune Brands Home & Security, Inc. *	1,059,900
11,395	Lennox International, Inc.	551,062

		1,610,962

Capital Markets (2.2%):
12,539	Affiliated Managers Group, Inc. *	1,542,297
49,544	Apollo Investment Corp.	389,911
28,128	Eaton Vance Corp.	814,587
6,586	Greenhill & Co., Inc. ^	340,825
45,732	Janus Capital Group, Inc.	431,710
31,456	Jefferies Group, Inc.	430,633
27,299	Raymond James Financial, Inc.	1,000,508
33,179	SEI Investments Co.	711,690
20,966	Waddell & Reed Financial, Inc., Class A	687,056

		6,349,217

Chemicals (2.8%):
21,854	Albemarle Corp.	1,151,269
17,873	Ashland, Inc.	1,279,707
14,600	Cabot Corp.	533,922
11,247	Cytec Industries, Inc.	736,904
13,043	Intrepid Potash, Inc. *	280,164
4,309	Minerals Technologies, Inc.	305,637
2,619	NewMarket Corp.	645,531
19,537	Olin Corp.	424,539
32,208	RPM International, Inc.	919,216
9,471	Scotts Miracle-Gro Co. (The)	411,704
12,187	Sensient Technologies Corp.	447,994
20,664	Valspar Corp. (The)	1,159,250

		8,295,837

Commercial Banks (3.9%):
42,108	Associated Banc-Corp.	554,562
20,293	BancorpSouth, Inc.	299,119
11,041	Bank of Hawaii Corp.	503,690

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
18,033	Cathay General Bancorp	$311,250
11,511	City National Corp.	592,932
18,255	Commerce Bancshares, Inc.	736,224
14,994	Cullen/Frost Bankers, Inc.	861,106
34,784	East West Bancorp, Inc.	734,638
86,111	First Niagara Financial Group, Inc.	696,638
26,774	FirstMerit Corp.	394,381
48,933	Fulton Financial Corp.	482,479
20,702	Hancock Holding Co.	640,727
13,298	International Bancshares Corp.	253,327
10,676	Prosperity Bancshares, Inc.	455,011
11,443	Signature Bank *	767,597
10,844	SVB Financial Group *	655,628
144,360	Synovus Financial Corp. ^	342,133
39,788	TCF Financial Corp.	475,069
15,818	Trustmark Corp.	385,010
48,213	Valley National Bancorp ^	483,094
17,712	Webster Financial Corp.	419,774
6,763	Westamerica Bancorp	318,199

		11,362,588

Commercial Services & Supplies (1.7%):
11,657	Brink’s Co. (The)	299,468
11,596	Clean Harbors, Inc. *	566,465
26,395	Copart, Inc. *	731,933
24,430	Corrections Corp. of America	817,184
12,374	Deluxe Corp.	378,149
14,235	Herman Miller, Inc.	276,728
11,052	HNI Corp.	281,937
7,582	Mine Safety Appliances Co.	282,581
16,051	Rollins, Inc.	375,433
30,085	Waste Connections, Inc.	910,071

		4,919,949

Communications Equipment (1.0%):
15,462	ADTRAN, Inc. ^	267,183
24,468	Ciena Corp. *	332,765
10,384	InterDigital, Inc.	387,115
10,315	Plantronics, Inc.	364,429
43,250	Polycom, Inc. *	426,877
37,795	Riverbed Technology, Inc. *	879,490
85,068	Tellabs, Inc.	301,141

		2,959,000

Computers & Peripherals (0.7%):
15,436	Diebold, Inc.	520,348
17,128	Lexmark International, Inc., Class A	381,098
38,850	NCR Corp. *	905,593
23,234	QLogic Corp. *	265,332

		2,072,371

Construction & Engineering (1.1%):
27,612	Aecom Technology Corp. *	584,270
8,696	Granite Construction, Inc.	249,749
35,975	KBR, Inc.	1,072,775
16,116	Shaw Group, Inc. *	702,980
18,768	URS Corp.	662,698

		3,272,472

Construction Materials (0.3%):
11,195	Martin Marietta Materials, Inc. ^	927,730

Containers & Packaging (1.6%):
16,262	AptarGroup, Inc.	840,908

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
7,454	Greif, Inc., Class A	$329,318
23,966	Packaging Corp. of America	869,966
17,281	Rock-Tenn Co., Class A	1,247,342
12,039	Silgan Holdings, Inc.	523,817
24,576	Sonoco Products Co.	761,610

		4,572,961

Distributors (0.5%):
72,349	LKQ Corp. *	1,338,457

Diversified Consumer Services (0.8%):
14,056	DeVry, Inc.	319,915
3,884	ITT Educational Services, Inc. *	125,181
6,860	Matthews International Corp., Class A	204,565
14,031	Regis Corp.	257,890
52,639	Service Corp. International	708,521
16,548	Sotheby’s	521,262
2,900	Strayer Education, Inc. ^	186,615

		2,323,949

Diversified Financial Services (0.6%):
21,311	CBOE Holdings, Inc.	626,970
29,741	MSCI, Inc., Class A *	1,064,430

		1,691,400

Diversified Telecommunication Services (0.3%):
36,884	TW Telecom, Inc. *	961,566

Electric Utilities (1.7%):
14,826	Cleco Corp.	622,395
37,391	Great Plains Energy, Inc.	832,324
23,706	Hawaiian Electric Industries, Inc.	623,705
12,247	IDACORP, Inc.	529,928
57,629	NV Energy, Inc.	1,037,898
19,451	PNM Resources, Inc.	409,054
30,845	Westar Energy, Inc.	914,863

		4,970,167

Electrical Equipment (1.7%):
10,341	Acuity Brands, Inc.	654,482
59,225	AMETEK, Inc.	2,099,526
12,154	General Cable Corp. *	357,084
13,078	Hubbell, Inc., Class B	1,055,918
10,177	Regal-Beloit Corp.	717,275

		4,884,285

Electronic Equipment, Instruments & Components (1.9%):
26,646	Arrow Electronics, Inc. *	898,237
34,601	Avnet, Inc. *	1,006,543
36,816	Ingram Micro, Inc., Class A *	560,708
9,694	Itron, Inc. *	418,296
22,975	National Instruments Corp.	578,281
9,275	Tech Data Corp. *	420,157
30,693	Trimble Navigation, Ltd. *	1,462,828
32,446	Vishay Intertechnology, Inc. *	318,944

		5,663,994

Energy Equipment & Services (2.7%):
13,886	Atwood Oceanics, Inc. *	631,119
4,818	CARBO Ceramics, Inc. ^	303,149
18,477	Dresser-Rand Group, Inc. *	1,018,267
8,884	Dril-Quip, Inc. *	638,582
24,037	Helix Energy Solutions Group, Inc. *	439,156
26,349	Oceaneering International, Inc.	1,455,782
13,367	Oil States International, Inc. *	1,062,142

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
37,218	Patterson-UTI Energy, Inc.	$589,533
38,373	Superior Energy Services, Inc. *	787,414
12,223	Tidewater, Inc.	593,182
10,560	Unit Corp. *	438,240

		7,956,566

Food & Staples Retailing (0.2%):
12,038	Harris Teeter Supermarkets, Inc.	467,556
52,181	Supervalu, Inc. ^	125,756

		593,312

Food Products (1.9%):
28,110	Flowers Foods, Inc.	567,260
31,604	Green Mountain Coffee Roasters, Inc. *^	750,595
29,008	Hillshire Brands Co.	776,834
18,604	Ingredion, Inc.	1,026,197
4,769	Lancaster Colony Corp.	349,329
7,940	Post Holdings, Inc. *	238,676
13,438	Ralcorp Holdings, Inc. *	980,974
32,987	Smithfield Foods, Inc. *	648,195
5,132	Tootsie Roll Industries, Inc. ^	138,461

		5,476,521

Gas Utilities (1.4%):
22,019	Atmos Energy Corp.	788,060
20,343	National Fuel Gas Co.	1,099,336
43,043	Questar Corp. +	875,064
27,463	UGI Corp.	871,950
12,594	WGL Holdings, Inc.	506,909

		4,141,319

Health Care Equipment & Supplies (2.6%):
11,695	Cooper Cos., Inc. (The)	1,104,710
15,182	Hill-Rom Holdings, Inc.	441,189
64,636	Hologic, Inc. *	1,308,233
13,439	IDEXX Laboratories, Inc. *	1,335,165
12,814	Masimo Corp. *	309,842
34,683	ResMed, Inc.	1,403,621
14,185	STERIS Corp.	503,142
9,979	Teleflex, Inc.	686,954
14,364	Thoratec Corp. *	496,994

		7,589,850

Health Care Providers & Services (3.4%):
11,913	AMERIGROUP Corp. *	1,089,206
22,212	Community Health Systems, Inc. *	647,258
62,599	Health Management Associates, Inc., Class A *	525,206
20,024	Health Net, Inc. *	450,740
21,653	Henry Schein, Inc. *	1,716,433
21,083	HMS Holdings Corp. *	704,805
11,937	LifePoint Hospitals, Inc. *	510,665
12,141	MEDNAX, Inc. *	903,897
27,319	Omnicare, Inc.	928,026
15,507	Owens & Minor, Inc.	463,349
21,593	Universal Health Services, Inc., Class B	987,448
21,430	VCA Antech, Inc. *	422,814
10,524	WellCare Health Plans, Inc. *	595,132

		9,944,979

Health Care Technology (0.2%):
41,828	Allscripts Healthcare Solutions, Inc. *	519,922

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (1.5%):
10,178	Bally Technologies, Inc. *	$502,691
6,924	Bob Evans Farms, Inc.	270,936
18,129	Brinker International, Inc.	639,954
12,270	Cheesecake Factory, Inc. (The)	438,653
6,329	International Speedway Corp., Class A	179,554
9,829	Life Time Fitness, Inc. *	449,578
6,892	Panera Bread Co., Class A *	1,177,774
14,195	Scientific Games Corp. *	117,393
69,320	Wendy’s Co. (The)	315,406
13,380	WMS Industries, Inc. *	219,164

		4,311,103

Household Durables (2.1%):
18,383	Jarden Corp.	971,358
18,686	KB Home	268,144
9,376	M.D.C. Holdings, Inc.	361,070
14,152	Mohawk Industries, Inc. *	1,132,443
1,185	NVR, Inc. *	1,000,732
14,541	Tempur-Pedic International, Inc. *	434,630
36,555	Toll Brothers, Inc. *	1,214,723
13,605	Tupperware Brands Corp.	729,092

		6,112,192

Household Products (1.0%):
33,996	Church & Dwight Co., Inc.	1,835,444
15,765	Energizer Holdings, Inc.	1,176,227

		3,011,671

Industrial Conglomerates (0.3%):
15,284	Carlisle Cos., Inc.	793,545

Insurance (4.4%):
4,134	Alleghany Corp. *	1,425,982
19,254	American Financial Group, Inc.	729,727
29,541	Arthur J. Gallagher & Co.	1,058,159
17,425	Aspen Insurance Holdings, Ltd.	531,288
28,690	Brown & Brown, Inc.	747,948
12,679	Everest Re Group, Ltd.	1,356,146
51,609	Fidelity National Financial, Inc., Class A	1,103,917
25,972	First American Financial Corp.	562,813
10,954	Hanover Insurance Group, Inc. (The)	408,146
24,590	HCC Insurance Holdings, Inc.	833,355
13,323	Kemper Corp.	409,149
6,485	Mercury General Corp.	250,645
59,213	Old Republic International Corp.	550,681
19,645	Protective Life Corp.	514,896
18,000	Reinsurance Group of America, Inc.	1,041,660
10,770	StanCorp Financial Group, Inc.	336,455
27,160	W.R. Berkley Corp.	1,018,228

		12,879,195

Internet & Catalog Retail (0.2%):
9,163	HSN, Inc.	449,445

Internet Software & Services (1.9%):
21,981	AOL, Inc. *	774,391
11,766	Equinix, Inc. *	2,424,384
29,214	Monster Worldwide, Inc. *	214,138
26,489	Rackspace Hosting, Inc. *	1,750,658
17,399	ValueClick, Inc. *	299,089

		5,462,660

IT Services (3.3%):
18,471	Acxiom Corp. *	337,465

Shares		Fair Value
Common Stocks, continued
IT Services, continued
12,204	Alliance Data Systems Corp. *	$1,732,358
30,500	Broadridge Financial Solutions, Inc.	711,565
27,627	Convergys Corp.	432,915
25,827	CoreLogic, Inc. *	685,190
7,537	DST Systems, Inc.	426,293
22,813	Gartner, Inc. *	1,051,451
19,267	Global Payments, Inc.	805,939
21,110	Jack Henry & Associates, Inc.	800,069
20,682	Lender Processing Services, Inc.	576,821
5,772	ManTech International Corp., Class A	138,528
16,206	NeuStar, Inc., Class A *	648,726
26,327	VeriFone Systems, Inc. *	733,207
9,442	Wright Express Corp. *	658,296

		9,738,823

Leisure Equipment & Products (0.4%):
15,588	Polaris Industries, Inc.	1,260,602

Life Sciences Tools & Services (1.2%):
4,906	Bio-Rad Laboratories, Inc., Class A *	523,568
11,886	Charles River Laboratories International, Inc. *	470,686
13,447	Covance, Inc. *	627,840
7,592	Mettler-Toledo International, Inc. *	1,296,258
8,492	Techne Corp.	610,915

		3,529,267

Machinery (4.9%):
23,741	AGCO Corp. *	1,127,223
12,239	CLARCOR, Inc.	546,227
11,830	Crane Co.	472,372
33,531	Donaldson Co., Inc.	1,163,861
12,003	Gardner Denver, Inc.	725,101
14,778	Graco, Inc.	743,038
19,678	Harsco Corp.	403,989
20,369	IDEX Corp.	850,813
22,563	ITT Corp.	454,644
19,561	Kennametal, Inc.	725,322
20,397	Lincoln Electric Holdings, Inc.	796,503
13,775	Nordson Corp.	807,491
22,380	Oshkosh Corp. *	613,883
12,388	SPX Corp.	810,299
26,983	Terex Corp. *	609,276
19,796	Timken Co.	735,619
19,375	Trinity Industries, Inc.	580,669
5,716	Valmont Industries, Inc.	751,654
11,694	Wabtec Corp.	938,911
14,769	Woodward, Inc.	501,851

		14,358,746

Marine (0.4%):
10,355	Alexander & Baldwin, Inc. *	305,783
13,642	Kirby Corp. *	754,130
10,355	Matson, Inc.	216,523

		1,276,436

Media (1.2%):
14,007	AMC Networks, Inc., Class A *	609,585
24,965	Cinemark Holdings, Inc.	559,965
17,500	DreamWorks Animation SKG, Inc., Class A *^	336,525
11,438	John Wiley & Sons, Inc., Class A	525,576
13,532	Lamar Advertising Co. *^	501,496
8,874	Meredith Corp. ^	310,590

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
29,690	New York Times Co. (The), Class A *	$289,774
6,393	Scholastic Corp.	203,169
9,814	Valassis Communications, Inc. *^	242,308

		3,578,988

Metals & Mining (1.7%):
10,788	Carpenter Technology Corp.	564,428
28,380	Commercial Metals Co.	374,616
8,085	Compass Minerals International, Inc.	603,060
18,384	Reliance Steel & Aluminum Co.	962,403
14,408	Royal Gold, Inc.	1,438,783
53,518	Steel Dynamics, Inc.	601,007
12,820	Worthington Industries, Inc.	277,681

		4,821,978

Multi-Utilities (1.5%):
27,099	Alliant Energy Corp.	1,175,826
10,790	Black Hills Corp.	383,800
46,110	MDU Resources Group, Inc.	1,016,264
24,091	OGE Energy Corp.	1,336,087
20,038	Vectren Corp.	573,087

		4,485,064

Multiline Retail (0.1%):
25,231	Saks, Inc. *^	260,132

Office Electronics (0.2%):
12,620	Zebra Technologies Corp., Class A *	473,755

Oil, Gas & Consumable Fuels (3.0%):
51,834	Arch Coal, Inc. ^	328,109
11,765	Bill Barrett Corp. *	291,419
20,997	Cimarex Energy Co.	1,229,374
17,613	Energen Corp.	923,097
28,869	Forest Oil Corp. *	243,943
49,774	HollyFrontier Corp.	2,054,173
14,595	Northern Oil & Gas, Inc. *	247,969
31,500	Plains Exploration & Production Co. *	1,180,305
29,507	Quicksilver Resources, Inc. *	120,684
12,914	Rosetta Resources, Inc. *	618,581
15,909	SM Energy Co.	860,836
17,597	World Fuel Services Corp.	626,629

		8,725,119

Paper & Forest Products (0.4%):
8,763	Domtar Corp.	686,055
33,621	Louisiana-Pacific Corp. *	420,263

		1,106,318

Pharmaceuticals (0.5%):
28,544	Endo Health Solutions, Inc. *	905,416
14,592	Medicis Pharmaceutical Corp., Class A	631,396

		1,536,812

Professional Services (0.8%):
8,188	Corporate Executive Board Co. (The)	439,122
10,268	FTI Consulting, Inc. *	273,950
11,711	Korn/Ferry International *	179,530
19,443	Manpower, Inc.	715,502
13,970	Towers Watson & Co., Class A	741,109

		2,349,213

Real Estate Investment Trusts (REITs) (9.2%):
15,329	Alexandria Real Estate Equities, Inc.	1,126,988
22,461	American Campus Communities, Inc.	985,589

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
37,651	BioMed Realty Trust, Inc.	$704,827
18,754	BRE Properties, Inc.	879,375
20,411	Camden Property Trust	1,316,305
17,540	Corporate Office Properties Trust	420,434
65,857	Duke Realty Corp.	968,098
15,030	Equity One, Inc.	316,532
8,891	Essex Property Trust, Inc.	1,318,002
15,655	Federal Realty Investment Trust	1,648,471
17,245	Highwoods Properties, Inc.	562,532
12,184	Home Properties, Inc.	746,514
30,173	Hospitality Properties Trust	717,514
28,703	Liberty Property Trust	1,040,197
32,507	Macerich Co. (The)	1,860,376
20,472	Mack-Cali Realty Corp.	544,555
26,419	National Retail Properties, Inc.	805,779
26,537	OMEGA Healthcare Investors, Inc.	603,186
9,850	Potlatch Corp.	368,094
29,978	Rayonier, Inc.	1,469,222
32,586	Realty Income Corp.	1,332,441
21,962	Regency Centers Corp.	1,070,208
43,093	Senior Housing Properties Trust	938,566
22,014	SL Green Realty Corp.	1,762,661
14,238	Taubman Centers, Inc.	1,092,482
61,097	UDR, Inc.	1,516,427
27,337	Weingarten Realty Investors	768,443

		26,883,818

Real Estate Management & Development (0.3%):
10,754	Jones Lang LaSalle, Inc.	821,068

Road & Rail (1.5%):
13,660	Con-way, Inc.	373,874
22,102	J.B. Hunt Transport Services, Inc.	1,150,188
26,863	Kansas City Southern Industries, Inc.	2,035,678
11,386	Landstar System, Inc.	538,330
10,856	Werner Enterprises, Inc.	231,993

		4,330,063

Semiconductors & Semiconductor Equipment (1.7%):
107,607	Atmel Corp. *	566,013
28,314	Cree, Inc. *^	722,856
33,592	Cypress Semiconductor Corp.	360,106
30,944	Fairchild Semiconductor International, Inc. *	405,985
35,031	Integrated Device Technology, Inc. *	205,982
16,929	International Rectifier Corp. *	282,545
31,156	Intersil Corp., Class A	272,615
56,390	MEMC Electronic Materials, Inc. *	155,073
67,532	RF Micro Devices, Inc. *	266,751
16,101	Semtech Corp. *	404,940
9,455	Silicon Laboratories, Inc. *	347,566
46,601	Skyworks Solutions, Inc. *	1,098,153

		5,088,585

Software (4.6%):
9,645	ACI Worldwide, Inc. *	407,598
7,809	Advent Software, Inc. *	191,867
22,576	Ansys, Inc. *	1,657,078
67,126	Cadence Design Systems, Inc. *	863,576
52,824	Compuware Corp. *	523,486
11,047	Concur Technologies, Inc. *	814,495
10,018	FactSet Research Systems, Inc.	965,936
8,319	Fair Isaac Corp.	368,199

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Mid Cap Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
26,502	Informatica Corp. *	$922,535
22,823	Mentor Graphics Corp. *	353,300
19,587	Micros Systems, Inc. *	962,113
28,996	Parametric Technology Corp. *	632,113
13,765	Quest Software, Inc. *	385,420
26,808	Rovi Corp. *	388,984
14,858	Solarwinds, Inc. *	828,185
17,077	Solera Holdings, Inc.	749,168
36,415	Synopsys, Inc. *	1,202,423
37,690	TIBCO Software, Inc. *	1,139,369

		13,355,845

Specialty Retail (4.9%):
17,311	Aaron’s, Inc.	481,419
17,906	Advance Auto Parts, Inc.	1,225,487
19,845	Aeropostale, Inc. *	268,503
43,804	American Eagle Outfitters, Inc.	923,388
11,629	Ann, Inc. *	438,762
30,208	Ascena Retail Group, Inc. *	647,962
9,448	Barnes & Noble, Inc. *	120,745
40,659	Chico’s FAS, Inc.	736,334
15,007	Collective Brands, Inc. *	325,802
23,718	Dick’s Sporting Goods, Inc.	1,229,778
36,877	Foot Locker, Inc.	1,309,133
15,071	Guess?, Inc.	383,105
69,634	Office Depot, Inc. *	178,263
26,418	PetSmart, Inc.	1,822,314
14,410	Rent-A-Center, Inc.	505,503
19,808	Signet Jewelers, Ltd.	965,838
17,339	Tractor Supply Co.	1,714,654
21,214	Williams-Sonoma, Inc.	932,780

		14,209,770

Textiles, Apparel & Luxury Goods (1.7%):
12,434	Carter’s, Inc. *	669,447
9,110	Deckers Outdoor Corp. *^	333,790
23,834	Hanesbrands, Inc. *	759,828
17,227	PVH Corp.	1,614,514
18,876	Under Armour, Inc., Class A *	1,053,847
9,981	Warnaco Group, Inc. (The) *	518,014

		4,949,440

Thrifts & Mortgage Finance (0.7%):
20,208	Astoria Financial Corp.	199,655
107,228	New York Community Bancorp, Inc. ^	1,518,349
26,005	Washington Federal, Inc.	433,763

		2,151,767

Tobacco (0.1%):
5,706	Universal Corp. ^	290,550

Trading Companies & Distributors (0.9%):
11,453	GATX Corp.	486,065
11,336	MSC Industrial Direct Co., Inc., Class A	764,727
22,637	United Rentals, Inc. *	740,456
7,241	Watsco, Inc.	548,796

		2,540,044

Water Utilities (0.3%):
34,122	Aqua America, Inc.	844,861

Wireless Telecommunication Services (0.2%):
24,670	Telephone and Data Systems, Inc.	631,799

Shares or Principal Amount		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
Total Common Stocks (Cost $246,967,502)		$283,260,070

Securities Held as Collateral for Securities on Loan (2.3%):
$6,753,279	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	6,753,279

Total Securities Held as Collateral for Securities on Loan (Cost $6,753,279)		6,753,279

Unaffiliated Investment Company (2.7%):
7,721,376	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	7,721,376

Total Unaffiliated Investment Company (Cost $7,721,376)		7,721,376

Total Investment Securities (Cost $261,442,157)(c) — 102.1%		297,734,725
Net other assets (liabilities) — (2.1)%		(6,008,997)

Net Assets — 100.0%		$291,725,728

Percentages indicated are based on net assets as of September 30, 2012.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $6,486,662.
+	Affiliated securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(b)	The rate represents the effective yield at September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Cash of $336,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 400 Index E-Mini December Futures	Long	12/24/2012	88	$8,681,200	$(113,966)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Schedule of Portfolio Investments,

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Certificates of Deposit (30.1%):
Commercial Banks (30.1%):
$8,000,000	Bank of Montreal Chicago, 0.31%, 2/7/13	$8,000,000
10,500,000	Bank of Nova Scotia, NY, 0.32%, 2/11/13 (a)	10,500,000
17,000,000	Bank of Nova Scotia, NY, 0.27%, 2/15/13 (a)	17,000,000
12,000,000	Bank of Tokyo Mitsubishi UFJ, NY, 0.48%, 1/24/13	12,000,000
8,000,000	Canadian Imperial Bank of Commerce, NY, 0.38%, 9/25/13 (a)	8,000,000
8,000,000	Credit Suisse, NY, 0.32%, 2/4/13	8,000,000
8,000,000	Mizuho Corporate Bank, NY, 0.36%, 10/11/12	8,000,333
10,000,000	Mizuho Corporate Bank, NY, 0.34%, 11/2/12	10,000,266
5,000,000	National Australia Bank, NY, 0.40%, 4/18/13	5,000,000
10,000,000	National Bank Canada, NY, 0.32%, 1/11/13 (a)	10,000,000
16,000,000	National Bank Canada, NY, 0.51%, 2/13/13 (a)	16,008,104
25,000,000	Norinchukin Bank, NY, 0.17%, 10/1/12	25,000,000
14,000,000	Rabobank Nederland NV, NY, 0.53%, 10/25/12	14,000,000
9,000,000	Rabobank Nederland NV, NY, 0.50%, 6/18/13 (a)	9,000,000
7,500,000	Royal Bank of Canada, NY, 0.46%, 5/16/13 (a)	7,500,000
11,000,000	Sumitomo Mitsui Bank, NY, 0.32%, 11/13/12	11,000,000
7,000,000	Sumitomo Mitsui Bank, NY, 0.39%, 2/13/13	7,000,000
23,000,000	Sumitomo Trust & Bank, NY, 0.37%, 10/10/12	23,000,000
20,000,000	Svenska Handelsbanken, NY, 0.38%, 10/11/12	20,000,000
15,000,000	Toronto Dominion Bank, NY, 0.31%, 5/28/13 (a)	15,000,000
15,000,000	Westpac Banking Corp., NY, 0.42%, 2/4/13 (a)	15,000,000

Total Certificates of Deposit (Cost $259,008,703)		259,008,703

Commercial Paper (43.5%):
Commercial Banks (12.1%):
12,000,000	Australia & New Zealand Banking Group, Ltd., 0.32%, 1/30/13 (b)	11,987,093
13,000,000	Bank of Tokyo-Mitsubishi UFJ, NY, 0.47%, 3/6/13 (b)	12,973,523
15,000,000	Caisse centrale Desjardins, 0.22%, 11/15/12 (b)	14,995,875
12,000,000	Commonwealth Bank of Australia, NY, 0.33%, 1/11/13 (a)(c)	12,000,000
8,000,000	Commonwealth Bank of Australia, NY, 0.31%, 2/11/13 (b)(c)	7,990,838
8,000,000	HSBC Bank plc, 0.66%, 4/25/13 (b)(c)	7,969,970
10,000,000	Sumitomo Mitsui Bank, NY, 0.33%, 10/22/12 (b)(c)	9,998,075
15,000,000	Sumitomo Trust & Bank, NY, 0.15%, 10/5/12 (b)(c)	14,999,750

Principal Amount		Fair Value
Commercial Paper, continued
Commercial Banks, continued
$11,000,000	Westpac Banking Corp., 0.38%, 1/3/13 (b)(c)	$10,989,086

		103,904,210

Diversified Financial Services (31.4%):
15,000,000	Alpine Securitization Corp., 0.13%, 10/1/12 (b)	15,000,000
15,000,000	Alpine Securitization Corp., 0.18%, 10/4/12 (b)	14,999,775
18,593,000	Barclays US Funding LLC, 0.05%, 10/1/12 (b)	18,593,000
20,000,000	Cancara Asset Securitization LLC, 0.20%, 10/3/12 (b)(c)	19,999,778
10,000,000	Cancara Asset Securitization LLC, 0.21%, 10/10/12 (b)(c)	9,999,475
12,000,000	Fairway Finance Corp., 0.25%, 11/16/12 (a)(c)	12,000,000
12,000,000	General Electric Capital Corp., 0.31%, 3/4/13 (b)	11,984,087
5,000,000	Kells Funding LLC, 0.58%, 11/30/12 (b)(c)	4,995,167
9,000,000	Kells Funding LLC, 0.37%, 3/19/13 (a)(c)	8,999,508
14,443,000	Liberty Street Funding LLC, 0.14%, 10/3/12 (b)(c)	14,442,887
10,000,000	National Australia Funding (Delaware), Inc., 0.28%, 1/28/13 (b)(c)	9,990,910
7,000,000	Nieuw Amsterdam Receivables Corp., 0.30%, 10/9/12 (b)(c)	6,999,533
15,000,000	Nieuw Amsterdam Receivables Corp., 0.45%, 1/2/13 (b)(c)	14,982,562
15,000,000	Nordea North America, Inc., 0.36%, 2/8/13 (b)	14,980,500
8,000,000	State Street Corp., 0.31%, 1/18/13 (b)	7,992,491
15,000,000	Svenska Handelsbanken, Inc., 0.39%, 10/1/12 (b)(c)	15,000,000
15,000,000	Sydney Capital Corp., 0.30%, 12/18/12 (b)(c)	14,990,250
20,000,000	Thunder Bay Funding LLC, 0.25%, 10/9/12 (b)(c)	19,998,889
19,000,000	Victory Receivables Corp., 0.26%, 10/2/12 (b)(c)	18,999,863
15,000,000	Victory Receivables Corp., 0.21%, 10/24/12 (b)(c)	14,997,987

		269,946,662

Total Commercial Paper (Cost $373,850,872)		373,850,872

Municipal Bonds (9.9%):
California (5.3%):
16,500,000	California Health Facilities Financing Authority Revenue, Series B, 0.18%, 10/1/40, LOC: JPMorgan Chase Bank (a)	16,500,000
3,300,000	California Housing Finance Agency Revenue, Series E, 0.17%, 2/1/32, AMT (a)	3,300,000
7,800,000	California Housing Finance Agency Revenue, Series E-1, 0.18%, 2/1/23, AMT (a)	7,800,000

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Money Market Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Municipal Bonds, continued
California, continued
$8,500,000	Los Angeles Community Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.17%, 4/15/42, LIQ FAC: Fannie Mae, AMT (a)	$8,500,000
9,700,000	San Francisco City & County Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.16%, 6/15/35, LIQ FAC: Fannie Mae (a)	9,700,000

		45,800,000

New York (2.9%):
10,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.19%, 5/15/34, LIQ FAC: Fannie Mae, AMT (a)	10,000,000
15,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.19%, 3/15/36, LIQ FAC: Fannie Mae (a)	15,000,000

		25,000,000

Pennsylvania (1.7%):
14,700,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 83C, 0.19%, 10/1/35, Bank of Tokyo-Mitsubishi UFJ, AMT (a)	14,700,000

Total Municipal Bonds (Cost $85,500,000)		85,500,000

U.S. Government Agency Mortgages (6.1%):
Federal Home Loan Mortgage Corporation (5.6%)
5,000,000	0.17%, 11/2/12, MTN (a)	4,999,735
7,000,000	0.32%, 9/3/13 (a)	6,998,696
36,300,000	0.17%, 9/13/13 (a)	36,279,081

		48,277,512

Federal National Mortgage Association (0.5%)
4,500,000	0.25%, 12/20/12(a)	4,499,800

Total U.S. Government Agency Mortgages (Cost $52,777,312)		52,777,312

U.S. Treasury Obligations (10.4%):
U.S. Treasury Bills (4.7%)
5,000,000	0.14%, 2/7/13 (b)	4,997,492
7,000,000	0.14%, 2/28/13 (b)	6,995,931
18,000,000	0.14%, 3/21/13 (b)	17,988,315
10,000,000	0.14%, 3/28/13 (b)	9,993,078

		39,974,816

U.S. Treasury Notes (5.7%)
25,000,000	0.19%, 2/28/13 (b)	25,044,630
12,000,000	0.21%, 4/30/13 (b)	12,029,020
12,000,000	0.24%, 6/30/13 (b)	12,012,075

Shares		Fair Value
U.S. Treasury Obligations, continued
		$49,085,725

Total U.S. Treasury Obligations (Cost $89,060,541)		89,060,541

Unaffiliated Investment Company (0.0%):
6,703	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	6,703

Total Unaffiliated Investment Company (Cost $6,703)		6,703

Total Investment Securities (Cost $860,204,131)(d) — 100.0%		860,204,131
Net other assets (liabilities) — 0.0%		(16,891)

Net Assets — 100.0%		$860,187,240

Percentages indicated are based on net assets as of September 30, 2012.

AMT	Subject to alternative minimum tax
LIQ	FAC Liquidity Facility
LOC	Letter of Credit
MTN	Medium Term Note
(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2012. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	The rate represents the effective yield at September 30, 2012.
(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(d)	Aggregate cost for federal income tax and financial reporting purposes is substantially the same.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Australia	5.9%
Canada	7.8
Japan	1.2
Netherlands	1.0
United Kingdom	0.9
United States	83.2

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (98.3%):
Diversified Real Estate Activities (19.5%):
574,416	Beni Stabili SpA	$302,892
31,200	BR Properties SA	405,685
637,000	Capitaland, Ltd.	1,644,126
38,000	City Developments, Ltd.	362,419
280,000	Hang Lung Properties, Ltd.	956,121
193,123	Henderson Land Development Co., Ltd.	1,383,863
421,803	Kerry Properties, Ltd.	2,126,038
310,000	Mitsubishi Estate Co., Ltd.	5,932,211
238,000	Mitsui Fudosan Co., Ltd.	4,763,931
514	Mobimo Holding AG, Registered Shares	117,959
436,132	New World Development Co., Ltd.	672,538
129,000	Sumitomo Realty & Development Co., Ltd.	3,423,123
763,190	Sun Hung Kai Properties, Ltd.	11,173,936
136,035	Wharf Holdings, Ltd. (The)	940,070

		34,204,912

Diversified REIT’s (9.9%):
174,857	British Land Co. plc	1,476,860
80,289	Cousins Properties, Inc.	637,495
1,407,720	Dexus Property Group	1,386,509
3,300	Fonciere des Regions SA	248,388
4,499	Gecina SA	461,333
471,866	GPT Group	1,655,831
6,035	ICADE	492,504
152,476	Land Securities Group plc	1,876,951
9,325	Liberty Property Trust	337,938
612,683	Mirvac Group	906,319
5,146	PS Business Parks, Inc.	343,856
29,607	Retail Opportunity Investments Corp. ^	381,042
23,426	Shaftesbury plc	199,917
414,790	Stockland Trust Group	1,432,783
21	Tokyu REIT, Inc.	107,751
63	United Urban Investment Corp.	73,058
62,931	Vornado Realty Trust	5,100,557
2,106	Wereldhave NV ^	117,274
20,702	Winthrop Realty Trust	223,168

		17,459,534

Health Care Providers & Services (0.3%):
32,252	Assisted Living Concepts, Inc., Class A	246,083
25,410	Extendicare, Inc.	210,586

		456,669

Hotels, Resorts & Cruise Lines (2.1%):
62,112	Starwood Hotels & Resorts Worldwide, Inc.	3,600,012

Industrial REIT’s (1.4%):
143,222	DCT Industrial Trust, Inc.	926,646
283,019	Macquarie Goodman Group	1,161,658
117,656	SERGO plc	431,536

		2,519,840

Mortgage REIT’s (0.3%):
23,247	Starwood Property Trust, Inc.	540,958

Office REIT’s (6.9%):
6	Activia Properties, Inc. *	36,720
33,018	Alstria Office AG	386,828

Shares		Fair Value
Common Stocks, continued
Office REIT’s, continued
1,384	Befimmo SCA Sicafi	$81,747
31,417	Boston Properties, Inc.	3,475,034
7,077	Brookfield Office Properties, Inc.	204,936
318,000	CapitaCommercial Trust	386,646
1,033	Cofinimmo SA	114,813
437,547	Commonwealth Property Office Fund	468,577
6,450	CommonWealth REIT	93,912
15,360	Derwent Valley Holdings plc	485,527
10,388	Digital Realty Trust, Inc.	725,602
43,750	Duke Realty Corp.	643,125
64,845	Great Portland Estates plc	473,003
25,228	Hudson Pacific Properties, Inc.	466,718
94	Japan Real Estate Investment Corp.	946,707
64,828	Mack-Cali Realty Corp.	1,724,425
103	Nippon Building Fund, Inc.	1,110,128
1,143	Parkway Properties, Inc.	15,282
1,609	Societe de la Tour Eiffel	84,436
2,157	Societe Immobiliere de Locationpour l’Industrie et le Commerce	223,559

		12,147,725

Real Estate Investment Trusts (REITs) (2.1%):
231,000	CapitaMalls Asia, Ltd.	309,734
793	Lexington Corporate Properties Trust	7,660
270,500	Link REIT (The)	1,281,762
1,094	OMEGA Healthcare Investors, Inc.	24,867
667,557	Westfield Retail Trust	1,995,213

		3,619,236

Real Estate Management & Development (4.1%):
715,000	Agile Property Holdings, Ltd.	801,801
43,184	Atrium European Real Estate, Ltd.	225,942
2,485,087	BGP Holdings plc *(a)(b)	—
313,688	Centro Retail Australia	679,802
69,120	China Overseas Land & Investment, Ltd.	175,138
229,000	China Resources Land, Ltd. ^	502,087
5,448	Conwert Immobilien Invest AG	60,982
1,913,318	Country Garden Holdings Co., Ltd.	741,709
3,999	GSW Immobilien AG	148,497
200,400	Guangzhou R&F Properties Co., Ltd., H Shares	229,632
15,200	Iguatemi Empresa de Shopping Centers SA	389,432
73,000	Keppel Land, Ltd.	210,481
127,190	Norwegian Property ASA	194,531
179,800	PDG Realty SA Empreendimentos e Participacoes	340,702
101,000	Shimao Property Holdings, Ltd.	173,087
731,150	Sino Land Co., Ltd.	1,359,605
1,915	Societe de la Tour Eiffel *(b)(c)	—
99,500	Soho China, Ltd. ^	61,492
151,564	ST Modwen Properties plc	487,511
30,000	Tokyo Tatemono Co., Ltd. *	117,162
81,000	UOL Group, Ltd.	377,303

		7,276,896

Real Estate Operating Companies (14.1%):
21,714	Atrium Ljungberg AB, B Shares	279,428
17,500	BR Malls Participacoes SA	241,019
134,991	Brookfield Properties Corp.	2,235,451
89,727	Capital & Counties Properties plc	315,899

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Operating Companies, continued
421,342	Capital & Regional plc *	$180,607
26,617	Castellum AB	360,632
28,223	Citycon Oyj	84,661
4,196	Deutsche Euroshop AG	156,442
1,400	Deutsche Wohnen AG, Bearer Shares	24,612
164,958	Forest City Enterprises, Inc., Class A *	2,614,584
117,019	General Growth Properties, Inc.	2,279,530
311,000	Global Logistic Properties, Ltd.	634,093
183,299	Grainger Trust plc	319,312
932,500	Hongkong Land Holdings, Ltd.	5,591,883
55,860	Hufvudstaden AB	693,571
389,346	Hysan Development Co., Ltd.	1,767,695
66,293	Investa Office Fund	198,106
331,766	LXB Retail Properties plc *	603,349
163	NTT Urban Development Corp.	131,114
35,764	Prime Office REIT AG	156,176
43,029	Prologis, Inc.	1,507,306
14,022	PSP Swiss Property AG ^	1,275,288
293,764	Quintain Estates & Development plc *	250,804
239,267	Safestore Holdings, Ltd.	397,677
77,488	Sponda Oyj	317,564
3,449	STAG Industrial, Inc.	56,081
384,850	Swire Properties, Ltd.	1,188,115
4,691	Swiss Prime Site AG	387,674
131,769	Unite Group plc	561,483

		24,810,156

Residential REIT’s (9.5%):
69,921	Apartment Investment & Management Co., Class A	1,817,247
17,225	AvalonBay Communities, Inc.	2,342,428
14,484	Boardwalk REIT	957,789
19,755	BRE Properties, Inc.	926,312
17,216	Camden Property Trust	1,110,260
800	Canadian Apartment Properties REIT	20,244
20,887	Equity Lifestyle Properties, Inc.	1,422,822
120,890	Equity Residential Property Trust	6,954,802
688,000	Evergrande Real Estate Group, Ltd.	270,689
37,545	UDR, Inc.	931,867

		16,754,460

Retail REIT’s (19.0%):
21,304	Acadia Realty Trust	528,765
927	Altarea SCA	138,130
10,675	Calloway REIT	324,443
437,000	CapitaMall Trust	718,477
384,675	CFS Retail Property Trust	769,750
13,640	Corio NV ^	581,672
10,550	Crombie REIT	163,274
9,242	Eurocommercial Properties NV ^	350,742
10,937	Federal Realty Investment Trust	1,151,666
2,200	First Capital Realty, Inc.	42,061
194,631	Hammerson plc	1,420,141
36	Japan Retail Fund Investment Corp.	64,350
16,236	Klepierre	570,046
97,578	Liberty International plc	516,867
21,789	Macerich Co. (The)	1,246,984
17,974	Mercialys SA	371,124
165,465	Metric Property Investments plc	248,262
478	Primaris Retail REIT	11,858
68,943	Regency Centers Corp.	3,359,592
70,898	RioCan	1,996,080

Shares or Principal Amount		Fair Value
Common Stocks, continued
Retail REIT’s, continued
66,299	Simon Property Group, Inc.	$10,064,851
292,000	Suntec REIT	353,260
16,899	Unibail	3,373,516
485,530	Westfield Group	5,097,909

		33,463,820

Specialized REIT’s (9.1%):
36,233	Ashford Hospitality Trust	304,357
69,601	Big Yellow Group plc	353,077
95,096	HCP, Inc.	4,229,870
65,041	Healthcare Realty Trust, Inc.	1,499,195
249,046	Host Hotels & Resorts, Inc.	3,997,188
20,767	Public Storage, Inc.	2,890,144
76,554	Senior Housing Properties Trust	1,667,346
5,820	Sovran Self Storage, Inc.	336,687
11,320	Ventas, Inc.	704,670

		15,982,534

Total Common Stocks (Cost $126,498,481)		172,836,752

Right (0.0%):
Real Estate Operating Companies (0.0%):
38,244	Citycon Oyj *	4,162

Total Right (Cost $—)		4,162

Securities Held as Collateral for Securities on Loan (0.9%):
$1,612,736	Allianz Variable Insurance Products Securities Lending Collateral Trust (d)	1,612,736

Unaffiliated Investment Company (1.2%):
2,141,340	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares 0.00% (e)	2,141,340

Total Unaffiliated Investment Company (Cost $2,141,340)		2,141,340

Total Investment Securities (Cost $130,252,557)(f) — 100.4%		176,594,990
Net other assets (liabilities) — (0.4)%		(779,841)

Net Assets — 100.0%		$175,815,149

Percentages indicated are based on net assets as of September 30, 2012.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $1,519,503.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2012, these securities represent 0.00% of the net assets of the Fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2012. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Security issued in connection with a pending litigation settlement.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(e)	The rate represents the effective yield at September 30, 2012.
(f)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Australia	8.9%
Austria	— ^
Belgium	0.1
Belize	0.4
Bermuda	3.2
Brazil	0.4
Canada	3.5
China	0.6
Finland	0.2
France	3.4
Germany	0.5
Hong Kong	14.1
Italy	0.2
Japan	9.5
Jersey	0.1
Netherlands	0.6
Norway	0.1
Singapore	2.8
Sweden	0.8
Switzerland	1.0
United Kingdom	6.0
United States	43.6

100.0%

^ Represents less than 0.05%.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (89.8%):
Air Freight & Logistics (1.6%):
185,768	Expeditors International of Washington, Inc.	$6,754,525

Auto Components (0.4%):
58,694	Tesla Motors, Inc. *	1,718,560

Beverages (2.3%):
778,687	DE Master Blenders 1753 NV *^	9,393,408

Biotechnology (0.7%):
211,588	Ironwood Pharmaceuticals, Inc. *	2,704,095

Capital Markets (0.8%):
66,344	Greenhill & Co., Inc. ^	3,433,302

Chemicals (2.4%):
192,699	Intrepid Potash, Inc. *	4,139,175
127,135	Rockwood Holdings, Inc.	5,924,491

		10,063,666

Commercial Services & Supplies (6.6%):
281,968	Covanta Holding Corp.	4,838,571
496,358	Edenred	13,970,088
94,553	Stericycle, Inc. *	8,558,938

		27,367,597

Communications Equipment (3.6%):
292,091	Motorola Solutions, Inc.	14,765,200

Construction Materials (1.1%):
54,914	Martin Marietta Materials, Inc. ^	4,550,723

Diversified Consumer Services (3.1%):
236,924	New Oriental Education & Technology Group, Inc., Sponsored ADR ^	3,949,523
164,293	Weight Watchers International, Inc. ^	8,674,671

		12,624,194

Diversified Financial Services (4.3%):
48,234	IntercontinentalExchange, Inc. *	6,434,898
313,303	MSCI, Inc., Class A *	11,213,114

		17,648,012

Electric Utilities (3.6%):
417,189	Brookfield Infrastructure Partners LP ^	14,831,069

Electrical Equipment (1.4%):
199,799	Sensata Technologies Holding NV *	5,948,016

Food Products (1.3%):
75,168	Mead Johnson Nutrition Co.	5,508,311

Health Care Equipment & Supplies (5.0%):
79,183	IDEXX Laboratories, Inc. *	7,866,831
25,702	Intuitive Surgical, Inc. *	12,738,682

		20,605,513

Health Care Technology (2.0%):
88,769	Athenahealth, Inc. *^	8,146,331

Hotels, Restaurants & Leisure (1.2%):
170,452	Dunkin’ Brands Group, Inc. ^	4,976,346

Insurance (1.7%):
344,671	Progressive Corp. (The)	7,148,477

Internet & Catalog Retail (1.1%):
929,737	Groupon, Inc. *^	4,425,548

Internet Software & Services (9.4%):
161,407	Akamai Technologies, Inc. *	6,175,432
100,852	LinkedIn Corp., Class A *	12,142,581
53,384	MercadoLibre, Inc.	4,406,849

Shares		Fair Value
Common Stocks, continued
Internet Software & Services, continued
37,121	SINA Corp. *	$2,400,986
381,321	Yandex NV, Class A *	9,193,649
257,753	Youku.com, Inc., Sponsored ADR *^	4,740,078

		39,059,575

IT Services (2.2%):
195,779	Gartner, Inc. *	9,023,454

Life Sciences Tools & Services (4.1%):
240,712	Illumina, Inc. *^	11,602,318
75,971	Techne Corp.	5,465,354

		17,067,672

Media (3.3%):
142,901	McGraw-Hill Cos., Inc. (The)	7,800,965
95,317	Morningstar, Inc.	5,970,657

		13,771,622

Metals & Mining (0.7%):
1,437,005	Lynas Corp., Ltd. *^	1,163,911
160,922	Molycorp, Inc. *^	1,850,603

		3,014,514

Multiline Retail (1.0%):
87,145	Dollar Tree, Inc. *	4,206,925

Oil, Gas & Consumable Fuels (3.1%):
126,569	Range Resources Corp.	8,843,376
184,116	Ultra Petroleum Corp. *^	4,046,870

		12,890,246

Pharmaceuticals (1.5%):
115,609	Valeant Pharmaceuticals International, Inc. *	6,389,709

Professional Services (8.9%):
77,159	IHS, Inc., Class A *	7,511,429
248,189	Intertek Group plc	11,000,726
668,267	Qualicorp SA *	6,430,400
252,792	Verisk Analytics, Inc., Class A *	12,035,427

		36,977,982

Semiconductors & Semiconductor Equipment (0.7%):
133,365	First Solar, Inc. *^	2,953,368

Software (9.3%):
75,075	Citrix Systems, Inc. *	5,748,493
63,555	FactSet Research Systems, Inc. ^	6,127,973
106,288	Red Hat, Inc. *	6,052,039
64,626	Salesforce.com, Inc. *	9,867,744
190,812	Solera Holdings, Inc.	8,370,922
882,631	Zynga, Inc. *^	2,506,672

		38,673,843

Trading Companies & Distributors (1.4%):
137,363	Fastenal Co.	5,905,235

Total Common Stocks (Cost $325,678,485)		372,547,038

Private Placements (1.5%):
Internet & Catalog Retail (0.1%):
33,446	Peixe Urbano, Inc. *(a)(b)	234,122

Internet Software & Services (0.7%):
245,606	Dropbox, Inc. *(a)(b)	2,222,513
229,712	Palantir Technologies, Inc. *(a)(b)	702,919

		2,925,432

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Morgan Stanley Mid Cap Growth Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Private Placements, continued
Software (0.2%):
45,781	Workday, Inc. *(a)(b)	$869,839

Transportation Infrastructure (0.5%):
818,433	Better Place LLC (a)(b)	2,455,299

Total Private Placements (Cost $6,679,642)		6,484,692

Securities Held as Collateral for Securities on Loan (16.0%):
$ 66,326,769	Allianz Variable Insurance Products Securities Lending Collateral Trust(c)	66,326,769

Total Securities Held as Collateral for Securities on Loan (Cost $66,326,769)		66,326,769

Unaffiliated Investment Company (9.1%):
37,639,900	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (d)	37,639,900

Total Unaffiliated Investment Company (Cost $37,639,900)		37,639,900

Total Investment Securities (Cost $436,324,796)(e) — 116.4%		482,998,399
Net other assets (liabilities) — (16.4)%		(68,004,631)

Net Assets — 100.0%		$414,993,768

Percentages indicated are based on net assets as of September 30, 2012.

ADR	American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $64,593,588.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2012, these securities represent 1.6% of the net assets of the Fund.
(b)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2012. The total of all such securities represent 1.56% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(d)	The rate represents the effective yield at September 30, 2012.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Argentina	0.9%
Australia	0.2
Bermuda	3.1
Brazil	1.4
Canada	2.2
Cayman Islands	2.3
France	2.9
Netherlands	5.1
United Kingdom	2.3
United States	79.6

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (97.5%):
Aerospace & Defense (1.9%):
115,850	BAE Systems plc, Sponsored ADR ^	$2,429,374

Auto Components (0.9%):
27,900	Magna International, Inc.	1,206,954

Automobiles (3.1%):
154,400	Fuji Heavy Industries, Ltd., ADR	2,547,600
53,100	Tata Motors, Ltd., Sponsored ADR ^	1,363,608

		3,911,208

Beverages (4.3%):
29,400	Carlsberg A/S, Class B	2,607,423
25,400	Diageo plc, Sponsored ADR	2,863,342

		5,470,765

Chemicals (4.1%):
13,700	Agrium, Inc.	1,417,402
101,500	Israel Chemicals, Ltd.	1,232,840
107,900	Nitto Denko Corp., ADR	2,538,887

		5,189,129

Commercial Banks (14.6%):
97,900	Australia & New Zealand Banking Group, Ltd., Sponsored ADR	2,515,404
141,700	Banco Bradesco SA, Sponsored ADR	2,277,119
382,000	Barclays plc	1,329,543
88,200	Hang Seng Bank, Ltd.	1,351,784
282,600	HSBC Holdings plc	2,621,950
1,473,400	Mizuho Financial Group, Inc.	2,385,654
29,500	Toronto-Dominion Bank (The)	2,458,530
76,900	United Overseas Bank, Ltd., Sponsored ADR	2,471,566
41,175	Woori Finance Holdings Co., Ltd., Sponsored ADR	1,217,133

		18,628,683

Diversified Financial Services (2.0%):
46,300	Deutsche Boerse AG	2,563,813

Diversified Telecommunication Services (2.9%):
181,600	France Telecom SA, Sponsored ADR ^	2,219,152
74,000	Telstra Corp., Ltd., Sponsored ADR	1,498,500

		3,717,652

Electric Utilities (1.9%):
148,700	CIA Paranaense de Energia, Sponsored ADR ^	2,441,654

Electronic Equipment, Instruments & Components (1.9%):
444,800	Hitachi, Ltd. ^	2,472,205

Energy Equipment & Services (1.1%):
35,700	Seadrill, Ltd.	1,397,710

Food & Staples Retailing (1.7%):
197,000	Aeon Co., Ltd. ^	2,224,965

Food Products (1.0%):
33,300	Unilever plc, Sponsored ADR	1,216,116

Industrial Conglomerates (3.2%):
60,260	Koc Holding AS, ADR	1,197,517
28,400	Siemens AG, Registered Shares	2,835,749

		4,033,266

Insurance (7.9%):
68,500	Axis Capital Holdings, Ltd.	2,392,020
210,500	Manulife Financial Corp.	2,534,420
17,100	RenaissanceRe Holdings, Ltd.	1,317,384

Shares		Fair Value
Common Stocks, continued
Insurance, continued
151,700	Zurich Insurance Group AG, Sponsored ADR ^	$3,797,051

		10,040,875

IT Services (1.0%):
31,200	Cap Gemini SA	1,324,538

Leisure Equipment & Products (0.9%):
59,300	Sega Sammy Holdings, Inc. ^	1,122,484

Machinery (0.8%):
55,300	Komatsu, Ltd. ^	1,088,261

Media (2.0%):
189,100	Reed Elsevier NV	2,532,294

Metals & Mining (7.8%):
29,000	POSCO, Sponsored ADR	2,364,660
50,500	Rio Tinto plc, Sponsored ADR ^	2,361,380
126,000	Vale SA, Sponsored ADR	2,255,400
155,600	Yamana Gold, Inc. ^	2,973,516

		9,954,956

Multiline Retail (1.0%):
107,750	Marks & Spencer Group plc, Sponsored ADR	1,241,280

Oil, Gas & Consumable Fuels (11.0%):
2,725,150	China Petroleum & Chemical Corp. (Sinopec), H Shares	2,532,020
53,600	Petroleo Brasileiro SA, Sponsored ADR	1,229,584
49,900	Royal Dutch Shell plc, Sponsored ADR	3,463,559
77,400	Sasol, Ltd., Sponsored ADR	3,450,492
92,900	Statoil ASA, Sponsored ADR ^	2,395,891
68,800	Yanzhou Coal Mining Co., Ltd., Sponsored ADR ^	1,028,560

		14,100,106

Paper & Forest Products (1.0%):
69,200	Svenska Cellulosa AB, Sponsored ADR ^	1,282,830

Pharmaceuticals (6.8%):
75,000	AstraZeneca plc, Sponsored ADR	3,589,500
29,900	Sanofi	2,554,038
60,600	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,509,446

		8,652,984

Semiconductors & Semiconductor Equipment (1.2%):
94,500	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,494,990

Software (1.0%):
63,400	Sage Group plc (The), ADR ^	1,294,628

Tobacco (1.9%):
66,100	Imperial Tobacco Group plc	2,449,819

Trading Companies & Distributors (1.7%):
7,900	Mitsui & Co., Ltd., Sponsored ADR	2,207,813

Water Utilities (2.8%):
43,700	Cia de Saneamento Basico do Estado de Sao Paulo, Sponsored ADR	3,548,877

Wireless Telecommunication Services (4.1%):
36,300	KDDI Corp.	2,813,296

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL NFJ International Value Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Wireless Telecommunication Services, continued
163,100	SK Telecom Co., Ltd., Sponsored ADR	$2,371,474

		5,184,770

Total Common Stocks (Cost $116,578,004)		124,424,999

Securities Held as Collateral for Securities on Loan (13.1%):
$16,792,567	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	16,792,567

Total Securities Held as Collateral for Securities on Loan (Cost $16,792,567)		16,792,567

Unaffiliated Investment Company (2.6%):
3,311,428	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	3,311,428

Total Unaffiliated Investment Company (Cost $3,311,428)		3,311,428

Total Investment Securities (Cost $136,681,999)(c) — 113.2%		144,528,994
Net other assets (liabilities) — (13.2)%		(16,863,305)

Net Assets — 100.0%		$127,665,689

Percentages indicated are based on net assets as of September 30, 2012.

ADR	American Depositary Receipt
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $16,219,512.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(b)	The rate represents the effective yield at September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Australia	2.8%
Bermuda	3.5
Brazil	8.1
Canada	7.3
China	1.8
Denmark	1.8
France	4.2
Germany	3.7
Hong Kong	0.9
India	0.9
Israel	2.6
Japan	13.4
Netherlands	1.8
Norway	1.7
Republic of Korea (South)	4.1
Singapore	1.7
South Africa	2.4
Sweden	0.9
Switzerland	2.6
Taiwan	1.0
Turkey	0.8
United Kingdom	17.2
United States	14.8

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (96.9%):
Aerospace & Defense (1.5%):
23,530	BE Aerospace, Inc. *	$990,613
40,060	Hexcel Corp. *	962,241

		1,952,854

Biotechnology (4.1%):
25,830	ARIAD Pharmaceuticals, Inc. *	625,732
35,830	Cepheid, Inc. *	1,236,493
36,270	Cubist Pharmaceuticals, Inc. *	1,729,354
35,160	Incyte Corp. *^	634,638
18,090	Medivation, Inc. *	1,019,552

		5,245,769

Building Products (0.5%):
11,180	A.O. Smith Corp.	643,297

Capital Markets (0.2%):
44,350	WisdomTree Investments, Inc. *	297,145

Chemicals (2.1%):
27,220	American Vanguard Corp.	947,256
16,790	Cytec Industries, Inc.	1,100,081
22,520	H.B. Fuller Co.	690,913

		2,738,250

Commercial Banks (3.8%):
98,810	PrivateBancorp, Inc.	1,579,972
16,980	Signature Bank *	1,139,018
41,660	Texas Capital Bancshares, Inc. *	2,070,919

		4,789,909

Commercial Services & Supplies (0.5%):
12,980	Clean Harbors, Inc. *	634,073

Communications Equipment (1.7%):
11,440	Palo Alto Networks, Inc. *^	704,361
61,840	Procera Networks, Inc. *	1,453,240

		2,157,601

Computers & Peripherals (0.5%):
11,020	Stratasys, Inc. *^	599,488

Construction Materials (1.2%):
32,000	Eagle Materials, Inc.	1,480,320

Electronic Equipment, Instruments & Components (2.9%):
20,180	IPG Photonics Corp. *^	1,156,314
32,040	OSI Systems, Inc. *	2,493,994

		3,650,308

Energy Equipment & Services (3.4%):
32,620	Atwood Oceanics, Inc. *	1,482,579
15,910	Dril-Quip, Inc. *	1,143,611
32,360	Forum Energy Technologies, Inc. *^	786,995
14,770	Hornbeck Offshore Services, Inc. *	541,320
6,340	Lufkin Industries, Inc.	341,219

		4,295,724

Food & Staples Retailing (2.7%):
25,160	Fresh Market, Inc. (The) *	1,509,097
26,460	Susser Holdings Corp. *	957,058
15,790	United Natural Foods, Inc. *	922,926

		3,389,081

Food Products (1.7%):
13,620	Annie’s, Inc. *^	610,721
11,780	Hain Celestial Group, Inc. *	742,140
68,240	Smart Balance, Inc. *	824,339

		2,177,200

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (6.1%):
21,580	Align Technology, Inc. *	$797,813
21,070	Cooper Cos., Inc. (The)	1,990,272
86,260	Endologix, Inc. *	1,192,113
9,930	Globus Medical, Inc., Class A *	179,038
20,740	Insulet Corp. *	447,569
26,020	Orthofix International NV *	1,164,395
29,610	Sirona Dental Systems, Inc. *	1,686,586
11,120	Volcano Corp. *	317,698

		7,775,484

Health Care Providers & Services (4.9%):
11,810	Air Methods Corp. *	1,409,760
10,243	Catamaran Corp. *	1,003,507
33,510	HMS Holdings Corp. *	1,120,239
13,520	MWI Veterinary Supply, Inc. *	1,442,314
44,750	Team Health Holdings, Inc. *	1,214,067

		6,189,887

Health Care Technology (1.3%):
10,170	Athenahealth, Inc. *^	933,301
23,370	Vocera Communications, Inc. *	722,367

		1,655,668

Hotels, Restaurants & Leisure (3.1%):
17,490	Buffalo Wild Wings, Inc. *	1,499,592
13,430	Gaylord Entertainment Co. *	530,888
11,010	Panera Bread Co., Class A *	1,881,499

		3,911,979

Household Durables (1.1%):
200,940	Standard Pacific Corp. *^	1,358,354

Insurance (1.2%):
17,770	ProAssurance Corp.	1,607,119

Internet Software & Services (4.9%):
64,350	Cornerstone OnDemand, Inc. *^	1,972,971
18,430	Demandware, Inc. *^	585,152
36,320	Liquidity Services, Inc. *	1,823,627
52,080	Web.com Group, Inc. *	934,836
21,970	Zillow, Inc., Class A *^	926,695

		6,243,281

IT Services (1.2%):
45,180	Cardtronics, Inc. *	1,345,460
2,340	Wright Express Corp. *	163,145

		1,508,605

Life Sciences Tools & Services (0.1%):
3,250	ICON plc, Sponsored ADR *	79,203

Machinery (2.8%):
21,620	Chart Industries, Inc. *	1,596,637
25,090	Wabtec Corp.	2,014,476

		3,611,113

Oil, Gas & Consumable Fuels (2.0%):
14,690	Approach Resources, Inc. *	442,610
9,400	Energy XXI (Bermuda), Ltd.	328,530
41,290	Oasis Petroleum, Inc. *^	1,216,816
45,780	Rex Energy Corp. *	611,163

		2,599,119

Personal Products (1.4%):
39,260	Elizabeth Arden, Inc. *	1,854,642

Pharmaceuticals (2.1%):
35,290	Akorn, Inc. *	466,534

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Oppenheimer Discovery Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
28,070	Jazz Pharmaceuticals plc *	$1,600,271
13,610	Salix Pharmaceuticals, Ltd. *	576,247

		2,643,052

Professional Services (2.9%):
17,910	Acacia Research *	490,913
34,660	Advisory Board Co. (The) *	1,657,788
9,300	CoStar Group, Inc. *	758,322
40,900	On Assignment, Inc. *	814,728

		3,721,751

Real Estate Investment Trusts (REITs) (0.5%):
23,450	Coresite Realty Corp.	631,743

Road & Rail (0.8%):
14,970	Genesee & Wyoming, Inc., Class A *	1,000,894

Semiconductors & Semiconductor Equipment (4.2%):
19,090	Cavium, Inc. *	636,270
32,530	Cirrus Logic, Inc. *	1,248,827
21,380	Mellanox Technologies, Ltd. *^	2,170,711
65,820	Monolithic Power Systems, Inc. *	1,299,945

		5,355,753

Software (14.5%):
93,150	Aspen Technology, Inc. *	2,407,927
29,630	BroadSoft, Inc. *^	1,215,423
40,260	CommVault Systems, Inc. *	2,363,262
28,810	Ellie Mae, Inc. *	784,496
63,760	Fortinet, Inc. *	1,539,166
52,010	Guidewire Software, Inc. *^	1,614,911
30,340	Imperva, Inc. *	1,122,277
42,660	NetSuite, Inc. *	2,721,708
19,840	ServiceNow, Inc. *^	767,411
17,120	Sourcefire, Inc. *	839,394
14,070	Splunk, Inc. *^	516,650
24,600	Ultimate Software Group, Inc. (The) *	2,511,660

		18,404,285

Specialty Retail (9.5%):
40,530	Asbury Automotive Group, Inc. *	1,132,814
13,750	Five Below, Inc. *^	537,350
22,100	Francesca’s Holdings Corp. *^	679,133
22,630	Genesco, Inc. *	1,510,100
25,150	Hibbett Sports, Inc. *	1,495,168
32,880	Pier 1 Imports, Inc.	616,171
72,250	Sally Beauty Holdings, Inc. *	1,812,753
11,260	Ulta Salon, Cosmetics & Fragrance, Inc.	1,084,394
41,320	Vitamin Shoppe, Inc. *	2,409,782
29,180	Zumiez, Inc. *^	809,161

		12,086,826

Textiles, Apparel & Luxury Goods (2.7%):
48,580	Steven Madden, Ltd. *	2,123,918
23,080	Under Armour, Inc., Class A *^	1,288,556

		3,412,474

Trading Companies & Distributors (2.8%):
65,490	Beacon Roofing Supply, Inc. *	1,866,465
62,130	H&E Equipment Services, Inc.	753,016
27,920	United Rentals, Inc. *	913,263

		3,532,744

Total Common Stocks (Cost $111,170,985)		123,234,995

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (12.8%):
$16,237,911	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	$16,237,911

Total Securities Held as Collateral for Securities on Loan (Cost $16,237,911)		16,237,911

Unaffiliated Investment Company (4.6%):
5,914,591	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	5,914,591

Total Unaffiliated Investment Company (Cost $5,914,591)		5,914,591

Total Investment Securities (Cost $133,323,487)(c) — 114.3%		145,387,497
Net other assets (liabilities) — (14.3)%		(18,231,588)

Net Assets — 100.0%		$127,155,909

Percentages indicated are based on net assets as of September 30, 2012.

ADR	American Depositary Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $15,733,283.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(b)	The rate represents the effective yield at September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Pyramis Core Bond

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Collateralized Mortgage Obligations (5.0%):
$ 1,750,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.87%, 6/15/39 (a)	$1,977,806
2,716,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	3,085,341
150,000	Goldman Sachs Mortgage Securities Corp. II, Series 2007-EOP, Class A2, 1.26%,3/6/20 (a)(b)	149,912
2,732,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.00%, 6/15/49 (a)	3,162,224
689,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.38%, 8/12/48	777,069
210,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 3/12/51 (a)	238,646
1,750,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.69%, 4/15/49 (a)	2,003,050
2,650,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.34%, 12/15/43	2,999,548
2,625,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.93%, 6/15/49 (a)	3,022,407

Total Collateralized Mortgage Obligation (Cost $17,236,624)		17,416,003

Corporate Bonds (19.4%):
Beverages (0.3%):
1,000,000	SABMiller Holdings, Inc., 3.75%, 1/15/22 (b)	1,085,937

Biotechnology (0.3%):
1,000,000	Amgen, Inc., 5.15%, 11/15/41, Callable 5/15/41 @ 100	1,114,283

Capital Markets (1.4%):
1,000,000	Goldman Sachs Group, Inc. (The), 6.15%, 4/1/18	1,167,179
402,000	Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	463,054
348,000	Merrill Lynch & Co., 6.11%, 1/29/37	369,182
100,000	Merrill Lynch & Co., 7.75%, 5/14/38	125,586
1,300,000	Morgan Stanley, Series F, 6.63%, 4/1/18, MTN	1,493,622
1,220,000	Morgan Stanley, Series G, 5.50%, 7/28/21, MTN	1,335,152

		4,953,775

Commercial Banks (1.5%):
2,700,000	Bank of America Corp., 5.70%, 1/24/22	3,171,315
400,000	Fifth Third Bancorp, 8.25%, 3/1/38	579,363
32,000	SunTrust Banks, Inc., 3.50%, 1/20/17, Callable 12/20/16 @ 100	34,346

Principal Amount		Fair Value
Corporate Bonds, continued
Commercial Banks, continued
$1,200,000	Wachovia Bank NA, Series BKNT, 6.00%, 11/15/17	$1,447,105

		5,232,129

Consumer Finance (1.5%):
1,400,000	Daimler Finance NA LLC, 1.65%, 4/10/15 (b)	1,419,501
1,000,000	Ford Motor Credit Co. LLC, 2.50%, 1/15/16	1,012,238
324,000	Ford Motor Credit Co. LLC, 3.00%, 6/12/17	329,797
369,000	Ford Motor Credit Co. LLC, 4.25%, 9/20/22	378,136
112,000	Hyundai Capital America, Inc., 1.63%, 10/2/15 (b)	112,055
124,000	Hyundai Capital America, Inc., 2.13%, 10/2/17 (b)	124,017
1,600,000	NiSource Finance Corp., 4.45%, 12/1/21, Callable 9/1/21 @ 100	1,779,301

		5,155,045

Diversified Financial Services (1.3%):
270,000	Bank of America NA, Series BKNT, 5.30%, 3/15/17	299,820
1,500,000	Citigroup, Inc., 6.13%, 5/15/18	1,775,725
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,095,667
1,200,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/1/17	1,420,050

		4,591,262

Diversified Telecommunication Services (0.6%):
500,000	AT&T, Inc., 6.80%, 5/15/36	678,199
478,000	CenturyLink, Inc., Series S, 6.45%, 6/15/21	539,423
43,000	Embarq Corp., 7.08%, 6/1/16	50,773
500,000	Verizon Communications, Inc., 6.25%, 4/1/37	659,016

		1,927,411

Electric Utilities (0.3%):
800,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	1,047,893

Energy Equipment & Services (0.0%):
44,000	FMC Technologies, Inc., 2.00%, 10/1/17	44,456
79,000	FMC Technologies, Inc., 3.45%, 10/1/22, Callable 7/1/22 @ 100	80,199

		124,655

Food & Staples Retailing (0.4%):
900,000	Kraft Foods, Inc., 5.38%, 2/10/20	1,085,729
75,000	Walgreen Co., 1.80%, 9/15/17	75,847
109,000	Walgreen Co., 3.10%, 9/15/22	110,616

		1,272,192

Health Care Providers & Services (0.8%):
1,600,000	Express Scripts Holding Co., 3.90%, 2/15/22 (b)	1,743,121
777,000	WellPoint, Inc., 3.30%, 1/15/23	785,882

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Pyramis Core Bond

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$122,000	WellPoint, Inc., 4.65%, 1/15/43	$124,441

		2,653,444

Industrial Conglomerates (0.6%):
600,000	Dow Chemical Co. (The), 4.25%, 11/15/20, Callable 8/15/20 @ 100	660,151
1,200,000	General Electric Captial Corp., Series A, 5.63%, 9/15/17, MTN	1,413,195

		2,073,346

Insurance (2.5%):
1,300,000	American International Group, Inc., 3.80%, 3/22/17	1,398,296
600,000	Aon plc, 5.00%, 9/30/20	691,289
1,600,000	Hartford Financial Services Group, Inc. (The), 5.13%, 4/15/22	1,797,187
700,000	Liberty Mutual Group, Inc., 5.00%, 6/1/21 (b)	739,906
600,000	Marsh & McLennan Cos., Inc., 4.80%, 7/15/21, Callable 4/15/21 @ 100	674,189
116,000	MetLife, Inc., 1.56%, 12/15/17 (c)	116,908
600,000	MetLife, Inc., 4.75%, 2/8/21	695,388
306,000	MetLife, Inc., 1.56%, 12/15/22 (c)	309,850
900,000	Pacific LifeCorp, 6.00%, 2/10/20 (b)	1,001,092
600,000	Prudential Financial, Inc., 6.20%, 11/15/40, MTN	716,671
700,000	Unum Group, 5.75%, 8/15/42	736,525

		8,877,301

Media (1.7%):
1,596,000	Comcast Corp., 4.65%, 7/15/42	1,707,096
700,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.15%, 3/15/42	712,163
1,020,000	News America, Inc., 6.15%, 2/15/41	1,269,779
1,100,000	Time Warner Cable, Inc., 4.50%, 9/15/42, Callable 3/15/42 @ 100	1,097,005
900,000	Time Warner, Inc., 6.20%, 3/15/40	1,120,564

		5,906,607

Multi-Utilities (0.5%):
1,640,000	Sempra Energy, 2.88%, 10/1/22, Callable 7/1/22 @ 100	1,659,659

Office Electronics (0.2%):
500,000	Xerox Corp., 1.26%, 5/16/14 (a)	499,297
300,000	Xerox Corp., 4.25%, 2/15/15	318,617

		817,914

Oil, Gas & Consumable Fuels (2.1%):
1,200,000	Anadarko Petroleum Corp., 6.38%, 9/15/17	1,446,742
1,300,000	DCP Midstream LLC, 4.75%, 9/30/21 (b)	1,379,379
1,000,000	El Paso Pipeline Partners LP, 5.00%, 10/1/21, Callable 7/1/21 @ 100	1,101,352
600,000	Marathon Petroleum Corp., 5.13%, 3/1/21	692,361
1,300,000	Phillips 66, 4.30%, 4/1/22 (b)	1,423,313
700,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	743,122

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$600,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	$681,960

		7,468,229

Pharmaceuticals (0.1%):
117,000	Watson Pharmaceuticals, Inc., 1.88%, 10/1/17	118,443
175,000	Watson Pharmaceuticals, Inc., 3.25%, 10/1/22, Callable 7/1/22 @ 100	177,241
106,000	Watson Pharmaceuticals, Inc., 4.63%, 10/1/42	108,527

		404,211

Real Estate Investment Trusts (REITs) (2.2%):
1,000,000	BioMed Realty LP, 3.85%, 4/15/16, Callable 3/15/16 @ 100	1,051,888
500,000	BioMed Realty LP, 4.25%, 7/15/22, Callable 4/15/22 @ 100	521,212
305,000	Boston Properties LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100	321,235
1,000,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100	1,087,355
700,000	Duke Realty Corp., 4.38%, 6/15/22, Callable 3/15/22 @ 100	738,124
221,000	Duke Realty Corp., 3.88%, 10/15/22, Callable 7/15/22 @ 100	224,748
895,000	ERP Operating LP, 4.63%, 12/15/21	1,031,394
500,000	HCP, Inc., 3.15%, 8/1/22, Callable 5/1/22 @ 100	486,062
500,000	Health Care REIT, Inc., 4.13%, 4/1/19, Callable 1/1/19 @ 100	532,315
1,000,000	Liberty Property LP, 4.13%, 6/15/22, Callable 3/15/22 @ 100	1,046,871
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	535,235

		7,576,439

Road & Rail (0.6%):
1,400,000	Burlington Northern Santa Fe Corp., 4.40%, 3/15/42, Callable 9/15/41 @ 100	1,479,114
700,000	Norfolk Southern Corp., 3.00%, 4/1/22, Callable 1/1/22 @ 100	726,571

		2,205,685

Tobacco (0.5%):
1,100,000	Altria Group, Inc., 2.85%, 8/9/22	1,097,445

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Pyramis Core Bond

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco, continued
$ 600,000	Reynolds American, Inc., 7.25%, 6/15/37	$758,482

		1,855,927

Total Corporate Bonds (Cost $67,296,416)		68,003,344

Yankee Dollars (2.7%):
Capital Markets (0.3%):
900,000	BP Capital Markets plc, 4.74%, 3/11/21	1,049,147

Commercial Banks (0.1%):
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22 (b)	200,372

Consumer Finance (0.4%):
1,300,000	Volkswagen International Finance NV, 2.38%, 3/22/17 (b)	1,350,050

Diversified Financial Services (0.6%):
900,000	Petrobras International Finance Co., 5.38%, 1/27/21	1,014,094

1,000,000	Vale Overseas, Ltd., 6.25%, 1/11/16	1,127,760

		2,141,854

Electronic Equipment Instruments & Components (0.6%):
2,000,000	Tyco Electronics Group SA, 1.60%, 2/3/15	2,029,920

Energy Equipment & Services (0.3%):
1,000,000	Transocean, Inc., 5.05%, 12/15/16	1,117,457

Oil, Gas & Consumable Fuels (0.4%):
1,300,000	Petroleos Mexicanos, 5.50%, 6/27/44	1,430,000

Total Yankee Dollars (Cost $9,298,843)		9,318,800

Municipal Bonds (1.4%):
California (0.8%):
1,600,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	2,108,896
20,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	27,130
5,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	6,573
5,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	6,803
535,000	California State, Build America Bonds, GO, 7.60%, 11/1/40	733,924

		2,883,326

Illinois (0.6%):
65,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	72,477
1,720,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,026,246
50,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	56,284
5,000	Illinois State, GO, 5.10%, 6/1/33	4,846

		2,159,853

Total Municipal Bonds (Cost $5,011,998)		5,043,179

U.S. Government Agency Mortgages (40.0%):
Federal National Mortgage Association (37.2%)
10,500,000	5.00%, 10/25/42 TBA	11,453,203
8,500,000	5.50%, 10/25/42 TBA	9,318,125
10,000,000	6.00%, 10/25/42 TBA	11,040,625
198,333	4.00%, 5/1/19, Pool #761517	212,880

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$ 418,617	4.00%, 7/1/19, Pool #MA0124	$447,883
640,310	4.00%, 2/1/20, Pool #MA0322	685,075
383,044	4.00%, 3/1/20, Pool #MA0357	409,822
187,552	4.00%, 2/1/24, Pool #930626	200,723
221,237	4.00%, 4/1/24, Pool #AA5533	236,773
940,778	4.00%, 4/1/24, Pool #930902	1,006,842
463,036	4.00%, 6/1/24, Pool #AA5564	495,552
25,260	4.00%, 8/1/25, Pool #AE2978	27,026
56,801	4.00%, 3/1/26, Pool #AH4680	60,790
349,369	4.00%, 4/1/26, Pool #AK0200	374,776
138,385	4.00%, 7/1/26, Pool #AL1475	148,103
553,567	4.00%, 7/1/26, Pool #AI7831	592,440
33,910	4.00%, 8/1/26, Pool #AH7925	36,291
389,692	4.00%, 1/1/27, Pool #AK1770	417,057
6,000,000	2.50%, 10/25/27 TBA	6,305,625
2,500,000	3.00%, 10/25/27 TBA	2,650,000
289,926	5.50%, 4/1/35, Pool #816669	319,751
828,161	5.50%, 4/1/35, Pool #357762	913,353
22,732	5.50%, 5/1/35, Pool #255706	25,070
25,421	5.50%, 7/1/35, Pool #825707	28,036
252,800	5.50%, 9/1/35, Pool #836018	278,805
75,119	5.50%, 10/1/35, Pool #844415	82,847
70,928	5.50%, 10/1/35, Pool #843342	78,224
144,273	5.50%, 10/1/35, Pool #842123	159,114
156,333	5.50%, 10/1/35, Pool #836777	172,415
22,342	5.50%, 10/1/35, Pool #836497	24,641
231,309	5.50%, 10/1/35, Pool #836184	255,103
21,653	5.50%, 10/1/35, Pool #255899	23,880
73,048	5.50%, 10/1/35, Pool #990906	80,654
26,509	5.50%, 11/1/35, Pool #848193	29,236
290,721	5.50%, 11/1/35, Pool #844342	320,627
38,612	5.50%, 11/1/35, Pool #843798	42,584
124,971	5.50%, 11/1/35, Pool #831105	137,826
85,685	5.50%, 11/1/35, Pool #817677	94,499
172,484	5.50%, 11/1/35, Pool #255933	190,227
69,414	5.50%, 12/1/35, Pool #745087	76,554
44,100	5.50%, 12/1/35, Pool #256022	48,637
22,131	5.50%, 12/1/35, Pool #848358	24,408
79,599	5.50%, 1/1/36, Pool #845354	87,787
122,729	5.50%, 1/1/36, Pool #190367	135,354
605,140	5.50%, 1/1/36, Pool #AD7715	667,390
1,016,689	5.50%, 1/1/36, Pool #932027	1,121,275
105,515	5.50%, 1/1/36, Pool #848983	116,369
75,321	5.50%, 4/1/36, Pool #745418	83,070
27,257	5.50%, 4/1/36, Pool #868734	29,925
31,324	5.50%, 4/1/36, Pool #868574	34,389
138,168	5.50%, 6/1/36, Pool #893370	151,690
60,083	5.50%, 11/1/36, Pool #888173	66,263
109,604	5.50%, 1/1/37, Pool #888538	120,879
167,207	5.50%, 8/1/37, Pool #888893	184,408
75,147	5.50%, 10/1/38, Pool #889977	82,877
254,751	3.50%, 3/1/42, Pool #AB4690	273,511
92,222	3.50%, 3/1/42, Pool #AB4602	99,014
68,658	3.50%, 4/1/42, Pool #AK7891	73,703
25,000	3.50%, 5/1/42, Pool #AO4331	26,841
160,546	3.50%, 5/1/42, Pool #AO3050	173,148
75,579	3.50%, 5/1/42, Pool #AK2972	81,144
835,631	3.50%, 5/1/42, Pool #AB5185	897,776
121,192	3.50%, 5/1/42, Pool #AB5120	130,199
878,995	3.50%, 6/1/42, Pool #AB5376	947,990
75,791	3.50%, 6/1/42, Pool #AB5337	81,740
2,069,559	3.50%, 7/1/42, Pool #AO2652	2,221,958

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Pyramis Core Bond

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
$ 70,611	3.50%, 8/1/42, Pool #AP5765	$75,810
25,000	3.50%, 8/1/42, Pool #AP4249	26,837
700,652	3.50%, 9/1/42, Pool #AP4091	754,108
124,499	3.50%, 9/1/42, Pool #AP4410	133,998
43,903	3.50%, 9/1/42, Pool #AP8213	47,136
271,136	3.50%, 10/1/42, Pool #AQ0396	291,102
174,239	3.50%, 10/1/42, Pool #AP9209	187,532
8,500,000	3.00%, 10/25/42 TBA	8,972,812
22,500,000	4.50%, 10/25/42 TBA	24,352,735
16,300,000	3.50%, 11/25/42 TBA	17,438,453
5,000,000	4.00%, 11/25/42 TBA	5,381,250
8,013,510	4.00%, 12/31/99, Pool #AL2514	8,621,723
3,336,830	4.00%, 12/31/99, Pool #AL2513	3,590,090
2,665,050	4.00%, 12/31/99, Pool #AL2512	2,867,323

		130,155,711

Government National Mortgage Association (2.8%)
25,000	5.00%, 11/20/39, Pool #4578	27,860
37,341	5.00%, 2/20/40, Pool #4637	41,612
81,307	5.00%, 3/20/40, Pool #4658	90,608
225,340	5.00%, 6/20/40, Pool #783069	249,076
133,117	5.00%, 6/20/40, Pool #4715	148,055
31,204	5.00%, 7/20/40, Pool #783050	34,877
108,260	5.00%, 7/20/40, Pool #4747	120,644
223,045	5.00%, 9/20/40, Pool #4802	248,559
85,027	5.00%, 10/20/40, Pool #783232	94,568
1,566,395	5.00%, 2/20/41, Pool #783278	1,750,696
2,997,836	4.50%, 3/20/41, Pool #4978	3,318,637
1,401,024	5.00%, 7/20/41, Pool #783366	1,558,233
2,000,000	3.00%, 9/15/42, Pool #AB2876	2,145,178

		9,828,603

Total U.S. Government Agency Mortgages (Cost $139,715,270)		139,984,314

U.S. Treasury Obligations (22.8%):
U.S. Treasury Bonds (1.4%)
5,151,000	2.75%, 8/15/42	5,065,689
U.S. Treasury Inflation Index Bonds (2.8%)
8,906,000	0.75%, 2/15/42	9,810,823
U.S. Treasury Notes (18.6%)
9,500,000	0.25%, 9/15/15	9,483,670
22,550,000	0.63%, 8/31/17	22,563,212
32,474,000	1.00%, 8/31/19	32,392,815
560,000	1.63%, 8/15/22	559,387

		64,999,084

Total U.S. Treasury Obligations (Cost $79,455,196)		79,875,596

Unaffiliated Investment Company (43.3%):
151,850,353	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares 0.00% (d)	151,850,353

Total Unaffiliated Investment Company (Cost $151,850,353)		151,850,353

Total Investment Securities (Cost $469,864,700)(e) — 134.6%		471,491,589
Net other assets (liabilities) — (34.6)%		(121,276,076)

Net Assets — 100.0%		$350,215,513

Percentages indicated are based on net assets as of September 30, 2012.

GO	General Obligation
MTN	Medium Term Note
TBA	Security is subject to delayed delivery.
(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2012. The date presented represents the final maturity date.
(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate represents the effective yield at September 30, 2012.
(d)	The rate represents the effective yield at September 30, 2012.
(e)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Securities Sold Short (-0.1)%

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value	Unrealized Appreciation/ (Depreciation)
Federal National Mortgage Association —October TBA	3.50%	10/25/42	$(300,000)	$(321,844)	$(321,750)	$94

				$(321,844)	$(321,750)	$94

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (96.9%):
Aerospace & Defense (3.1%):
1,937	BE Aerospace, Inc. *	$81,548
13,313	Boeing Co. (The)	926,851
15,336	Honeywell International, Inc.	916,326
4,572	Lockheed Martin Corp.	426,933
2,860	Precision Castparts Corp.	467,152
2,858	Rockwell Collins, Inc.	153,303
546	Spirit AeroSystems Holdings, Inc., Class A *	12,127
322	Textron, Inc.	8,427
1,008	TransDigm Group, Inc. *	143,005
315	Triumph Group, Inc.	19,697
17,938	United Technologies Corp.	1,404,366

		4,559,735

Air Freight & Logistics (0.9%):
3,200	C.H. Robinson Worldwide, Inc.	187,360
3,785	Expeditors International of Washington, Inc.	137,623
396	FedEx Corp.	33,509
14,258	United Parcel Service, Inc., Class B	1,020,445

		1,378,937

Airlines (0.2%):
526	Copa Holdings SA, Class A	42,748
10,685	Delta Air Lines, Inc. *	97,875
3,038	Southwest Airlines Co.	26,643
6,571	United Continental Holdings, Inc. *	128,134

		295,400

Auto Components (0.4%):
484	Allison Transmission Holdings, Inc. ^	9,738
2,256	BorgWarner, Inc. *	155,912
6,460	Delphi Automotive plc *	200,260
2,810	Gentex Corp.	47,798
4,765	Goodyear Tire & Rubber Co. *	58,085
1,303	Tesla Motors, Inc. *^	38,152
45	Visteon Corp. *	2,001

		511,946

Automobiles (0.1%):
4,557	Harley-Davidson, Inc.	193,080
88	Thor Industries, Inc.	3,196

		196,276

Beverages (3.8%):
2,573	Brown-Forman Corp., Class B	167,888
76,462	Coca-Cola Co. (The)	2,900,204
405	Coca-Cola Enterprises, Inc.	12,664
4,169	Dr Pepper Snapple Group, Inc.	185,646
2,837	Monster Beverage Corp. *	153,652
30,783	PepsiCo, Inc.	2,178,513

		5,598,567

Biotechnology (3.4%):
3,781	Alexion Pharmaceuticals, Inc. *	432,547
15,307	Amgen, Inc.	1,290,686
3,310	ARIAD Pharmaceuticals, Inc. *	80,185
4,715	Biogen Idec, Inc. *	703,620
2,405	BioMarin Pharmaceutical, Inc. *	96,849
8,670	Celgene Corp. *	662,388
14,906	Gilead Sciences, Inc. *	988,715
1,879	Incyte Corp. *^	33,916
1,442	Medivation, Inc. *	81,271
1,663	Myriad Genetics, Inc. *	44,884

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
1,267	Onyx Pharmaceuticals, Inc. *	$107,062
1,520	Regeneron Pharmaceuticals, Inc. *	232,043
981	United Therapeutics Corp. *	54,818
4,154	Vertex Pharmaceuticals, Inc. *	232,416

		5,041,400

Building Products (0.1%):
392	Armstrong World Industries, Inc.	18,177
488	Fortune Brands Home & Security, Inc. *	13,181
997	Lennox International, Inc.	48,215
7,028	Masco Corp.	105,771

		185,344

Capital Markets (0.7%):
754	Affiliated Managers Group, Inc. *	92,742
1,341	BlackRock, Inc. +	239,100
2,315	Eaton Vance Corp. ^	67,043
1,532	Federated Investors, Inc. ^	31,697
641	Franklin Resources, Inc.	80,170
2,291	Lazard, Ltd., Class A	66,966
2,656	SEI Investments Co.	56,971
5,021	T. Rowe Price Group, Inc.	317,829
1,681	Waddell & Reed Financial, Inc., Class A	55,087

		1,007,605

Chemicals (3.2%):
1,352	Airgas, Inc.	111,270
975	Albemarle Corp.	51,363
3,078	Celanese Corp., Series A	116,687
283	CF Industries Holdings, Inc.	62,894
18,443	E.I. du Pont de Nemours & Co.	927,130
2,471	Eastman Chemical Co.	140,872
5,118	Ecolab, Inc.	331,698
2,699	FMC Corp.	149,471
1,595	International Flavor & Fragrances, Inc.	95,030
475	Intrepid Potash, Inc. *	10,203
458	LyondellBasell Industries NV, Class A	23,660
10,499	Monsanto Co.	955,619
173	NewMarket Corp.	42,641
2,997	PPG Industries, Inc.	344,175
5,879	Praxair, Inc.	610,710
382	Rockwood Holdings, Inc.	17,801
1,034	RPM International, Inc.	29,510
744	Scotts Miracle-Gro Co. (The) ^	32,342
1,709	Sherwin Williams Co.	254,487
2,379	Sigma Aldrich Corp.	171,217
1,832	Valspar Corp. (The)	102,775
1,348	W. R. Grace & Co. *	79,640
108	Westlake Chemical Corp. ^	7,890

		4,669,085

Commercial Banks (0.0%):
155	Signature Bank *	10,397

Commercial Services & Supplies (0.3%):
975	Cintas Corp.	40,414
920	Clean Harbors, Inc. *	44,942
1,988	Copart, Inc. *	55,127
148	Covanta Holding Corp.	2,540
2,776	Iron Mountain, Inc.	94,689
2,112	Pitney Bowes, Inc. ^	29,188
1,287	Rollins, Inc.	30,103

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,675	Stericycle, Inc. *	$151,621
135	Waste Connections, Inc.	4,084

		452,708

Communications Equipment (1.8%):
1,096	Acme Packet, Inc. *^	18,742
193	EchoStar Corp., Class A *	5,531
1,563	F5 Networks, Inc. *	163,646
676	Harris Corp.	34,625
5,748	Motorola Solutions, Inc.	290,561
107	Palo Alto Networks, Inc. *	6,588
33,741	QUALCOMM, Inc.	2,108,475
3,070	Riverbed Technology, Inc. *	71,439

		2,699,607

Computers & Peripherals (9.4%):
18,404	Apple, Inc.	12,280,253
91	Diebold, Inc.	3,068
41,328	EMC Corp. *	1,127,015
1,339	Fusion-io, Inc. *^	40,531
3,150	NCR Corp. *	73,426
4,794	NetApp, Inc. *	157,627
1,888	Western Digital Corp.	73,122

		13,755,042

Construction & Engineering (0.1%):
1,167	Chicago Bridge & Iron Co. NV	44,451
2,493	Fluor Corp.	140,306

		184,757

Construction Materials (0.0%):
462	Martin Marietta Materials, Inc. ^	38,286

Consumer Finance (0.5%):
12,672	American Express Co.	720,530

Containers & Packaging (0.2%):
462	AptarGroup, Inc.	23,890
3,084	Ball Corp.	130,484
729	Crown Holdings, Inc. *	26,791
2,387	Owens-Illinois, Inc. *	44,780
1,747	Packaging Corp. of America	63,416
150	Rock-Tenn Co., Class A	10,827
967	Silgan Holdings, Inc.	42,074

		342,262

Distributors (0.2%):
3,069	Genuine Parts Co.	187,301
5,802	LKQ Corp. *	107,337

		294,638

Diversified Consumer Services (0.1%):
1,891	Apollo Group, Inc., Class A *	54,934
3,406	H&R Block, Inc.	59,026
447	ITT Educational Services, Inc. *^	14,407
539	Weight Watchers International, Inc. ^	28,459

		156,826

Diversified Financial Services (0.4%):
1,488	CBOE Holdings, Inc.	43,777
1,432	IntercontinentalExchange, Inc. *	191,043
971	Leucadia National Corp.	22,090
891	LPL Financial Holdings, Inc.	25,429
3,861	Moody’s Corp.	170,540
2,393	MSCI, Inc., Class A *	85,646

		538,525

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services (1.9%):
1,658	Level 3 Communications, Inc. *	$38,084
2,984	TW Telecom, Inc. *	77,793
55,919	Verizon Communications, Inc.	2,548,229
6,958	Windstream Corp. ^	70,345

		2,734,451

Electric Utilities (0.1%):
1,021	ITC Holdings Corp.	77,167

Electrical Equipment (1.0%):
4,745	AMETEK, Inc.	168,210
2,296	Babcock & Wilcox Co. (The) *	58,479
2,160	Cooper Industries plc, A Shares	162,130
12,143	Emerson Electric Co.	586,143
56	General Cable Corp. *	1,645
971	Hubbell, Inc., Class B	78,398
931	Polypore International, Inc. *^	32,911
2,809	Rockwell Automation, Inc.	195,366
1,918	Roper Industries, Inc.	210,769

		1,494,051

Electronic Equipment, Instruments & Components (0.3%):
3,189	Amphenol Corp., Class A	187,768
618	Dolby Laboratories, Inc., Class A *^	20,240
2,431	FLIR Systems, Inc.	48,559
633	IPG Photonics Corp. *^	36,271
627	Jabil Circuit, Inc.	11,737
1,822	National Instruments Corp.	45,860
2,462	Trimble Navigation, Ltd. *	117,339

		467,774

Energy Equipment & Services (2.1%):
366	Atwood Oceanics, Inc. *	16,635
3,723	Cameron International Corp. *	208,749
400	CARBO Ceramics, Inc. ^	25,168
1,499	Dresser-Rand Group, Inc. *	82,610
4,706	FMC Technologies, Inc. *	217,888
5,795	Halliburton Co.	195,233
461	Helmerich & Payne, Inc.	21,948
1,913	National-Oilwell Varco, Inc.	153,250
2,131	Oceaneering International, Inc.	117,738
921	Oil States International, Inc. *	73,183
994	RPC, Inc. ^	11,819
26,248	Schlumberger, Ltd.	1,898,518
176	SEACOR Holdings, Inc. *	14,671

		3,037,410

Food & Staples Retailing (2.6%):
8,527	Costco Wholesale Corp.	853,766
5,095	CVS Caremark Corp.	246,700
553	Fresh Market, Inc. (The) *	33,169
10,385	Kroger Co. (The)	244,463
615	Safeway, Inc. ^	9,895
6,076	Sysco Corp.	189,996
26,247	Wal-Mart Stores, Inc.	1,937,029
3,613	Whole Foods Market, Inc.	351,906

		3,866,924

Food Products (1.3%):
2,702	Campbell Soup Co. ^	94,084
3,084	Dean Foods Co. *	50,423
2,192	Flowers Foods, Inc.	44,235
9,976	General Mills, Inc.	397,544

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
2,255	Green Mountain Coffee Roasters, Inc. *^	$53,556
3,922	H.J. Heinz Co.	219,436
2,954	Hershey Co.	209,409
1,969	Hillshire Brands Co.	52,730
1,508	Hormel Foods Corp.	44,094
303	Ingredion, Inc.	16,713
4,494	Kellogg Co.	232,160
1,833	Kraft Foods, Inc., Class A	75,794
2,610	McCormick & Co.	161,924
4,013	Mead Johnson Nutrition Co.	294,073

		1,946,175

Gas Utilities (0.1%):
4,091	ONEOK, Inc.	197,636
743	Questar Corp. +	15,105

		212,741

Health Care Equipment & Supplies (1.9%):
9,916	Baxter International, Inc.	597,538
3,718	Becton, Dickinson & Co.	292,086
1,652	C.R. Bard, Inc.	172,882
291	Cooper Cos., Inc. (The)	27,488
499	Covidien plc	29,651
1,238	DENTSPLY International, Inc.	47,217
2,255	Edwards Lifesciences Corp. *	242,119
1,083	IDEXX Laboratories, Inc. *	107,596
781	Intuitive Surgical, Inc. *	387,087
1,236	Medtronic, Inc.	53,296
2,810	ResMed, Inc. ^	113,721
190	Sirona Dental Systems, Inc. *	10,822
4,762	St. Jude Medical, Inc.	200,623
4,486	Stryker Corp.	249,691
1,159	Thoratec Corp. *	40,102
2,194	Varian Medical Systems, Inc. *	132,342
365	Zimmer Holdings, Inc.	24,681

		2,728,942

Health Care Providers & Services (1.8%):
658	AMERIGROUP Corp. *	60,161
4,979	AmerisourceBergen Corp.	192,737
3,691	Cardinal Health, Inc.	143,838
2,014	Catamaran Corp. *	197,312
1,850	DaVita, Inc. *	191,679
15,854	Express Scripts Holding Co. *	993,570
2,071	HCA Holdings, Inc.	68,861
1,009	Henry Schein, Inc. *	79,984
1,905	Laboratory Corp. of America Holdings *	176,155
4,633	McKesson, Inc.	398,577
1,672	Patterson Companies, Inc.	57,249
387	Quest Diagnostics, Inc.	24,547
424	Tenet Healthcare Corp. *	2,659
96	Universal Health Services, Inc., Class B	4,390
423	WellPoint, Inc.	24,538

		2,616,257

Health Care Technology (0.2%):
2,852	Cerner Corp. *	220,773

Hotels, Restaurants & Leisure (3.4%):
853	Bally Technologies, Inc. *	42,130
1,472	Brinker International, Inc.	51,962
624	Chipotle Mexican Grill, Inc. *	198,145

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
37	Choice Hotels International, Inc. ^	$1,184
2,542	Darden Restaurants, Inc.	141,716
1,439	Dunkin’ Brands Group, Inc. ^	42,012
3,027	International Game Technology	39,623
7,821	Las Vegas Sands Corp.	362,660
4,613	Marriott International, Inc., Class A	180,368
20,002	McDonald’s Corp.	1,835,183
558	Panera Bread Co., Class A *	95,357
98	Penn National Gaming, Inc. *	4,224
14,929	Starbucks Corp.	757,647
3,890	Starwood Hotels & Resorts Worldwide, Inc.	225,464
2,872	Wyndham Worldwide Corp.	150,723
1,569	Wynn Resorts, Ltd.	181,125
9,065	Yum! Brands, Inc.	601,372

		4,910,895

Household Durables (0.1%):
376	D.R. Horton, Inc.	7,761
183	Garmin, Ltd.	7,638
338	Jarden Corp.	17,860
88	NVR, Inc. *	74,316
1,175	Tempur-Pedic International, Inc. *	35,121
1,082	Tupperware Brands Corp.	57,984

		200,680

Household Products (1.3%):
1,687	Church & Dwight Co., Inc.	91,081
175	Clorox Co. (The)	12,609
8,614	Colgate-Palmolive Co.	923,593
6,900	Kimberly-Clark Corp.	591,882
3,937	Procter & Gamble Co. (The)	273,070

		1,892,235

Industrial Conglomerates (0.9%):
12,278	3M Co.	1,134,733
88	Carlisle Cos., Inc.	4,569
3,896	Danaher Corp.	214,864

		1,354,166

Insurance (0.5%):
376	Allied World Assurance Co. Holdings AG	29,046
562	Aon plc	29,387
281	Arch Capital Group, Ltd. *	11,712
2,333	Arthur J. Gallagher & Co.	83,568
193	Brown & Brown, Inc.	5,031
83	Endurance Specialty Holdings, Ltd.	3,195
517	Erie Indemnity Co., Class A	33,228
380	Hanover Insurance Group, Inc. (The)	14,159
8,515	Marsh & McLennan Cos., Inc.	288,914
3,323	Travelers Cos., Inc. (The)	226,828
280	Validus Holdings, Ltd.	9,495

		734,563

Internet & Catalog Retail (1.8%):
7,121	Amazon.com, Inc. *	1,811,013
1,057	Expedia, Inc.	61,137
802	Groupon, Inc. *^	3,818
529	HomeAway, Inc. *^	12,405
1,613	Liberty Media Corp. - Interactive, Class A *	29,841
124	Liberty Ventures, Inc., Series A *	6,155

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail, continued
1,114	Netflix, Inc. *^	$60,646
980	Priceline.com, Inc. *	606,355
1,726	TripAdvisor, Inc. *	56,837

		2,648,207

Internet Software & Services (4.0%):
3,258	Akamai Technologies, Inc. *	124,651
397	AOL, Inc. *	13,986
22,797	eBay, Inc. *	1,103,603
946	Equinix, Inc. *	194,923
8,290	Facebook, Inc., Class A *	179,479
5,095	Google, Inc., Class A *	3,844,178
256	IAC/InterActiveCorp	13,327
1,221	LinkedIn Corp., Class A *	147,009
2,155	Rackspace Hosting, Inc. *	142,424
2,873	VeriSign, Inc. *	139,886

		5,903,466

IT Services (7.0%):
12,673	Accenture plc, Class A	887,490
995	Alliance Data Systems Corp. *^	141,240
9,626	Automatic Data Processing, Inc.	564,661
2,428	Broadridge Financial Solutions, Inc.	56,645
5,993	Cognizant Technology Solutions Corp., Class A *	419,031
127	DST Systems, Inc.	7,183
2,221	Fiserv, Inc. *	164,421
958	FleetCor Technologies, Inc. *	42,919
1,836	Gartner, Inc. *	84,621
2,028	Genpact, Ltd.	33,827
1,570	Global Payments, Inc.	65,673
21,455	International Business Machines Corp.	4,450,840
1,687	Jack Henry & Associates, Inc.	63,937
1,654	Lender Processing Services, Inc.	46,130
2,134	MasterCard, Inc., Class A	963,458
1,316	NeuStar, Inc., Class A *	52,680
5,945	Paychex, Inc.	197,909
1,881	SAIC, Inc.	22,647
3,320	Teradata Corp. *	250,361
2,785	Total System Services, Inc.	66,005
730	Vantive, Inc., Class A *	15,732
2,139	VeriFone Systems, Inc. *	59,571
10,286	Visa, Inc., Class A	1,381,204
12,064	Western Union Co.	219,806

		10,257,991

Leisure Equipment & Products (0.3%):
2,062	Hasbro, Inc. ^	78,707
5,188	Mattel, Inc.	184,070
1,274	Polaris Industries, Inc.	103,028

		365,805

Life Sciences Tools & Services (0.5%):
6,842	Agilent Technologies, Inc.	263,075
1,916	Bruker Corp. *	25,080
640	Charles River Laboratories International, Inc. *	25,344
65	Covance, Inc. *	3,035
2,430	Illumina, Inc. *^	117,126
350	Life Technologies Corp. *	17,108
619	Mettler-Toledo International, Inc. *	105,688
715	Techne Corp.	51,437
1,753	Waters Corp. *	146,078

		753,971

Shares		Fair Value
Common Stocks, continued
Machinery (2.7%):
12,843	Caterpillar, Inc.	$1,105,012
175	Colfax Corp. *	6,417
3,783	Cummins, Inc.	348,830
7,828	Deere & Co.	645,732
2,930	Donaldson Co., Inc.	101,700
929	Flowserve Corp.	118,671
1,173	Graco, Inc.	58,979
302	IDEX Corp.	12,615
7,911	Illinois Tool Works, Inc.	470,467
4,821	Ingersoll-Rand plc	216,077
404	ITT Corp.	8,141
2,083	Joy Global, Inc.	116,773
1,666	Lincoln Electric Holdings, Inc.	65,057
2,033	Manitowoc Co., Inc. (The)	27,120
1,193	Nordson Corp.	69,934
1,614	PACCAR, Inc.	64,600
2,288	Pall Corp.	145,265
1,338	Parker Hannifin Corp.	111,830
215	Snap-On, Inc.	15,452
295	SPX Corp.	19,296
142	Timken Co.	5,277
1,173	Toro Co.	46,662
452	Valmont Industries, Inc.	59,438
1,192	WABCO Holdings, Inc. *	68,743
953	Wabtec Corp.	76,516
375	Xylem, Inc.	9,431

		3,994,035

Marine (0.0%):
55	Alexander & Baldwin, Inc. *	1,624
810	Kirby Corp. *	44,777
55	Matson, Inc.	1,150

		47,551

Media (4.0%):
1,115	AMC Networks, Inc., Class A *	48,525
413	Cablevision Systems Corp., Class A	6,546
2,182	CBS Corp., Class B	79,272
966	Charter Communications, Inc., Class A *	72,518
2,233	Cinemark Holdings, Inc.	50,086
459	Clear Channel Outdoor Holdings, Inc., Class A	2,745
25,159	Comcast Corp., Class A	899,937
12,892	DIRECTV, Inc. *	676,314
5,018	Discovery Communications, Inc., Class A *	299,223
3,139	DISH Network Corp., Class A	96,085
492	Interpublic Group of Cos., Inc. (The)	5,471
376	John Wiley & Sons, Inc., Class A	17,277
1,308	Lamar Advertising Co. *^	48,475
5,163	Liberty Global, Inc., Class A *	313,652
131	Liberty Media Corp. - Liberty Capital, Class A *	13,646
67	Madison Square Garden, Inc., Class A *	2,698
5,505	McGraw-Hill Cos., Inc. (The)	300,518
485	Morningstar, Inc.	30,380
14,182	News Corp., Class A	347,884
5,366	Omnicom Group, Inc.	276,671

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
2,125	Pandora Media, Inc. *^	$23,269
655	Regal Entertainment Group, Class A ^	9,216
1,672	Scripps Networks Interactive, Class A	102,377
74,809	Sirius XM Radio, Inc. *^	194,503
6,151	Time Warner Cable, Inc.	584,714
10,389	Viacom, Inc., Class B	556,747
5,467	Virgin Media, Inc. ^	160,949
12,946	Walt Disney Co. (The)	676,817

		5,896,515

Metals & Mining (0.2%):
1,742	Allied Nevada Gold Corp. *	68,043
64	Carpenter Technology Corp.	3,348
646	Compass Minerals International, Inc.	48,185
308	Molycorp, Inc. *^	3,542
1,156	Royal Gold, Inc.	115,438
2,396	Southern Copper Corp.	82,327
876	Steel Dynamics, Inc.	9,837
336	Tahoe Resources, Inc. *	6,841

		337,561

Multiline Retail (0.6%):
1,172	Big Lots, Inc. *	34,668
3,635	Dollar General Corp. *	187,348
4,565	Dollar Tree, Inc. *	220,375
1,902	Family Dollar Stores, Inc.	126,103
311	Kohl’s Corp.	15,929
1,099	Macy’s, Inc.	41,344
3,095	Nordstrom, Inc.	170,782
725	Target Corp.	46,016

		842,565

Office Electronics (0.0%):
152	Zebra Technologies Corp., Class A *	5,706

Oil, Gas & Consumable Fuels (1.9%):
4,130	Cabot Oil & Gas Corp.	185,437
2,819	Cheniere Energy, Inc. *	43,836
3,418	Cobalt International Energy, Inc. *	76,119
2,047	Concho Resources, Inc. *	193,953
818	Continental Resources, Inc. *	62,904
5,306	EOG Resources, Inc.	594,537
870	Golar LNG, Ltd. ^	33,573
9,616	Kinder Morgan, Inc.	341,560
1,308	Kosmos Energy LLC *	14,898
361	Laredo Petroleum Holdings, Inc. *^	7,935
786	Noble Energy, Inc.	72,870
2,022	Pioneer Natural Resources Co.	211,097
3,192	Range Resources Corp.	223,025
1,040	SM Energy Co.	56,274
2,381	Southwestern Energy Co. *	82,811
1,785	Sunoco, Inc.	83,592
309	Whiting Petroleum Corp. *	14,641
12,314	Williams Cos., Inc. (The)	430,621
426	World Fuel Services Corp.	15,170

		2,744,853

Personal Products (0.4%):
6,552	Avon Products, Inc.	104,504
4,529	Estee Lauder Co., Inc. (The), Class A	278,851
2,300	Herbalife, Ltd.	109,020
1,097	Nu Skin Enterprises, Inc., Class A ^	42,596

		534,971

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals (3.8%):
29,358	Abbott Laboratories	$2,012,785
5,973	Allergan, Inc.	547,007
30,187	Bristol-Myers Squibb Co.	1,018,811
7,341	Eli Lilly & Co.	348,037
1,442	Endo Health Solutions, Inc. *	45,740
12,162	Johnson & Johnson Co.	838,083
7,341	Mylan, Inc. *	179,120
1,839	Perrigo Co.	213,637
1,123	Salix Pharmaceuticals, Ltd. *	47,548
3,243	Warner Chilcott plc, Class A	43,781
2,508	Watson Pharmaceuticals, Inc. *	213,581

		5,508,130

Professional Services (0.3%):
596	Dun & Bradstreet Corp.	47,453
2,132	Equifax, Inc.	99,309
991	IHS, Inc., Class A *	96,474
560	Nielsen Holdings NV *	16,789
2,832	Robert Half International, Inc.	75,416
2,496	Verisk Analytics, Inc., Class A *	118,835

		454,276

Real Estate Investment Trusts (REITs) (2.0%):
190	American Campus Communities, Inc.	8,337
7,766	American Tower Corp.	554,415
2,042	Apartment Investment & Management Co., Class A	53,072
491	Boston Properties, Inc.	54,310
454	BRE Properties, Inc.	21,288
1,192	Camden Property Trust	76,872
2,397	Digital Realty Trust, Inc.	167,430
667	Equity Lifestyle Properties, Inc.	45,436
482	Equity Residential Property Trust	27,730
693	Essex Property Trust, Inc. ^	102,730
1,283	Extra Space Storage, Inc.	42,660
987	Federal Realty Investment Trust	103,931
598	HCP, Inc.	26,599
521	Home Properties, Inc.	31,922
98	Kilroy Realty Corp.	4,388
753	Mid-America Apartment Communities, Inc.	49,178
3,194	Plum Creek Timber Co., Inc.	140,025
461	Post Properties, Inc.	22,110
2,808	Public Storage, Inc.	390,789
1,909	Rayonier, Inc.	93,560
1,055	Regency Centers Corp.	51,410
5,019	Simon Property Group, Inc.	761,934
1,792	Tanger Factory Outlet Centers, Inc.	57,935
339	Taubman Centers, Inc.	26,012
3,385	Weyerhaeuser Co.	88,484

		3,002,557

Real Estate Management & Development (0.1%):
6,456	CBRE Group, Inc. *	118,855
165	St. Joe Co. (The) *^	3,218

		122,073

Road & Rail (1.2%):
566	Con-way, Inc.	15,491
13,846	CSX Corp.	287,305
2,770	Hertz Global Holdings, Inc. *	38,032
1,767	J.B. Hunt Transport Services, Inc.	91,955
1,696	Kansas City Southern Industries, Inc.	128,523

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
921	Landstar System, Inc.	$43,545
9,373	Union Pacific Corp.	1,112,575

		1,717,426

Semiconductors & Semiconductor Equipment (2.4%):
12,239	Advanced Micro Devices, Inc. *^	41,245
6,350	Altera Corp.	215,805
469	Analog Devices, Inc.	18,380
698	Atmel Corp. *	3,671
4,517	Avago Technologies, Ltd.	157,485
6,724	Broadcom Corp., Class A	232,516
1,855	Cypress Semiconductor Corp.	19,886
878	Freescale Semiconductor Holdings I, Ltd. *^	8,350
73,574	Intel Corp.	1,668,658
1,178	Lam Research Corp. *	37,443
4,533	Linear Technology Corp.	144,376
11,196	LSI Corp. *	77,364
2,888	Maxim Integrated Products, Inc.	76,879
3,832	Microchip Technology, Inc. ^	125,460
789	Silicon Laboratories, Inc. *	29,004
3,326	Skyworks Solutions, Inc. *	78,377
419	Teradyne, Inc. *	5,958
15,136	Texas Instruments, Inc.	416,997
5,194	Xilinx, Inc.	173,531

		3,531,385

Software (6.7%):
5,595	Adobe Systems, Inc. *	181,614
1,843	Ansys, Inc. *	135,276
1,930	Ariba, Inc. *	86,464
4,555	Autodesk, Inc. *	152,000
3,185	BMC Software, Inc. *	132,146
375	CA, Inc.	9,662
5,468	Cadence Design Systems, Inc. *	70,346
3,665	Citrix Systems, Inc. *	280,629
214	Compuware Corp. *	2,121
881	Concur Technologies, Inc. *^	64,956
884	FactSet Research Systems, Inc. ^	85,235
2,607	Fortinet, Inc. *	62,933
2,151	Informatica Corp. *	74,876
5,780	Intuit, Inc.	340,326
1,587	Micros Systems, Inc. *	77,953
148,155	Microsoft Corp.	4,412,056
622	NetSuite, Inc. *	39,684
4,756	Nuance Communications, Inc. *	118,377
75,205	Oracle Corp.	2,368,205
3,796	Red Hat, Inc. *	216,144
421	Rovi Corp. *	6,109
2,730	Salesforce.com, Inc. *	416,844
219	ServiceNow, Inc. *	8,471
1,230	Solarwinds, Inc. *	68,560
1,351	Solera Holdings, Inc.	59,268
287	Splunk, Inc. *	10,539
760	Symantec Corp. *	13,680
182	Synopsys, Inc. *	6,010
3,246	TIBCO Software, Inc. *	98,127
1,741	VMware, Inc., Class A *	168,424
2,428	Zynga, Inc. *^	6,896

		9,773,931

Shares		Fair Value
Common Stocks, continued
Specialty Retail (3.6%):
1,158	Aaron’s, Inc.	$32,204
1,447	Advance Auto Parts, Inc.	99,033
3,040	American Eagle Outfitters, Inc.	64,083
2,403	Ascena Retail Group, Inc. *	51,544
381	AutoNation, Inc. *^	16,638
749	AutoZone, Inc. *	276,883
4,576	Bed Bath & Beyond, Inc. *	288,288
844	CarMax, Inc. *	23,885
2,309	Chico’s FAS, Inc.	41,816
1,827	Dick’s Sporting Goods, Inc.	94,730
611	DSW, Inc., Class A	40,766
647	Foot Locker, Inc.	22,969
5,962	Gap, Inc. (The)	213,320
1,374	GNC Holdings, Inc., Class A	53,545
30,127	Home Depot, Inc. (The)	1,818,767
4,751	Limited Brands, Inc. (The)	234,034
3,091	Lowe’s Cos., Inc.	93,472
2,340	O’Reilly Automotive, Inc. *	195,671
2,134	PetSmart, Inc.	147,203
4,459	Ross Stores, Inc.	288,051
2,873	Sally Beauty Holdings, Inc. *	72,084
2,095	Tiffany & Co.	129,639
14,584	TJX Cos., Inc. (The)	653,217
1,423	Tractor Supply Co.	140,720
1,238	Ulta Salon, Cosmetics & Fragrance, Inc.	119,226
2,114	Urban Outfitters, Inc. *	79,402
976	Williams-Sonoma, Inc.	42,915

		5,334,105

Textiles, Apparel & Luxury Goods (1.3%):
945	Carter’s, Inc. *	50,879
5,656	Coach, Inc.	316,849
498	Deckers Outdoor Corp. *^	18,247
1,075	Fossil, Inc. *	91,053
1,890	Hanesbrands, Inc. *	60,253
1,677	Michael Kors Holdings, Ltd. *	89,183
7,118	Nike, Inc., Class B	675,569
1,278	PVH Corp.	119,774
1,213	Ralph Lauren Corp.	183,442
1,529	Under Armour, Inc., Class A *^	85,364
1,725	V.F. Corp.	274,896

		1,965,509

Thrifts & Mortgage Finance (0.0%):
1,430	People’s United Financial, Inc.	17,360

Tobacco (2.9%):
31,079	Altria Group, Inc.	1,037,728
2,569	Lorillard, Inc.	299,160
30,851	Philip Morris International, Inc.	2,774,739
2,177	Reynolds American, Inc.	94,351

		4,205,978

Trading Companies & Distributors (0.4%):
5,827	Fastenal Co.	250,503
258	MRC Global, Inc. *	6,344
914	MSC Industrial Direct Co., Inc., Class A	61,658
1,820	United Rentals, Inc. *	59,532
1,150	W.W. Grainger, Inc.	239,626

		617,663

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Water Utilities (0.0%):
329	Aqua America, Inc.	$8,146

Wireless Telecommunication Services (0.4%):
5,767	Crown Castle International Corp. *	369,664
2,393	SBA Communications Corp., Class A *	150,520

		520,184

Total Common Stocks (Cost $111,996,037)		142,244,997

Right (0.0%):
Internet & Catalog Retail (0.0%):
25	Liberty Ventures, Inc. *	339

Total Right (Cost $—)		339

Securities Held as Collateral for Securities on Loan (1.6%):
$2,309,706	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	2,309,706

Total Securities Held as Collateral for Securities on Loan (Cost $2,309,706)		2,309,706

Unaffiliated Investment Company (2.7%):
3,994,850	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	3,994,850

Total Unaffiliated Investment Company (Cost $3,994,850)		3,994,850

Total Investment Securities (Cost $118,300,593)(c) — 101.2%		148,549,892
Net other assets (liabilities) — (1.2)%		(1,806,990)

Net Assets — 100.0%		$146,742,902

Percentages indicated are based on net assets as of September 30, 2012.

*	Non-income producing security
+	Affiliated securities
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $2,242,830.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(b)	The rate represents the effective yield at September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Cash of $212,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
NASDAQ Index 100 E-Mini December Futures	Long	12/24/12	23	$1,284,320	$897
S&P 500 Index E-Mini December Futures	Long	12/24/12	42	3,011,820	11,223

Total					$12,120

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (98.6%):
Aerospace & Defense (1.2%):
973	Alliant Techsystems, Inc.	$48,757
2,124	Boeing Co. (The)	147,873
469	Engility Holdings, Inc. *^	8,653
5,422	Exelis, Inc.	56,063
9,336	General Dynamics Corp.	617,296
1,434	Huntington Ingalls Industries, Inc. *	60,300
2,863	L-3 Communications Holdings, Inc.	205,306
823	Lockheed Martin Corp.	76,852
7,392	Northrop Grumman Corp.	491,050
9,796	Raytheon Co.	559,939
2,660	Spirit AeroSystems Holdings, Inc., Class A *	59,079
7,728	Textron, Inc.	202,242
949	Triumph Group, Inc.	59,341

		2,592,751

Air Freight & Logistics (0.4%):
591	Expeditors International of Washington, Inc.	21,489
8,682	FedEx Corp.	734,671
2,996	UTI Worldwide, Inc.	40,356

		796,516

Airlines (0.1%):
183	Copa Holdings SA, Class A	14,872
9,187	Delta Air Lines, Inc. *	84,153
18,118	Southwest Airlines Co.	158,895

		257,920

Auto Components (0.4%):
19,989	Johnson Controls, Inc.	547,699
2,971	Lear Corp.	112,274
2,938	TRW Automotive Holdings Corp. *	128,420
1,428	Visteon Corp. *	63,489

		851,882

Automobiles (0.7%):
110,202	Ford Motor Co.	1,086,592
22,503	General Motors Co. *	511,943
1,151	Thor Industries, Inc.	41,804

		1,640,339

Beverages (0.4%):
4,649	Beam, Inc.	267,503
550	Brown-Forman Corp., Class B	35,888
8,194	Coca-Cola Enterprises, Inc.	256,226
4,365	Constellation Brands, Inc., Class A *	141,208
3,753	Molson Coors Brewing Co., Class B	169,073

		869,898

Building Products (0.1%):
3,880	Fortune Brands Home & Security, Inc. *	104,799
3,571	Owens Corning, Inc. *	119,485

		224,284

Capital Markets (3.0%):
377	Affiliated Managers Group, Inc. *	46,371
9,765	American Capital, Ltd. *	110,735
6,413	Ameriprise Financial, Inc.	363,553
7,282	Ares Capital Corp.	124,813
35,042	Bank of New York Mellon Corp. (The)	792,650
1,734	BlackRock, Inc. +	309,172
31,561	Charles Schwab Corp. (The)	403,665

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
8,319	E*TRADE Financial Corp. *	$73,290
440	Federated Investors, Inc. ^	9,104
3,138	Franklin Resources, Inc.	392,470
14,448	Goldman Sachs Group, Inc. (The)	1,642,449
13,125	Invesco, Ltd.	327,994
5,450	Janus Capital Group, Inc.	51,448
4,133	Jefferies Group, Inc.	56,581
4,209	Legg Mason, Inc.	103,878
45,266	Morgan Stanley	757,753
6,364	Northern Trust Corp.	295,385
3,311	Raymond James Financial, Inc.	121,348
14,357	State Street Corp.	602,420
6,915	TD Ameritrade Holding Corp.	106,283

		6,691,362

Chemicals (1.6%):
6,214	Air Products & Chemicals, Inc.	513,898
1,142	Albemarle Corp.	60,161
2,300	Ashland, Inc.	164,680
1,834	Cabot Corp.	67,069
1,499	CF Industries Holdings, Inc.	333,138
1,334	Cytec Industries, Inc.	87,404
35,116	Dow Chemical Co. (The)	1,016,959
795	Eastman Chemical Co.	45,323
5,569	Huntsman Corp.	83,145
815	Intrepid Potash, Inc. *	17,506
592	Kronos Worldwide, Inc. ^	8,844
8,747	LyondellBasell Industries NV, Class A	451,870
8,715	Mosaic Co. (The)	502,071
1,395	Rockwood Holdings, Inc.	65,007
2,329	RPM International, Inc.	66,470
158	Scotts Miracle-Gro Co. (The)	6,868
186	W. R. Grace & Co. *	10,989
444	Westlake Chemical Corp. ^	32,439

		3,533,841

Commercial Banks (5.6%):
5,040	Associated Banc-Corp.	66,377
1,317	Bank of Hawaii Corp.	60,082
20,528	BB&T Corp.	680,708
744	BOK Financial Corp.	43,970
6,709	CapitalSource, Inc.	50,854
5,911	CIT Group, Inc. *	232,834
1,352	City National Corp.	69,642
5,769	Comerica, Inc.	179,127
2,247	Commerce Bancshares, Inc.	90,622
1,594	Cullen/Frost Bankers, Inc.	91,543
4,316	East West Bancorp, Inc.	91,154
27,013	Fifth Third Bancorp	418,972
147	First Citizens BancShares, Inc., Class A	23,946
7,350	First Horizon National Corp.	70,781
10,249	First Niagara Financial Group, Inc.	82,914
3,043	First Republic Bank	104,862
5,829	Fulton Financial Corp.	57,474
25,353	Huntington Bancshares, Inc.	174,936
28,071	KeyCorp	245,341
3,707	M&T Bank Corp.	352,758
15,534	PNC Financial Services Group, Inc.	980,195
2,972	Popular, Inc. *	51,802
41,709	Regions Financial Corp.	300,722
1,167	Signature Bank *	78,282

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Banks, continued
15,810	SunTrust Banks, Inc.	$446,949
1,280	SVB Financial Group *	77,389
19,405	Synovus Financial Corp.	45,990
4,714	TCF Financial Corp.	56,285
55,635	U.S. Bancorp	1,908,281
5,723	Valley National Bancorp ^	57,344
143,882	Wells Fargo & Co.	4,968,245
5,492	Zions Bancorp	113,437

		12,273,818

Commercial Services & Supplies (0.5%):
3,094	Avery Dennison Corp.	98,451
1,756	Cintas Corp.	72,786
2,904	Corrections Corp. of America	97,139
2,929	Covanta Holding Corp.	50,262
298	Iron Mountain, Inc.	10,165
842	KAR Auction Services, Inc. *	16,621
1,882	Pitney Bowes, Inc. ^	26,009
5,213	R.R. Donnelley & Sons Co. ^	55,258
8,934	Republic Services, Inc.	245,774
3,461	Waste Connections, Inc.	104,695
13,599	Waste Management, Inc.	436,256

		1,213,416

Communications Equipment (1.6%):
13,378	Brocade Communications Systems, Inc. *	79,131
157,324	Cisco Systems, Inc.	3,003,315
826	EchoStar Corp., Class A *	23,673
2,348	Harris Corp.	120,264
6,747	JDS Uniphase Corp. *	83,562
15,624	Juniper Networks, Inc. *	267,327
49	Palo Alto Networks, Inc. *	3,017
5,157	Polycom, Inc. *	50,899

		3,631,188

Computers & Peripherals (1.0%):
43,315	Dell, Inc.	427,086
1,674	Diebold, Inc.	56,431
58,087	Hewlett-Packard Co.	990,964
2,057	Lexmark International, Inc., Class A ^	45,768
3,506	NetApp, Inc. *	115,278
7,154	SanDisk Corp. *	310,698
4,092	Western Digital Corp.	158,483

		2,104,708

Construction & Engineering (0.4%):
3,308	Aecom Technology Corp. *	69,997
1,077	Chicago Bridge & Iron Co. NV	41,023
1,244	Fluor Corp.	70,012
3,776	Jacobs Engineering Group, Inc. *	152,664
4,327	KBR, Inc.	129,031
6,114	Quanta Services, Inc. *	151,016
1,948	Shaw Group, Inc. *	84,972
2,195	URS Corp.	77,505

		776,220

Construction Materials (0.1%):
650	Martin Marietta Materials, Inc. ^	53,866
3,794	Vulcan Materials Co.	179,456

		233,322

Consumer Finance (1.1%):
10,504	American Express Co.	597,257

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
17,049	Capital One Financial Corp.	$971,964
15,584	Discover Financial Services	619,152
14,354	SLM Corp.	225,645

		2,414,018

Containers & Packaging (0.3%):
1,279	AptarGroup, Inc.	66,137
3,079	Bemis Co., Inc.	96,896
3,322	Crown Holdings, Inc. *	122,084
907	Greif, Inc., Class A	40,071
1,240	Owens-Illinois, Inc. *	23,262
251	Packaging Corp. of America	9,111
1,820	Rock-Tenn Co., Class A	131,368
5,801	Sealed Air Corp.	89,684
3,008	Sonoco Products Co.	93,218

		671,831

Diversified Consumer Services (0.1%):
1,894	DeVry, Inc. ^	43,107
2,984	H&R Block, Inc.	51,713
6,374	Service Corp. International	85,794

		180,614

Diversified Financial Services (5.0%):
316,497	Bank of America Corp.	2,794,668
342	CBOE Holdings, Inc.	10,062
86,114	Citigroup, Inc.	2,817,650
9,766	CME Group, Inc.	559,592
1,153	Interactive Brokers Group, Inc., Class A	16,165
111,791	JPMorgan Chase & Co.	4,525,300
4,496	Leucadia National Corp.	102,284
199	LPL Financial Holdings, Inc.	5,679
3,419	NASDAQ OMX Group, Inc. (The)	79,646
7,457	NYSE Euronext	183,815

		11,094,861

Diversified Telecommunication Services (3.4%):
172,176	AT&T, Inc.	6,491,035
18,253	CenturyLink, Inc.	737,421
29,140	Frontier Communications Corp. ^	142,786
2,283	Level 3 Communications, Inc. *	52,441
6,934	Windstream Corp. ^	70,103

		7,493,786

Electric Utilities (3.5%):
14,232	American Electric Power Co., Inc.	625,354
20,674	Duke Energy Corp.	1,339,675
9,568	Edison International	437,162
5,193	Entergy Corp.	359,875
25,043	Exelon Corp.	891,030
12,291	FirstEnergy Corp.	542,033
4,077	Great Plains Energy, Inc.	90,754
2,898	Hawaiian Electric Industries, Inc.	76,246
12,254	NextEra Energy, Inc.	861,824
9,193	Northeast Utilities	351,448
6,870	NV Energy, Inc.	123,729
6,648	Pepco Holdings, Inc. ^	125,647
3,208	Pinnacle West Capital Corp.	169,383
17,047	PPL Corp.	495,215
25,518	Southern Co. (The)	1,176,125
3,762	Westar Energy, Inc.	111,581

		7,777,081

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment (0.2%):
1,470	Cooper Industries plc, A Shares	$110,338
3,417	Emerson Electric Co.	164,939
1,352	General Cable Corp. *	39,722
3,487	GrafTech International, Ltd. *	31,348
294	Hubbell, Inc., Class B	23,738
1,126	Regal-Beloit Corp.	79,360

		449,445

Electronic Equipment, Instruments & Components (0.6%):
3,326	Arrow Electronics, Inc. *	112,120
4,233	Avnet, Inc. *	123,138
1,348	AVX Corp.	12,927
44,597	Corning, Inc.	586,451
609	Dolby Laboratories, Inc., Class A *^	19,945
849	FLIR Systems, Inc.	16,959
4,415	Ingram Micro, Inc., Class A *	67,240
1,155	Itron, Inc. *	49,838
4,518	Jabil Circuit, Inc.	84,577
4,117	Molex, Inc. ^	108,195
1,108	Tech Data Corp. *	50,192
3,904	Vishay Intertechnology, Inc. *	38,376

		1,269,958

Energy Equipment & Services (1.4%):
1,134	Atwood Oceanics, Inc. *	51,540
12,885	Baker Hughes, Inc.	582,789
1,678	Cameron International Corp. *	94,085
2,008	Diamond Offshore Drilling, Inc. ^	132,147
18,470	Halliburton Co.	622,254
2,199	Helmerich & Payne, Inc.	104,694
6,833	McDermott International, Inc. *	83,499
8,468	Nabors Industries, Ltd. *	118,806
9,668	National-Oilwell Varco, Inc.	774,504
205	Oil States International, Inc. *	16,289
4,526	Patterson-UTI Energy, Inc. ^	71,692
3,621	Rowan Cos. plc, Class A *	122,281
277	RPC, Inc. ^	3,294
337	SEACOR Holdings, Inc. *	28,092
4,697	Superior Energy Services, Inc. *	96,382
1,505	Tidewater, Inc.	73,038
1,407	Unit Corp. *	58,391

		3,033,777

Food & Staples Retailing (1.6%):
30,039	CVS Caremark Corp.	1,454,488
6,187	Safeway, Inc. ^	99,549
8,162	Sysco Corp.	255,226
10,478	Wal-Mart Stores, Inc.	773,277
25,346	Walgreen Co.	923,608

		3,506,148

Food Products (2.0%):
19,353	Archer-Daniels-Midland Co.	526,015
4,304	Bunge, Ltd.	288,583
1,081	Campbell Soup Co. ^	37,640
12,195	ConAgra Foods, Inc.	336,460
757	Dean Foods Co. *	12,377
4,111	General Mills, Inc.	163,823
614	Green Mountain Coffee Roasters, Inc. *^	14,583
3,542	H.J. Heinz Co.	198,175
507	Hillshire Brands Co.	13,578
1,668	Hormel Foods Corp.	48,772

Shares		Fair Value
Common Stocks, continued
Food Products, continued
1,744	Ingredion, Inc.	$96,199
3,305	J.M. Smucker Co. (The)	285,321
384	Kellogg Co.	19,837
49,367	Kraft Foods, Inc., Class A	2,041,325
1,621	Ralcorp Holdings, Inc. *	118,333
4,511	Smithfield Foods, Inc. *	88,641
8,480	Tyson Foods, Inc., Class A	135,850

		4,425,512

Gas Utilities (0.2%):
3,425	AGL Resources, Inc.	140,117
2,687	Atmos Energy Corp.	96,168
2,161	National Fuel Gas Co.	116,780
4,118	Questar Corp. +	83,719
3,349	UGI Corp.	106,331

		543,115

Health Care Equipment & Supplies (1.7%):
2,324	Alere, Inc. *	45,295
1,374	Baxter International, Inc.	82,797
399	Becton, Dickinson & Co.	31,346
42,080	Boston Scientific Corp. *	241,539
6,508	CareFusion Corp. *	184,762
968	Cooper Cos., Inc. (The)	91,437
13,447	Covidien plc	799,021
2,351	DENTSPLY International, Inc.	89,667
1,795	Hill-Rom Holdings, Inc.	52,163
7,739	Hologic, Inc. *	156,637
28,609	Medtronic, Inc.	1,233,620
1,325	Sirona Dental Systems, Inc. *	75,472
2,085	St. Jude Medical, Inc.	87,841
2,383	Stryker Corp.	132,638
1,185	Teleflex, Inc.	81,575
4,680	Zimmer Holdings, Inc.	316,462

		3,702,272

Health Care Providers & Services (2.2%):
10,194	Aetna, Inc.	403,682
418	AMERIGROUP Corp. *	38,218
2,812	Brookdale Senior Living, Inc. *	65,295
4,666	Cardinal Health, Inc.	181,834
8,462	CIGNA Corp.	399,153
2,640	Community Health Systems, Inc. *	76,930
3,918	Coventry Health Care, Inc.	163,341
1,680	HCA Holdings, Inc.	55,860
7,484	Health Management Associates, Inc., Class A *	62,791
2,409	Health Net, Inc. *	54,227
1,161	Henry Schein, Inc. *	92,032
4,778	Humana, Inc.	335,177
1,416	LifePoint Hospitals, Inc. *	60,576
1,430	MEDNAX, Inc. *	106,463
3,368	Omnicare, Inc.	114,411
194	Patterson Companies, Inc.	6,643
4,123	Quest Diagnostics, Inc.	261,522
11,321	Tenet Healthcare Corp. *	70,983
30,472	UnitedHealth Group, Inc.	1,688,453
2,513	Universal Health Services, Inc., Class B	114,919
2,530	VCA Antech, Inc. *	49,917
9,120	WellPoint, Inc.	529,051

		4,931,478

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Technology (0.0%):
5,110	Allscripts Healthcare Solutions, Inc. *	$63,517

Hotels, Restaurants & Leisure (0.4%):
12,209	Carnival Corp.	444,896
702	Choice Hotels International, Inc. ^	22,457
1,308	Hyatt Hotels Corp., Class A *	52,516
3,529	International Game Technology	46,195
575	Marriott International, Inc., Class A	22,482
11,585	MGM Resorts International *	124,539
1,756	Penn National Gaming, Inc. *	75,684
4,415	Royal Caribbean Cruises, Ltd.	133,377
8,102	Wendy’s Co. (The)	36,864

		959,010

Household Durables (0.7%):
7,541	D.R. Horton, Inc.	155,646
2,940	Garmin, Ltd. ^	122,716
2,050	Harman International Industries, Inc.	94,628
1,786	Jarden Corp.	94,372
4,187	Leggett & Platt, Inc.	104,884
4,737	Lennar Corp. ^	164,705
1,660	Mohawk Industries, Inc. *	132,833
8,485	Newell Rubbermaid, Inc.	161,979
16	NVR, Inc. *	13,512
10,015	PulteGroup, Inc. *	155,233
4,200	Toll Brothers, Inc. *	139,566
2,265	Whirlpool Corp.	187,791

		1,527,865

Household Products (2.7%):
1,591	Church & Dwight Co., Inc.	85,898
3,596	Clorox Co. (The)	259,092
1,163	Colgate-Palmolive Co.	124,697
1,906	Energizer Holdings, Inc.	142,207
1,239	Kimberly-Clark Corp.	106,281
74,595	Procter & Gamble Co. (The)	5,173,909

		5,892,084

Independent Power Producers & Energy Traders (0.2%):
18,869	AES Corp. (The) *	206,993
11,892	Calpine Corp. *	205,731
6,651	NRG Energy, Inc.	142,265

		554,989

Industrial Conglomerates (3.9%):
2,056	3M Co.	190,016
1,662	Carlisle Cos., Inc.	86,291
11,242	Danaher Corp.	619,996
311,066	General Electric Co.	7,064,309
13,600	Tyco International, Ltd.	765,136

		8,725,748

Insurance (6.9%):
9,952	ACE, Ltd.	752,371
13,741	AFLAC, Inc.	657,919
496	Alleghany Corp. *	171,090
515	Allied World Assurance Co. Holdings AG	39,784
14,415	Allstate Corp. (The)	570,978
2,553	American Financial Group, Inc.	96,759
18,944	American International Group, Inc. *	621,174
213	American National Insurance Co.	15,300
8,774	Aon plc	458,792
3,513	Arch Capital Group, Ltd. *	146,422

Shares		Fair Value
Common Stocks, continued
Insurance, continued
2,071	Aspen Insurance Holdings, Ltd.	$63,145
2,400	Assurant, Inc.	89,520
5,031	Assured Guaranty, Ltd.	68,522
3,264	Axis Capital Holdings, Ltd.	113,979
52,300	Berkshire Hathaway, Inc., Class B *	4,612,860
3,127	Brown & Brown, Inc.	81,521
7,933	Chubb Corp. (The)	605,129
4,277	Cincinnati Financial Corp.	162,056
763	CNA Financial Corp.	20,448
1,125	Endurance Specialty Holdings, Ltd.	43,312
1,545	Everest Re Group, Ltd.	165,253
6,491	Fidelity National Financial, Inc., Class A	138,842
14,292	Genworth Financial, Inc. *	74,747
710	Hanover Insurance Group, Inc. (The)	26,455
12,987	Hartford Financial Services Group, Inc. (The)	252,467
2,971	HCC Insurance Holdings, Inc.	100,687
1,425	Kemper Corp.	43,762
8,386	Lincoln National Corp.	202,857
9,153	Loews Corp.	377,653
287	Markel Corp. *	131,587
3,388	Marsh & McLennan Cos., Inc.	114,955
4,091	MBIA, Inc. *^	41,442
685	Mercury General Corp.	26,475
24,992	MetLife, Inc.	861,224
7,561	Old Republic International Corp.	70,317
1,885	PartnerRe, Ltd.	140,018
8,840	Principal Financial Group, Inc.	238,150
900	ProAssurance Corp.	81,396
17,924	Progressive Corp. (The)	371,744
2,344	Protective Life Corp.	61,436
13,725	Prudential Financial, Inc.	748,150
2,147	Reinsurance Group of America, Inc.	124,247
1,520	RenaissanceRe Holdings, Ltd.	117,101
1,283	StanCorp Financial Group, Inc.	40,081
2,877	Torchmark Corp.	147,734
6,468	Travelers Cos., Inc. (The)	441,506
8,375	UnumProvident Corp.	160,967
2,333	Validus Holdings, Ltd.	79,112
3,228	W.R. Berkley Corp.	121,018
178	White Mountains Insurance Group, Ltd.	91,375
9,167	XL Group plc	220,283

		15,204,122

Internet & Catalog Retail (0.2%):
946	Expedia, Inc.	54,717
95	HomeAway, Inc. *^	2,228
14,116	Liberty Media Corp. - Interactive, Class A *	261,146
713	Liberty Ventures, Inc., Series A *	35,393

		353,484

Internet Software & Services (0.4%):
394	Akamai Technologies, Inc. *	15,075
2,131	AOL, Inc. *	75,075
1,953	IAC/InterActiveCorp	101,673
367	VeriSign, Inc. *	17,869
35,814	Yahoo!, Inc. *	572,129

		781,821

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services (0.4%):
4,939	Amdocs, Ltd.	$162,938
707	Booz Allen Hamilton Holding Corp. ^	9,792
4,537	Computer Sciences Corp.	146,137
3,101	CoreLogic, Inc. *	82,270
809	DST Systems, Inc.	45,757
7,387	Fidelity National Information Services, Inc.	230,622
683	Fiserv, Inc. *	50,562
721	Genpact, Ltd.	12,026
637	Paychex, Inc.	21,206
5,328	SAIC, Inc.	64,149
665	Total System Services, Inc.	15,760

		841,219

Leisure Equipment & Products (0.0%):
325	Hasbro, Inc. ^	12,405
2,260	Mattel, Inc.	80,185

		92,590

Life Sciences Tools & Services (0.6%):
588	Bio-Rad Laboratories, Inc., Class A *	62,751
519	Charles River Laboratories International, Inc. *	20,553
1,503	Covance, Inc. *	70,175
4,761	Life Technologies Corp. *	232,718
3,307	PerkinElmer, Inc.	97,457
6,858	QIAGEN NV *^	126,942
10,793	Thermo Fisher Scientific, Inc.	634,952

		1,245,548

Machinery (1.5%):
2,833	AGCO Corp. *	134,511
836	CNH Global NV, NYS *	32,412
990	Colfax Corp. *	36,303
1,415	Crane Co.	56,501
5,391	Dover Corp.	320,711
9,923	Eaton Corp. ^	468,961
122	Flowserve Corp.	15,584
1,453	Gardner Denver, Inc.	87,776
2,330	Harsco Corp.	47,835
1,963	IDEX Corp.	81,994
689	Illinois Tool Works, Inc.	40,975
1,560	Ingersoll-Rand plc	69,919
2,039	ITT Corp.	41,086
2,395	Kennametal, Inc.	88,807
913	Manitowoc Co., Inc. (The)	12,179
1,774	Navistar International Corp. *	37,414
137	Nordson Corp.	8,031
2,667	Oshkosh Corp. *	73,156
8,087	PACCAR, Inc.	323,682
2,441	Parker Hannifin Corp.	204,019
2,883	Pentair, Inc. ^	128,322
1,389	Snap-On, Inc.	99,827
1,023	SPX Corp.	66,914
5,012	Stanley Black & Decker, Inc.	382,165
3,216	Terex Corp. *	72,617
2,385	Timken Co.	88,627
2,330	Trinity Industries, Inc.	69,830
135	WABCO Holdings, Inc. *	7,785
4,851	Xylem, Inc.	122,003

		3,219,946

Marine (0.0%):

Shares		Fair Value
Common Stocks, continued
Marine, continued
1,135	Alexander & Baldwin, Inc. *	$33,516
418	Kirby Corp. *	23,107
1,135	Matson, Inc.	23,733

		80,356

Media (3.3%):
5,192	Cablevision Systems Corp., Class A	82,293
15,809	CBS Corp., Class B	574,341
494	Clear Channel Outdoor Holdings, Inc., Class A	2,954
41,332	Comcast Corp., Class A	1,478,446
1,293	DISH Network Corp., Class A	39,579
1,961	DreamWorks Animation SKG, Inc., Class A *^	37,710
6,898	Gannett Co., Inc.	122,440
12,161	Interpublic Group of Cos., Inc. (The)	135,230
771	John Wiley & Sons, Inc., Class A	35,427
305	Lamar Advertising Co. *^	11,303
2,980	Liberty Media Corp. - Liberty Capital, Class A *	310,427
1,663	Madison Square Garden, Inc., Class A *	66,969
40,368	News Corp., Class A	990,227
1,497	Regal Entertainment Group, Class A ^	21,063
10,899	Thomson Reuters Corp.	314,545
28,197	Time Warner, Inc.	1,278,170
33,179	Walt Disney Co. (The)	1,734,598
123	Washington Post Co. (The), Class B ^	44,653

		7,280,375

Metals & Mining (1.5%):
31,473	Alcoa, Inc.	278,536
3,198	Allegheny Technologies, Inc.	102,016
1,190	Carpenter Technology Corp.	62,261
4,178	Cliffs Natural Resources, Inc. ^	163,485
3,353	Commercial Metals Co.	44,260
27,881	Freeport-McMoRan Copper & Gold, Inc.	1,103,530
1,593	Molycorp, Inc. *^	18,320
14,414	Newmont Mining Corp.	807,328
9,301	Nucor Corp.	355,856
2,187	Reliance Steel & Aluminum Co.	114,489
1,183	Southern Copper Corp. ^	40,648
4,961	Steel Dynamics, Inc.	55,712
1,818	Tahoe Resources, Inc. *	37,015
2,317	Titanium Metals Corp. ^	29,727
4,186	United States Steel Corp. ^	79,827
1,809	Walter Energy, Inc.	58,720

		3,351,730

Multi-Utilities (2.5%):
3,240	Alliant Energy Corp.	140,584
7,141	Ameren Corp.	233,296
12,596	CenterPoint Energy, Inc.	268,295
7,672	CMS Energy Corp.	180,676
8,608	Consolidated Edison, Inc.	515,533
16,790	Dominion Resources, Inc.	888,862
5,021	DTE Energy Co.	300,959
2,298	Integrys Energy Group, Inc.	119,956
5,496	MDU Resources Group, Inc.	121,132
8,350	NiSource, Inc.	212,758
2,884	OGE Energy Corp.	159,947

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
12,411	PG&E Corp.	$529,577
14,864	Public Service Enterprise Group, Inc.	478,323
3,432	SCANA Corp. ^	165,663
7,081	Sempra Energy	456,654
6,430	TECO Energy, Inc.	114,068
2,407	Vectren Corp.	68,840
6,791	Wisconsin Energy Corp.	255,817
14,293	Xcel Energy, Inc.	396,059

		5,606,999

Multiline Retail (1.0%):
859	Dillard’s, Inc., Class A	62,123
4,653	J.C. Penney Co., Inc. ^	113,021
6,640	Kohl’s Corp.	340,101
10,528	Macy’s, Inc.	396,063
1,051	Sears Holdings Corp. *^	58,320
18,336	Target Corp.	1,163,786

		2,133,414

Office Electronics (0.2%):
39,782	Xerox Corp.	292,000
1,263	Zebra Technologies Corp., Class A *	47,413

		339,413

Oil, Gas & Consumable Fuels (15.3%):
6,372	Alpha Natural Resources, Inc. *	41,864
14,676	Anadarko Petroleum Corp.	1,026,146
11,482	Apache Corp.	992,849
2,211	Cheniere Energy, Inc. *	34,381
19,435	Chesapeake Energy Corp. ^	366,738
57,915	Chevron Corp.	6,750,572
2,507	Cimarex Energy Co.	146,785
348	Cobalt International Energy, Inc. *	7,750
37,141	ConocoPhillips	2,123,722
6,687	CONSOL Energy, Inc.	200,944
11,471	Denbury Resources, Inc. *	185,371
11,882	Devon Energy Corp.	718,861
2,150	Energen Corp.	112,682
3,870	EQT Corp.	228,330
3,587	EXCO Resources, Inc. ^	28,732
137,287	Exxon Mobil Corp.	12,554,896
8,946	Hess Corp.	480,579
6,090	HollyFrontier Corp.	251,334
45	Laredo Petroleum Holdings, Inc. *^	989
20,726	Marathon Oil Corp.	612,868
10,013	Marathon Petroleum Corp.	546,610
5,732	Murphy Oil Corp.	307,751
3,931	Newfield Exploration Co. *	123,119
4,059	Noble Energy, Inc.	376,310
23,822	Occidental Petroleum Corp.	2,050,121
7,994	Peabody Energy Corp.	178,186
18,370	Phillips 66	851,817
590	Pioneer Natural Resources Co.	61,596
3,766	Plains Exploration & Production Co. *	141,112
5,226	QEP Resources, Inc.	165,455
14,597	SandRidge Energy, Inc. *^	101,741
310	SM Energy Co.	16,774
6,715	Southwestern Energy Co. *	233,548
19,182	Spectra Energy Corp.	563,184
402	Sunoco, Inc.	18,826
1,049	Teekay Shipping Corp.	32,729
4,109	Tesoro Corp.	172,167

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,559	Ultra Petroleum Corp. *^	$100,207
16,248	Valero Energy Corp.	514,737
2,951	Whiting Petroleum Corp. *	139,818
1,409	World Fuel Services Corp.	50,175
5,834	WPX Energy, Inc. *	96,786

		33,709,162

Paper & Forest Products (0.3%):
1,047	Domtar Corp.	81,970
12,848	International Paper Co.	466,639
5,056	MeadWestvaco Corp.	154,714

		703,323

Personal Products (0.0%):
2,861	Avon Products, Inc.	45,633

Pharmaceuticals (7.0%):
2,395	Abbott Laboratories	164,201
4,544	Bristol-Myers Squibb Co.	153,360
19,146	Eli Lilly & Co.	907,712
1,258	Endo Health Solutions, Inc. *	39,904
7,835	Forest Laboratories, Inc. *	279,004
4,838	Hospira, Inc. *	158,783
62,507	Johnson & Johnson Co.	4,307,357
89,324	Merck & Co., Inc.	4,028,512
1,004	Mylan, Inc. *	24,498
219,903	Pfizer, Inc.	5,464,590

		15,527,921

Professional Services (0.2%):
416	Dun & Bradstreet Corp.	33,122
348	Equifax, Inc.	16,210
2,331	Manpower, Inc.	85,781
2,646	Nielsen Holdings NV *	79,327
1,811	Towers Watson & Co., Class A	96,073
621	Verisk Analytics, Inc., Class A *	29,566

		340,079

Real Estate Investment Trusts (REITs) (4.1%):
1,811	Alexandria Real Estate Equities, Inc.	133,145
2,465	American Campus Communities, Inc.	108,164
10,017	American Capital Agency Corp.	346,488
28,643	Annaly Capital Management, Inc.	482,348
1,227	Apartment Investment & Management Co., Class A	31,890
2,798	Avalonbay Communities, Inc.	380,500
4,619	BioMed Realty Trust, Inc.	86,468
3,655	Boston Properties, Inc.	404,279
4,153	Brandywine Realty Trust	50,625
1,646	BRE Properties, Inc.	77,181
573	Camden Property Trust	36,953
4,315	CBL & Associates Properties, Inc.	92,082
29,883	Chimera Investment Corp.	80,983
2,421	CommonWealth REIT	35,250
2,083	Corporate Office Properties Trust	49,929
6,974	DDR Corp. ^	107,121
4,166	Douglas Emmett, Inc.	96,110
7,823	Duke Realty Corp.	114,998
209	Equity Lifestyle Properties, Inc.	14,237
8,137	Equity Residential Property Trust	468,122
1,115	Extra Space Storage, Inc.	37,074
397	Federal Realty Investment Trust	41,804
15,502	General Growth Properties, Inc.	301,979
2,871	Hatteras Financial Corp.	80,933

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
11,466	HCP, Inc.	$510,008
7,605	Health Care REIT, Inc.	439,189
657	Home Properties, Inc.	40,254
3,695	Hospitality Properties Trust	87,867
21,083	Host Hotels & Resorts, Inc.	338,382
2,024	Kilroy Realty Corp.	90,635
11,986	Kimco Realty Corp.	242,956
3,088	Liberty Property Trust	111,909
3,902	Macerich Co. (The)	223,311
2,542	Mack-Cali Realty Corp.	67,617
10,479	MFA Financial, Inc.	89,071
67	Mid-America Apartment Communities, Inc.	4,376
3,198	National Retail Properties, Inc. ^	97,539
5,170	Piedmont Office Realty Trust, Inc., Class A	89,648
922	Post Properties, Inc.	44,219
13,531	ProLogis, Inc.	473,991
738	Rayonier, Inc.	36,169
3,906	Realty Income Corp. ^	159,716
1,038	Regency Centers Corp.	50,582
2,463	Retail Properties of America, Inc., Class A	27,881
5,261	Senior Housing Properties Trust	114,585
1,417	Simon Property Group, Inc.	215,115
2,636	SL Green Realty Corp.	211,064
1,171	Taubman Centers, Inc.	89,851
7,258	UDR, Inc.	180,144
8,494	Ventas, Inc.	528,751
5,454	Vornado Realty Trust	442,047
3,618	Weingarten Realty Investors	101,702
10,779	Weyerhaeuser Co.	281,763
		9,049,005
Real Estate Management & Development (0.1%):
4,113	Forest City Enterprises, Inc., Class A *	65,191
794	Howard Hughes Corp. (The) *	56,414
1,273	Jones Lang LaSalle, Inc.	97,193
1,664	St. Joe Co. (The) *^	32,448
		251,246
Road & Rail (0.4%):
729	Con-way, Inc.	19,953
9,873	CSX Corp.	204,865
3,120	Hertz Global Holdings, Inc. *	42,838
703	Kansas City Southern Industries, Inc.	53,273
9,572	Norfolk Southern Corp.	609,066
1,488	Ryder System, Inc.	58,121
		988,116
Semiconductors & Semiconductor Equipment (1.6%):
7,990	Analog Devices, Inc.	313,128
37,646	Applied Materials, Inc.	420,318
12,214	Atmel Corp. *	64,246
417	Avago Technologies, Ltd.	14,539
6,158	Broadcom Corp., Class A	212,944
3,376	Cree, Inc. *^	86,189
1,817	Cypress Semiconductor Corp.	19,478
3,694	Fairchild Semiconductor International, Inc. *	48,465
84	Freescale Semiconductor Holdings I, Ltd. *^	799

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
37,986	Intel Corp.	$861,523
4,931	KLA-Tencor Corp.	235,233
3,629	Lam Research Corp. *	115,348
13,716	Marvell Technology Group, Ltd.	125,501
4,356	Maxim Integrated Products, Inc.	115,957
29,037	Micron Technology, Inc. *	173,786
18,224	NVIDIA Corp. *	243,108
13,557	ON Semiconductor Corp. *	83,647
6,175	PMC-Sierra, Inc. *	34,827
117	Silicon Laboratories, Inc. *	4,301
599	Skyworks Solutions, Inc. *	14,115
4,759	Teradyne, Inc. *	67,673
11,020	Texas Instruments, Inc.	303,601
		3,558,726
Software (0.6%):
12,378	Activision Blizzard, Inc.	139,624
6,222	Adobe Systems, Inc. *	201,966
9,865	CA, Inc.	254,172
5,989	Compuware Corp. *	59,351
9,266	Electronic Arts, Inc. *	117,585
2,552	Rovi Corp. *	37,029
100	ServiceNow, Inc. *	3,868
19,942	Symantec Corp. *	358,956
3,936	Synopsys, Inc. *	129,967
		1,302,518
Specialty Retail (0.9%):
528	Aaron’s, Inc.	14,684
2,536	Abercrombie & Fitch Co., Class A ^	86,021
1,269	American Eagle Outfitters, Inc.	26,751
473	AutoNation, Inc. *^	20,656
7,865	Best Buy Co., Inc.	135,199
5,475	CarMax, Inc. *	154,942
1,445	Chico’s FAS, Inc.	26,169
59	DSW, Inc., Class A	3,936
3,515	Foot Locker, Inc.	124,783
3,685	GameStop Corp., Class A ^	77,385
1,800	Guess?, Inc.	45,756
30,609	Lowe’s Cos., Inc.	925,616
287	Sally Beauty Holdings, Inc. *	7,201
2,499	Signet Jewelers, Ltd.	121,851
20,282	Staples, Inc. ^	233,649
587	Tiffany & Co.	36,324
1,122	Williams-Sonoma, Inc.	49,334
		2,090,257
Textiles, Apparel & Luxury Goods (0.0%):
422	Deckers Outdoor Corp. *^	15,462
157	PVH Corp.	14,714

		30,176

Thrifts & Mortgage Finance (0.3%):
994	BankUnited, Inc.	24,462
4,744	Capitol Federal Financial, Inc.	56,738
15,388	Hudson City Bancorp, Inc.	122,488
12,874	New York Community Bancorp, Inc. ^	182,296
8,319	People’s United Financial, Inc.	100,993
2,322	TFS Financial Corp. *	21,061
3,092	Washington Federal, Inc.	51,575
		559,613
Tobacco (0.5%):

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Tobacco, continued
13,389	Altria Group, Inc.	$447,059
4,051	Philip Morris International, Inc.	364,347
6,449	Reynolds American, Inc.	279,499

		1,090,905

Trading Companies & Distributors (0.1%):
1,950	Air Lease Corp. *^39,780
1,356	GATX Corp.	57,548
256	MRC Global, Inc. *^	6,295
1,264	WESCO International, Inc. *^	72,301

		175,924

Water Utilities (0.1%):
5,173	American Water Works Co., Inc.	191,711
3,680	Aqua America, Inc.	91,117

		282,828

Wireless Telecommunication Services (0.3%):
10,155	Clearwire Corp., Class A *^	13,709
8,829	MetroPCS Communications, Inc. *	103,388
4,968	NII Holdings, Inc. *^	38,999
88,096	Sprint Nextel Corp. *	486,290
2,752	Telephone and Data Systems, Inc.	70,479
396	United States Cellular Corp. *	15,495

		728,360

Total Common Stocks (Cost $195,831,763)		217,873,383

Right (0.0%):
Internet & Catalog Retail (0.0%):
238	Liberty Ventures, Inc. *	3,222

Total Right (Cost $—)		3,222

Securities Held as Collateral for Securities on Loan (2.2%):
$4,915,767	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	4,915,767

Total Securities Held as Collateral for Securities on Loan (Cost $4,915,767)		4,915,767

Unaffiliated Investment Company (1.3%):
2,746,386	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	2,746,386

Total Unaffiliated Investment Company (Cost $2,746,386)		2,746,386

Total Investment Securities (Cost $203,493,916)(c) — 102.1%		225,538,758

Net other assets (liabilities) — (2.1)%		(4,551,284)

Net Assets — 100.0%		$220,987,474

Percentages indicated are based on net assets as of September 30, 2012.

NYS	New York Shares
*	Non-income producing security
+	Affiliated securities
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $4,773,174.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(b)	The rate represents the effective yield at September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Cash of $172,000 has been segregated to cover margin requirements for the following open contracts of September 30, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/24/12	44	$3,155,240	$4,570

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments,

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (96.1%):
Aerospace & Defense (2.1%):
50,815	Boeing Co. (The)	$3,537,740
24,904	General Dynamics Corp.	1,646,653
58,611	Honeywell International, Inc.	3,502,007
7,217	L-3 Communications Holdings, Inc.	517,531
20,215	Lockheed Martin Corp.	1,887,677
18,634	Northrop Grumman Corp.	1,237,857
10,912	Precision Castparts Corp.	1,782,366
24,923	Raytheon Co.	1,424,599
10,744	Rockwell Collins, Inc.	576,308
21,120	Textron, Inc.	552,710
62,998	United Technologies Corp.	4,932,113

		21,597,561

Air Freight & Logistics (0.7%):
12,046	C.H. Robinson Worldwide, Inc.	705,293
15,733	Expeditors International of Washington, Inc.	572,052
21,931	FedEx Corp.	1,855,801
53,985	United Parcel Service, Inc., Class B	3,863,707

		6,996,853

Airlines (0.1%):
56,862	Southwest Airlines Co.	498,680
Auto Components (0.2%):
8,623	BorgWarner, Inc. *	595,935
18,630	Goodyear Tire & Rubber Co. *	227,100
51,338	Johnson Controls, Inc.	1,406,661

		2,229,696

Automobiles (0.4%):
286,368	Ford Motor Co.	2,823,588
17,151	Harley-Davidson, Inc.	726,688

		3,550,276

Beverages (2.3%):
11,882	Beam, Inc.	683,690
11,363	Brown-Forman Corp., Class B	741,436
290,766	Coca-Cola Co. (The)	11,028,754
20,790	Coca-Cola Enterprises, Inc.	650,103
11,055	Constellation Brands, Inc., Class A *	357,629
15,692	Dr Pepper Snapple Group, Inc.	698,765
11,653	Molson Coors Brewing Co., Class B	524,968
11,548	Monster Beverage Corp. *	625,440
116,869	PepsiCo, Inc.	8,270,819

		23,581,604

Biotechnology (1.5%):
14,493	Alexion Pharmaceuticals, Inc. *	1,657,999
57,878	Amgen, Inc.	4,880,273
17,751	Biogen Idec, Inc. *	2,648,982
32,401	Celgene Corp. *	2,475,436
56,809	Gilead Sciences, Inc. *	3,768,141

		15,430,831

Building Products (0.0%):
27,086	Masco Corp.	407,644

Capital Markets (1.7%):
15,826	Ameriprise Financial, Inc.	897,176
88,794	Bank of New York Mellon Corp. (The)	2,008,520
9,609	BlackRock, Inc. +	1,713,285
82,240	Charles Schwab Corp. (The)	1,051,850
19,119	E*TRADE Financial Corp. *	168,438
6,895	Federated Investors, Inc. ^	142,658

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
10,378	Franklin Resources, Inc.	$1,297,976
33,845	Goldman Sachs Group, Inc. (The)	3,847,500
33,593	Invesco, Ltd.	839,489
9,303	Legg Mason, Inc.	229,598
103,854	Morgan Stanley	1,738,516
16,437	Northern Trust Corp.	762,923
36,200	State Street Corp.	1,518,952
19,055	T. Rowe Price Group, Inc.	1,206,182

		17,423,063

Chemicals (2.3%):
15,892	Air Products & Chemicals, Inc.	1,314,268
5,251	Airgas, Inc.	432,157
4,709	CF Industries Holdings, Inc.	1,046,528
89,957	Dow Chemical Co. (The)	2,605,155
69,859	E.I. du Pont de Nemours & Co.	3,511,812
11,484	Eastman Chemical Co.	654,703
19,771	Ecolab, Inc.	1,281,358
10,331	FMC Corp.	572,131
6,108	International Flavor & Fragrances, Inc.	363,915
25,463	LyondellBasell Industries NV, Class A	1,315,419
40,018	Monsanto Co.	3,642,438
20,770	Mosaic Co. (The)	1,196,560
11,462	PPG Industries, Inc.	1,316,296
22,387	Praxair, Inc.	2,325,562
6,420	Sherwin Williams Co.	956,002
9,091	Sigma Aldrich Corp.	654,279

		23,188,583

Commercial Banks (2.8%):
52,485	BB&T Corp.	1,740,403
14,567	Comerica, Inc.	452,305
68,967	Fifth Third Bancorp	1,069,678
18,899	First Horizon National Corp.	181,997
64,603	Huntington Bancshares, Inc.	445,761
70,602	KeyCorp	617,061
9,039	M&T Bank Corp.	860,151
39,759	PNC Financial Services Group, Inc.	2,508,793
106,047	Regions Financial Corp.	764,599
40,417	SunTrust Banks, Inc.	1,142,589
142,319	U.S. Bancorp	4,881,542
368,930	Wells Fargo & Co.	12,739,153
13,638	Zions Bancorp	281,693

		27,685,725

Commercial Services & Supplies (0.4%):
7,805	Avery Dennison Corp.	248,355
8,170	Cintas Corp.	338,646
11,343	Iron Mountain, Inc.	386,910
15,035	Pitney Bowes, Inc. ^	207,784
13,435	R.R. Donnelley & Sons Co. ^	142,411
22,495	Republic Services, Inc.	618,837
6,426	Stericycle, Inc. *	581,682
32,725	Waste Management, Inc.	1,049,818

		3,574,443

Communications Equipment (1.9%):
397,457	Cisco Systems, Inc. ‡	7,587,454
5,974	F5 Networks, Inc. *	625,478
8,426	Harris Corp.	431,580
17,505	JDS Uniphase Corp. *	216,800
39,756	Juniper Networks, Inc. *	680,225
21,637	Motorola Solutions, Inc.	1,093,750

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
112	Nortel Networks Corp. *	$1
127,913	QUALCOMM, Inc.	7,993,283

		18,628,571

Computers & Peripherals (5.8%):
70,400	Apple, Inc.	46,975,104
110,144	Dell, Inc.	1,086,020
157,591	EMC Corp. *	4,297,507
147,623	Hewlett-Packard Co.	2,518,448
27,266	NetApp, Inc. *	896,506
18,050	SanDisk Corp. *	783,912
26,553	Seagate Technology plc	823,143
16,713	Western Digital Corp.	647,294

		58,027,934

Construction & Engineering (0.2%):
12,528	Fluor Corp.	705,076
9,664	Jacobs Engineering Group, Inc. *	390,716
15,893	Quanta Services, Inc. *	392,557

		1,488,349

Construction Materials (0.0%):
9,703	Vulcan Materials Co.	458,952

Consumer Finance (0.9%):
74,193	American Express Co.	4,218,614
43,622	Capital One Financial Corp.	2,486,890
38,671	Discover Financial Services	1,536,399
35,253	SLM Corp.	554,177

		8,796,080

Containers & Packaging (0.1%):
11,605	Ball Corp.	491,008
7,764	Bemis Co., Inc.	244,333
12,233	Owens-Illinois, Inc. *	229,491
13,124	Sealed Air Corp.	202,897

		1,167,729

Distributors (0.1%):
11,712	Genuine Parts Co.	714,783

Diversified Consumer Services (0.1%):
7,751	Apollo Group, Inc., Class A *	225,167
20,361	H&R Block, Inc.	352,856

		578,023

Diversified Financial Services (2.9%):
809,287	Bank of America Corp.	7,146,004
220,213	Citigroup, Inc.	7,205,369
22,974	CME Group, Inc.	1,316,410
5,462	IntercontinentalExchange, Inc. *	728,686
285,275	JPMorgan Chase & Co.	11,547,932
14,671	Leucadia National Corp.	333,765
14,647	Moody’s Corp.	646,958
9,118	NASDAQ OMX Group, Inc. (The)	212,404
18,814	NYSE Euronext	463,765

		29,601,293

Diversified Telecommunication Services (2.9%):
433,260	AT&T, Inc.	16,333,902
46,746	CenturyLink, Inc.	1,888,538
73,930	Frontier Communications Corp. ^	362,257
213,939	Verizon Communications, Inc.	9,749,200
43,741	Windstream Corp. ^	442,222

		28,776,119

Shares		Fair Value
Common Stocks, continued
Electric Utilities (1.9%):
36,401	American Electric Power Co., Inc.	$1,599,460
52,870	Duke Energy Corp.	3,425,976
24,454	Edison International	1,117,303
13,307	Entergy Corp.	922,175
64,085	Exelon Corp.	2,280,144
31,393	FirstEnergy Corp.	1,384,431
31,740	NextEra Energy, Inc.	2,232,274
23,548	Northeast Utilities	900,240
17,218	Pepco Holdings, Inc.	325,420
8,142	Pinnacle West Capital Corp.	429,898
43,590	PPL Corp.	1,266,290
65,683	Southern Co. (The)	3,027,330

		18,910,941

Electrical Equipment (0.5%):
11,998	Cooper Industries plc, A Shares	900,570
54,609	Emerson Electric Co.	2,635,976
10,573	Rockwell Automation, Inc.	735,352
7,339	Roper Industries, Inc.	806,483

		5,078,381

Electronic Equipment, Instruments & Components (0.4%):
12,002	Amphenol Corp., Class A	706,678
112,436	Corning, Inc.	1,478,533
11,573	FLIR Systems, Inc.	231,171
14,015	Jabil Circuit, Inc.	262,361
10,211	Molex, Inc. ^	268,345
32,110	TE Connectivity, Ltd.	1,092,061

		4,039,149

Energy Equipment & Services (1.8%):
32,997	Baker Hughes, Inc.	1,492,454
18,484	Cameron International Corp. *	1,036,398
5,148	Diamond Offshore Drilling, Inc. ^	338,790
17,415	Ensco plc, Class A	950,162
17,919	FMC Technologies, Inc. *	829,650
69,656	Halliburton Co.	2,346,711
7,857	Helmerich & Payne, Inc.	374,072
21,921	Nabors Industries, Ltd. *	307,551
32,017	National-Oilwell Varco, Inc.	2,564,882
18,956	Noble Corp.	678,246
9,196	Rowan Cos. plc, Class A *	310,549
99,653	Schlumberger, Ltd.	7,207,901

		18,437,366

Food & Staples Retailing (2.3%):
32,463	Costco Wholesale Corp.	3,250,358
95,532	CVS Caremark Corp.	4,625,659
40,906	Kroger Co. (The)	962,927
18,006	Safeway, Inc. ^	289,717
44,032	Sysco Corp.	1,376,881
126,224	Wal-Mart Stores, Inc.	9,315,331
64,349	Walgreen Co.	2,344,878
12,891	Whole Foods Market, Inc.	1,255,583

		23,421,334

Food Products (1.6%):
49,437	Archer-Daniels-Midland Co.	1,343,698
13,507	Campbell Soup Co. ^	470,314
30,770	ConAgra Foods, Inc.	848,944
13,919	Dean Foods Co. *	227,576
48,669	General Mills, Inc.	1,939,460
24,038	H.J. Heinz Co.	1,344,926

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
11,408	Hershey Co.	$808,713
10,281	Hormel Foods Corp.	300,616
8,220	J.M. Smucker Co. (The)	709,633
18,524	Kellogg Co.	956,950
133,261	Kraft Foods, Inc., Class A	5,510,342
9,981	McCormick & Co.	619,221
15,294	Mead Johnson Nutrition Co.	1,120,744
21,994	Tyson Foods, Inc., Class A	352,344

		16,553,481

Gas Utilities (0.1%):
8,823	AGL Resources, Inc.	360,949
15,397	ONEOK, Inc.	743,829

		1,104,778

Health Care Equipment & Supplies (1.7%):
41,087	Baxter International, Inc.	2,475,903
15,018	Becton, Dickinson & Co.	1,179,814
105,871	Boston Scientific Corp. *	607,699
5,855	C.R. Bard, Inc.	612,726
16,787	CareFusion Corp. *	476,583
36,044	Covidien plc	2,141,734
10,628	DENTSPLY International, Inc.	405,352
8,684	Edwards Lifesciences Corp. *	932,401
2,998	Intuitive Surgical, Inc. *	1,485,899
76,614	Medtronic, Inc.	3,303,596
23,563	St. Jude Medical, Inc.	992,709
21,715	Stryker Corp.	1,208,657
8,259	Varian Medical Systems, Inc. *	498,183
13,049	Zimmer Holdings, Inc.	882,373

		17,203,629

Health Care Providers & Services (1.8%):
25,099	Aetna, Inc.	993,921
18,880	AmerisourceBergen Corp.	730,845
25,639	Cardinal Health, Inc.	999,152
21,642	CIGNA Corp.	1,020,853
10,052	Coventry Health Care, Inc.	419,068
6,394	DaVita, Inc. *	662,482
60,878	Express Scripts Holding Co. *	3,815,224
12,089	Humana, Inc.	848,043
7,171	Laboratory Corp. of America Holdings *	663,102
17,717	McKesson, Inc.	1,524,194
6,397	Patterson Companies, Inc.	219,033
11,914	Quest Diagnostics, Inc.	755,705
30,701	Tenet Healthcare Corp. *	192,495
77,545	UnitedHealth Group, Inc.	4,296,769
24,511	WellPoint, Inc.	1,421,883

		18,562,769

Health Care Technology (0.1%):
10,860	Cerner Corp. *	840,673

Hotels, Restaurants & Leisure (1.8%):
33,573	Carnival Corp.	1,223,400
2,379	Chipotle Mexican Grill, Inc. *	755,428
9,530	Darden Restaurants, Inc.	531,298
20,060	International Game Technology	262,585
18,908	Marriott International, Inc., Class A	739,303
75,727	McDonald’s Corp.	6,947,952
57,063	Starbucks Corp.	2,895,947
14,810	Starwood Hotels & Resorts Worldwide, Inc.	858,388

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
10,808	Wyndham Worldwide Corp.	$567,204
5,971	Wynn Resorts, Ltd.	689,292
34,275	Yum! Brands, Inc.	2,273,803

		17,744,600

Household Durables (0.3%):
20,938	D.R. Horton, Inc.	432,160
5,254	Harman International Industries, Inc.	242,525
10,576	Leggett & Platt, Inc.	264,929
12,332	Lennar Corp. ^	428,784
21,586	Newell Rubbermaid, Inc.	412,077
25,000	PulteGroup, Inc. *	387,500
5,760	Whirlpool Corp.	477,561

		2,645,536

Household Products (2.1%):
9,777	Clorox Co. (The)	704,433
33,474	Colgate-Palmolive Co.	3,589,082
29,649	Kimberly-Clark Corp.	2,543,291
206,840	Procter & Gamble Co. (The)	14,346,423

		21,183,229

Independent Power Producers & Energy Traders (0.1%):
46,626	AES Corp. (The) *	511,487
16,938	NRG Energy, Inc.	362,304

		873,791

Industrial Conglomerates (2.7%):
47,765	3M Co.	4,414,441
43,854	Danaher Corp.	2,418,548
792,952	General Electric Co.	18,007,940
34,525	Tyco International, Ltd.	1,942,377

		26,783,306

Insurance (3.6%):
25,458	ACE, Ltd.	1,924,625
35,154	AFLAC, Inc.	1,683,174
36,404	Allstate Corp. (The)	1,441,962
87,567	American International Group, Inc. *	2,871,322
24,184	Aon plc	1,264,581
6,333	Assurant, Inc.	236,221
137,716	Berkshire Hathaway, Inc., Class B *	12,146,551
20,001	Chubb Corp. (The)	1,525,676
10,985	Cincinnati Financial Corp.	416,222
37,123	Genworth Financial, Inc. *	194,153
32,656	Hartford Financial Services Group, Inc. (The)	634,833
21,188	Lincoln National Corp.	512,538
23,454	Loews Corp.	967,712
40,850	Marsh & McLennan Cos., Inc.	1,386,040
79,757	MetLife, Inc.	2,748,426
20,834	Principal Financial Group, Inc.	561,268
42,089	Progressive Corp. (The)	872,926
34,985	Prudential Financial, Inc.	1,907,032
7,292	Torchmark Corp.	374,444
28,972	Travelers Cos., Inc. (The)	1,977,629
21,172	UnumProvident Corp.	406,926
23,088	XL Group plc	554,805

		36,609,066

Internet & Catalog Retail (1.0%):
27,158	Amazon.com, Inc. *	6,906,823
7,022	Expedia, Inc.	406,152
4,111	Netflix, Inc. *^	223,803

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail, continued
3,741	Priceline.com, Inc. *	$2,314,669
8,211	TripAdvisor, Inc. *	270,388

		10,121,835

Internet Software & Services (2.1%):
13,272	Akamai Technologies, Inc. *	507,787
87,089	eBay, Inc. *	4,215,978
19,894	Google, Inc., Class A *	15,010,023
11,702	VeriSign, Inc. *	569,770
78,290	Yahoo!, Inc. *	1,250,683

		21,554,241

IT Services (3.7%):
47,751	Accenture plc, Class A	3,344,002
36,409	Automatic Data Processing, Inc.	2,135,752
22,560	Cognizant Technology Solutions Corp., Class A *	1,577,395
11,789	Computer Sciences Corp.	379,724
18,785	Fidelity National Information Services, Inc.	586,468
10,111	Fiserv, Inc. *	748,517
80,674	International Business Machines Corp.	16,735,821
8,059	MasterCard, Inc., Class A	3,638,477
24,227	Paychex, Inc.	806,517
21,390	SAIC, Inc.	257,536
12,653	Teradata Corp. *	954,163
12,320	Total System Services, Inc.	291,984
39,249	Visa, Inc., Class A	5,270,356
45,408	Western Union Co.	827,334

		37,554,046

Leisure Equipment & Products (0.1%):
8,642	Hasbro, Inc. ^	329,865
25,585	Mattel, Inc.	907,756

		1,237,621

Life Sciences Tools & Services (0.4%):
26,151	Agilent Technologies, Inc.	1,005,506
13,228	Life Technologies Corp. *	646,585
8,460	PerkinElmer, Inc.	249,316
27,442	Thermo Fisher Scientific, Inc.	1,614,413
6,583	Waters Corp. *	548,561

		4,064,381

Machinery (1.8%):
49,054	Caterpillar, Inc.	4,220,606
13,299	Cummins, Inc.	1,226,301
29,470	Deere & Co.	2,430,980
13,770	Dover Corp.	819,177
25,340	Eaton Corp. ^	1,197,568
3,840	Flowserve Corp.	490,522
32,392	Illinois Tool Works, Inc.	1,926,352
21,530	Ingersoll-Rand plc	964,975
7,890	Joy Global, Inc.	442,313
26,425	PACCAR, Inc.	1,057,661
8,734	Pall Corp.	554,522
11,191	Parker Hannifin Corp.	935,344
7,699	Pentair, Ltd., Registered Shares	340,681
4,328	Snap-On, Inc.	311,053
12,661	Stanley Black & Decker, Inc.	965,401
13,932	Xylem, Inc.	350,390

		18,233,846

Shares		Fair Value
Common Stocks, continued
Media (3.4%):
16,182	Cablevision Systems Corp., Class A	$256,485
44,702	CBS Corp., Class B	1,624,024
200,938	Comcast Corp., Class A	7,187,552
47,153	DIRECTV, Inc. *	2,473,646
18,561	Discovery Communications, Inc., Class A *	1,106,792
17,396	Gannett Co., Inc.	308,779
32,809	Interpublic Group of Cos., Inc. (The)	364,836
21,031	McGraw-Hill Cos., Inc. (The)	1,148,082
152,900	News Corp., Class A	3,750,637
19,948	Omnicom Group, Inc.	1,028,519
6,490	Scripps Networks Interactive, Class A	397,383
23,008	Time Warner Cable, Inc.	2,187,141
71,348	Time Warner, Inc.	3,234,205
35,555	Viacom, Inc., Class B	1,905,392
134,739	Walt Disney Co. (The)	7,044,155
354	Washington Post Co. (The), Class B ^	128,513

		34,146,141

Metals & Mining (0.7%):
80,072	Alcoa, Inc.	708,637
7,930	Allegheny Technologies, Inc.	252,967
10,788	Cliffs Natural Resources, Inc. ^	422,135
71,273	Freeport-McMoRan Copper & Gold, Inc.	2,820,985
37,250	Newmont Mining Corp.	2,086,373
23,824	Nucor Corp.	911,506
5,958	Titanium Metals Corp. ^	76,441
10,785	United States Steel Corp. ^	205,670

		7,484,714

Multi-Utilities (1.3%):
18,281	Ameren Corp.	597,240
32,134	CenterPoint Energy, Inc.	684,454
19,871	CMS Energy Corp.	467,962
21,985	Consolidated Edison, Inc.	1,316,682
43,046	Dominion Resources, Inc.	2,278,855
12,887	DTE Energy Co.	772,447
5,771	Integrys Energy Group, Inc.	301,246
21,436	NiSource, Inc.	546,189
32,012	PG&E Corp.	1,365,952
37,974	Public Service Enterprise Group, Inc.	1,222,003
9,846	SCANA Corp. ^	475,266
16,881	Sempra Energy	1,088,656
15,290	TECO Energy, Inc.	271,245
17,344	Wisconsin Energy Corp.	653,349
36,591	Xcel Energy, Inc.	1,013,937

		13,055,483

Multiline Retail (0.7%):
4,598	Big Lots, Inc. *	136,009
17,184	Dollar Tree, Inc. *	829,557
7,284	Family Dollar Stores, Inc.	482,929
10,723	J.C. Penney Co., Inc. ^	260,462
16,203	Kohl’s Corp.	829,918
30,230	Macy’s, Inc.	1,137,252
11,472	Nordstrom, Inc.	633,025
49,172	Target Corp.	3,120,947

		7,430,099

Office Electronics (0.1%):
98,173	Xerox Corp.	720,590

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (9.0%):
15,843	Alpha Natural Resources, Inc. *	$104,088
37,517	Anadarko Petroleum Corp.	2,623,189
29,373	Apache Corp.	2,539,883
15,767	Cabot Oil & Gas Corp.	707,938
38,979	Chesapeake Energy Corp. ^	735,534
147,354	Chevron Corp.	17,175,582
91,214	ConocoPhillips	5,215,616
17,169	CONSOL Energy, Inc.	515,928
29,062	Denbury Resources, Inc. *	469,642
28,252	Devon Energy Corp.	1,709,246
20,274	EOG Resources, Inc.	2,271,702
11,254	EQT Corp.	663,986
346,656	Exxon Mobil Corp.	31,701,691
22,314	Hess Corp.	1,198,708
42,823	Kinder Morgan, Inc.	1,521,073
52,923	Marathon Oil Corp.	1,564,933
25,436	Marathon Petroleum Corp.	1,388,551
13,860	Murphy Oil Corp.	744,143
10,104	Newfield Exploration Co. *	316,457
13,348	Noble Energy, Inc.	1,237,493
60,821	Occidental Petroleum Corp.	5,234,255
20,257	Peabody Energy Corp.	451,529
47,068	Phillips 66	2,182,543
9,234	Pioneer Natural Resources Co.	964,030
13,339	QEP Resources, Inc.	422,313
12,193	Range Resources Corp.	851,925
26,128	Southwestern Energy Co. *	908,732
49,007	Spectra Energy Corp.	1,438,846
7,843	Sunoco, Inc. ^	367,288
10,482	Tesoro Corp.	439,196
41,404	Valero Energy Corp.	1,311,679
47,028	Williams Cos., Inc. (The)	1,644,569
14,864	WPX Energy, Inc. *	246,594

		90,868,882

Paper & Forest Products (0.2%):
32,824	International Paper Co.	1,192,168
12,858	MeadWestvaco Corp.	393,455

		1,585,623

Personal Products (0.2%):
32,604	Avon Products, Inc.	520,034
18,018	Estee Lauder Co., Inc. (The), Class A	1,109,368

		1,629,402

Pharmaceuticals (6.0%):
117,849	Abbott Laboratories	8,079,727
23,089	Allergan, Inc.	2,114,491
126,076	Bristol-Myers Squibb Co.	4,255,065
76,677	Eli Lilly & Co.	3,635,257
17,559	Forest Laboratories, Inc. *	625,276
12,299	Hospira, Inc. *	403,653
207,048	Johnson & Johnson Co.	14,267,678
228,715	Merck & Co., Inc.	10,315,047
30,483	Mylan, Inc. *	743,785
6,601	Perrigo Co.	766,838
560,939	Pfizer, Inc.	13,939,334
9,578	Watson Pharmaceuticals, Inc. *	815,662

		59,961,813

Professional Services (0.1%):
3,487	Dun & Bradstreet Corp.	277,635
8,944	Equifax, Inc.	416,611

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
10,587	Robert Half International, Inc.	$281,932

		976,178

Real Estate Investment Trusts (REITs) (2.0%):
29,667	American Tower Corp.	2,117,927
10,905	Apartment Investment & Management Co., Class A	283,421
7,274	Avalonbay Communities, Inc.	989,191
11,317	Boston Properties, Inc.	1,251,773
22,595	Equity Residential Property Trust	1,299,890
32,243	HCP, Inc.	1,434,169
19,116	Health Care REIT, Inc.	1,103,949
54,226	Host Hotels & Resorts, Inc.	870,327
30,624	Kimco Realty Corp.	620,749
12,211	Plum Creek Timber Co., Inc.	535,330
34,578	ProLogis, Inc.	1,211,267
10,819	Public Storage, Inc.	1,505,680
22,780	Simon Property Group, Inc.	3,458,232
22,183	Ventas, Inc.	1,380,892
12,699	Vornado Realty Trust	1,029,254
40,361	Weyerhaeuser Co.	1,055,037

		20,147,088

Real Estate Management & Development (0.0%):
22,678	CBRE Group, Inc. *	417,502

Road & Rail (0.7%):
78,074	CSX Corp.	1,620,036
23,996	Norfolk Southern Corp.	1,526,865
3,816	Ryder System, Inc.	149,053
35,563	Union Pacific Corp.	4,221,328

		7,517,282

Semiconductors & Semiconductor Equipment (1.9%):
44,114	Advanced Micro Devices, Inc. *^	148,664
23,901	Altera Corp.	812,276
22,431	Analog Devices, Inc.	879,071
92,938	Applied Materials, Inc.	1,037,653
38,604	Broadcom Corp., Class A	1,334,926
4,580	First Solar, Inc. *^	101,424
375,702	Intel Corp.	8,520,921
12,395	KLA-Tencor Corp.	591,304
13,691	Lam Research Corp. *	435,168
17,352	Linear Technology Corp.	552,661
42,290	LSI Corp. *	292,224
14,630	Microchip Technology, Inc. ^	478,986
76,309	Micron Technology, Inc. *	456,709
46,576	NVIDIA Corp. *	621,324
13,908	Teradyne, Inc. *	197,772
85,423	Texas Instruments, Inc.	2,353,404
19,549	Xilinx, Inc.	653,132

		19,467,619

Software (3.4%):
37,064	Adobe Systems, Inc. *	1,203,097
17,022	Autodesk, Inc. *	568,024
11,018	BMC Software, Inc. *	457,137
25,715	CA, Inc.	662,547
14,033	Citrix Systems, Inc. *	1,074,507
23,821	Electronic Arts, Inc. *	302,289
20,732	Intuit, Inc.	1,220,700
566,622	Microsoft Corp.	16,874,003
286,013	Oracle Corp.	9,006,549
14,485	Red Hat, Inc. *	824,776

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL S&P 500 Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Software, continued
9,604	Salesforce.com, Inc. *	$1,466,435
52,792	Symantec Corp. *	950,256

		34,610,320

Specialty Retail (2.0%) :
6,082	Abercrombie & Fitch Co., Class A ^	206,301
3,073	AutoNation, Inc. *^	134,198
2,810	AutoZone, Inc. *	1,038,773
17,425	Bed Bath & Beyond, Inc. *	1,097,775
19,974	Best Buy Co., Inc.	343,353
17,221	CarMax, Inc. *	487,354
9,444	GameStop Corp., Class A ^	198,324
22,394	Gap, Inc. (The)	801,257
113,211	Home Depot, Inc. (The)	6,834,548
17,900	Limited Brands, Inc. (The)	881,754
85,658	Lowe’s Cos., Inc.	2,590,298
8,929	O’Reilly Automotive, Inc. *	746,643
16,866	Ross Stores, Inc.	1,089,544
51,051	Staples, Inc. ^	588,108
8,940	Tiffany & Co.	553,207
55,267	TJX Cos., Inc. (The)	2,475,409
8,141	Urban Outfitters, Inc. *	305,776

		20,372,622

Textiles, Apparel & Luxury Goods (0.6%):
21,457	Coach, Inc.	1,202,021
4,105	Fossil, Inc. *	347,693
27,603	Nike, Inc., Class B	2,619,801
4,587	Ralph Lauren Corp.	693,692
6,599	V.F. Corp.	1,051,617

		5,914,824

Thrifts & Mortgage Finance (0.1%):
35,697	Hudson City Bancorp, Inc.	284,148
26,382	People’s United Financial, Inc.	320,278

		604,426

Tobacco (1.9%):
152,648	Altria Group, Inc.	5,096,917
9,804	Lorillard, Inc.	1,141,676
126,593	Philip Morris International, Inc.	11,385,774
24,558	Reynolds American, Inc.	1,064,344

		18,688,711

Trading Companies & Distributors (0.2%):
20,240	Fastenal Co.	870,117
4,521	W.W. Grainger, Inc.	942,041

		1,812,158

Wireless Telecommunication Services (0.3%):
21,997	Crown Castle International Corp. *	1,410,007
23,680	MetroPCS Communications, Inc. *	277,293
225,196	Sprint Nextel Corp. *	1,243,082

		2,930,382

Total Common Stocks (Cost $729,664,744)		967,502,650

Securities Held as Collateral for Securities on Loan (0.8%):
$8,665,758	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	8,665,758

Total Securities Held as Collateral for Securities on Loan (Cost $8,665,758)		8,665,758

Unaffiliated Investment Company (3.9%):

Shares		Fair Value
Unaffiliated Investment Company, continued
39,016,799	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	$39,016,799

Total Unaffiliated Investment Company (Cost $39,016,799)		39,016,799

Total Investment Securities (Cost $777,347,301)(c) — 100.8%		1,015,185,207
Net other assets (liabilities) — (0.8)%		(8,421,528)

Net Assets — 100.0%		$1,006,763,679

Percentages indicated are based on net assets as of September 30, 2012.

*	Non-income producing security
+	Affiliated securities
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $8,378,101.
‡	A portion of the investment security is segregated as collateral for futures contracts, the aggregate fair value of the segregated security is $2,079,293.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(b)	The rate represents the effective yield at September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/24/12	552	$39,583,920	$132,080

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments,

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (96.3%):
Auto Components (1.4%):
16,411	Hyundai Mobis Co., Ltd.	$4,569,382

Automobiles (4.2%):
2,838,000	Dongfeng Motor Corp., H Shares	3,308,963
35,422	Hyundai Motor Co.	7,987,588
87,809	Mahindra & Mahindra, Ltd.	1,437,191
178,138	Tata Motors, Ltd.	914,014

		13,647,756

Beverages (0.9%):
48,015	Anadolu Efes Biracilik ve Malt Sanayii AS	714,057
23,400	Fomento Economico Mexicano SAB de C.V., Sponsored ADR	2,152,332

		2,866,389

Chemicals (2.6%):
492,540	Alfa SAB de C.V., Class A	917,051
185,076	Alpek SA de C.V.	481,074
20,032	LG Chem, Ltd.	5,928,450
250,892	Mexichem SAB de C.V.	1,196,878

		8,523,453

Commercial Banks (20.5%):
160,303	Banco Bradesco SA, Sponsored ADR	2,576,069
735,300	Bangkok Bank Public Co., Ltd.	4,791,749
9,583,832	China Construction Bank	6,622,869
2,053,034	Chinatrust Financial Holding Co., Ltd.	1,235,527
278,500	CIMB Group Holdings Berhad	683,538
354,499	Commercial International Bank Egypt SAE	2,044,783
10,808	Credicorp, Ltd.	1,354,026
97,450	DGB Financial Group, Inc.	1,283,936
285,993	Grupo Financiero Banorte SA de C.V.	1,616,790
24,680	Hana Financial Group, Inc.	746,904
427,194	HDFC Bank, Ltd.	5,088,221
155,190	ICICI Bank, Ltd.	3,110,741
22,608	ICICI Bank, Ltd., Sponsored ADR	907,485
8,424,385	Industrial & Commercial Bank of China	4,953,951
310,143	Itau Unibanco Banco Multiplo SA, Sponsored ADR	4,738,985
929,300	Kasikornbank Public Co., Ltd.	5,493,253
2,823,500	PT Bank Mandiri Tbk	2,410,100
591,000	Public Bank Berhad	2,782,724
1,901,197	Sberbank	5,579,386
107,904	Sberbank of Russia, GDR *	1,301,862
20,750	Shinhan Financial Group Co., Ltd.	701,060
564,852	Turkiye Garanti Bankasi AS	2,362,054
163,171	Turkiye Halk Bankasi AS	1,273,695
864,383	Turkiye Is Bankasi AS, Class C	2,718,694

		66,378,402

Computers & Peripherals (0.9%):
180,565	Asustek Computer, Inc.	1,952,995
1,130,000	Lenovo Group, Ltd. ^	931,448

		2,884,443

Construction & Engineering (1.4%):
25,723	GS Engineering & Construction Corp.	1,759,716
36,100	Orascom Construction Industries, Sponsored GDR *	1,704,591
7,052	Samsung Engineering Co., Ltd.	1,210,083

		4,674,390

Shares		Fair Value
Common Stocks, continued
Construction Materials (1.2%):
81,867	Cementos Argos SA	$355,805
1,278,500	PT Semen Gresik (Persero) Tbk	1,920,667
1,201,427	Taiwan Cement Corp.	1,487,482

		3,763,954

Distributors (0.5%):
737,000	Dah Chong Hong Holdings, Ltd. ^	668,496
37,219	Imperial Holdings, Ltd.	840,117

		1,508,613

Diversified Financial Services (0.6%):
29,770	Ayala Corp.	303,598
482,809	FirstRand, Ltd.	1,620,785

		1,924,383

Diversified Telecommunication Services (0.9%):
3,404,000	China Telecom Corp., Ltd., H Shares	1,970,408
1,233,500	PT XL Axiata Tbk	856,144

		2,826,552

Electric Utilities (0.4%):
16,451	Companhia Energetica de Minas Gerais SA, Preferred Shares	199,701
83,485	Companhia Energetica de Minas Gerais SA, Sponsored ADR	1,011,838

		1,211,539

Electronic Equipment, Instruments & Components (1.7%):
1,150,742	Hon Hai Precision Industry Co., Ltd.	3,567,375
48,489	Hon Hai Precision Industry Co., Ltd.	303,747
7,574	Hon Hai Precision Industry Co., Ltd., Sponsored GDR	47,539
1,074,240	WPG Holdings, Ltd.	1,424,636

		5,343,297

Food & Staples Retailing (1.8%):
2,404,300	CP ALL PCL	2,771,755
40,219	Magnit OJSC, Sponsored GDR, Registered Shares ^	1,371,305
85,442	Shoprite Holdings, Ltd.	1,731,246

		5,874,306

Food Products (0.9%):
71,748	BRF-Brasil Foods SA	1,230,320
41,000	BRF-Brasil Foods SA, Sponsored ADR ^	709,300
432,747	Grupo Bimbo SAB de C.V., Series A	1,080,463

		3,020,083

Health Care Equipment & Supplies (0.4%):
41,100	Mindray Medical International, Ltd., Sponsored ADR ^	1,381,371

Hotels, Restaurants & Leisure (0.6%):
680,100	Genting Berhard	1,936,785

Household Products (1.4%):
8,004	LG Household & Health Care, Ltd.	4,560,684

Independent Power Producers & Energy Traders (1.1%):
1,570,000	China Resources Power Holdings Co.	3,430,277

Industrial Conglomerates (1.8%):
47,819	Industries Qatar Q.S.C.	1,839,923
854,700	Sime Darby Berhad	2,740,992
61,900	SM Investments Corp.	1,079,623

		5,660,538

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance (1.6%):
1,221,800	China Pacific Insurance Group Co., Ltd., Class H	$3,676,662
6,463	Samsung Fire & Marine Insurance Co., Ltd.	1,386,566

		5,063,228

Internet Software & Services (3.8%):
27,500	Baidu, Inc., Sponsored ADR *	3,212,550
11,680	Daum Communications Corp.	1,192,575
44,269	Mail.ru Group, Ltd., Sponsored GDR, Registered Shares	1,477,857
189,200	Tencent Holdings, Ltd.	6,410,697

		12,293,679

IT Services (0.5%):
69,638	Tata Consultancy Services, Ltd.	1,708,505

Machinery (0.9%):
100,056	Iochpe-Maxion SA	1,312,356
546,799	Weichai Power Co., Ltd., Class H ^	1,668,810

		2,981,166

Media (1.8%):
101,140	Cheil Worldwide, Inc.	2,145,188
236,518	Cyfrowy Polsat SA *	1,087,716
40,375	Naspers, Ltd.	2,503,771

		5,736,675

Metals & Mining (3.5%):
54,271	AngloGold Ashanti, Ltd.	1,908,058
167,100	Gerdau SA, Sponsored ADR	1,589,121
518,600	Grupo Mexico SAB de C.V., Series B	1,714,334
76,671	Polymetal International plc	1,347,661
25,100	Southern Copper Corp. ^	862,436
217,100	Vale SA, Sponsored ADR	3,886,090

		11,307,700

Multiline Retail (1.4%):
85,700	Almacenes Exito SA	1,405,074
8,540	Hyundai Department Store Co., Ltd.	1,169,960
59,500	Lojas Renner SA	1,975,993

		4,551,027

Oil, Gas & Consumable Fuels (13.2%):
4,814,000	China Petroleum & Chemical Corp. (Sinopec), H Shares	4,472,834
3,705,000	CNOOC, Ltd.	7,527,414
38,600	Ecopetrol SA, Sponsored ADR	2,274,698
118,810	LUKOIL, Sponsored ADR	7,311,567
620,632	OAO Gazprom, Sponsored GDR	6,262,177
69,304	Petroleo Brasileiro SA, Sponsored ADR	1,529,539
65,801	Petroleo Brasileiro SA, Sponsored ADR	1,509,475
395,900	PTT PCL	4,210,473
50,186	Reliance Industries, Ltd.	795,307
32,842	Sasol, Ltd.	1,464,782
17,784	SK Energy Co., Ltd.	2,671,804
77,500	Ultrapar Participacoes SA	1,734,715
44,700	Ultrapar Participacoes SA, Sponsored ADR	997,257

		42,762,042

Personal Products (0.8%):
263,500	Hengan International Group Co., Ltd.	2,493,945

Shares or Principal Amount		Fair Value
Common Stocks, continued
Pharmaceuticals (0.9%):
170,293	Lupin, Ltd.	$1,921,236
5,996	Richter Gedeon Nyrt.	1,050,009

		2,971,245

Real Estate Management & Development (2.9%):
2,825,500	Ayala Land, Inc.	1,613,360
186,500	BR Malls Participacoes SA	2,568,574
157,314	BR Properties SA	2,045,509
1,278,000	China Overseas Land & Investment, Ltd. ^	3,238,233

		9,465,676

Road & Rail (0.4%):
67,147	Globaltrans Investment plc	1,394,891

Semiconductors & Semiconductor Equipment (9.4%):
181,000	MediaTek, Inc.	1,904,179
149,000	Radiant Opto-Electronics Corp.	646,443
16,774	Samsung Electronics Co., Ltd.	20,197,027
2,514,110	Taiwan Semiconductor Manufacturing Co., Ltd.	7,668,279

		30,415,928

Specialty Retail (1.5%):
1,142,000	Belle International Holdings, Ltd.	2,057,093
58,926	Cia. Hering	1,317,512
37,822	Foschini, Ltd. (The)	577,153
52,215	Mr. Price Group, Ltd.	791,609

		4,743,367

Transportation Infrastructure (1.3%):
332,756	Companhia de Concessoes Rodoviarias	2,962,210
254,007	TAV Havalimanlari Holding AS	1,259,889

		4,222,099

Wireless Telecommunication Services (7.2%):
192,100	Advanced Info Service PCL	1,334,103
92,527	America Movil SAB de C.V., Sponsored ADR, Series L	2,353,887
1,798,600	Axiata Group Berhad	3,823,674
639,500	China Mobile, Ltd.	7,070,638
119,900	Mobile TeleSystems, Sponsored ADR	2,100,648
14,459	SK Telecom Co., Ltd.	1,902,559
637,100	Taiwan Mobile Co., Ltd.	2,324,141
33,000	Tim Participacoes SA, Sponsored ADR	634,260
307,255	Turkcell Iletisim Hizmetleri AS *	1,874,911

		23,418,821

Total Common Stocks (Cost $256,674,482)		311,516,591

Preferred Stocks (2.0%):
Beverages (1.2%):
101,193	Companhia de Bebidas das Americas, Sponsored ADR, Preferred Shares	3,872,656

Metals & Mining (0.8%):
152,300	Vale SA, Sponsored ADR, Preferred Shares	2,643,928

Total Preferred Stocks (Cost $4,610,630)		6,516,584

Securities Held as Collateral for Securities on Loan (2.6%):
$8,248,688	Allianz Variable Insurance Products Securities Lending Collateral Trust(a)	8,248,688

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Schroder Emerging Markets Equity Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Securities Held as Collateral for Securities on Loan, continued
Total Securities Held as Collateral for Securities on Loan (Cost $8,248,688)		8,248,688

Unaffiliated Investment Company (1.4%):
4,503,065	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (b)	$4,503,065

Total Unaffiliated Investment Company (Cost $4,503,065)		4,503,065

Total Investment Securities (Cost $274,036,865)(c) — 102.3%		330,784,928
Net other assets (liabilities) — (2.3)%		(7,387,551)

Net Assets — 100.0%		$323,397,377

Percentages indicated are based on net assets as of September 30, 2012.

ADR	American Depositary Receipt
GDR	Global Depository Receipt
*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $7,795,077.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(b)	The rate represents the effective yield at September 30, 2012.
(c)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2012:

Country	Percentage
Belize	0.6%
Bermuda	0.4
Brazil	11.5
British Virgin Islands	0.4
Cayman Islands	2.1
China	5.0
Colombia	1.2
Cyprus	0.4
Egypt	1.1
Hong Kong	11.5
Hungary	0.3
India	4.8
Indonesia	1.6
Malaysia	3.6
Mexico	3.5
Philippines	0.9
Poland	0.3
Qatar	0.6
Republic of Korea (South)	18.0
Russian Federation	7.6
South Africa	3.5
Switzerland	1.1
Taiwan	6.8
Thailand	5.6
Turkey	3.1
United States	4.5

100.0%

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks (99.0%):
Aerospace & Defense (2.1%):
20,332	AAR Corp.	$333,851
9,578	Aerovironment, Inc. *	224,796
4,314	American Science & Engineering, Inc.	283,041
11,638	Ceradyne, Inc.	284,316
8,129	Cubic Corp.	406,938
23,797	Curtiss-Wright Corp.	778,162
8,204	Engility Holdings, Inc. *^	151,364
30,496	Gencorp, Inc. *^	289,407
22,962	Moog, Inc., Class A *	869,571
2,475	National Presto Industries, Inc. ^	180,378
29,928	Orbital Sciences Corp. *	435,752
18,666	Teledyne Technologies, Inc. *	1,183,238

		5,420,814

Air Freight & Logistics (0.4%):
14,760	Forward Air Corp.	448,852
18,092	Hub Group, Inc., Class A *	536,970

		985,822

Airlines (0.3%):
7,701	Allegiant Travel Co. *	487,936
25,961	SkyWest, Inc.	268,177

		756,113

Auto Components (0.3%):
9,415	Drew Industries, Inc. *	284,427
16,299	Spartan Motors, Inc.	81,495
10,001	Standard Motor Products, Inc.	184,219
11,589	Superior Industries International, Inc.	198,056

		748,197

Automobiles (0.1%):
14,763	Winnebago Industries, Inc. *	186,457

Beverages (0.2%):
4,237	Boston Beer Co., Inc. (The), Class A *^	474,417

Biotechnology (1.0%):
30,170	ArQule, Inc. *	154,169
32,366	Cubist Pharmaceuticals, Inc. *	1,543,211
13,014	Emergent Biosolutions, Inc. *	184,929
23,043	Momenta Pharmaceuticals, Inc. *	335,736
25,897	Spectrum Pharmaceuticals, Inc. *^	302,995

		2,521,040

Building Products (1.3%):
19,684	A.O. Smith Corp.	1,132,617
9,421	AAON, Inc.	185,500
14,423	Apogee Enterprises, Inc.	282,979
14,938	Gibraltar Industries, Inc. *	191,505
23,404	Griffon Corp.	241,061
9,835	NCI Building Systems, Inc. *	98,645
18,709	Quanex Building Products Corp.	352,478
20,248	Simpson Manufacturing Co., Inc.	579,498
10,008	Universal Forest Products, Inc.	415,732

		3,480,015

Capital Markets (1.3%):
10,284	Calamos Asset Management, Inc., Class A	119,706
20,592	Financial Engines, Inc. *^	490,707
16,461	HFF, Inc., Class A *	245,269
19,599	Investment Technology Group, Inc. *	170,511
8,274	Piper Jaffray Cos., Inc. *	210,573

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
73,313	Prospect Capital Corp. ^	$844,566
25,313	Stifel Financial Corp. *	850,517
13,908	SWS Group, Inc. *	84,978
2,968	Virtus Investment Partners, Inc. *	255,248

		3,272,075

Chemicals (2.5%):
14,994	A. Schulman, Inc.	357,157
12,027	American Vanguard Corp.	418,540
14,848	Balchem Corp.	545,367
28,897	Calgon Carbon Corp. *	413,516
25,305	H.B. Fuller Co.	776,357
4,632	Hawkins, Inc. ^	192,460
11,059	Innophos Holdings, Inc.	536,251
10,540	Koppers Holdings, Inc.	368,162
16,371	Kraton Performance Polymers, Inc. *	427,283
9,517	LSB Industries, Inc. *	417,511
16,347	OM Group, Inc. *	303,073
44,780	PolyOne Corp.	742,005
6,591	Quaker Chemical Corp.	307,602
4,227	Stepan Co.	406,299
12,197	Tredegar Corp.	216,375
11,203	Zep, Inc.	169,389

		6,597,347

Commercial Banks (6.2%):
14,902	Bank of the Ozarks, Inc.	513,672
39,541	BBCN Bancorp, Inc. *	498,612
39,996	Boston Private Financial Holdings, Inc.	383,562
7,507	City Holding Co. ^	269,051
20,148	Columbia Banking System, Inc.	373,544
20,007	Community Bank System, Inc.	563,997
44,610	CVB Financial Corp.	532,643
70,824	F.N.B. Corp.	793,937
35,471	First Bancorp *	156,782
53,219	First Commonwealth Financial Corp.	375,194
29,659	First Financial Bancorp	501,534
15,239	First Financial Bankshares, Inc. ^	549,061
37,980	First Midwest Bancorp, Inc.	476,649
36,457	Glacier Bancorp, Inc.	568,000
15,889	Hanmi Financial Corp. *	203,538
11,672	Home Bancshares, Inc.	397,898
10,991	Independent Bank Corp. ^	330,719
61,453	National Penn Bancshares, Inc.	559,837
17,094	NBT Bancorp, Inc.	377,265
51,369	Old National Bancorp	699,132
16,419	PacWest Bancorp	383,712
16,659	Pinnacle Financial Partners, Inc. *	321,852
29,905	PrivateBancorp, Inc.	478,181
14,594	S & T Bancorp, Inc. ^	257,000
8,412	Simmons First National Corp., Class A	204,874
15,616	Sterling Bancorp	154,911
94,735	Susquehanna Bancshares, Inc.	990,928
20,335	Texas Capital Bancshares, Inc. *	1,010,853
5,790	Tompkins Financial Corp.	234,611
16,455	UMB Financial Corp.	801,029
56,717	Umpqua Holdings Corp.	731,082
15,971	United Bankshares, Inc. ^	397,838
23,367	United Community Banks, Inc. *	196,049
31,402	Wilshire Bancorp, Inc. *	197,833
18,432	Wintrust Financial Corp.	692,490

		16,177,870

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies (2.6%):
25,558	ABM Industries, Inc.	$483,813
4,230	Consolidated Graphics, Inc. *	110,361
11,689	Encore Capital Group, Inc. *	330,331
9,582	G & K Services, Inc., Class A	300,012
31,155	Geo Group, Inc. (The)	862,059
34,089	Healthcare Services Group, Inc.	779,616
29,285	Interface, Inc.	386,855
19,224	Mobile Mini, Inc. *	321,233
8,586	Portfolio Recovery Associates, Inc. *	896,636
19,735	Sykes Enterprises, Inc. *	265,238
32,267	Tetra Tech, Inc. *	847,332
7,621	UniFirst Corp.	509,007
20,517	United Stationers, Inc.	533,852
10,226	Viad Corp.	213,314

		6,839,659

Communications Equipment (1.4%):
57,405	Arris Group, Inc. *	734,210
5,415	Bel Fuse, Inc., Class B	101,152
8,652	Black Box Corp.	220,712
9,065	Comtech Telecommunications Corp.	250,557
13,013	Digi International, Inc. *	132,212
59,340	Harmonic, Inc. *	269,404
19,288	NETGEAR, Inc. *	735,644
9,629	Oplink Communications, Inc. *	159,264
8,436	PC-Tel, Inc.	59,474
21,028	Symmetricom, Inc. *	146,565
20,152	ViaSat, Inc. *^	753,282

		3,562,476

Computers & Peripherals (0.7%):
24,153	3D Systems Corp. *^	793,426
15,336	Avid Technology, Inc. *	145,078
28,362	Intermec, Inc. *	176,128
11,911	Intevac, Inc. *	72,776
16,347	Novatel Wireless, Inc. *	32,367
13,453	Super Micro Computer, Inc. *	161,840
16,835	Synaptics, Inc. *^	404,377

		1,785,992

Construction & Engineering (0.7%):
19,924	Aegion Corp. *	381,744
18,890	Comfort Systems USA, Inc.	206,468
16,963	Dycom Industries, Inc. *	243,928
33,743	Emcor Group, Inc.	963,025
13,731	Orion Marine Group, Inc. *	102,021

		1,897,186

Construction Materials (0.7%):
23,302	Eagle Materials, Inc.	1,077,951
30,838	Headwaters, Inc. *	202,914
10,570	Texas Industries, Inc. *^	429,670

		1,710,535

Consumer Finance (0.8%):
14,881	Cash America International, Inc.	573,960
22,832	EZCORP, Inc., Class A *	523,538
13,404	First Cash Financial Services, Inc. *	616,718
6,628	World Acceptance Corp. *^	447,059

		2,161,275

Shares		Fair Value
Common Stocks, continued
Containers & Packaging (0.1%):
15,904	Myers Industries, Inc.	$248,421

Distributors (0.4%):
23,747	Pool Corp.	987,400
9,506	VOXX International Corp. *	71,105

		1,058,505

Diversified Consumer Services (0.9%):
9,162	American Public Education *^	333,772
6,056	Capella Education Co. *	212,323
25,254	Career Education Corp. *	95,208
15,872	Coinstar, Inc. *^	713,922
40,364	Corinthian Colleges, Inc. *	96,066
31,726	Hillenbrand, Inc.	577,096
10,300	Lincoln Educational Services Corp.	43,260
10,847	Universal Technical Institute, Inc.	148,604

		2,220,251

Diversified Financial Services (0.3%):
20,688	Interactive Brokers Group, Inc., Class A	290,046
18,856	MarketAxess Holdings, Inc.	595,849

		885,895

Diversified Telecommunication Services (0.5%):
4,700	Atlantic Tele-Network, Inc.	202,006
15,392	Cbeyond, Inc. *	151,765
100,039	Cincinnati Bell, Inc. *	570,222
16,610	General Communication, Inc., Class A *	162,778
7,755	Lumos Networks Corp. ^	60,954
15,399	Neutral Tandem, Inc. *	144,443

		1,292,168

Electric Utilities (1.2%):
17,467	ALLETE, Inc.	729,073
20,333	El Paso Electric Co.	696,405
25,683	UIL Holdings Corp.	920,992
20,918	UNS Energy Corp.	875,628

		3,222,098

Electrical Equipment (1.7%):
12,812	AZZ, Inc.	486,600
22,779	Belden CDT, Inc.	840,090
24,084	Brady Corp., Class A	705,180
9,486	Encore Wire Corp.	277,560
24,343	EnerSys *	859,064
9,716	Franklin Electric Co., Inc.	587,721
27,667	II-VI, Inc. *	526,226
4,581	Powell Industries, Inc. *	177,147
10,105	Vicor Corp. *	67,400

		4,526,988

Electronic Equipment, Instruments & Components (4.0%):
7,344	Agilysys, Inc. *	63,158
14,025	Anixter International, Inc.	805,877
7,177	Badger Meter, Inc.	261,171
28,619	Benchmark Electronics, Inc. *	437,012
35,146	Brightpoint, Inc. *	315,611
20,414	Checkpoint Systems, Inc. *	169,028
20,290	Cognex Corp.	701,628
17,200	CTS Corp.	173,204
18,616	Daktronics, Inc.	177,038
9,571	DTS, Inc. *	222,813
12,610	Electro Scientific Industries, Inc.	154,094

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
8,599	FARO Technologies, Inc. *	$355,311
19,303	FEI Co.	1,032,710
22,537	Insight Enterprises, Inc. *	393,947
11,066	Littlelfuse, Inc.	625,672
7,805	Measurement Specialties, Inc. *	257,409
15,638	Mercury Computer Systems, Inc. *	166,076
18,109	Methode Electronics, Inc.	175,838
8,164	MTS Systems Corp.	437,182
19,287	Newport Corp. *	213,314
9,504	OSI Systems, Inc. *	739,791
9,902	Park Electrochemical Corp.	245,867
17,731	Plexus Corp. *	537,072
21,406	Pulse Electronics Corp.	17,553
11,890	RadiSys Corp. *	42,804
14,518	Rofin-Sinar Technologies, Inc. *	286,440
8,325	Rogers Corp. *	352,647
13,992	ScanSource, Inc. *	448,024
13,427	SYNNEX Corp. *	437,452
26,560	TTM Technologies, Inc. *	250,461

		10,496,204

Energy Equipment & Services (2.2%):
14,172	Basic Energy Services, Inc. *^	159,010
18,123	Bristow Group, Inc.	916,118
32,873	Exterran Holdings, Inc. *	666,664
7,263	Gulf Island Fabrication, Inc.	202,420
16,215	Hornbeck Offshore Services, Inc. *	594,280
61,210	ION Geophysical Corp. *	424,797
17,042	Lufkin Industries, Inc.	917,201
12,997	Matrix Service Co. *	137,378
3,239	OYO Geospace Corp. *	396,486
31,517	Pioneer Energy Services Corp. *	245,517
10,125	SEACOR Holdings, Inc. *	844,020
39,527	TETRA Technologies, Inc. *	239,138

		5,743,029

Food & Staples Retailing (1.2%):
8,840	Andersons, Inc. (The)	332,914
19,419	Casey’s General Stores, Inc.	1,109,602
6,176	Nash Finch Co.	126,114
10,941	Spartan Stores, Inc.	167,507
24,788	United Natural Foods, Inc. *	1,448,858

		3,184,995

Food Products (2.5%):
24,527	B&G Foods, Inc.	743,413
7,098	Cal-Maine Foods, Inc. ^	318,984
6,453	Calavo Growers, Inc. ^	161,325
59,627	Darling International, Inc. *	1,090,578
11,163	Diamond Foods, Inc. ^	210,088
22,793	Hain Celestial Group, Inc. *	1,435,959
7,573	J & J Snack Foods Corp.	434,160
10,127	Sanderson Farms, Inc.	449,335
4,357	Seneca Foods Corp., Class A *	130,100
24,327	Snyders-Lance, Inc.	608,175
18,332	TreeHouse Foods, Inc. *	962,430

		6,544,547

Gas Utilities (2.0%):
10,679	Laclede Group, Inc. (The)	459,197
21,083	New Jersey Resources Corp.	963,915
13,600	Northwest Natural Gas Co.	669,664

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
36,558	Piedmont Natural Gas Co., Inc. ^	$1,187,404
15,647	South Jersey Industries, Inc.	828,196
23,387	Southwest Gas Corp.	1,033,705

		5,142,081

Health Care Equipment & Supplies (3.5%):
10,523	Abaxis, Inc. *	377,986
36,295	Align Technology, Inc. *	1,341,826
6,217	Analogic Corp.	485,983
10,804	Cantel Medical Corp.	292,572
14,402	CONMED Corp.	410,457
13,121	CryoLife, Inc.	88,173
12,082	Cyberonics, Inc. *	633,338
12,033	Greatbatch, Inc. *	292,763
12,998	Haemonetics Corp. *	1,042,440
6,362	ICU Medical, Inc. *	384,774
9,932	Integra LifeSciences Holdings *	408,205
14,857	Invacare Corp.	210,078
20,951	Meridian Bioscience, Inc. ^	401,840
20,256	Merit Medical Systems, Inc. *	302,422
15,112	Natus Medical, Inc. *	197,514
11,336	Neogen Corp. *	484,047
22,029	NuVasive, Inc. *	504,684
9,330	Palomar Medical Technologies, Inc. *	88,075
6,130	Surmodics, Inc. *	123,949
18,512	Symmetry Medical, Inc. *	183,084
17,253	West Pharmaceutical Services, Inc.	915,617

		9,169,827

Health Care Providers & Services (3.3%):
5,878	Air Methods Corp. *	701,657
4,170	Almost Family, Inc. *	88,738
15,516	Amedisys, Inc. *	214,276
20,620	AMN Healthcare Services, Inc. *^	207,437
15,959	AmSurg Corp. *	452,916
12,268	Bio-Reference Laboratories, Inc. *^	350,619
26,137	Centene Corp. *	977,785
9,699	Chemed Corp.	672,044
3,080	CorVel Corp. *	137,830
15,368	Cross Country Healthcare, Inc. *	72,537
8,805	Ensign Group, Inc. (The)	269,477
14,632	Gentiva Health Services, Inc. *	165,634
17,331	Hanger Orthopedic Group, Inc. *	494,453
16,867	Healthways, Inc. *	197,513
8,434	IPC The Hospitalist Co. *	385,434
26,899	Kindred Healthcare, Inc. *	306,111
4,771	Landauer, Inc.	284,924
7,639	LHC Group, Inc. *	141,092
13,868	Magellan Health Services, Inc. *	715,728
15,092	Molina Healthcare, Inc. *	379,564
6,096	MWI Veterinary Supply, Inc. *	650,321
14,894	PharMerica Corp. *	188,558
25,437	PSS World Medical, Inc. *	579,455

		8,634,103

Health Care Technology (0.6%):
5,323	Computer Programs & Systems, Inc.	295,693
9,964	HealthStream, Inc. *	283,575
11,133	Medidata Solutions, Inc. *	462,019
16,951	Omnicell, Inc. *	235,619
20,176	Quality Systems, Inc. ^	374,265

		1,651,171

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure (3.2%):
617	Biglari Holdings, Inc. *	$225,242
12,484	BJ’s Restaurants, Inc. *^	566,149
28,496	Boyd Gaming Corp. *^	201,182
9,422	Buffalo Wild Wings, Inc. *	807,842
8,611	CEC Entertainment, Inc. ^	259,363
11,779	Cracker Barrel Old Country Store, Inc.	790,489
7,853	DineEquity, Inc. *	439,768
19,651	Interval Leisure Group, Inc.	371,993
22,595	Jack in the Box, Inc. *	635,145
10,074	Marcus Corp.	111,821
14,455	Marriott Vacations Worldwide Corp. *	520,669
5,156	Monarch Casino & Resort, Inc. *	44,909
14,083	Multimedia Games, Inc. *	221,526
8,965	Papa John’s International, Inc. *	478,821
6,685	Peet’s Coffee & Tea, Inc. *^	490,278
31,551	Pinnacle Entertainment, Inc. *	386,500
6,666	Red Robin Gourmet Burgers *	217,045
30,851	Ruby Tuesday, Inc. *	223,670
17,807	Ruth’s Hospitality Group, Inc. *	113,431
28,355	Shuffle Master, Inc. *	448,292
27,932	Sonic Corp. *	286,862
29,771	Texas Roadhouse, Inc.	509,084

		8,350,081

Household Durables (1.5%):
17,311	American Greetings Corp., Class A ^	290,825
5,763	Blyth, Inc. ^	149,780
13,109	Ethan Allen Interiors, Inc. ^	287,349
16,084	Helen of Troy, Ltd. *	511,954
13,254	iRobot Corp. *^	301,661
26,493	La-Z-Boy, Inc. *	387,593
10,343	M/I Homes, Inc. *	200,034
15,613	Meritage Corp. *	593,762
22,668	Ryland Group, Inc. (The)	680,040
56,012	Standard Pacific Corp. *^	378,641
7,578	Universal Electronics, Inc. *	133,221

		3,914,860

Household Products (0.3%):
21,084	Central Garden & Pet Co., Class A *	254,695
7,574	WD-40 Co.	398,695

		653,390

Industrial Conglomerates (0.1%):
6,371	Standex International Corp.	283,191

Insurance (2.3%):
9,162	Amerisafe, Inc. *	248,657
10,037	eHealth, Inc. *	188,395
15,039	Employers Holdings, Inc. ^	275,665
20,012	Horace Mann Educators Corp.	362,417
5,960	Infinity Property & Casualty Corp.	359,924
24,065	Meadowbrook Insurance Group, Inc.	185,060
20,147	National Financial Partners Corp. *	340,484
5,381	Navigators Group, Inc. *	264,880
10,826	Presidential Life Corp.	150,806
15,546	ProAssurance Corp.	1,405,980
8,604	RLI Corp.	573,543
6,500	Safety Insurance Group, Inc.	298,220
27,849	Selective Insurance Group, Inc.	528,853
9,159	Stewart Information Services Corp. ^	184,462
17,653	Tower Group, Inc.	342,292
11,079	United Fire Group, Inc.	278,304

		5,987,942

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail (0.2%):
6,261	Blue Nile, Inc. *^	$232,220
14,354	Nutri/System, Inc. ^	151,148
10,324	PetMed Express, Inc. ^	103,653

		487,021

Internet Software & Services (2.0%):
20,473	Blucora, Inc. *	364,624
16,433	comScore, Inc. *	250,603
21,617	DealerTrack Holdings, Inc. *	602,033
26,779	Dice Holdings, Inc. *^	225,479
18,219	Digital River, Inc. *	303,529
21,829	j2 Global, Inc. ^	716,428
12,255	Liquidity Services, Inc. *^	615,324
25,382	LivePerson, Inc. *	459,668
11,281	LogMeIn, Inc. *	253,033
11,455	OpenTable, Inc. *^	476,528
16,705	Perficient, Inc. *	201,629
12,974	QuinStreet, Inc. *^	108,852
7,479	Stamps.com, Inc. *	173,064
45,734	United Online, Inc.	252,452
12,775	XO Group, Inc. *	106,671

		5,109,917

IT Services (1.9%):
11,489	CACI International, Inc., Class A *^	595,015
22,410	Cardtronics, Inc. *	667,370
34,519	CIBER, Inc. *	119,781
17,145	CSG Systems International, Inc. *	385,591
13,123	Exlservice Holdings, Inc. *	387,129
7,419	Forrester Research, Inc.	213,445
19,713	Heartland Payment Systems, Inc.	624,508
16,596	Higher One Holdings, Inc. *^	223,714
15,301	iGATE Corp. *	278,019
17,262	Maximus, Inc.	1,030,887
4,148	NCI, Inc., Class A *^	28,538
11,766	TeleTech Holdings, Inc. *	200,610
10,059	Virtusa Corp. *	178,748

		4,933,355

Leisure Equipment & Products (0.8%):
6,660	Arctic Cat, Inc. *	276,123
45,328	Brunswick Corp.	1,025,773
32,831	Callaway Golf Co.	201,582
10,659	JAKKS Pacific, Inc. ^	155,302
9,710	Sturm, Ruger & Co., Inc. ^	480,548

		2,139,328

Life Sciences Tools & Services (0.6%):
35,594	Affymetrix, Inc. *^	154,122
14,957	Cambrex Corp. *	175,446
16,489	Enzo Biochem, Inc. *	33,638
19,362	Luminex Corp. *	376,397
30,516	PAREXEL International Corp. *	938,672

		1,678,275

Machinery (3.8%):
36,932	Actuant Corp., Class A	1,056,994
14,605	Albany International Corp., Class A	320,872
10,619	Astec Industries, Inc. *	335,667
23,800	Barnes Group, Inc.	595,238
24,394	Briggs & Stratton Corp. ^	455,436

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
4,266	Cascade Corp.	$233,521
8,847	CIRCOR International, Inc.	333,974
10,494	EnPro Industries, Inc. *	377,889
13,550	ESCO Technologies, Inc.	526,417
31,399	Federal Signal Corp. *	198,442
14,601	John Bean Technologies Corp.	238,434
16,272	Kaydon Corp.	363,516
6,449	Lindsay Corp. ^	464,135
8,634	Lydall, Inc. *	121,653
19,395	Mueller Industries, Inc.	881,891
21,634	Robbins & Myers, Inc.	1,289,386
9,375	Tennant Co.	401,438
29,853	Toro Co.	1,187,552
14,076	Watts Water Technologies, Inc., Class A	532,495

		9,914,950

Media (0.6%):
13,181	Arbitron, Inc.	499,560
13,096	Digital Generation, Inc. *^	148,771
14,630	E.W. Scripps Co. (The), Class A *	155,809
22,273	Harte-Hanks, Inc.	154,352
71,757	Live Nation, Inc. *	617,828

		1,576,320

Metals & Mining (1.4%):
8,395	A.M. Castle & Co. *^	104,854
56,244	AK Steel Holding Corp. ^	269,971
12,781	AMCOL International Corp.	433,020
26,341	Century Aluminum Co. *	188,338
32,330	Globe Specialty Metals, Inc.	492,063
6,246	Haynes International, Inc.	325,729
8,516	Kaiser Aluminum Corp.	497,249
10,309	Materion Corp.	245,354
4,683	Olympic Steel, Inc.	79,049
15,399	RTI International Metals, Inc. *	368,652
35,517	SunCoke Energy, Inc. *	572,534

		3,576,813

Multi-Utilities (0.7%):
29,790	Avista Corp.	766,795
7,573	CH Energy Group, Inc.	493,835
18,857	NorthWestern Corp.	683,189

		1,943,819

Multiline Retail (0.2%):
17,290	Fred’s, Inc. ^	246,037
21,226	Tuesday Morning Corp. *	139,030

		385,067

Oil, Gas & Consumable Fuels (1.8%):
16,800	Approach Resources, Inc. *^	506,184
30,938	Cloud Peak Energy, Inc. *	559,978
22,854	Comstock Resources, Inc. *	420,057
6,508	Contango Oil & Gas Co. *	319,803
25,123	Gulfport Energy Corp. *	785,345
12,930	Overseas Shipholding Group, Inc. ^	85,338
15,334	PDC Energy, Inc. *	485,014
23,145	Penn Virginia Corp.	143,499
28,795	PetroQuest Energy, Inc. *^	193,214
25,105	Stone Energy Corp. *	630,638
21,733	Swift Energy Co. *	453,785

		4,582,855

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (1.1%):
20,248	Buckeye Technologies, Inc.	$649,151
11,796	Clearwater Paper Corp. *	487,293
5,530	Deltic Timber Corp.	360,888
19,562	KapStone Paper & Packaging Corp. *	437,993
7,988	Neenah Paper, Inc.	228,776
15,818	Schweitzer-Mauduit International, Inc.	521,836
23,796	Wausau Paper Corp.	220,351

		2,906,288

Personal Products (0.3%):
8,183	Inter Parfums, Inc.	149,749
6,977	Medifast, Inc. *^	182,448
25,576	Prestige Brands Holdings, Inc. *	433,769

		765,966

Pharmaceuticals (1.9%):
34,240	Akorn, Inc. *	452,653
5,483	Hi-Tech Pharmacal Co., Inc. *	181,542
27,226	Medicines Co. (The) *	702,703
18,672	Par Pharmaceutical Cos., Inc. *	933,227
30,208	Questcor Pharmaceuticals, Inc. *^	558,848
25,380	Salix Pharmaceuticals, Ltd. *	1,074,589
34,934	ViroPharma, Inc. *	1,055,705

		4,959,267

Professional Services (1.0%):
7,039	CDI Corp.	119,874
15,116	Dolan Co. (The) *	81,324
6,638	Exponent, Inc. *	378,963
8,527	Heidrick & Struggles International, Inc.	108,634
11,316	Insperity, Inc.	285,503
13,930	Kelly Services, Inc., Class A	175,518
26,162	Navigant Consulting, Inc. *	289,090
21,876	On Assignment, Inc. *	435,770
21,450	Resources Connection, Inc.	281,210
20,384	Trueblue, Inc. *	320,436

		2,476,322

Real Estate Investment Trusts (REITs) (8.0%):
23,363	Acadia Realty Trust	579,870
28,139	Cedar Shopping Centers, Inc.	148,574
42,081	Colonial Properties Trust	885,805
46,290	Cousins Properties, Inc.	367,543
98,927	DiamondRock Hospitality, Co.	952,667
14,791	EastGroup Properties, Inc.	786,881
23,745	Entertainment Properties Trust	1,054,990
49,195	Extra Space Storage, Inc.	1,635,734
36,608	Franklin Street Properties Corp.	405,251
13,653	Getty Realty Corp. ^	245,071
43,596	Healthcare Realty Trust, Inc.	1,004,888
39,390	Inland Real Estate Corp.	324,967
37,485	Kilroy Realty Corp.	1,678,578
31,049	Kite Realty Group Trust	158,350
43,732	LaSalle Hotel Properties	1,167,207
67,770	Lexington Realty Trust ^	654,658
15,431	LTC Properties, Inc.	491,477
68,719	Medical Properties Trust, Inc.	718,114
20,840	Mid-America Apartment Communities, Inc.	1,361,060
11,036	Parkway Properties, Inc.	147,551
26,857	Pennsylvania Real Estate Investment Trust	425,952

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
27,477	Post Properties, Inc.	$1,317,797
9,136	PS Business Parks, Inc.	610,468
18,773	Sabra Health Care REIT, Inc.	375,648
6,419	Saul Centers, Inc.	285,004
14,929	Sovran Self Storage, Inc.	863,643
47,599	Tanger Factory Outlet Centers, Inc.	1,538,876
6,388	Universal Health Realty Income Trust	293,720
11,928	Urstadt Biddle Properties, Inc., Class A	241,303

		20,721,647

Real Estate Management & Development (0.1%):
17,496	Forestar Group, Inc. *	291,483

Road & Rail (0.7%):
12,398	Arkansas Best Corp.	98,192
23,611	Heartland Express, Inc.	315,443
29,915	Knight Transportation, Inc.	427,785
35,813	Old Dominion Freight Line, Inc. *	1,080,120

		1,921,540

Semiconductors & Semiconductor Equipment (4.4%):
18,007	Advanced Energy Industries, Inc. *	221,846
16,232	ATMI, Inc. *	301,428
33,469	Brooks Automation, Inc.	268,756
11,886	Cabot Microelectronics Corp.	417,674
11,298	CEVA, Inc. *	162,465
32,746	Cirrus Logic, Inc. *	1,257,119
11,804	Cohu, Inc.	110,840
15,741	Cymer, Inc. *	803,735
18,330	Diodes, Inc. *	311,793
11,071	DSP Group, Inc. *	65,762
44,797	Entropic Communications, Inc. *^	260,719
23,155	Exar Corp. *	185,240
60,133	GT Advanced Technologies, Inc. *^	327,725
13,793	Hittite Microwave Corp. *	765,098
31,953	Kopin Corp. *	120,143
37,577	Kulicke & Soffa Industries, Inc. *	390,801
24,661	Micrel, Inc.	256,968
45,096	Microsemi Corp. *	905,077
26,802	MKS Instruments, Inc.	683,183
15,710	Monolithic Power Systems, Inc. *	310,272
10,725	Nanometrics, Inc. *	148,112
11,160	Pericom Semiconductor Corp. *	96,925
14,612	Power Integrations, Inc.	444,643
8,780	Rubicon Technology, Inc. *^	84,112
16,232	Rudolph Technologies, Inc. *	170,436
16,719	Sigma Designs, Inc. *	110,513
20,434	STR Holdings, Inc. *^	63,345
5,524	Supertex, Inc. *	98,769
26,351	Tessera Technologies, Inc.	360,482
83,483	TriQuint Semiconductor, Inc. *	421,589
13,394	Ultratech, Inc. *	420,304
19,848	Veeco Instruments, Inc. *^	595,837
12,905	Volterra Semiconductor Corp. *	282,232

		11,423,943

Software (3.5%):
22,896	Blackbaud, Inc.	547,672
18,663	Bottomline Technologies, Inc. *	460,790
21,245	CommVault Systems, Inc. *	1,247,082
16,174	Ebix, Inc. ^	381,868
16,192	EPIQ Systems, Inc.	217,297

Shares		Fair Value
Common Stocks, continued
Software, continued
7,518	Interactive Intelligence Group *	$225,916
21,700	JDA Software Group, Inc. *	689,626
10,198	Manhattan Associates, Inc. *	584,039
4,378	MicroStrategy, Inc., Class A *	586,958
18,616	Monotype Imaging Holdings, Inc.	290,223
18,179	NetScout Systems, Inc. *	463,746
7,721	OPNET Technologies, Inc.	263,055
32,114	Progress Software Corp. *	686,919
15,179	Sourcefire, Inc. *	744,226
13,789	Synchronoss Technologies, Inc. *	315,768
45,693	Take-Two Interactive Software, Inc. *	476,578
13,206	Tyler Technologies, Inc. *	581,328
14,690	VASCO Data Security International, Inc. *	137,792
18,594	Websense, Inc. *	290,996

		9,191,879

Specialty Retail (5.3%):
8,873	Big 5 Sporting Goods Corp.	88,286
20,815	Brown Shoe Co., Inc.	333,665
13,851	Buckle, Inc. (The) ^	629,251
23,375	Cabela’s, Inc., Class A *	1,278,145
13,745	Cato Corp.	408,364
12,240	Children’s Place Retail Stores, Inc. (The) *	734,400
18,947	Christopher & Banks Corp.	66,504
36,997	Coldwater Creek, Inc. *	30,708
25,854	Finish Line, Inc. (The), Class A	587,920
12,314	Genesco, Inc. *	821,713
10,897	Group 1 Automotive, Inc.	656,326
9,931	Haverty Furniture Co., Inc.	137,842
13,243	Hibbett Sports, Inc. *	787,296
21,296	Hot Topic, Inc.	185,275
14,155	Jos. A. Bank Clothiers, Inc. *	686,234
7,601	Kirkland’s, Inc. *	75,478
10,625	Lithia Motors, Inc., Class A	353,919
13,767	Lumber Liquidators Holdings, Inc. *^	697,712
11,959	MarineMax, Inc. *	99,140
24,255	Men’s Wearhouse, Inc. (The)	835,100
14,849	Monro Muffler Brake, Inc. ^	522,536
44,030	OfficeMax, Inc.	343,874
26,919	Pep Boys - Manny, Moe & Jack ^	274,035
7,923	Rue21, Inc. *^	246,802
28,600	Select Comfort Corp. *	902,330
18,726	Sonic Automotive, Inc., Class A ^	355,420
15,939	Stage Store, Inc.	335,675
13,784	Stein Mart, Inc. *	117,302
15,067	Vitamin Shoppe, Inc. *	878,707
13,284	Zale Corp. *	91,660
11,278	Zumiez, Inc. *^	312,739

		13,874,358

Textiles, Apparel & Luxury Goods (2.4%):
45,750	Crocs, Inc. *	741,608
57,326	Fifth & Pacific Cos., Inc. *	732,626
34,730	Iconix Brand Group, Inc. *	633,475
12,986	K-Swiss, Inc., Class A *^	44,542
11,990	Maidenform Brands, Inc. *	245,555
8,955	Movado Group, Inc.	301,963
7,225	Oxford Industries, Inc.	407,851
6,107	Perry Ellis International, Inc. *	134,659
63,380	Quiksilver Resources, Inc. *	210,422

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments, continued

September 30, 2012

(Unaudited)

Shares or Principal Amount		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
19,293	Skechers U.S.A., Inc., Class A *	$393,577
20,670	Steven Madden, Ltd. *	903,692
12,411	True Religion Apparel, Inc.	264,727
24,770	Wolverine World Wide, Inc.	1,099,045

		6,113,742

Thrifts & Mortgage Finance (1.0%):
22,446	Bank Mutual Corp.	102,129
35,619	Brookline Bancorp, Inc.	314,160
14,565	Dime Community Bancshares	210,319
49,618	Northwest Bancshares, Inc.	606,828
19,887	Oritani Financial Corp.	299,299
27,428	Provident Financial Services, Inc.	433,088
47,702	TrustCo Bank Corp.	272,855
17,951	ViewPoint Financial Group	344,121

		2,582,799

Tobacco (0.1%):
42,473	Alliance One International, Inc. *	137,188

Trading Companies & Distributors (0.5%):
21,281	Applied Industrial Technologies, Inc.	881,672
13,392	Kaman Corp., Class A	480,237
2,020	Lawson Products, Inc.	13,978

		1,375,887

Water Utilities (0.2%):
9,589	American States Water Co.	426,039

Wireless Telecommunication Services (0.1%):
7,604	NTELOS Holdings Corp.	132,082
10,700	USA Mobility, Inc.	127,009

		259,091

Total Common Stocks (Cost $208,144,961)		257,542,196

Right (0.0%):
Electronic Equipment, Instruments & Components (0.0%):
10,537	Gerber Scientific, Inc. (a)	—

Total Right (Cost $—)		—

Securities Held as Collateral for Securities on Loan (9.0%):
$23,509,135	Allianz Variable Insurance Products Securities Lending Collateral Trust(b)	23,509,135

Total Securities Held as Collateral for Securities on Loan (Cost $23,509,135)		23,509,135

Shares or Principal Amount		Fair Value
Unaffiliated Investment Company (1.2%):
3,069,496	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.00% (c)	$3,069,496

Total Unaffiliated Investment Company (Cost $3,069,496)		3,069,496

Total Investment Securities (Cost $234,723,592)(d) — 109.2%		284,120,827
Net other assets (liabilities) — (9.2)%		(23,881,735)

Net Assets — 100.0%		$260,239,092

Percentages indicated are based on net assets as of September 30, 2012.

*	Non-income producing security
^	This security or a partial position of the security was on loan as of September 30, 2012. The total value of securities on loan as of September 30, 2012 was $22,875,765.

(a)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2012. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2012.
(c)	The rate represents the effective yield at time of purchase.
(d)	See Federal Tax Information listed in the Notes to Schedules of Portfolio Investments.

Futures Contracts

Cash of $310,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2012:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
Russell 2000 Index Mini December Futures	Long	12/24/12	46	$3,838,240	$(6,365)

See Notes to Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 31 separate investment portfolios (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL Allianz AGIC Opportunity Fund

•	AZL BlackRock Capital Appreciation Fund

•	AZL BlackRock Global Allocation Fund

•	AZL Columbia Mid Cap Value Fund

•	AZL Columbia Small Cap Value Fund

•	AZL Davis New York Venture Fund

•	AZL Dreyfus Research Growth Fund

•	AZL MFS Value Fund (formerly known as AZL Eaton Vance Large Cap Value Fund)

•	AZL Enhanced Bond Index Fund

•	AZL Federated Clover Small Value Fund (formerly known as AZL Franklin Small Cap Value Fund)

•	AZL Franklin Templeton Founding Strategy Plus Fund

•	AZL Gateway Fund

•	AZL International Index Fund

•	AZL Invesco Equity and Income Fund

•	AZL Invesco Growth and Income Fund

•	AZL Invesco International Equity Fund

•	AZL JPMorgan International Opportunities Fund

•	AZL JPMorgan U.S. Equity Fund

•	AZL MFS Investors Trust Fund

•	AZL Mid Cap Index Fund

•	AZL Money Market Fund

•	AZL Morgan Stanley Global Real Estate Fund

•	AZL Morgan Stanley Mid Cap Growth Fund

•	AZL NFJ International Value Fund

•	AZL Oppenheimer Discovery Fund (formerly known as AZL Turner Quantitative Small Cap Growth Fund)

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

•	AZL Pyramis Core Bond Fund

•	AZL Russell 1000 Growth Index Fund

•	AZL Russell 1000 Value Index Fund

•	AZL S&P 500 Index Fund

•	AZL Schroder Emerging Markets Equity Fund

•	AZL Small Cap Stock Index Fund

The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. The Funds, with the exception of the AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund, offer a single class of shares. The AZL S&P 500 Index Fund and AZL Schroder Emerging Markets Equity Fund each offer Class 1 and Class 2.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions

Investment transactions are recorded not later than on the business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

Consolidation of Subsidiaries

The AZL BlackRock Global Allocation Fund’s primary vehicle for gaining exposure to the commodities markets is through investments in the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the AZL BlackRock Global Allocation Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

As of September 30, 2012, the AZL BlackRock Global Allocation Fund’s aggregate investment in the Subsidiary was $x,xxx,xxx, representing x.xx% of the AZL BlackRock Global Allocation Fund’s net assets.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

The AZL BlackRock Global Allocation Fund’s investments have been consolidated and include the portfolio holdings of the Subsidiary.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Floating Rate Loans

The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.
Structured Notes

The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. The terms of the structured notes may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured notes may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured note at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities.

Securities Purchased on a When-Issued Basis

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the Fund will segregate or designate cash or

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

liquid assets equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

Short Sales

The Funds may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Securities Lending

To generate additional income, the Funds may lend up to 33 1/3% of their assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Funds in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Funds bear all of the gains and losses on such investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Funds. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at September 30, 2012, are presented on the Fund’s Schedules.

Cash collateral received in connection with securities lending is invested in the Allianz Variable Insurance Products Securities Lending Collateral Trust (the “Securities Lending Collateral Trust”) managed by The Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The Securities Lending Collateral Trust invests in short-term investments that have a remaining maturity of 397 days or less as calculated in accordance with Rule 2a-7 under the 1940 Act.

Derivative Instruments

All open derivative positions at quarter end are reflected on the Funds’ Schedule of Portfolio Investments. The following is a description of the derivative instruments that the Funds may utilize, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

The Funds may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Futures Contracts

The Funds (except for the AZL Money Market Fund) may enter into futures contracts. The Funds, except the AZL BlackRock Global Allocation Fund, AZL Davis New York Venture Fund, AZL Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund and AZL Morgan Stanley Mid Cap Growth Fund may enter into futures contracts to provide equity exposure on the Fund’s cash balances. The AZL BlackRock Global Allocation Fund, AZL Davis New York Venture Fund, AZL Franklin Templeton Founding Strategy Plus Fund, AZL Gateway Fund, AZL Invesco International Equity Fund, AZL Morgan Stanley Global Real Estate Fund and AZL Morgan Stanley Mid Cap Growth Fund may enter futures contracts to manage their exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Options Contracts

The AZL BlackRock Global Allocation Fund and the AZL Gateway Fund may purchase or write put and call options on a security or an index of securities.

A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes and options on stocks involve elements of equity price risk.

Purchased Options Contracts—The Funds pay a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts—The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

As of September 30, 2012, the AZL Gateway Fund used written index call options and purchased index put options to hedge against security prices (equity risk) and the AZL BlackRock Global Allocation Fund

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

The Funds had the following transactions in written call and put options during the period ended September 30, 2012:

AZL BlackRock Global Allocation Fund

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2011	—	$—
Options written	(411,213)	(3,247,448)
Options exercised	292	83,840
Options expired	143,167	362,072
Options closed	180,866	1,822,676

Options outstanding at September 30, 2012	(86,888)	(978,860)

AZL Franklin Templeton Founding Strategy Plus Fund

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2011	(2)	$(4,050)
Options written	(41)	(3,796)
Options exercised	—	—
Options expired	5	642
Options closed	2	4,050

Options outstanding at September 30, 2012	(36)	$(3,154)

AZL Gateway Fund

	Number of Contracts	Premiums Received
Options outstanding at December, 2011	(399)	$(2,417,493)
Options written	(3,647)	(13,917,154)
Options closed	2,911	11,391,113

Options outstanding at October 31, 2012	(1,135)	(4,943,534)

Swap Agreements

The AZL BlackRock Global Allocation Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to market, interest rate and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as over-the-counter swap contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of September 30, 2012, the AZL BlackRock Global Allocation Fund entered into interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. As of September 30, 2012, the Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy. Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the far value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of September 30, 2012 in valuing the Funds’ investments based upon three levels defined above:

The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

AZL Allianz AGIC Opportunity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$149,918,603	$—	$—	$149,918,603
Securities Held as Collateral for Securities on Loan	—	35,509,731	—	35,509,731
Unaffiliated Investment Company	1,498,667	—	—	1,498,667

Total Investment Securities	$151,417,270	$35,509,731	$—	$186,927,001

AZL BlackRock Capital Appreciation Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$551,265,069	$—	$—	$551,265,069
Securities Held as Collateral for Securities on Loan	—	21,147,500	—	21,147,500
Unaffiliated Investment Company	10,168,266	—	—	10,168,266

Total Investment Securities	$561,433,335	$21,147,500	$—	$582,580,835

AZL BlackRock Global Allocation Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Aerospace & Defense	$2,819,645	$509,813	$—	$3,329,458
Airlines	—	243,271	—	243,271
Auto Components	553,716	1,659,510	—	2,213,226
Automobiles	850,199	2,941,338	—	3,791,537
Beverages	1,130,972	522,159	—	1,653,131
Building Products	—	75,085	—	75,085
Capital Markets	2,392,182	707,206	—	3,099,388
Chemicals	4,274,833	5,292,801	—	9,567,634
Commercial Banks	2,734,636	4,752,919	—	7,487,555
Construction & Engineering	266,143	927,229	—	1,193,372
Diversified Financial Services	3,488,127	455,421	—	3,943,548
Diversified Telecommunication Services	4,505,460	3,841,980	—	8,347,440
Electric Utilities	2,176,822	1,140,655	—	3,317,477
Electrical Equipment	601,121	218,581	—	819,702
Electronic Equipment, Instruments & Components	1,295,110	1,076,728	—	2,371,838
Energy Equipment & Services	3,283,627	150,838	—	3,434,465
Food Products	3,756,933	1,430,408	—	5,187,341
Gas Utilities	—	754,013	—	754,013
Health Care Equipment & Supplies	1,400,363	510,201	—	1,910,564
Health Care Providers & Services	6,369,736	2,642,940	—	9,012,676
Household Durables	1,156,771	215,149	—	1,371,920
Independent Power Producers & Energy Traders	841,668	338,859	—	1,180,527
Industrial Conglomerates	2,869,782	2,458,737	—	5,328,519
Insurance	4,366,161	2,273,594	—	6,639,755
Internet Software & Services	1,493,910	225,856	—	1,719,766
Machinery	592,384	1,773,247	—	2,365,631
Marine	—	179,230	—	179,230
Media	2,339,046	721,406	—	3,060,452
Metals & Mining	5,647,683	1,477,924	—	7,125,607
Multi-Utilities	518,820	707,802	—	1,226,622
Office Electronics	—	457,757	—	457,757
Oil, Gas & Consumable Fuels	18,404,422	4,763,332	—	23,167,754
Personal Products	384,380	138,547	—	522,927
Pharmaceuticals	8,226,479	4,509,494	—	12,735,973
Real Estate Investment Trusts (REITs)	695,790	701,131	—	1,396,921
Real Estate Management & Development	1,465,388	724,979	—	2,190,367
Road & Rail	1,330,284	1,273,249	—	2,603,533
Semiconductors & Semiconductor Equipment	2,699,926	2,901,371	—	5,601,297
Software	6,552,136	567,655	—	7,119,791
Specialty Retail	423,817	463,642	—	887,459
Textiles, Apparel & Luxury Goods	41,399	395,058	—	436,457
Tobacco	1,368,677	386,173	—	1,754,850
Trading Companies & Distributors	—	1,606,843	—	1,606,843
Transportation Infrastructure	—	221,237	380,017	601,254
Wireless Telecommunication Services	1,907,795	2,342,129	—	4,249,924
All Other Common Stocks+	25,936,800	—	—	25,936,800
Preferred Stocks :
Automobiles	—	807,999	—	807,999
All Other Preferred Stocks+	2,295,547	—	—	2,295,547
Convertible Preferred Stocks:
Commercial Banks	—	173,250	—	173,250

154

Health Care Providers & Services	—	142,026	—	142,026
All Other Convertible Preferred Stocks+	1,252,942	—	—	1,252,942
Convertible Bonds	—	8,406,122	—	8,406,122
Floating Rate Loans
Oil, Gas & Consumable Fuels	—	—	210,500	210,500
All Other Floating Rate Loans+	—	314,590	—	314,590
Corporate Bonds :
Transportation Infrastructure	—	—	614,559	614,559
All Other Corporate Bonds+	—	4,992,775	—	4,992,775
Foreign Bonds	—	40,973,913	—	40,973,913
Yankee Dollars	—	5,777,373	—	5,777,373
Private Placements	—	2,186,118	—	2,186,118
Collateralized Mortgage Obligations	—	295,875	—	295,875
U.S. Treasury Obligations	—	63,556,169	—	63,556,169
Exchange Traded Funds	10,140,951	—	—	10,140,951
Purchased Put Options	455,723	202,420	—	658,143
Purchased Call Options	313,856	1,206,689	372,154	1,892,699
Securities Held as Collateral for Securities on Loan	—	5,506,863	—	5,506,863
Unaffiliated Investment Company	5,352,144	14,492	—	5,352,144

Total Investment Securities	$150,974,306	$196,234,171	$1,577,230	$348,785,707

Other Financial Instruments:*
Futures Contracts	89,804	—	—	89,804
Credit Default Swaps	—	(106,464)	—	(106,464)
Interest Rate Swaps	—	27,260	—	27,260
Forward Currency Contracts	—	(111,662)	—	(111,662)
Written Call Options	(340,004)	(160,739)	—	(500,743)
Written Put Options	(39,329)	(148,981)	—	(188,310)

Total Investments	$150,684,777	$195,733,585	$1,577,230	$347,995,592

AZL Columbia Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$153,821,263	$—	$—	$153,821,263
Rights	—	23,424	—	23,424
Securities Held as Collateral for Securities on Loan	—	4,471,108	—	4,471,108
Unaffiliated Investment Company	6,937,444	—	—	6,937,444

Total Investment Securities	$160,758,707	$4,494,532	$—	$165,253,239

AZL Columbia Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Construction & Engineering	$1,875,088	$223,563	$—	$2,098,651
All Other Common Stocks+	133,354,231	—	—	133,354,231
Securities Held as Collateral for Securities on Loan	—	6,641,864	—	6,641,864
Unaffiliated Investment Company	924,998	—	—	924,998

Total Investment Securities	$136,154,317	$6,865,427	$—	$143,019,744

AZL Davis New York Venture Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$12,095,198	$2,974,872	$—	$15,070,070
Capital Markets	26,535,047	5,705,055	—	32,240,102
Food Products	—	761,632	—	761,632
Household Durables	—	538,122	—	538,122
Marine	—	4,687,706	—	4,687,706
Metals & Mining	—	4,710,794	—	4,710,794
Oil, Gas & Consumable Fuels	34,142,779	123,532	—	34,266,311
Real Estate Management & Development	2,730,776	4,114,087	—	6,844,863
Textiles, Apparel & Luxury Goods	—	767,705	—	767,705
Transportation Infrastructure	—	5,006,343	—	5,006,343
All Other Common Stocks+	296,266,914	—	—	296,266,914
Convertible Bonds:
Paper & Forest Products	—	67,100	—	67,100
Rights	—	25,604	—	25,604
Securities Held as Collateral for Securities on Loan	—	9,583,192	—	9,583,192
Unaffiliated Investment Company	19,932,616	—	—	19,932,616

Total Investment Securities	$391,703,330	$39,065,744	$—	$430,769,074

AZL Dreyfus Research Growth Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$280,270,021	$—	$—	$280,270,021
Affiliated Investment Company	2,408,236	—	—	2,408,236

Total Investment Securities	$282,678,257	$—	$—	$282,678,257

AZL Enhanced Bond Index Fund
	Level 1	Level 2	Level 3	Total
Investment Securities+:
Asset Backed Securities	$—	$33,673,573	$—	$33,673,573
Collateralized Mortgage Obligations	—	32,148,714	4,761,013	36,909,727
Corporate Bonds :
Diversified Financial Services	—	8,012,171	—	8,012,171
All Other Corporate Bonds+	—	64,173,444	—	64,173,444
Yankee Dollars	—	44,120,043	—	44,120,043
Foreign Bonds	—	592,830	—	592,830
U.S. Government Agency	—	14,949,132	—	14,949,132
U.S. Government Agency Mortgages	—	147,407,351	—	147,407,351
U.S. Treasury Obligations	—	121,884,281	—	121,884,281
Securities Held as Collateral for Securities on Loan	—	7,167,871	—	7,167,871
Unaffiliated Investment Company	69,055,804	—	—	69,055,804

Total Investment Securities	69,055,804	474,129,410	4,761,013	547,946,227

Securities Sold Short	—	(10,026,235)	—	(10,026,235)
Other Financial Instruments:*
Futures Contracts	(51,191)	—	—	(51,191)
Forward Currency Contracts	—	(44,611)	—	(44,611)

Total Investments	$69,004,613	$464,058,564	$4,761,013	$537,824,190

AZL Federated Clover Small Value Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$250,460,758	$—	$—	$250,460,758
Securities Held as Collateral for Securities on Loan	—	30,959,434	—	30,959,434
Unaffiliated Investment Company	11,180,670	—	—	11,180,670

Total Investment Securities	$261,641,428	$30,959,434	$—	$292,600,862

AZL Franklin Templeton Founding Strategy Plus Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Aerospace & Defense	$1,230,581	$1,030,617	$—	$2,261,198
Air Freight & Logistics	676,317	437,881	—	1,114,198
Airlines	—	2,593,028	—	2,593,028
Auto Components	—	1,081,703	—	1,081,703
Automobiles	858,153	1,980,614	—	2,838,767
Beverages	1,979,252	1,270,884	—	3,250,136
Capital Markets	2,613,505	2,159,362	—	4,772,867
Chemicals	1,777,506	1,790,645	—	3,568,151
Commercial Banks	5,745,292	7,104,440	—	12,849,732
Commercial Services & Supplies	—	254,549	—	254,549
Communications Equipment	3,468,049	974,744	—	4,442,793
Construction & Engineering	—	70,858	—	70,858
Construction Materials	—	1,263,563	—	1,263,563
Diversified Financial Services	5,388,834	2,016,129	23,144	7,428,107
Diversified Telecommunication Services	2,127,247	3,228,176	—	5,355,423
Electric Utilities	7,072,630	918,555	—	7,991,185
Electrical Equipment	—	1,167,690	—	1,167,690
Food & Staples Retailing	6,236,032	1,279,381	—	7,515,413
Household Durables	—	230,143	—	230,143
Industrial Conglomerates	2,455,405	2,398,679	—	4,854,084
Insurance	5,962,215	4,900,084	—	10,862,299
Life Sciences Tools & Services	—	162,480	—	162,480
Marine	—	1,089,716	—	1,089,716
Media	11,461,264	2,829,161	—	14,290,425
Metals & Mining	1,549,820	1,370,518	—	2,920,338
Multiline Retail	1,672,971	712,634	—	2,385,605
Multi-Utilities	4,145,650	454,653	—	4,600,303
Office Electronics	978,150	315,754	—	1,293,904
Oil, Gas & Consumable Fuels	15,428,782	6,966,954	—	22,395,736
Pharmaceuticals	13,550,727	6,782,094	—	20,332,821
Professional Services	—	1,273,656	—	1,273,656

Real Estate Investment Trusts (REITs)	160,736	85,481	—	246,217
Real Estate Management & Development	61,642	439,951	47,032	548,625
Semiconductors & Semiconductor Equipment	975,240	2,067,008	—	3,042,248
Software	5,185,816	1,662,214	—	6,848,030
Specialty Retail	295,209	1,006,525	—	1,301,734
Textiles, Apparel & Luxury Goods	—	23,631	—	23,631
Tobacco	2,918,497	3,571,302	—	6,489,799
Trading Companies & Distributors	—	161,103	—	161,103
Wireless Telecommunication Services	2,718,273	4,234,191	—	6,952,464
All Other Common Stocks+	31,489,485	—	—	31,489,485
Preferred Stocks	352,681	—	—	352,681
Convertible Preferred Stocks:
Commercial Banks	—	143,550	—	143,550
Oil, Gas & Consumable Fuels	—	473,875	—	473,875
Real Estate Investment Trusts (REITs)	—	66,250	—	66,250
All Other Convertible Preferred Stocks+	1,676,778	—	—	1,676,778
Convertible Bonds	—	1,565,905	—	1,565,905
Floating Rate Loans	—	6,567,337	—	6,567,337
Collateralized Mortgage Obligations	—	462,304	—	462,304
Corporate Bonds	—	40,416,394	—	40,416,394
Foreign Bonds	—	67,797,898	—	67,797,898
Yankee Dollars	—	12,950,325	—	12,950,325
Municipal Bonds	—	233,554	—	233,554
U.S. Government Agency	—	16,919,000	—	16,919,000
U.S. Treasury Obligations	—	5,498,825	—	5,498,825
Securities Held as Collateral for Securities on Loan	—	12,229,049	—	12,229,049
Unaffiliated Investment Company	22,698,022	—	—	22,698,022

Total Investment Securities	164,910,761	238,685,017	70,176	403,665,954

Securities Sold Short	(115,733)	—	—	(115,733)
Other Financial Instruments:*
Forward Currency Contracts	—	178,451	—	178,451
Written Call Options	(2,106)	—	—	(2,106)

Total Investments	$164,792,922	$238,863,468	$70,176	$403,726,566

AZL Gateway Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$165,056,351	$—	$—	$165,056,351
Purchased Put Options	758,950	—	—	758,950
Unaffiliated Investment Company	8,099,263	—	—	8,099,263

Total Investment Securities	173,914,564	—	—	173,914,564

Other Financial Instruments:*
Written Call Options	(3,917,830)	—	—	(3,917,830)

Total Investments	$169,996,734	$—	$—	$169,996,734

AZL International Index Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Airlines	$38,700	$802,418	$—	$841,118
Pharmaceuticals	—	45,188,230	—	45,188,230
All Other Common Stocks+	—	471,620,922	—	471,620,922
Preferred Stocks+	—	2,836,726	—	2,836,726
Rights	—	11,073	—	11,073
Securities Held as Collateral for Securities on Loan	—	47,090,892	—	47,090,892
Unaffiliated Investment Company	476,166	—	—	476,166

Total Investment Securities	514,866	567,550,260	—	568,065,126

Other Financial Instruments:*
Futures Contracts	(192,227)	—	—	(192,227)

Total Investments	$322,639	$567,550,260	—	$567,872,899

AZL Invesco Equity and Income Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Pharmaceuticals	$26,926,479	$2,341,157	$—	$29,267,636
All Other Common Stocks+	309,992,393	—	—	309,992,393
Convertible Bonds+	—	57,667,689	—	57,667,689
Corporate Bonds+	—	26,151,376	—	26,151,376
Exchange Traded Funds	1,496,646	—	—	1,496,646
Municipal Bonds	—	97,199	—	97,199
Convertible Preferred Stocks	—	876,750	—	876,750

Preferred Stocks+	—	6,799,398	—	6,799,398
U.S. Government Agency Mortgages	—	2,307,288	—	2,307,288
U.S. Treasury Obligations	—	76,611,516	—	76,611,516
Yankee Dollars	—	9,170,249	—	9,170,249
Securities Held as Collateral for Securities on Loan	—	6,232,831	—	6,232,831
Unaffiliated Investment Company	50,730,308	—	—	50,730,308

Total Investment Securities	$389,145,826	$188,255,453	$—	$577,401,279

Other Financial Instruments:*
Forward Currency Contracts	—	109,797	—	109,797

Total Investments	$389,145,826	$188,365,250	$—	$577,511,076

AZL Invesco Growth and Income Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Pharmaceuticals	$23,653,586	$1,988,679	$—	$25,642,265
All Other Common Stocks+	270,479,787	—	—	270,479,787
Exchange Traded Funds	1,258,374	—	—	1,258,374
Securities Held as Collateral for Securities on Loan	—	12,875	—	12,875
Unaffiliated Investment Company	29,310,510	—	—	29,310,510

Total Investment Securities	$324,702,257	$2,001,554	$—	$326,703,811

Other Financial Instruments:*
Forward Currency Contracts	—	89,439	—	89,439

Total Investments	$324,702,257	$2,090,993	$—	$326,793,250

AZL Invesco International Equity Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$4,504,629	$11,481,872	$—	$15,986,501
Chemicals	11,420,069	7,644,993	—	19,065,062
Commercial Banks	8,264,062	19,268,343	—	27,532,405
Insurance	4,162,811	—	—	4,162,811
Internet Software & Services	6,126,041	6,911,752	—	13,037,793
IT Services	4,956,125	9,518,661	—	14,474,786
Media	7,547,251	39,521,217	—	47,068,468
Oil, Gas & Consumable Fuels	18,203,937	20,924,886	—	39,128,823
Pharmaceuticals	9,927,799	22,069,541	—	31,997,340
Road & Rail	4,242,489	—	—	4,242,489
Semiconductors & Semiconductor Equipment	5,249,440	—	—	5,249,440
Wireless Telecommunication Services	6,453,899	5,942,874	—	12,396,773
All Other Common Stocks+	—	209,463,463	—	209,463,463
Preferred Stocks	—	7,320,940	—	7,320,940
Securities Held as Collateral for Securities on Loan	—	266,475	—	266,475
Unaffiliated Investment Company	43,328,560	—	—	43,328,560

Total Investment Securities	$134,387,112	$360,335,017	$—	$494,722,129

AZL JPMorgan International Opportunities Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Airlines	$4,823,315	$—	$—	$4,823,315
Metals & Mining	6,971,396	12,744,484	—	19,715,880
Pharmaceuticals	3,762,388	46,415,321	—	50,177,709
All Other Common Stocks+	—	427,970,604	—	427,970,604
Preferred Stocks	—	14,478,746	—	14,478,746
Securities Held as Collateral for Securities on Loan	—	11,993,983	—	11,993,983
Unaffiliated Investment Company	23,263,859	—	—	23,263,859

Total Investment Securities	$38,820,958	$513,603,138	$—	$552,424,096

Other Financial Instruments:*
Forward Currency Contracts	—	(378,702)	—	(378,702)

Total Investments	$38,820,958	$513,224,436	$—	$552,045,394

AZL JPMorgan U.S. Equity Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$385,540,265	$—	$—	$385,540,265
Securities Held as Collateral for Securities on Loan	—	2,769,678	—	2,769,678
Unaffiliated Investment Company	6,409,814	—	—	6,409,814

Total Investment Securities	$391,950,079	$2,769,678	$—	$394,719,757

Other Financial Instruments:*
Futures Contracts	(9,979)	—	—	(9,979)

Total Investments	$391,940,100	$2,769,678	$—	$394,709,778

AZL MFS Investors Trust Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Automobiles	$—	$1,507,611	$—	$1,507,611
Beverages	—	6,589,407	—	6,589,407
Chemicals	6,599,569	3,218,136	—	9,817,705
Food Products	2,931,207	4,414,306	—	7,345,513
Household Products	9,251,210	3,094,627	—	12,345,837
Specialty Retail	—	1,991,312	—	1,991,312
Textiles, Apparel & Luxury Goods	4,964,650	2,825,421	—	7,790,071
All Other Common Stocks+	275,189,351	—	—	275,189,351
Securities Held as Collateral for Securities on Loan	—	4,140,286		4,140,286
Unaffiliated Investment Company	1,556,365	—	—	1,556,365

Total Investment Securities	$300,492,352	$27,781,106	$—	$328,273,458

AZL MFS Value Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$4,116,673	$7,824,630	$—	$11,941,303
Electric Utilities	805,847	451,164	—	1,257,011
Food Products	9,290,483	8,684,501	—	17,974,984
Pharmaceuticals	36,674,824	2,295,450	—	38,970,274
Wireless Telecommunication Services	—	7,886,709	—	7,886,709
All Other Common Stocks+	340,950,419	—	—	340,950,419
Convertible Preferred Stocks	392,700	—	—	392,700
Securities Held as Collateral for Securities on Loan	—	8,237,171	—	8,237,171
Unaffiliated Investment Company	5,267,744	—	—	5,267,744

Total Investment Securities	$397,498,690	$35,379,625	$—	$432,878,315

AZL Mid Cap Index Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$283,260,070	$—	$—	$283,260,070
Securities Held as Collateral for Securities on Loan	—	6,753,279	—	6,753,279
Unaffiliated Investment Company	7,721,376	—	—	7,721,376

Total Investment Securities	$290,981,446	$6,753,279	$—	$297,734,725

Other Financial Instruments:*
Futures Contracts	(113,966)	—	—	(113,966)

Total Investments	$290,867,480	6,753,279	$—	$297,620,759

AZL Money Market Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Certificates of Deposit	$—	$259,008,703	$—	$259,008,703
Commercial Paper	—	373,850,872	—	373,850,872
Municipal Bonds	—	85,500,000	—	85,500,000
U.S. Government Agency Mortgages	—	52,777,312	—	52,777,312
U.S. Treasury Obligations	—	89,060,541	—	89,060,541
Unaffiliated Investment Company	6,703	—	—	6,703

Total Investment Securities	$6,703	$860,197,428	$—	$860,204,131

AZL Morgan Stanley Global Real Estate Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Diversified Real Estate Activities	$405,685	$33,799,227	$—	$34,204,912
Diversified REIT’s	7,024,056	10,435,478	—	17,459,534
Industrial REIT’s	926,646	1,593,194	—	2,519,840
Office REIT’s	7,349,034	4,798,691	—	12,147,725
Real Estate Investment Trusts (REITs)	32,527	3,586,709	—	3,619,236
Real Estate Management & Development	730,134	6,546,762	—	7,276,896
Real Estate Operating Companies	9,213,399	15,596,757	—	24,810,156
Residential REIT’s	16,483,771	270,689	—	16,754,460
Retail REIT’s	18,889,575	14,574,245	—	33,463,820
Specialized REIT’s	15,629,457	353,077	—	15,982,534
All Other Common Stocks+	4,597,639	—	—	4,597,639
Rights	—	4,162	—	4,162
Securities Held as Collateral for Securities on Loan	—	1,612,736	—	1,612,736

Unaffiliated Investment Company

Unaffiliated Investment Company	2,141,340	—	—	2,141,340

Total Investment Securities	$83,423,263	$93,171,727	$—	$176,594,990

AZL Morgan Stanley Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$—	$9,393,408	$—	$9,393,408
Commercial Services & Supplies	13,397,509	13,970,088	—	27,367,597
Metals & Mining	1,850,603	1,163,911	—	3,014,514
Professional Services	25,977,256	11,000,726	—	36,977,982
All Other Common Stocks+	295,793,537	—	—	295,793,537
Private Placements+	—	—	6,484,692	6,484,692
Securities Held as Collateral for Securities on Loan	—	66,326,769	—	66,326,769
Unaffiliated Investment Company	37,639,900	—	—	37,639,900

Total Investment Securities	$374,658,805	$101,854,902	$6,484,692	$482,998,399

AZL NFJ International Value Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$2,863,342	$2,607,423	$—	$5,470,765
Chemicals	3,956,289	1,232,840	—	5,189,129
Commercial Banks	10,939,751	7,688,931	—	18,628,682
Diversified Financial Services	—	2,563,813	—	2,563,813
Electronic Equipment, Instruments & Components	—	2,472,205	—	2,472,205
Energy Equipment & Services	—	1,397,710	—	1,397,710
Food & Staples Retailing	—	2,224,965	—	2,224,965
Industrial Conglomerates	1,197,517	2,835,749	—	4,033,266
IT Services	—	1,324,538	—	1,324,538
Leisure Equipment & Products	—	1,122,484	—	1,122,484
Machinery	—	1,088,261	—	1,088,261
Media	—	2,532,294	—	2,532,294
Oil, Gas & Consumable Fuels	11,568,086	2,532,020	—	14,100,106
Pharmaceuticals	6,098,946	2,554,038	—	8,652,984
Tobacco	—	2,449,819	—	2,449,819
Wireless Telecommunication Services	2,371,474	2,813,296	—	5,184,770
All Other Common Stocks+	45,989,208	—	—	45,989,208
Securities Held as Collateral for Securities on Loan	—	16,792,567	—	16,792,567
Unaffiliated Investment Company	3,311,428	—	—	3,311,428

Total Investment Securities	$88,296,041	$56,232,953	$—	$144,528,994

AZL Oppenheimer Discovery Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$123,234,995	$—	$—	$123,234,995
Securities Held as Collateral for Securities on Loan	—	16,237,911	—	16,237,911
Unaffiliated Investment Company	5,914,591	—	—	5,914,591

Total Investment Securities	$129,149,586	$16,237,911	$—	$145,387,497

AZL Pyramis Core Bond
	Level 1	Level 2	Level 3	Total
Investment Securities+:
Collateralized Mortgage Obligations	$—	$17,416,003	$—	$17,416,003
Corporate Bonds+	—	68,003,344	—	68,003,344
Yankee Dollars+	—	9,318,800	—	9,318,800
Municipal Bonds	—	5,043,179	—	5,043,179
U.S. Government Agency Mortgages	—	139,984,314	—	139,984,314
U.S. Treasury Obligations	—	79,875,596	—	79,875,596
Unaffiliated Investment Company	151,850,353	—	—	151,850,353

Total Investment Securities	151,850,353	319,641,237	—	471,491,589

Securities Sold Short	—	(321,750)	—	(321,750)

Total Investments	$151,850,353	$319,319,487	$—	$471,169,839

AZL Russell 1000 Growth Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$142,244,997	$—	$—	$142,244,997
Rigths	339	—	—	339
Securities Held as Collateral for Securities on Loan	—	2,309,706	—	2,309,706
Unaffiliated Investment Company	3,994,850	—	—	3,994,850

Total Investment Securities	$146,240,186	$2,309,706	$—	$148,549,892

Other Financial Instruments:*
Futures Contracts	12,120	—	—	12,120

Total Investments	$146,252,306	$2,309,706	$—	$148,562,012

AZL Russell 1000 Value Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$217,873,383	$—	$—	$217,873,383
Rigths	3,222	—	—	3,222
Securities Held as Collateral for Securities on Loan	—	4,915,767	—	4,915,767
Unaffiliated Investment Company	2,746,386	—	—	2,746,386

Total Investment Securities	$220,622,991	$4,915,767	$—	$225,538,758

Other Financial Instruments:*
Futures Contracts	4,570	—	—	4,570

Total Investments	$220,627,561	$4,915,767	$—	$225,543,328

AZL S&P 500 Index Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$967,502,650	$—	$—	$967,502,650
Securities Held as Collateral for Securities on Loan	—	8,665,758	—	8,665,758
Unaffiliated Investment Company	39,016,799	—	—	39,016,799

Total Investment Securities	$1,006,519,449	$8,665,758	$—	$1,015,185,207

Other Financial Instruments:*
Futures Contracts	132,080	—	—	132,080

Total Investments	$1,006,651,529	$8,665,758	$—	$1,015,317,287

AZL Schroder Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$2,152,332	$714,057	$—	$2,866,389
Chemicals	2,113,929	6,409,524	—	8,523,453
Commercial Banks	11,193,356	55,185,046	—	66,378,402
Construction Materials	355,805	3,408,149	—	3,763,954
Electric Utilities	1,211,539	—	—	1,211,539
Food Products	3,020,083	—	—	3,020,083
Health Care Equipment & Supplies	1,381,371	—	—	1,381,371
Household Products	4,560,684	—	—	4,560,684
Internet Software & Services	4,405,125	7,888,554	—	12,293,679
Machinery	1,312,356	1,668,810	—	2,981,166
Metals & Mining	8,051,981	3,255,719	—	11,307,700
Multiline Retail	3,381,067	1,169,960	—	4,551,027
Oil, Gas & Consumable Fuels	21,619,428	21,142,614	—	42,762,042
Real Estate Management & Development	4,614,083	4,851,593	—	9,465,676
Specialty Retail	1,317,512	3,425,855	—	4,743,367
Transportation Infrastructure	2,962,210	1,259,889	—	4,222,099
Wireless Telecommunication Services	6,991,354	16,427,467	—	23,418,821
All Other Common Stocks+	—	104,065,139	—	104,065,139
Preferred Stocks	6,516,584	—	—	6,516,584
Securities Held as Collateral for Securities on Loan	—	8,248,688	—	8,248,688
Unaffiliated Investment Company	4,503,065	—	—	4,503,065

Total Investment Securities	$91,663,864	$239,121,064	$—	$330,784,928

AZL Small Cap Stock Index Fund
	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$257,542,196	$—	$—	$257,542,196
Securities Held as Collateral for Securities on Loan	—	23,509,135	—	23,509,135
Unaffiliated Investment Company	3,069,496	—	—	3,069,496

Total Investment Securities	$260,611,692	$23,509,135	$—	$284,120,827

Other Financial Instruments:*
Futures Contracts	(6,365)	—	—	(6,365)

Total Investments	$260,605,327	$23,509,135	$—	$284,114,462

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
*	Other Financial Instruments would include any derivative instruments, such as options, futures contracts, forward currency contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2012 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at 09/30/2012	Valuation Basis at 09/30/2012	Valuation Technique(s)	Unobservable Input(s)	Range		Weighted Average
AZL BlackRock Global Allocation Fund
Investment Securities:
Common Stock:
Transportation Infrastructure:
Delta Topco, Ltd.	$380,017	Original cost	Market Transaction Method	Discount for lack of marketability	5%	5%	5%
Corporate Bonds:
Transportation Infrastructure:
Delta Topco, Ltd.	$614,559	Original cost	Market Transaction Method	Discount for lack of marketability	5%	5%	5%
Oil, Gas & Consumable Fuels:
GNL Quintero SA	$210,500	Original cost	Original cost	N/A	—	—	—
Derivatives:
Options:
Goldcorp, Inc.	$76,396	Original cost	Original cost	N/A	—	—	—
Randgold Resources	20,767	Original cost	Original cost	N/A	—	—	—
Yamana Gold, Inc	39,571	Original cost	Original cost	N/A	—	—	—
Silver Wheaton	71,023	Original cost	Original cost	N/A	—	—	—
Kinross Gold Corp.	30,864	Original cost	Original cost	N/A	—	—	—
Eldorado Gold Corp.	26,223	Original cost	Original cost	N/A	—	—	—
Pan American Silver	13,535	Original cost	Original cost	N/A	—	—	—
IAMGOLD Corp.	13,156	Original cost	Original cost	N/A	—	—	—
Coeur D’alene Mines Corp.	17,450	Original cost	Original cost	N/A	—	—	—
New Gold, Inc.	12,594	Original cost	Original cost	N/A	—	—	—
Silver Standard Resources, Inc.	6,572	Original cost	Original cost	N/A	—	—	—
First Majestic Silver Corp	9,698	Original cost	Original cost	N/A	—	—	—
Stillwater Mining Co.,	13,567	Original cost	Original cost	N/A	—	—	—
NovaGold Resources, Inc.	7,808	Original cost	Original cost	N/A	—	—	—
Endeavour Silver Corp.,	5,375	Original cost	Original cost	N/A	—	—	—
Silvercorp Metals, Inc.,	3,716	Original cost	Original cost	N/A	—	—	—
Seabridge Gold, Inc	3,839	Original cost	Original cost	N/A	—	—	—
Warrants:
Paper & Forest Products:
TFS Corp., Ltd.	$—	Valued at zero	N/A	N/A	—	—	—

Total Investment Securities	$1,577,230

AZL Davis New York Venture Fund
Investment Securities:
Common Stock:
Paper & Forest Products:
Sino-Forest Corp.	$—	Valued at zero	N/A	N/A	—	—	—
Sino-Forest Corp. - 144A	—	Valued at zero	N/A	N/A	—	—	—

Total Investment Securities	$—

AZL Enhanced Bond Index Fund
Investment Securities:
Collateralized Mortgage Obligations:
Bank of America Re-Remic Trust	$1,330,000	Original cost	Original cost	N/A	—	—	—
COMM 2012-LTRT	841,754	Original cost	Original cost	N/A	—	—	—
DBRR Trust, Series 2012-EZ1	2,589,259	Original cost	Original cost	N/A	—	—	—

Total Investment Securities	$4,761,013

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at 09/30/2012	Valuation Basis at 09/30/2012	Valuation Technique(s)	Unobservable Input(s)	Range		Weighted Average
AZL Franklin Templeton Founding Strategy Plus Fund
Investment Securities:
Common Stock:
Diversified Financial Services:
Bond Street Holdings LLC	$23,144	Last available price	Market Transaction Method	Last Observable Transaction	—	—	—
Real Estate Management & Development:
Canary Wharf Group plc	$47,032	Market comparable company	Market Comparable Company	Discount for Lack of Marketability	8%	—	—

Total Investment Securities	$70,176

AZL International Index Fund
Investment Securities:
Common Stock:
Diversified Financial Services:
BGP Holdings plc	$—	Valued at zero	N/A	N/A	—	—	—

Total Investment Securities	$—

AZL Invesco International Equity Fund
Investment Securities:
Common Stock:
Electronic Equipment, Instruments & Components
Art Advanced Research Technologies, Inc.	$—	Valued at zero	N/A	N/A	—		—

Total Investment Securities	$—

AZL Morgan Stanley Global Real Estate Fund
Investment Securities:
Common Stock:
Diversified Financial Services:
BGP Holdings plc	$—	Valued at zero	N/A	N/A	—		—

Total Investment Securities	$—

Quantitative Information about Level 3 Fair Value Measurements
Type of Assets	Fair Value at 09/30/2012	Valuation Basis at 09/30/2012	Valuation Technique(s)	Unobservable Input(s)	Range				Weighted Average
AZL Morgan Stanley Mid Cap Growth Fund
Investment Securities:
Private Placement:
Internet & Catalog Retail:
Peixe Urbano, Inc.	$234,122	Discounted Cash Flow / Comparable Companies	Market Transaction Method	Purchase Price of Peixe Urbano Preferred Stock	—		—		—
			Market Comparable Companies	Enterprise Value / Revenue	1.3	x	2.4	x	2.2	x
				Discount for lack of marketability	10%		10%		10%
			Discounted Cash Flow	Weighted Average Cost of Capital	26%		30%		28%
				Perpetual Growth Rate	5%		6%		5.5%

Internet Software & Services:
Dropbox, Inc.	$2,222,513	Original cost	Market Transaction Method	Purchase Price of Dropbox Common Stock	—		—		—
			Market Comparable Companies	Enterprise Value / Revenue	6.3	x	9.1	x	7.7	x
				Discount for lack of marketability	10%		10%		10%
			Discounted Cash Flow	Weighted Average Cost of Capital	16%		20%		18%
				Perpetual Growth Rate	2%		3%		2.5%

Palantir Technologies, Inc.	$702,919	Original cost	Market Transaction Method	Purchase Price of Palantir Preferred Stock	—		—		—
			Market Comparable Companies	Enterprise Value / Revenue	7.9	x	21.2	x	14.1	x
				Discount for lack of marketability	15%		15%		15%
			Discounted Cash Flow	Weighted Average Cost of Capital	15%		19%		17%
				Perpetual Growth Rate	2%		3%		2.5%

Software:
Workday, Inc.	$869,839	Market Transaction	Market Transaction Method	Sale of Workday Preferred Stock	$19.00		$19.00		$19.00
			Market Comparable Companies	Enterprise Value / Revenue	6.4	x%	14.8	x	9.5	x
				Discount for lack of marketability	N/A		N/A		N/A

			Discounted Cash Flow	Weighted Average Cost of Capital	N/A		N/A		N/A
				Perpetual Growth Rate	N/A		N/A		N/A

Transportation Infrastructure:
Better Place LLC	$2,455,299	Discounted Cash Flow / Comparable Companies	Market Transaction Method	Purchase Price of Better Place Preferred Stock	—		—		—
			Market Comparable Companies	Enterprise Value / Revenue	3	x	3.6	x	3.3	x
				Discount for lack of marketability	15%		15%		15%
			Discounted Cash Flow	Weighted Average Cost of Capital	22.5%		27.5%		24.7%
				Perpetual Growth Rate	2.5%		3.5%		3.0%

Total Investment Securities	$6,484,692

AZL Small Cap Stock Index Fund
Investment Securities:
Rights:
Electronic Equipment, Instruments & Components:
Gerber Scientific, Inc.	$—	Valued at zero	N/A	N/A	—				—

Total Investment Securities	$—

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

AZL Davis New York Venture Fund	Balance as of December 31, 2011	Net realized gains/ (losses)	Change in unrealized appreciation/ (depreciation)	Gross purchases	Transfers in/ (out) of Level 3	Balance as of September 30, 2012
Investment Securities:
Common Stocks:
Paper & Forest Products	$398,033	$—	$(398,033)	$—	$—	$—

Total Investment Securities	$398,033	$—	$(398,033)	$—	$—	$—

AZL BlackRock Global Allocation Fund	Balance as of December 31, 2011	Net realized gains/ (losses)	Change in unrealized appreciation/ (depreciation)	Gross purchases	Transfers in/ (out) of Level 3	Balance as of September 30, 2012
Investment Securities:
Common Stocks:
Transportation Infrastructure	$—	$—	$—	$380,017	$—	$380,017
Floating Rate Loans
Oil, Gas & Consumable Fuels	—	—	—	210,500	—	210,500
Corporate Bonds
Transportation Infrastructure	—	—	—	614,559	—	614,559
Purchased Call Options	—	—	—	372,154	—	372,154

Total Investment Securities	$—	$—	$—	$1,577,230	$—	$1,577,230

AZL Enhanced Bond Index Fund	Balance as of December 31, 2011	Net realized gains/ (losses)	Change in unrealized appreciation/ (depreciation)	Gross purchases	Transfers in/ (out) of Level 3	Balance as of September 30, 2012
Investment Securities:
Collateralized Mortgage Obligation:	$—	$—	$—	$4,761,013	$—	$4,761,013

Total Investment Securities	$—	$—	$—	$4,761,013	$—	$4,761,013

AZL Franklin Templeton Founding Strategy Plus Fund	Balance as of December 31, 2011	Net Realized gains/ (losses)	Change in unrealized appreciation/ (depreciation)	Gross purchases	Transfers in/ (out) of Level 3	Balance as of September 30, 2012
Investment Securities:
Common Stocks:
Diversified Financial Services	$22,518	$—	$626	$—	$—	$23,144
Real Estate Management & Development	48,189	—	(1,157)	—	—	47,032

Total Investment Securities	$70,707	$—	$(531)	$—	$—	$70,176

AZL Morgan Stanley Mid Cap Growth Fund	Balance as of December 31, 2011	Net realized gains/ (losses)	Change in unrealized appreciation/ (depreciation)	Gross purchases	Transfers in/ (out) of Level 3	Balance as of September 30, 2012
Investment Securities:
Private Placement:
Internet & Catalog Retail	$1,101,072	$—	$(866,950)	$—	$—	$234,122
Internet Software & Services	—	—	—	2,925,432	—	2,925,432
Software	607,056	—	262,783	—	—	869,839
Transportation Infrastructure	3,715,686	—	(1,260,387)	—	—	2,455,299

Total Investment Securities	$5,423,814	$—	$(1,864,554)	$2,925,432	$—	$6,484,692

166

4. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trust’s Board of Trustees (“Trustees”). Not all restricted securities are considered illiquid. Restricted securities held as of September 30, 2012 are presented within the Funds’ Schedules.

AZL BlackRock Global Allocation Fund

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value	Percentage of Net Assets

Inversiones Alsacia SA, 8.00%, 8/18/18	2/1/12	$224,991	$247,923	$254,411	0.1%
REI Agro, Ltd., Series REGS, 5.50%, 11.13.14	2/7/12	300,000	400,000	272,808	0.1%
Ying Li International Real Estate,Ltd., 4.00%, 3.3.15	1/18/12	446,250	500,000	415,682	0.1%
Zeus Cayman II, Serities REGS,1.02%, 8.18.16	1/25/12	19,100,000	20,000,000	260,254	0.1%
TFS Corp., Ltd., 11.00%, 7/15/18,	6/6/12	409,063	425,000	403,750	0.1%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	614,560	601,995	614,559	0.2%
GNL Quintero SA, 6/20/23	9/12/12	210,500	250,000	210,500	0.1%
Delta Topco, Ltd.	5/2/12	379,997	615,711	380,017	0.1%

AZL Davis New York Venture Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Sino-Forest Corp., 5.00%, 8/1/13	7/17/08	$488,000	$488,000	$67,100	0.0%

AZL Franklin Templeton Founding Strategy Plus Fund

Security	Acquisition Date	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Canary Wharf Group plc	2/19/10	$40,910	13,131	$47,032	0.0%
Dynegy Holdings, Inc. 8.38%, 5.1.16	3/9/11	38,250	$50,000	28,500	0.0%
Dynegy Holdings, Inc. 7.75%, 6.1.19	4/12/11	133,261	$170,000	96,050	0.0%
Dynegy Holdings, Inc. 7.50%, 6.1.15	10/29/09	380,275	$410,000	233,700	0.1%

AZL Morgan Stanley Mid Cap Growth Fund

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
Better Place LLC	1/25/10	2,046,081	818,433	2,455,299	0.6%
Peixe Urbano, Inc	12/02/11	1,101,072	33,446	234,122	0.1%
Workday, Inc	10/12/11	607,056	45,781	869,839	0.2%
Palantir Technologies, Inc.	7/19/2012	702,919	229,712	702,919	0.2%
Dropbox, Inc.	5/1/2012	222,513	245,606	2,222,513	0.5%

AZL Morgan Stanley Global Real Estate Fund

Security	Acquisition Date	Acquisition Cost	Shares	Fair Value	Percentage of Net Assets
BGP Holdings plc	8/21/09	$—	2,485,087	$—	0.0%

5. Federal Tax Cost Information

At September 30, 2012, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AZL Allianz AGIC Opportunity Fund	$188,462,193	$16,081,557	$(17,616,749)	$(1,535,192)
AZL BlackRock Capital Appreciation Fund	456,617,420	136,866,380	(10,902,965)	125,963,415
AZL BlackRock Global Allocation Fund	332,093,448	24,252,517	(7,560,258)	16,692,259
AZL Columbia Mid Cap Value Fund	144,483,311	26,441,937	(5,672,009)	20,769,928
AZL Columbia Small Cap Value Fund	131,211,239	20,327,442	(8,518,937)	11,808,505
AZL Davis New York Venture Fund	324,858,077	121,047,896	(15,136,899)	105,910,997
AZL Dreyfus Research Growth Fund	232,003,318	53,292,114	(2,617,175)	50,674,939
AZL Enhanced Bond Index Fund	536,253,630	12,223,819	(531,165)	11,692,654
AZL Federated Clover Small Value Fund	287,789,494	16,839,212	(12,027,844)	4,811,368
AZL Franklin Templeton Strategy Plus Fund	389,656,588	30,334,625	(16,325,259)	14,009,366
AZL Gateway Fund	166,101,171	11,064,110	(3,250,717)	7,813,393
AZL International Index Fund	554,883,185	58,563,688	(45,381,747)	13,181,941
AZL Invesco Equity and Income Fund	507,726,067	81,075,218	(11,400,006)	69,675,212
AZL Invesco Growth and Income Fund	275,561,513	57,099,831	(5,957,533)	51,142,298
AZL Invesco International Equity Fund	419,931,449	88,786,489	(13,995,809)	74,790,680
AZL JPMorgan International Opportunities Fund	553,847,541	37,847,149	(39,270,594)	(1,423,445)
AZL JPMorgan U.S. Equity Fund	336,931,522	68,881,666	(11,093,431)	57,788,235
AZL MFS Investors Trust Fund	260,918,503	73,553,087	(6,198,132)	67,354,955
AZL MFS Value Fund	408,028,619	31,961,811	(7,112,115)	24,849,696
AZL Mid Cap Index Fund	262,057,036	49,394,248	(13,830,525)	35,563,723
AZL Money Market Fund	860,204,131	—	—	—
AZL Morgan Stanley Global Real Estate Fund	144,423,882	48,014,054	(15,842,946)	32,171,108
AZL Morgan Stanley Mid Cap Growth Fund	437,380,384	85,646,447	(40,028,432)	45,618,015
AZL NFJ International Value Fund	136,970,943	14,003,821	(6,445,770)	7,558,051
AZL Oppenheimer Discovery Fund	133,808,994	14,136,124	(2,557,621)	11,578,503
AZL Pyramis Core Bond Fund	470,185,538	1,790,203	(484,152)	1,306,051
AZL Russell 1000 Growth Index Fund	118,499,017	31,835,220	(1,784,345)	30,050,875
AZL Russell 1000 Value Index Fund	203,907,692	31,673,678	(10,042,612)	21,631,066
AZL S&P 500 Index Fund	789,597,096	256,545,176	(30,957,065)	225,588,111
AZL Schroder Emerging Markets Equity Fund	276,994,349	66,011,984	(12,221,405)	53,790,579
AZL Small Cap Stock Index Fund	244,091,579	61,990,307	(21,961,059)	40,029,248

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date	November 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, President

Date	November 14, 2012

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards, Treasurer

Date	November 14, 2012